                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-00558

                       THE HARTFORD MUTUAL FUNDS II, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE 9
---------                                                       ----------
COMMON STOCK -- 67.0%
            BASIC MATERIALS -- 3.7%
     208    3M Co. ...........................................  $   15,608
     702    Alcoa, Inc. ......................................      19,680
     319    Dow Chemical Co. .................................      15,282
      71    DuPont (E.I.) de Nemours & Co. ...................       3,030
     745    Rio Tinto plc.....................................      24,733
                                                                ----------
                                                                    78,333
                                                                ----------
            CAPITAL GOODS -- 3.2%
     247    Boeing Co. .......................................      16,272
     150    Deere & Co. ......................................      11,037
     178    Illinois Tool Works, Inc. ........................      15,211
      93    Ingersoll-Rand Co. Class A........................       7,285
     346    United Technologies Corp. ........................      17,537
                                                                ----------
                                                                    67,342
                                                                ----------
            CONSUMER CYCLICAL -- 6.7%
     532    Caterpillar, Inc. t...............................      28,685
     372    Costco Wholesale Corp. ...........................      17,078
     360    Dollar General Corp. .............................       7,319
     225    Federated Department Stores t.....................      17,086
     679    Gap, Inc. ........................................      14,325
     669    Home Depot, Inc. .................................      29,091
     248    McDonald's Corp. .................................       7,740
     405    Toyota Motor Corp. ...............................      15,317
     136    Wal-Mart Stores, Inc. ............................       6,697
                                                                ----------
                                                                   143,338
                                                                ----------
            CONSUMER STAPLES -- 4.4%
     344    Archer-Daniels-Midland Co. .......................       7,885
     581    Coca-Cola Co. ....................................      25,429
     466    PepsiCo, Inc. ....................................      25,389
     615    Procter & Gamble Co. .............................      34,201
                                                                ----------
                                                                    92,904
                                                                ----------
            ENERGY -- 5.4%
     259    BHP Billiton Ltd. ADR.............................       7,669
      91    Chevron Corp. ....................................       5,256
     328    ConocoPhillips....................................      20,523
     547    Exxon Mobil Corp. ................................      32,113
     119    Occidental Petroleum Corp. .......................       9,750
     273    Schlumberger Ltd. t...............................      22,878
      95    Total S.A. ADR....................................      11,862
     279    Williams Companies, Inc. .........................       5,928
                                                                ----------
                                                                   115,979
                                                                ----------
            FINANCE -- 12.6%
     659    American International Group, Inc. ...............      39,665
     656    Bank of America Corp. ............................      28,584
     798    Citigroup, Inc. ..................................      34,692
     378    Credit Suisse Group ADR...........................      15,847
     269    Federal National Mortgage Association.............      15,026
     111    General Growth Properties, Inc. ..................       5,113
     124    Goldman Sachs Group, Inc. ........................      13,285
      64    Marsh & McLennan Companies, Inc. .................       1,848
     972    MBNA Corp. .......................................      24,443
       1    Mitsubishi Tokyo Financial Group, Inc. ...........      11,789
     101    ORIX Corp. .......................................      14,915

                                                                  MARKET
 SHARES                                                          VALUE 9
---------                                                       ----------
            FINANCE -- (CONTINUED)
     648    St. Paul Travelers Companies, Inc. ...............  $   28,513
     415    State Street Corp. ...............................      20,642
   2,753    UniCredito Italiano S.p.A. .......................      14,568
                                                                ----------
                                                                   268,930
                                                                ----------
            HEALTH CARE -- 10.4%
     404    Abbott Laboratories...............................      18,834
     407    Amgen, Inc. l.....................................      32,450
     116    AstraZeneca plc...................................       5,249
     183    AstraZeneca plc ADR...............................       8,324
      60    Cardinal Health, Inc. ............................       3,593
     104    Forest Laboratories, Inc. l.......................       4,152
     132    Genzyme Corp. l...................................       9,792
     136    Gilead Sciences, Inc. l...........................       6,081
     458    Lilly (Eli) & Co. ................................      25,778
     473    Medtronic, Inc. ..................................      25,503
   1,118    Pfizer, Inc. .....................................      29,624
     116    Roche Holding AG..................................      15,684
     507    Sanofi-Aventis S.A. ADR...........................      21,944
     705    Schering-Plough Corp. ............................      14,678
                                                                ----------
                                                                   221,686
                                                                ----------
            SERVICES -- 2.8%
     629    Accenture Ltd. Class A lt.........................      15,758
      49    Starwood Hotels & Resorts Worldwide, Inc. ........       3,071
     438    Viacom, Inc. Class B..............................      14,672
     415    Walt Disney Co. ..................................      10,635
     456    XM Satellite Radio Holdings, Inc. Class A lt......      16,244
                                                                ----------
                                                                    60,380
                                                                ----------
            TECHNOLOGY -- 16.8%
     979    Applied Materials, Inc. l.........................      18,069
   1,030    AT&T Corp. .......................................      20,394
   1,752    Cisco Systems, Inc. l.............................      33,543
      81    Electronic Arts, Inc. l...........................       4,689
     496    EMC Corp. l.......................................       6,793
     625    First Data Corp. .................................      25,692
   1,313    General Electric Co. .............................      45,305
     469    Hewlett-Packard Co. ..............................      11,537
     149    International Business Machines Corp. ............      12,452
      87    KLA-Tencor Corp. l................................       4,498
   2,072    Microsoft Corp. ..................................      53,069
     678    Motorola, Inc. ...................................      14,358
     201    Qualcomm, Inc. ...................................       7,937
     154    Research In Motion Ltd. l.........................      10,882
      33    Samsung Electronics Co., Ltd. ....................      17,932
     593    Sprint Corp. t....................................      15,941
     144    Telefonica S.A. ADR...............................       7,250
   2,097    Time Warner, Inc. l...............................      35,682
     372    Yahoo!, Inc. l....................................      12,409
                                                                ----------
                                                                   358,432
                                                                ----------
            TRANSPORTATION -- 1.0%
     418    Carnival Corp. ...................................      21,887
                                                                ----------
            Total common stock
              (cost $1,301,536)...............................  $1,429,211
                                                                ----------

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ----------
MUNICIPAL BONDS -- 0.2%
            GENERAL OBLIGATIONS -- 0.2%
 $ 2,050    Illinois GO,
              5.10%, Taxable Pension 6-1-2033.................  $    2,050
   2,000    Oregon School Boards Association,
              4.759%, Taxable Pension 6-30-2028...............       1,940
                                                                ----------
            Total municipal bonds
              (cost $4,027)...................................  $    3,990
                                                                ----------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.0%
            FINANCE -- 2.0%
   6,422    Chase Manhattan Auto Owner Trust,
              4.21%, 1-15-2009................................       6,427
  10,000    Citibank Credit Card Issuance Trust,
              5.65%, 6-16-2008................................      10,122
  10,000    MBNA Credit Card Master Note Trust,
              4.95%, 6-15-2009................................      10,109
  10,000    Peco Energy Transition Trust,
              6.13%, 3-1-2009.................................      10,396
   2,200    Wells Fargo Mortgage Backed Securities Trust,
              4.54%, 4-25-2035 H..............................       2,171
   2,094    Wells Fargo Mortgage Backed Securities Trust,
              4.56%, 3-25-2035 H..............................       2,071
                                                                ----------
                                                                    41,296
                                                                ----------
            TRANSPORTATION -- 0.5%
  10,000    Connecticut RRB Special Purpose Trust,
              6.21%, 12-30-2011...............................      10,682
                                                                ----------
            UTILITIES -- 0.5%
  10,000    PSE&G Transition Funding LLC,
              6.61%, 6-15-2015................................      11,141
                                                                ----------
            Total asset and commercial mortgage backed
              securities
              (cost $62,660)..................................  $   63,119
                                                                ----------
CORPORATE BONDS: INVESTMENT GRADE -- 12.0%
            BASIC MATERIALS -- 0.6%
   4,000    Alcan, Inc.,
              6.45%, 3-15-2011 t..............................       4,298
   7,000    Alcoa, Inc.,
              7.375%, 8-1-2010 t..............................       7,832
   1,400    Rohm & Haas Co.,
              7.40%, 7-15-2009................................       1,532
                                                                ----------
                                                                    13,662
                                                                ----------
            CAPITAL GOODS -- 0.5%
   2,000    Rockwell Automation, Inc.,
              6.70%, 1-15-2028................................       2,389
   7,000    United Technologies Corp.,
              7.125%, 11-15-2010..............................       7,816
                                                                ----------
                                                                    10,205
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ----------
            CONSUMER CYCLICAL -- 0.7%
 $   655    Centex Home Equity,
              4.72%, 10-25-2031...............................  $      642
   1,975    DaimlerChrysler N.A. Holdings Corp.,
              6.50%, 11-15-2013...............................       2,129
   4,000    Dayton Hudson Corp.,
              5.875%, 11-1-2008...............................       4,164
   2,025    Diageo Capital PLC,
              4.375%, 5-03-2010...............................       2,005
     250    Sysco Corp.,
              6.50%, 8-1-2028.................................         289
   6,000    Wal-Mart Stores, Inc.,
              6.875%, 8-10-2009...............................       6,504
                                                                ----------
                                                                    15,733
                                                                ----------
            CONSUMER STAPLES -- 2.1%
   4,000    Anheuser-Busch Companies, Inc.,
              7.55%, 10-1-2030................................       5,249
   5,000    Archer-Daniels-Midland Co.,
              7.00%, 2-1-2031.................................       6,085
   2,000    Archer-Daniels-Midland Co.,
              8.125% 6-1-2012.................................       2,371
   4,000    Coca-Cola Enterprises, Inc.,
              5.75%, 11-1-2008................................       4,142
   2,000    Colgate-Palmolive Co.,
              5.58%, 11-6-2008................................       2,076
   4,906    ConAgra Foods, Inc.,
              6.70%, 8-1-2027.................................       5,562
   2,000    Hershey Foods Corp.,
              7.20%, 8-15-2027................................       2,503
     500    Pepsi Bottling Group, Inc.,
              7.00%, 3-1-2029.................................         616
   3,000    PepsiAmericas, Inc.,
              6.375%, 5-1-2009................................       3,177
   7,000    Procter & Gamble Co.,
              9.36%, 1-1-2021.................................       9,133
   2,300    Weyerhaeuser Co.,
              7.375%, 3-15-2032 t.............................       2,695
     580    Willis Group North America,
              5.625%, 7-15-2015...............................         577
                                                                ----------
                                                                    44,186
                                                                ----------
            ENERGY -- 0.5%
   7,000    Atlantic Richfield Co.,
              5.90%, 4-15-2009................................       7,356
   4,000    National Fuel Gas Co.,
              6.00%, 3-1-2009.................................       4,156
                                                                ----------
                                                                    11,512
                                                                ----------
            FINANCE -- 5.2%
   3,675    ACE INA Holdings, Inc.,
              5.875%, 6-15-2014...............................       3,765
   2,000    Allstate Corp.,
              6.75%, 5-15-2018................................       2,265
     250    American General Corp.,
              6.625%, 2-15-2029...............................         285
   4,000    AXA Financial, Inc.,
              7.00%, 4-1-2028.................................       4,756
   1,475    Bank of America Corp.,
              5.875%, 2-15-2009...............................       1,539
   3,000    Bank of America Corp.,
              7.40%, 1-15-2011................................       3,407

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $ 2,000    Bayerische Landesbank NY,
              5.65%, 2-1-2009.................................  $    2,067
   1,010    BB&T Corp.,
              4.90%, 6-30-2017 ...............................         995
   3,700    Berkshire Hathaway Finance Corp.,
              4.85%, 1-15-2015 n .............................       3,666
     500    BSCH Issuance Ltd.,
              7.625%, 11-3-2009...............................         556
     750    Citigroup, Inc.,
              3.625%, 2-9-2009................................         729
   1,600    Citigroup, Inc.,
              6.00%, 10-31-2033...............................       1,711
     500    Citigroup, Inc.,
              6.50%, 1-18-2011................................         542
   1,980    Credit Suisse First Boston USA, Inc.,
              4.875%, 1-15-2015 t.............................       1,966
   2,725    ERAC USA Finance Co.,
              7.35%, 6-15-2008 n .............................       2,907
  10,000    Financing Corp.,
              9.80%, 4-6-2018.................................      14,660
     545    First Union National Bank,
              5.80%, 12-1-2008................................         568
   3,500    Ford Motor Credit Co.,
              6.625%, 6-16-2008...............................       3,497
   2,600    HSBC Bank USA, Inc.,
              3.875%, 9-15-2009...............................       2,527
   4,000    International Lease Finance Corp.,
              5.75%, 2-15-2007................................       4,063
   6,045    J.P. Morgan Chase & Co.,
              5.125%, 9-15-2014 t.............................       6,081
   2,000    Jackson National Life Insurance Co.,
              8.15%, 3-15-2027 n .............................       2,553
   4,000    John Hancock Funds,
              7.375%, 2-15-2024 n ............................       4,841
     250    KeyCorp Capital II,
              6.875%, 3-17-2029...............................         277
   2,335    Liberty Mutual Group,
              5.75%, 3-15-2014 n .............................       2,305
   1,000    MBIA, Inc.,
              7.00%, 12-15-2025...............................       1,172
   3,650    Metlife, Inc.,
              6.375%, 6-15-2034...............................       4,032
     250    National City Corp.,
              6.875%, 5-15-2019...............................         287
   3,100    New England Mutual Life Insurance Co.,
              7.875%, 2-15-2024 n ............................       3,934
   2,000    Prudential Funding LLC,
              6.75%, 9-15-2023 n .............................       2,274
     500    Prudential Insurance Co. of America,
              6.375%, 7-23-2006 n ............................         509
     500    ReliaStar Financial Corp.,
              8.00%, 10-30-2006...............................         520

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ----------
            FINANCE -- (CONTINUED)
 $   250    Republic New York Capital I,
              7.75%, 11-15-2026...............................  $      267
     500    Salomon Smith Barney Holdings, Inc.,
              5.875%, 3-15-2006...............................         505
     200    State Street Corp.,
              7.65%, 6-15-2010................................         227
     500    Texaco Capital, Inc.,
              8.625%, 6-30-2010...............................         589
   3,000    Torchmark Corp.,
              8.25%, 8-15-2009................................       3,354
   2,000    Toyota Motor Credit Corp.,
              5.50%, 12-15-2008...............................       2,063
   4,000    United Health Group, Inc.,
              5.00%, 8-15-2014 t..............................       4,038
   3,100    US Bank N.A.,
              4.95%, 10-30-2014...............................       3,112
     250    Verizon Global Funding Corp.,
              7.25%, 12-1-2010................................         279
     250    Verizon Global Funding Corp.,
              7.75%, 12-1-2030................................         317
   3,000    Wachovia Corp.,
              5.625%, 12-15-2008..............................       3,113
   4,000    Wells Fargo Bank N.A.,
              6.45%, 2-1-2011.................................       4,342
   4,165    XL Capital Europe plc,
              6.50%, 1-15-2012................................       4,435
                                                                ----------
                                                                   111,897
                                                                ----------
            HEALTH CARE -- 0.6%
   4,000    Becton, Dickinson & Co.,
              6.70%, 8-1-2028.................................       4,704
     685    CVS Corp.,
              4.875%, 9-15-2014...............................         681
   1,600    Pharmacia Corp.,
              6.60%, 12-1-2028................................       1,903
   4,000    Wyeth,
              6.95%, 3-15-2011................................       4,385
                                                                ----------
                                                                    11,673
                                                                ----------
            SERVICES -- 0.8%
   4,000    Comcast Cable Communications, Inc.,
              6.875%, 6-15-2009...............................       4,300
     500    Comcast Cable Communications, Inc.,
              8.50%, 5-1-2027.................................         654
   3,425    Comcast Corp.,
              5.65%, 6-15-2035................................       3,341
   4,000    FedEx Corp.,
              3.50%, 4-1-2009.................................       3,848
   4,000    Walt Disney Co.,
              6.375%, 3-1-2012 t..............................       4,351
                                                                ----------
                                                                    16,494
                                                                ----------

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- 0.8%
 $ 3,000    Cox Communications, Inc.,
              5.45%, 12-15-2014 n ............................  $    3,013
   2,000    Danaher Corp.,
              6.00%, 10-15-2008...............................       2,102
   1,800    Deutsche Telekom International Finance B.V.,
              8.75%, 6-15-2030................................       2,408
   7,725    General Electric Co.,
              5.00%, 2-1-2013.................................       7,817
   1,000    New York Telephone Co.,
              6.00%, 4-15-2008................................       1,028
     250    Telecomunicaciones de Puerto Rico, Inc.,
              6.65%, 5-15-2006................................         254
     500    Vodafone Group plc,
              7.875%, 2-15-2030...............................         657
                                                                ----------
                                                                    17,279
                                                                ----------
            UTILITIES -- 0.2%
     500    Alabama Power Co.,
              7.125%, 10-1-2007...............................         527
     255    Chilquinta Energia Finance Co. LLC,
              6.62%, 4-1-2011 n ..............................         279
   2,000    Kansas City Power & Light Co.,
              7.125%, 12-15-2005..............................       2,021
   1,150    Northern Border Pipeline Co.,
              7.75%, 9-1-2009.................................       1,268
     250    TransCanada Pipelines Ltd.,
              6.49%, 1-21-2009................................         264
                                                                ----------
                                                                     4,359
                                                                ----------
            Total corporate bonds:
              (cost $239,243).................................  $  257,000
                                                                ----------
U.S. GOVERNMENT SECURITIES -- 13.6%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.7%
   3,676    FICO Strip 4.40% 2013 m...........................       2,497
  13,500    Tennessee Valley Authority 4.375% 2015............      13,235
                                                                ----------
                                                                    15,732
                                                                ----------
            U.S. TREASURY SECURITIES -- 12.9%
  24,025    2.375% 2025 rJ....................................      26,158
   8,675    2.50% 2006........................................       8,523
  62,550    2.75% 2006 t......................................      61,919
 142,425    3.875% 2007-2010 t................................     141,800
  15,775    4.125% 2015 t.....................................      15,575
  16,615    6.25% 2023 t......................................      20,035
                                                                ----------
                                                                   274,010
                                                                ----------
            Total U.S. government securities
              (cost $289,217).................................  $  289,742
                                                                ----------
U.S. GOVERNMENT AGENCIES -- 1.6%
            FEDERAL HOME LOAN MORTGAGE
            CORPORATION -- 0.2%
   3,750    2.50% 2013........................................       3,626
                                                                ----------
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION -- 0.3%
   5,457    5.00% 2019........................................       5,472
       3    9.00% 2021........................................           4
                                                                ----------
                                                                     5,476
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ----------
            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION -- 0.7%
 $ 5,184    6.00% 2023-2034...................................  $    5,333
   3,981    6.50% 2026-2035...................................       4,164
   4,236    7.00% 2023-2032...................................       4,476
     754    8.00% 2029-2031...................................         812
      99    9.00% 2023........................................         109
                                                                ----------
                                                                    14,894
                                                                ----------
            OTHER GOVERNMENT AGENCIES -- 0.4%
            Resolution Funding Strip
  14,050    4.25% 2014 mt.....................................       9,520
                                                                ----------
            Total U.S. government agencies
              (cost $33,097)..................................  $   33,516
                                                                ----------
            Total long-term investments
              (cost $1,929,780)...............................  $2,076,578
                                                                ----------
SHORT-TERM INVESTMENTS -- 21.5%
            FINANCE -- 1.7%
  12,227    Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................      12,227
   7,383    Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................       7,383
  10,690    J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................      10,690
   3,717    UBS Securities, LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................       3,717
   3,307    UBS Securities, LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       3,307
                                                                ----------
                                                                    37,324
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 19.8%
 355,394    BNY Institutional Cash Reserve Fund...............     355,394
PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ----------
  66,098    Lehman Brothers Repurchase Agreement +............      66,098
                                                                ----------
                                                                   421,492
                                                                ----------
            Total short-term investments
              (cost $458,816).................................  $  458,816
                                                                ----------
            Total investments in securities
              (cost $2,388,596) s.............................  $2,535,394
                                                                ----------
            Other assets and liabilities......................  $ (402,358)
                                                                ----------
            Total net assets..................................  $2,133,036
                                                                ==========

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 24.03% of total net assets at July 31, 2005.

      Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at July 31, 2005, was $120,187, which represents 5.63% of total net assets.

  l Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $2,406,290 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $162,229
      Unrealized depreciation........................   (33,125)
                                                       --------
      Net unrealized appreciation....................  $129,104
                                                       ========

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $26,281, which represents 1.23% of total net assets.

  H Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2005.

  m The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  t Security is fully or partially on loan at July 31, 2005.

  r Security pledged as initial margin deposit for open futures contracts at July 31, 2005.

                                                               UNREALIZED
                        NUMBER                                APPRECIATION
                          OF                                       AT
DESCRIPTION            CONTRACTS   POSITION     EXPIRATION     7/31/2005
-----------            ---------   --------     ----------    ------------
CBT 5 Year U.S.
 Treasury Note
 futures contracts        260       short     September 2005     $(139)
S & P 200 futures         209       short     September 2005     $ (41)

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2005

                                                                                                                     UNREALIZED
                                                                               CONTRACT                             APPRECIATION
DESCRIPTION                                                 MARKET VALUE        AMOUNT        DELIVERY DATE        (DEPRECIATION)
-----------                                                 ------------       --------       -------------        --------------
Japanese Yen (Buy)                                              $798             $801         August 3, 2005            $(3)

@ Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE       COUPON RATE        EXPIRATION DATE
                                                                       -------------       ------------       ---------------
    Bank of America Joint Repurchase Agreement                           FMAC               5.00%-5.50%          2020-2035
    Deutsche Bank Securities Joint Repurchase Agreement                  FNMA               4.00%-5.00%          2018-2035
    J. P. Morgan Chase Joint Repurchase Agreement                        FNMA               5.00%-6.00%          2034-2035
    UBS Securities, Inc. Joint Repurchase Agreement                      FHLMC              4.50%-7.00%          2005-2035
                                                                         FNMA               4.50%-7.00%          2005-2020
                                                                         FNMA              4.50%-11.00%          2009-2035
    UBS Securities, Inc. Joint Repurchase Agreement                      FHLMC             3.50%-12.25%          2007-2035
                                                                         FNMA               4.00%-9.50%          2008-2035

+ Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE       COUPON RATE        EXPIRATION DATE
                                                                       -------------       ------------       ---------------
    Lehman Brothers Repurchase Agreement                                 FICO               4.78%-4.89%          2016-2017

 THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
AFFILIATED INVESTMENT COMPANIES -- 99.0%
EQUITY FUNDS -- 99.0%
   151      Hartford Capital Appreciation Fund, Class Y l.....  $ 5,638
   917      Hartford Disciplined Equity Fund, Class Y.........   11,346
   326      Hartford Dividend and Growth Fund, Class Y........    6,340
   261      Hartford Global Leaders Fund, Class Y l...........    4,604
   566      Hartford Growth Fund, Class Y l...................   10,092
     4      Hartford Growth Opportunities Fund, Class Y l.....      118
   606      Hartford International Capital Appreciation Fund,
              Class Y l.......................................    7,423
   397      Hartford International Small Company, Class Y.....    5,610
   390      Hartford MidCap Value Fund, Class Y...............    5,516
   241      Hartford Small Company Fund, Class Y l............    4,630
   312      Hartford SmallCap Growth Fund, Class Y l..........    9,456
 1,011      Hartford Value Fund, Class Y......................   11,006
   671      Hartford Value Opportunities Fund, Class Y l......   11,039
                                                                -------
            Total equity funds
              (cost $85,316)..................................  $92,818
                                                                -------
            Total investments in affliated investment
              companies
              (cost $85,316) s................................  $92,818
                                                                -------
            Other assets and liabilities......................  $   971
                                                                -------
            Total net assets..................................  $93,789
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $85,323 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $7,495
      Unrealized depreciation..........................      --
                                                         ------
      Net unrealized appreciation......................  $7,495
                                                         ======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD BALANCED ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
AFFILIATED INVESTMENT COMPANIES -- 99.1%
EQUITY FUNDS -- 60.4%
    982     Hartford Capital Appreciation Fund, Class Y l.....  $ 36,763
  1,427     Hartford Disciplined Equity Fund, Class Y.........    17,647
    526     Hartford Dividend and Growth Fund, Class Y........    10,232
    388     Hartford Global Leaders Fund, Class Y l...........     6,841
  1,170     Hartford Growth Fund, Class Y l...................    20,865
    494     Hartford Growth Opportunities Fund, Class Y l.....    13,886
  2,338     Hartford International Capital Appreciation Fund,
              Class Y l.......................................    28,646
  1,264     Hartford MidCap Value Fund, Class Y...............    17,900
    732     Hartford Small Company Fund, Class Y l............    14,064
    218     Hartford SmallCap Growth Fund, Class Y l..........     6,610
    460     Hartford Stock Fund, Class Y......................     8,820
  1,423     Hartford Value Fund, Class Y......................    15,495
  1,907     Hartford Value Opportunities Fund, Class Y l......    31,373
                                                                --------
            Total equity funds
              (cost $208,761).................................  $229,142
                                                                --------
FIXED INCOME FUNDS -- 37.1%
  1,317     Hartford High Yield Fund, Class Y.................    10,565
    999     Hartford Income Fund, Class Y.....................    10,427
  3,331     Hartford Inflation Plus Fund, Class Y.............    35,943
  4,387     Hartford Short Duration Fund, Class Y.............    43,384
  3,353     Hartford Total Return Bond Fund, Class Y..........    36,713
    397     Hartford Floating Rate Fund, Class Y..............     4,005
                                                                --------
            Total fixed income funds
              (cost $142,054).................................  $141,037
                                                                --------
MONEY MARKET FUND -- 1.6%
  6,176     Hartford Money Market Fund, Class Y...............     6,176
                                                                --------
            Total money market fund
              (cost $6,176)...................................  $  6,176
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $356,991) s...............................  $376,355
                                                                --------
            Other assets and liabilities......................  $  3,324
                                                                --------
            Total net assets..................................  $379,679
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $356,991 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $20,398
      Unrealized depreciation.........................   (1,034)
                                                        -------
      Net unrealized appreciation.....................  $19,364
                                                        =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE 9
--------                                                       -----------
COMMON STOCK -- 97.8%
           BASIC MATERIALS -- 9.1%
   1,458   Alcan, Inc. ......................................  $    49,258
   2,000   Allegheny Technologies, Inc. .....................       58,140
     751   Arch Coal, Inc. t.................................       42,747
   1,941   Cameco Corp. .....................................       91,116
   2,257   Companhia Vale do Rio Doce ADR t..................       73,480
   2,820   Dow Chemical Co. .................................      135,238
     710   Holcim Ltd. ......................................       43,893
   2,500   Huntsman Corp. lt.................................       58,225
   3,309   Lyondell Chemical Co. t...........................       92,445
     391   Mining and Metallurgical Co. Norilsk Nickel ADR...       26,999
   2,000   Rio Tinto plc.....................................       66,402
   2,902   Tek Cominco Ltd. Class B..........................      110,999
                                                               -----------
                                                                   848,942
                                                               -----------
           CAPITAL GOODS -- 6.6%
   2,731   Boeing Co. .......................................      180,293
   1,090   Deere & Co. t.....................................       80,163
   1,006   Ingersoll-Rand Co. Class A........................       78,670
   1,482   National Oilwell Varco, Inc. l....................       77,567
   1,000   Parker-Hannifin Corp. ............................       65,720
   2,600   Tyco International Ltd. t.........................       79,222
   4,153   Xerox Corp.l......................................       54,864
                                                               -----------
                                                                   616,499
                                                               -----------
           CONSUMER CYCLICAL -- 4.8%
   2,313   Federated Department Stores t.....................      175,517
     412   Office Depot, Inc. l..............................       11,687
   5,053   Toyota Motor Corp. ...............................      191,000
   1,222   Yum! Brands, Inc. ................................       63,956
                                                               -----------
                                                                   442,160
                                                               -----------
           CONSUMER STAPLES -- 2.0%
   2,187   Bunge Ltd. t......................................      134,272
     884   Gillette Co. .....................................       47,455
                                                               -----------
                                                                   181,727
                                                               -----------
           ENERGY -- 7.9%
   1,750   BHP Billiton Ltd. ADR t...........................       51,835
   2,298   ConocoPhillips t..................................      143,832
   3,153   Devon Energy Corp. ...............................      176,857
   1,276   Petro-Canada......................................       91,619
   1,659   Suncor Energy, Inc. ..............................       81,106
   1,144   Weatherford International Ltd. lt.................       72,418
   3,155   XTO Energy, Inc. .................................      110,701
                                                               -----------
                                                                   728,368
                                                               -----------
           FINANCE -- 23.7%
   3,028   ACE Ltd. .........................................      139,943
   1,900   American Capital Strategies Ltd. t................       71,497
   2,985   American International Group, Inc. ...............      179,670
   2,205   Assurant, Inc. t..................................       81,456
   1,781   Capital One Financial Corp. t.....................      146,957
  44,527   China Life Insurance Co., Ltd. l..................       33,123
   3,130   Citigroup, Inc. ..................................      136,164
   4,521   Countrywide Financial Corp. ......................      162,770
   1,113   Credit Suisse Group ADR...........................       46,626
   1,000   EFG Eurobank Ergasias S.A. .......................       31,989
   1,200   General Growth Properties, Inc. t.................       55,176

                                                                 MARKET
 SHARES                                                          VALUE 9
--------                                                       -----------
           FINANCE -- (CONTINUED)
   1,522   Goldman Sachs Group, Inc. t.......................  $   163,595
  26,611   Hang Lung Properties Ltd. ........................       42,169
   4,808   ICICI Bank Ltd. ln................................       60,528
     420   iStar Financial, Inc. ............................       17,980
     347   Loews Corp. ......................................       28,995
   5,002   MBNA Corp. .......................................      125,861
      10   Mitsubishi Tokyo Financial Group, Inc. ...........       79,907
     734   ORIX Corp. .......................................      108,318
   2,587   St. Paul Travelers Companies, Inc. t..............      113,871
     877   State Street Corp. ...............................       43,622
     447   UBS AG t..........................................       36,620
   2,989   Uniao de Bancos Brasileiros S.A. GDR..............      109,973
  25,640   UniCredito Italiano S.p.A. .......................      135,660
     666   Wellpoint, Inc. l.................................       47,113
                                                               -----------
                                                                 2,199,583
                                                               -----------
           HEALTH CARE -- 9.7%
   1,073   Amgen, Inc. l.....................................       85,540
   3,067   AstraZeneca plc ADR t.............................      139,364
   1,756   Forest Laboratories, Inc. l.......................       70,111
   1,232   Lilly (Eli) & Co. ................................       69,358
   1,113   McKesson Corp. ...................................       50,103
     853   OSI Pharmaceuticals, Inc. lt......................       35,233
   2,323   Pfizer, Inc. .....................................       61,552
   1,038   Roche Holding AG..................................      140,759
   1,746   Sanofi-Aventis S.A. ..............................      150,742
   3,043   Teva Pharmaceutical Industries Ltd. ADR t.........       95,563
                                                               -----------
                                                                   898,325
                                                               -----------
           SERVICES -- 5.2%
   2,327   American West ln..................................       38,397
   1,700   Comcast Corp. Special Class A lt..................       51,000
     608   Lamar Advertising Co. l...........................       26,745
   1,285   OPAP SA...........................................       41,756
     891   Pixar lt..........................................       38,322
   2,215   Starwood Hotels & Resorts Worldwide, Inc. ........      140,279
   4,189   Walt Disney Co. ..................................      107,396
   1,044   XM Satellite Radio Holdings, Inc. Class A lt......       37,194
                                                               -----------
                                                                   481,089
                                                               -----------
           TECHNOLOGY -- 26.7%
   2,323   Agilent Technologies, Inc. l......................       60,950
   2,081   Altera Corp. l....................................       45,516
   4,146   America Movil S.A. de C.V. ADR t..................       92,283
   1,023   Amphenol Corp. Class A............................       45,582
   3,000   AT&T Corp. .......................................       59,400
   5,190   Cisco Systems, Inc. l.............................       99,396
   1,037   Citigroup Global Certificate -- Bharti
             Televentures....................................        6,555
   1,509   Cognex Corp. t....................................       50,362
   5,584   Corning, Inc. l...................................      106,375
     522   Electronic Arts, Inc. l...........................       30,050
   1,184   First Data Corp. .................................       48,697
   5,200   General Electric Co. .............................      179,400
     218   Google, Inc. lt...................................       62,761
   3,305   Hewlett-Packard Co. t.............................       81,379
  18,680   Hon Hai Precision Industry Co., Ltd. .............      104,639
   1,285   International Business Machines Corp. tZ..........      107,238
     796   Lam Research Corp. lt.............................       22,652

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE 9
--------                                                       -----------
COMMON STOCK -- (CONTINUED)
           TECHNOLOGY -- (CONTINUED)
   5,009   Microsoft Corp. ..................................  $   128,278
     961   Research In Motion Ltd. lt........................       67,911
     643   Samsung Electronics Co., Ltd. ....................      352,636
   3,400   SBC Communications, Inc. .........................       83,137
   9,338   Sprint Corp. t....................................      251,192
   4,427   Symbol Technologies, Inc. ........................       51,530
     451   Telefonica S.A. ADR...............................       22,768
   6,098   Time Warner, Inc. l...............................      103,786
   1,248   Turkcell Iletisim Hizmet ADR......................       17,172
   1,131   UTStarcom, Inc. lt................................        9,972
     729   Whirlpool Corp. t.................................       58,274
   3,500   Yahoo!, Inc. l....................................      116,690
   3,200   ZTE Corp. l.......................................        9,156
                                                               -----------
                                                                 2,475,737
                                                               -----------
           TRANSPORTATION -- 2.1%
   1,200   ACE Aviation Holdings, Inc. l.....................       37,401
  67,533   Air China Ltd. l..................................       22,342
     559   Carnival Corp. ...................................       29,271
   2,347   Royal Caribbean Cruises Ltd. t....................      106,657
                                                               -----------
                                                                   195,671
                                                               -----------
           Total common stock
             (cost $7,777,193)...............................  $ 9,068,101
                                                               -----------
PREFERRED STOCKS -- 0.0%
           TECHNOLOGY -- 0.0%
   6,325   SensAble Technologies, Inc. Class C Private
             Placement v.....................................            u
                                                               -----------
           Total preferred stocks
             (cost $4,000)...................................  $         u
                                                               -----------
           Total long-term investments
             (cost $7,781,193)...............................  $ 9,068,101
                                                               -----------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 12.2%
            FINANCE -- 2.9%
$ 89,506    Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................  $    89,506
  54,042    Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................       54,042
  78,249    J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       78,249
  27,212    UBS Securities, LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................       27,212
  24,207    UBS Securities, LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       24,207
                                                                -----------
                                                                    273,216
                                                                -----------

                                                                 MARKET
 SHARES                                                          VALUE 9
--------                                                       -----------
           SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
           LENDING -- 9.3%
 863,216   BNY Institutional Cash Reserve Fund...............  $   863,216
      98   Evergreen Institutional Money Market Fund.........           98
PRINCIPAL
 AMOUNT
---------
$  1,127    Lehman Brothers Repurchase Agreement +............        1,127
                                                                -----------
                                                                    864,441
                                                                -----------
            Total short-term investments
              (cost $1,137,657)...............................  $ 1,137,657
                                                                -----------
            Total investments in securities
              (cost $8,918,850) s.............................  $10,205,758
                                                                -----------
            Other assets and liabilities......................  $  (931,297)
                                                                -----------
            Total net assets..................................  $ 9,274,461
                                                                ===========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 39.27% of total net assets at July 31, 2005.

      Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at July 31, 2005, was $1,554,492, which represents 16.76% of total net assets.

  l Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $8,923,282 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $1,414,047
      Unrealized depreciation.......................    (131,571)
                                                      ----------
      Net unrealized appreciation...................  $1,282,476
                                                      ==========

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  v The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.

       PERIOD
      ACQUIRED   SHARES/PAR           SECURITY           COST BASIS
      --------   ----------           --------           ----------
                              SensAble Technologies,
                              Inc. Class C
      2000         6,325                                   $4,000

     The aggregate value of this security at July 31, 2005 rounds to zero.

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $98,925, which represents 1.07% of total net assets.

  t Security is fully or partially on loan at July 31, 2005.

 THE HARTFORD CAPITAL APPRECIATION FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2005

                                                                                                                     UNREALIZED
                                                           MARKET          CONTRACT                                 APPRECIATION
DESCRIPTION                                                 VALUE           AMOUNT          DELIVERY DATE          (DEPRECIATION)
-----------                                                ------          --------         -------------          --------------
Hong Kong Dollar Buy)                                      $11,575         $11,572          August 1, 2005              $  3
Japanese Yen (Buy)                                           3,896           3,911          August 3, 2005               (15)
                                                                                                                        ----
                                                                                                                        $(12)
                                                                                                                        ====

Z At July 31, 2005, securities valued at $65,483 were designated to cover open call options written as follows:

                                                                                     EXERCISE         EXPIRATION
ISSUER                                                             CONTRACTS          PRICE              DATE             VALUE 9
------                                                             ---------         --------         ----------          -------
Google Equity                                                        1000              $320           August 2005          $ 90
Google Equity                                                         500               340           August 2005            13
                                                                                                                           ----
Total Value                                                                                                                $103
                                                                                                                           ====

@ Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                    -------------    -----------     ---------------
    Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
    Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
    J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                      FNMA            4.50%-7.00%       2005-2020
                                                                      FNMA           4.50%-11.00%       2009-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                      FNMA            4.00%-9.50%       2008-2035

+ Repurchase agreement collateralized as follows:

                                                                    SECURITY TYPE    COUPON RATE    EXPIRATION DATE
                                                                    -------------    -----------    ---------------
    Lehman Brothers Repurchase Agreement                               FICO          4.56%-4.78%       2012-2017

u Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD CAPITAL APPRECIATION II FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
COMMON STOCK -- 91.9%
            BASIC MATERIALS -- 9.1%
      1     Akzo Nobel N.V. ..................................  $    26
     10     Alcoa, Inc. ......................................      281
      2     Allegheny Technologies, Inc. .....................       72
      2     Aracruz Celulose S.A. ADR.........................       67
      2     Arch Coal, Inc. ..................................      119
      5     Cameco Corp. .....................................      253
      2     Cie Generale d'Optique Essilor International
              S.A. ...........................................      154
     10     Companhia Vale do Rio Doce ADR....................      336
      2     Cytec Industries, Inc. ...........................       91
      4     Dow Chemical Co. .................................      173
      u     Engelhard Corp. ..................................        7
      4     Goldcorp, Inc. ...................................       66
      1     Holcim Ltd. ......................................       33
      3     Huntsman Corp. l..................................       70
      3     Inco Ltd. l.......................................      115
     15     International Uranium Corporation l...............       80
      1     IPSCO, Inc. ......................................       76
     10     Jarden Corp. l....................................      386
     13     Jubilee Mines NL..................................       77
      6     Lyondell Chemical Co. ............................      181
      5     Michelin (C.G.D.E.) Class B.......................      335
      u     Mining and Metallurgical Co. Norilsk Nickel ADR...       32
      7     Mosaic Co. l......................................      118
      2     Newmont Mining Corp. (Holding Co.)................       76
      3     Pactiv Corp. l....................................       64
     55     Paladin Resources Limited l.......................       69
      2     Rio Tinto plc.....................................       72
     15     Sappi Ltd. ADR....................................      161
      7     Smurfit-Stone Container Corp. l...................       79
      2     Tek Cominco Ltd. Class B..........................       95
      1     Titanium Metals Corporation l.....................       63
     28     UEX Corp. l.......................................       55
      1     United States Steel Corp. ........................       60
     17     Vedanta Resources plc.............................      165
                                                                -------
                                                                  4,107
                                                                -------
            CAPITAL GOODS -- 2.7%
      3     Bucyrus International, Inc. ......................      110
      1     Deere & Co. ......................................       91
      2     General Dynamics Corp. ...........................      173
      5     Goodrich Corp. ...................................      212
      1     Joy Global, Inc. .................................       58
      4     National Oilwell Varco, Inc. l....................      186
      2     Parker-Hannifin Corp. ............................      128
      6     Teradyne, Inc. l..................................       96
      4     Tyco International Ltd. ..........................      128
      4     Xerox Corp. l.....................................       52
                                                                -------
                                                                  1,234
                                                                -------
            CONSUMER CYCLICAL -- 10.4%
      5     Abercrombie & Fitch Co. Class A...................      382
      1     Adidas-Salomon AG.................................      125
      6     American Axle & Manufacturing Holdings, Inc. .....      160
      u     Blockbuster, Inc. Class A.........................        1
      4     CBRL Group, Inc. .................................      161
      3     Circuit City Stores, Inc. ........................       58
      4     Eddie Bauer Holdings, Inc. l......................      102

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
            CONSUMER CYCLICAL -- (CONTINUED)
     23     Esprit Holdings Ltd. v............................  $   167
      3     Federated Department Stores.......................      190
     15     Foot Locker, Inc. ................................      373
      3     Foster Wheeler LTD. l.............................       64
      9     GameStop Corp. Class B l..........................      282
     12     Geox S.p.A. ......................................      104
      u     Golf Galaxy, Inc. l...............................        6
      u     Hermes International..............................       82
      8     Kohl's Corp. l....................................      434
      4     Lear Corp. .......................................      154
      3     Newell Rubbermaid, Inc. ..........................       82
      6     Office Depot, Inc. l..............................      176
      9     Ruby Tuesday, Inc. ...............................      228
      1     Swatch Group AG-B.................................       77
      8     Tiffany & Co. ....................................      269
      3     TJX Companies, Inc. ..............................       61
      3     Toll Brothers, Inc. l.............................      144
      2     Toyota Motor Corp. ...............................       64
      8     TRW Automotive Holdings Corp. l...................      218
      3     Wienerberger AG...................................      139
      7     Wolseley plc......................................      137
      u     Wolseley plc ADR..................................       17
      5     Yum! Brands, Inc. ................................      236
                                                                -------
                                                                  4,693
                                                                -------
            CONSUMER STAPLES -- 2.8%
      4     Altria Group, Inc. ...............................      258
      u     Gillette Co. .....................................       21
      5     Imperial Tobacco Group plc........................      129
      u     Japan Tobacco, Inc. ..............................      142
      3     Koninklijke (Royal) KPN N.V. l....................      137
      u     Lindt & Spruengli AG..............................      132
      2     Louis Vuitton Moet Hennessy S.A. .................      149
      5     Procter & Gamble Co. .............................      289
                                                                -------
                                                                  1,257
                                                                -------
            ENERGY -- 7.9%
      2     BHP Billiton Ltd. ADR.............................       66
      2     Cheniere Energy, Inc. l...........................       63
      4     ConocoPhillips....................................      225
      1     Devon Energy Corp. ...............................       74
     12     Excel Coal Limited................................       67
     15     GlobalSantaFe Corp. ..............................      661
      4     Marathon Oil Corp. ...............................      210
      9     Noble Corp. ......................................      610
      3     OPTI Canada, Inc. l...............................       73
      5     Petro-Canada......................................      366
      2     Petroleo Brasileiro S.A. ADR......................      121
      1     Suncor Energy, Inc. ..............................       65
      6     Talisman Energy, Inc. ............................      277
      8     Teton Energy Corporation l........................       47
      2     Total S.A. ADR....................................      309
      1     Weatherford International Ltd. l..................       79
      7     XTO Energy, Inc. .................................      238
                                                                -------
                                                                  3,551
                                                                -------
            FINANCE -- 14.0%
      8     ACE Ltd. .........................................      360
      3     AMBAC Financial Group, Inc. ......................      201
      5     American International Group, Inc. ...............      283

 THE HARTFORD CAPITAL APPRECIATION II FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
     14     Apollo Investment Corp. ..........................  $   259
     13     Banco Bilbao Vizcaya Argentaria S.A. .............      218
      1     Bank Austria Creditanstalt........................      145
     10     Bank of America Corp. ............................      440
      5     Bayerische Hypo-und Vereinsbank AG l..............      124
      6     Capital One Financial Corp. ......................      487
      2     CB Richard Ellis Group, Inc. Class A l............       74
     20     Chardan China Acquisition l.......................      178
      6     CIT Group, Inc. ..................................      274
     10     Citigroup, Inc. ..................................      452
      1     Countrywide Financial Corp. ......................       31
      2     Credit Suisse Group ADR...........................      101
      1     EFG Eurobank Ergasias S.A. .......................       44
      2     Everest Re Group Ltd. ............................      178
      2     Federal Home Loan Mortgage Corp. .................      128
      2     Federal National Mortgage Association.............       85
      1     Goldman Sachs Group, Inc. ........................      114
     16     MBNA Corp. .......................................      408
      u     Mitsubishi Tokyo Financial Group, Inc. ...........      158
      8     Mitsubishi Tokyo Financial Group, Inc. ADR........       68
      1     ORIX Corp. .......................................       74
      5     Platinum Underwriters Holdings Ltd. ..............      160
      1     Reinsurance Group of America......................       52
      4     RenaissanceRe Holdings Ltd. ADR...................      175
      2     Rent-A-Center, Inc. l.............................       34
      6     Royal Bank of Scotland Group plc..................      168
      4     State Street Corp. ...............................      199
      4     UBS AG............................................      338
      3     Uniao de Bancos Brasileiros S.A. GDR..............       99
      1     Unibail...........................................      184
                                                                -------
                                                                  6,293
                                                                -------
            HEALTH CARE -- 15.2%
      8     Advanced Neuromodulation Systems, Inc. l..........      375
      9     Amgen, Inc. l.....................................      686
      4     Astellas Pharma, Inc. ............................      123
     10     AstraZeneca plc ADR...............................      445
      6     Covance, Inc. l...................................      302
      2     Coventry Health Care, Inc. l......................      147
      9     Durect Corporation l..............................       55
      3     Endo Pharmaceuticals Holdings, Inc. l.............       88
      4     Foxhollow Technologies, Inc. l....................      226
     11     Gilead Sciences, Inc. l...........................      479
      4     GlaxoSmithKline plc...............................      100
      3     GlaxoSmithKline plc ADR...........................      147
      1     Health Net, Inc. l................................       43
      1     King Pharmaceuticals, Inc. l......................        6
      2     Lilly (Eli) & Co. ................................      113
      8     Medtronic, Inc. ..................................      405
      8     Pfizer, Inc. .....................................      204
      7     Pharmaceutical Product Development, Inc. l........      383
     28     Rite Aid Corp. ...................................      125
      2     Roche Holding AG..................................      316
      3     Sanofi-Aventis S.A. ..............................      272
     10     Sanofi-Aventis S.A. ADR...........................      435
     31     Schering-Plough Corp. ............................      645
     25     Shionogi & Co., Ltd. .............................      308

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
            HEALTH CARE -- (CONTINUED)
      7     Teva Pharmaceutical Industries Ltd. ADR...........  $   211
      4     Wyeth.............................................      188
                                                                -------
                                                                  6,827
                                                                -------
            SERVICES -- 4.5%
      1     Comcast Corp. Class A l...........................       44
      7     Comcast Corp. Special Class A l...................      207
      1     Corporate Executive Board Co. ....................       89
      7     Dex Media, Inc. ..................................      163
     14     LECG Corp. l......................................      300
      2     Liberty Global, Inc. l............................      109
      2     Massey Energy Co. ................................       82
      8     Monster Worldwide, Inc. l.........................      252
      1     OPAP SA...........................................       42
      2     Pixar l...........................................      105
     11     Sportingbet PLC l.................................       73
      5     Starwood Hotels & Resorts Worldwide, Inc. ........      336
      2     Walt Disney Co. ..................................       38
      4     WPT Enterprises, Inc. l...........................       79
      3     XM Satellite Radio Holdings, Inc. Class A l.......      114
                                                                -------
                                                                  2,033
                                                                -------
            TECHNOLOGY -- 20.6%
      3     Agilent Technologies, Inc. l......................       89
      1     Alltel Corp. .....................................       40
     12     Amdocs Ltd. l.....................................      344
      3     America Movil S.A. de C.V. ADR....................       69
      5     Arrow Electronics, Inc. l.........................      144
      2     AT&T Corp. .......................................       30
     11     AU Optronics Corp. ADR l..........................      174
     14     Cinram International, Inc. .......................      271
     46     Cisco Systems, Inc. l.............................      873
     25     Corning, Inc. l...................................      472
      4     Electronic Arts, Inc. l...........................      219
     11     EMC Corp. l.......................................      146
      7     F5 Networks, Inc. l...............................      300
      7     Fairchild Semiconductor International, Inc. l.....      118
      2     First Data Corp. .................................       99
      2     Freescale Semiconductor, Inc. Class A l...........       57
      2     Google, Inc. l....................................      478
      4     Hewlett-Packard Co. ..............................       98
      4     Lam Research Corp. l..............................      108
      7     Lightbridge, Inc. l...............................       53
     28     Microsoft Corp. ..................................      717
      4     Nextel Communications, Inc. Class A l.............      129
     23     PhotoMedex, Inc. l................................       64
      1     QLogic Corp. l....................................       32
     22     Red Hat, Inc. l...................................      329
      5     Research In Motion Ltd. l.........................      374
      u     Samsung Electronics Co. Ltd. GDR n................      124
      3     Scientific-Atlanta, Inc. .........................      119
      7     Seagate Technology l..............................      141
     19     Smiths Group plc..................................      321
      8     Sprint Corp. .....................................      218
      3     Symbol Technologies, Inc. ........................       31
     18     Take-Two Interactive Software, Inc. l.............      436
      3     Tektronix, Inc. ..................................       85
     43     Telefonaktiebolaget LM Ericsson l.................      147
      2     Telefonaktiebolaget LM Ericsson ADR...............       52
     13     Telefonica S.A. ..................................      210

--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     13     THQ, Inc. l.......................................  $   441
     15     Time Warner, Inc. l...............................      252
      5     Turkcell Iletisim Hizmet ADR......................       75
      3     Varian Semiconductor Equipment Associates, Inc.
              l...............................................      120
      8     Verint Systems, Inc. l............................      308
      4     Vishay Intertechnology, Inc. l....................       55
      3     Websense, Inc. l..................................      130
      1     Whirlpool Corp. ..................................       82
      3     Yahoo!, Inc. l....................................      107
                                                                -------
                                                                  9,281
                                                                -------
            TRANSPORTATION -- 3.0%
      3     ACE Aviation Holdings, Inc. l.....................       87
     16     America West Holdings Corp. l.....................      140
      7     AMR Corp. l.......................................      104
      2     Carnival Corp. ...................................      115
      7     Continental Airlines, Inc. Class B l..............      103
     11     GOL Linhas Aereas Inteligentes S.A. ADR...........      324
      7     Knight Transportation, Inc. ......................      166
      2     Pinnacle Airlines Corp. l.........................       20
      6     Yellow Roadway Corp. l............................      307
                                                                -------
                                                                  1,366
                                                                -------
            UTILITIES -- 1.7%
      3     Companhia Energetica de Minas Gerais ADR..........      110
      1     Constellation Energy Group, Inc. .................       74
      3     Exelon Corp. .....................................      177
      7     Fortum............................................      128
     21     Santos Ltd. ......................................      169
      1     TXU Corp. ........................................       97
                                                                -------
                                                                    755
                                                                -------
            Total common stock
              (cost $39,081)..................................  $41,397
                                                                -------
PREFERRED STOCKS -- 0.7%
            ENERGY -- 0.2%
      2     Petroleo Brasileiro S.A. ADR......................       83
                                                                -------
            TECHNOLOGY -- 0.5%
     14     Tele Norte Leste Participacoes S.A. ADR...........      226
                                                                -------
            Total preferred stocks
              (cost $297).....................................  $   309
                                                                -------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 7.5%
            FINANCE -- 7.5%
 $1,102     Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................  $ 1,102
    666     Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................      666
    964     J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................      964

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
            FINANCE -- (CONTINUED)
 $  335     UBS Securities, LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................  $   335
    298     UBS Securities, LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................      298
                                                                -------
                                                                  3,365
                                                                -------
            Total short-term investments
              (cost $3,365)...................................  $ 3,365
                                                                -------
            Total investments in securities
              (cost $42,743) s................................  $45,071
                                                                -------
            Other assets and liabilities......................  $   (38)
                                                                -------
            Total net assets..................................  $45,033
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 27.18% of total net assets at July 31, 2005.

      The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Fund's Board of Directors at July 31, 2005, was $6,218 which represents 13.81% of total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $42,743 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $2,659
      Unrealized depreciation..........................    (331)
                                                         ------
      Net unrealized appreciation......................  $2,328
                                                         ======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  v The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other qualified institutional buyers.

      PERIOD
      ACQUIRED   SHARES/PAR       SECURITY      COST BASIS
      --------   ----------       --------      ----------
                              Espirit Holdings
      2005           23                            $163

     The aggregate value of this security at July 31, 2005 was $167, which represents 0.37% of total net assets.

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $124, which represents .28% of total net assets.

 THE HARTFORD CAPITAL APPRECIATION II FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2005

                                                                                                                     UNREALIZED
                                                            MARKET         CONTRACT                                 APPRECIATION
DESCRIPTION                                                 VALUE           AMOUNT          DELIVERY DATE          (DEPRECIATION)
-----------                                                 ------         --------         -------------          --------------
British Pound (Buy)                                          $321            $319           August 1, 2005               $2

@ Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                    -------------    -----------     ---------------
    Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
    Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
    J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                      FNMA            4.50%-7.00%       2005-2020
                                                                      FNMA           4.50%-11.00%       2009-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                      FNMA            4.00%-9.50%       2008-2035

u Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

 THE HARTFORD CONSERVATIVE ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE 9
------                                                       --------
AFFILIATED INVESTMENT COMPANIES -- 99.2%
EQUITY FUNDS -- 39.7%
  196    Hartford Capital Appreciation Fund, Class Y l.....  $  7,324
  334    Hartford Disciplined Equity Fund, Class Y.........     4,134
  176    Hartford Global Leaders Fund, Class Y l...........     3,107
  255    Hartford International Capital Appreciation Fund,
           Class Y l.......................................     3,126
  148    Hartford International Small Company, Class Y.....     2,092
  367    Hartford MidCap Value Fund, Class Y...............     5,200
   67    Hartford SmallCap Growth Fund, Class Y l..........     2,044
  431    Hartford Stock Fund, Class Y......................     8,259
  377    Hartford Value Opportunities Fund, Class Y l......     6,194
                                                             --------
         Total equity funds
           (cost $37,775)..................................  $ 41,480
                                                             --------
FIXED INCOME FUNDS -- 55.6%
1,014    Hartford High Yield Fund, Class Y.................     8,134
  191    Hartford Income Fund, Class Y.....................     1,990
1,424    Hartford Inflation Plus Fund, Class Y.............    15,367
1,756    Hartford Short Duration Fund, Class Y.............    17,365
1,301    Hartford Total Return Bond Fund, Class Y..........    14,242
  108    Hartford Floating Rate Fund, Class Y..............     1,093
                                                             --------
         Total fixed income funds
           (cost $58,644)..................................  $ 58,191
                                                             --------
MONEY MARKET FUND -- 3.9%
4,046    Hartford Money Market Fund, Class Y...............     4,046
                                                             --------
         Total money market fund
           (cost $4,046)...................................  $  4,046
                                                             --------
         Total investments in affiliated investment
           companies
           (cost $100,465) s...............................  $103,717
                                                             --------
         Other assets & liabilities........................  $    877
                                                             --------
         Total net assets..................................  $104,594
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $100,465 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $3,705
      Unrealized depreciation..........................    (453)
                                                         ------
      Net unrealized appreciation......................  $3,252
                                                         ======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD DISCIPLINED EQUITY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- 99.5%
            BASIC MATERIALS -- 2.1%
    125     Kimberly-Clark Corp. .............................  $  7,964
                                                                --------
            CAPITAL GOODS -- 7.4%
     37     General Dynamics Corp. ...........................     4,297
     95     Ingersoll-Rand Co. Class A........................     7,457
     72     Parker-Hannifin Corp. ............................     4,758
     55     Pitney Bowes, Inc. ...............................     2,452
    188     United Technologies Corp. ........................     9,516
                                                                --------
                                                                  28,480
                                                                --------
            CONSUMER CYCLICAL -- 7.2%
     28     Abercrombie & Fitch Co. Class A...................     1,981
     40     Centex Corp. .....................................     2,949
    191     D.R. Horton, Inc. ................................     7,842
     34     Federated Department Stores.......................     2,549
     97     McDonald's Corp. .................................     3,036
    141     Supervalu, Inc. ..................................     5,006
    172     TJX Companies, Inc. ..............................     4,037
                                                                --------
                                                                  27,400
                                                                --------
            CONSUMER STAPLES -- 9.7%
    173     Altria Group, Inc. ...............................    11,604
    155     Archer-Daniels-Midland Co. .......................     3,558
    119     Gillette Co. .....................................     6,365
     54     Procter & Gamble Co. .............................     2,993
    123     UST, Inc. ........................................     5,665
     96     Weyerhaeuser Co. .................................     6,609
                                                                --------
                                                                  36,794
                                                                --------
            ENERGY -- 10.7%
    104     Chevron Corp. ....................................     6,010
    177     ConocoPhillips....................................    11,097
     57     Devon Energy Corp. ...............................     3,197
     88     Exxon Mobil Corp. ................................     5,146
    113     Occidental Petroleum Corp. .......................     9,265
     73     Valero Energy Corp. ..............................     6,010
                                                                --------
                                                                  40,725
                                                                --------
            FINANCE -- 18.8%
    121     ACE Ltd. .........................................     5,582
     30     Aetna, Inc. ......................................     2,306
    298     Bank of America Corp. ............................    12,997
     56     Capital One Financial Corp. ......................     4,587
    339     Citigroup, Inc. ..................................    14,753
     82     Countrywide Financial Corp. ......................     2,956
     30     Everest Re Group Ltd. ............................     2,951
     39     Federal Home Loan Mortgage Corp. .................     2,481
     73     Goldman Sachs Group, Inc. ........................     7,846
     77     MBIA, Inc. .......................................     4,659
     39     National City Corp. ..............................     1,425
    168     St. Paul Travelers Companies, Inc. ...............     7,395
     23     XL Capital Ltd. Class A...........................     1,659
                                                                --------
                                                                  71,597
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            HEALTH CARE -- 13.5%
    112     Abbott Laboratories...............................  $  5,213
     70     Amgen, Inc. l.....................................     5,606
     54     Cardinal Health, Inc. ............................     3,193
     20     Cephalon, Inc. l..................................       830
     48     Forest Laboratories, Inc. l.......................     1,928
     84     Genzyme Corp. l...................................     6,243
    104     Gilead Sciences, Inc. l...........................     4,678
    148     HCA, Inc. ........................................     7,289
     61     Humana, Inc. l....................................     2,411
    196     King Pharmaceuticals, Inc. l......................     2,187
    112     McKesson Corp. ...................................     5,036
    137     Pfizer, Inc. .....................................     3,637
     67     Wyeth.............................................     3,056
                                                                --------
                                                                  51,307
                                                                --------
            SERVICES -- 5.9%
    149     Accenture Ltd. Class A l..........................     3,734
     99     Cendant Corp. ....................................     2,110
     54     Comcast Corp. Class A l...........................     1,655
     39     Omnicom Group, Inc. ..............................     3,318
    160     Viacom, Inc. Class B..............................     5,348
    155     Waste Management, Inc. ...........................     4,359
     49     XM Satellite Radio Holdings, Inc. Class A l.......     1,742
                                                                --------
                                                                  22,266
                                                                --------
            TECHNOLOGY -- 21.8%
     40     CenturyTel, Inc. .................................     1,364
    328     Cisco Systems, Inc. l.............................     6,283
     @@     Computer Associates International, Inc. ..........        @@
    145     Dell, Inc. l......................................     5,848
    152     First Data Corp. .................................     6,233
    143     General Electric Co. .............................     4,937
    381     Intel Corp. ......................................    10,327
     79     International Business Machines Corp. ............     6,552
    454     Microsoft Corp. ..................................    11,622
     65     Nextel Communications, Inc. Class A l.............     2,262
    414     Oracle Corp. l....................................     5,628
     31     Scientific-Atlanta, Inc. .........................     1,190
    216     Sprint Corp. .....................................     5,810
    278     Texas Instruments, Inc. ..........................     8,820
    361     Time Warner, Inc. l...............................     6,139
                                                                --------
                                                                  83,015
                                                                --------
            UTILITIES -- 2.4%
      2     Ameren Corp. .....................................        89
     25     American Electric Power Co., Inc. ................       972
    114     Exelon Corp. .....................................     6,113
     53     PG&E Corp. .......................................     1,994
                                                                --------
                                                                   9,168
                                                                --------
            Total common stock
              (cost $328,685).................................  $378,716
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE 9
---------                                                       --------
SHORT-TERM INVESTMENTS -- 1.0%
            FINANCE -- 1.0%
 $1,235     Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005@................................  $  1,235
    746     Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005@................................       746
  1,079     J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005@................................     1,079
    375     UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005@................................       375
    334     UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005@................................       334
                                                                --------
            Total short-term investments
              (cost $3,769)...................................  $  3,769
                                                                --------
            Total investments in securities
              (cost $332,454) s...............................  $382,485
                                                                --------
            Other assets & liabilities........................  $ (1,975)
                                                                --------
            Total net assets..................................  $380,510
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $333,303 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $55,857
      Unrealized depreciation.........................   (6,675)
                                                        -------
      Net unrealized appreciation.....................  $49,182
                                                        =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

@ Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                    -------------    -----------     ---------------
    Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
    Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
    J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                      FNMA            4.50%-7.00%       2005-2020
                                                                      FNMA           4.50%-11.00%       2009-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                      FNMA            4.00%-9.50%       2008-2035

  u Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD DIVIDEND & GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE 9
---------                                                       ----------
COMMON STOCK -- 96.9%
            BASIC MATERIALS -- 7.8%
     797    Abitibi-Consolidated, Inc. .......................  $    3,801
     978    Alcoa, Inc. ......................................      27,422
     213    Bowater, Inc. ....................................       7,185
     591    Companhia Vale do Rio Doce ADR....................      19,253
   1,411    DuPont (E.I.) de Nemours & Co. ...................      60,228
     896    International Paper Co. ..........................      28,307
     432    Kimberly-Clark Corp. .............................      27,538
     254    Rio Tinto plc ADR.................................      33,640
     437    Rohm & Haas Co. ..................................      20,147
                                                                ----------
                                                                   227,521
                                                                ----------
            CAPITAL GOODS -- 6.4%
     464    Deere & Co. ......................................      34,140
     348    General Dynamics Corp. ...........................      40,109
     295    Honeywell International, Inc. ....................      11,591
     510    Parker-Hannifin Corp. ............................      33,511
     467    Pitney Bowes, Inc. ...............................      20,797
     308    Tyco International Ltd. ..........................       9,388
     381    United Technologies Corp. ........................      19,296
   1,379    Xerox Corp. lt....................................      18,214
                                                                ----------
                                                                   187,046
                                                                ----------
            CONSUMER CYCLICAL -- 4.6%
     412    Avery Dennison Corp. .............................      23,320
     220    Caterpillar, Inc. ................................      11,839
     770    Family Dollar Stores, Inc. .......................      19,874
     286    Genuine Parts Co. ................................      13,078
   1,384    McDonald's Corp. .................................      43,145
     600    TJX Companies, Inc. ..............................      14,096
     198    Wal-Mart Stores, Inc. ............................       9,776
                                                                ----------
                                                                   135,128
                                                                ----------
            CONSUMER STAPLES -- 9.9%
     722    Altria Group, Inc. ...............................      48,365
     737    Coca-Cola Co. ....................................      32,251
     513    Coca-Cola Enterprises, Inc. ......................      12,058
     290    Colgate-Palmolive Co. ............................      15,342
   1,510    EnCana Corp. .....................................      62,439
     474    General Mills, Inc. ..............................      22,449
     411    Gillette Co. .....................................      22,058
     308    Procter & Gamble Co. .............................      17,106
     514    Tyson Foods, Inc. Class A.........................       9,583
     663    Weyerhaeuser Co. .................................      45,741
                                                                ----------
                                                                   287,392
                                                                ----------
            ENERGY -- 13.8%
     318    Anadarko Petroleum Corp. .........................      28,060
     602    BP plc ADR........................................      39,666
   1,157    Chevron Corp. ....................................      67,112
     200    ConocoPhillips....................................      12,512
   1,679    Exxon Mobil Corp. t...............................      98,613
     190    Occidental Petroleum Corp. .......................      15,658
     675    Royal Dutch Shell PLC l...........................      41,364
     371    Schlumberger Ltd. ................................      31,042
     535    Total S.A. ADR t..................................      66,913
                                                                ----------
                                                                   400,940
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE 9
---------                                                       ----------
            FINANCE -- 17.2%
     372    ACE Ltd. .........................................  $   17,172
     592    American International Group, Inc. ...............      35,632
   1,565    Bank of America Corp. ............................      68,243
   1,687    Citigroup, Inc. ..................................      73,402
     397    Federal Home Loan Mortgage Corp. .................      25,110
     693    J.P. Morgan Chase & Co. ..........................      24,346
     539    Marsh & McLennan Companies, Inc. .................      15,600
     415    MBIA, Inc. .......................................      25,192
   1,041    MBNA Corp. .......................................      26,192
     570    Merrill Lynch & Co., Inc. ........................      33,493
     519    Metlife, Inc. ....................................      25,489
     268    PNC Financial Services Group, Inc. ...............      14,692
     654    State Street Corp. ...............................      32,529
     763    Synovus Financial Corp. ..........................      22,564
     312    UBS AG............................................      25,555
     507    XL Capital Ltd. Class A...........................      36,420
                                                                ----------
                                                                   501,631
                                                                ----------
            HEALTH CARE -- 8.7%
   1,262    Abbott Laboratories...............................      58,847
     653    AstraZeneca plc ADR...............................      29,654
     382    Baxter International, Inc. .......................      14,993
     718    Lilly (Eli) & Co. ................................      40,460
     343    Novartis AG ADR...................................      16,698
     751    Pfizer, Inc. .....................................      19,903
   1,953    Schering-Plough Corp. ............................      40,664
     676    Wyeth.............................................      30,936
                                                                ----------
                                                                   252,155
                                                                ----------
            SERVICES -- 4.1%
     662    Comcast Corp. Class A l...........................      20,357
     507    Comcast Corp. Special Class A l...................      15,195
     245    Gannett Co., Inc. ................................      17,897
     293    New York Times Co. Class A........................       9,245
     528    Viacom, Inc. Class B..............................      17,666
     360    Warner Music Group Corp. lt.......................       5,640
   1,232    Waste Management, Inc. ...........................      34,638
                                                                ----------
                                                                   120,638
                                                                ----------
            TECHNOLOGY -- 16.0%
     403    BellSouth Corp. ..................................      11,117
     706    EMC Corp. l.......................................       9,658
     302    Emerson Electric Co. .............................      19,885
     354    First Data Corp. .................................      14,576
   1,289    General Electric Co. .............................      44,478
     387    Hewlett-Packard Co. ..............................       9,521
     608    International Business Machines Corp. ............      50,735
   1,874    Microsoft Corp. ..................................      48,003
   1,970    Motorola, Inc. ...................................      41,714
   1,955    SBC Communications, Inc. .........................      47,797
     395    Sony Corp. ADR....................................      12,855
     970    Sprint Corp. t....................................      26,098
     947    Texas Instruments, Inc. ..........................      30,064
   1,929    Time Warner, Inc. l...............................      32,823
   1,052    Verizon Communications, Inc. .....................      35,998
     405    Whirlpool Corp. ..................................      32,352
                                                                ----------
                                                                   467,674
                                                                ----------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE 9
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 3.6%
     885    CSX Corp. ........................................  $   40,298
     215    Norfolk Southern Corp. ...........................       7,997
   1,160    Southwest Airlines Co. ...........................      16,462
     587    Union Pacific Corp. ..............................      41,293
                                                                ----------
                                                                   106,050
                                                                ----------
            UTILITIES -- 4.8%
     205    Dominion Resources, Inc. .........................      15,164
   1,006    Exelon Corp. .....................................      53,834
     755    FPL Group, Inc. ..................................      32,538
     376    Pinnacle West Capital Corp. ......................      17,225
     482    Progress Energy, Inc. ............................      21,489
                                                                ----------
                                                                   140,250
                                                                ----------
            Total common stock
              (cost $2,428,119)...............................  $2,826,425
                                                                ----------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 5.2%
            FINANCE -- 3.5%
 $33,238    Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................  $   33,238
  20,068    Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................      20,068
  29,058    J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................      29,058
  10,105    UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................      10,105
   8,989    UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       8,989
                                                                ----------
                                                                   101,458
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 1.7%
 $50,509    BNY Institutional Cash Reserve Fund...............  $   50,509
                                                                ----------
            Total short-term investments
              (cost $151,967).................................  $  151,967
                                                                ----------
            Total investments in securities
              (cost $2,580,086) s.............................  $2,978,392
                                                                ----------
            Other assets and liabilities......................  $  (60,598)
                                                                ----------
            Total net assets..................................  $2,917,794
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.79% of total net assets at July 31, 2005.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $2,586,027 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $444,541
      Unrealized depreciation........................   (52,176)
                                                       --------
      Net unrealized appreciation....................  $392,365
                                                       ========

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 t   Security is fully or partially on loan at July 31, 2005.

@ Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                    -------------    -----------     ---------------
    Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
    Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
    J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                      FNMA            4.50%-7.00%       2005-2020
                                                                      FNMA           4.50%-11.00%       2009-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                      FNMA            4.00%-9.50%       2008-2035

 THE HARTFORD EQUITY INCOME FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE 9
---------                                                       ---------
COMMON STOCK -- 98.2%
            BASIC MATERIALS -- 11.0%
     76     Air Products and Chemicals, Inc. .................  $  4,518
    419     Alcoa, Inc. ......................................    11,761
    293     Dow Chemical Co. .................................    14,046
    163     DuPont (E.I.) de Nemours & Co. ...................     6,956
    109     Kimberly-Clark Corp. .............................     6,945
     89     PPG Industries, Inc. .............................     5,777
                                                                --------
                                                                  50,003
                                                                --------
            CAPITAL GOODS -- 1.2%
    104     Rockwell Automation, Inc. ........................     5,377
                                                                --------
            CONSUMER CYCLICAL -- 5.2%
    437     Caterpillar, Inc. ................................    23,579
                                                                --------
            CONSUMER STAPLES -- 6.2%
    152     Altria Group, Inc. ...............................    10,165
    100     General Mills, Inc. ..............................     4,751
     61     Heinz (H.J.) Co. .................................     2,248
    149     Kellogg Co. ......................................     6,763
     59     Weyerhaeuser Co. .................................     4,035
                                                                --------
                                                                  27,962
                                                                --------
            ENERGY -- 12.5%
    145     BP plc ADR........................................     9,572
    356     ConocoPhillips....................................    22,305
    355     Exxon Mobil Corp. ................................    20,840
     66     Royal Dutch Shell PLC l...........................     4,221
                                                                --------
                                                                  56,938
                                                                --------
            FINANCE -- 31.1%
    103     ACE Ltd. .........................................     4,778
    456     Bank of America Corp. ............................    19,868
     95     Chubb Corp. ......................................     8,458
    435     Citigroup, Inc. ..................................    18,909
     67     Comerica, Inc. ...................................     4,063
     31     General Growth Properties, Inc. ..................     1,430
    255     J.P. Morgan Chase & Co. ..........................     8,975
    109     MBNA Corp. .......................................     2,745
    172     Merrill Lynch & Co., Inc. ........................    10,131
    274     National City Corp. ..............................    10,103
    172     PNC Financial Services Group, Inc. ...............     9,442
    186     SunTrust Banks, Inc. .............................    13,561
    143     U.S. Bancorp......................................     4,286
     88     Wachovia Corp. ...................................     4,457
     64     Washington Mutual, Inc. ..........................     2,736
    138     Wells Fargo & Co. ................................     8,440
    121     XL Capital Ltd. Class A...........................     8,670
                                                                --------
                                                                 141,052
                                                                --------
            HEALTH CARE -- 7.6%
    155     Abbott Laboratories...............................     7,204
     51     AstraZeneca plc ADR...............................     2,322
    181     Baxter International, Inc. .......................     7,126
    215     Pfizer, Inc. .....................................     5,695
    260     Wyeth.............................................    11,916
                                                                --------
                                                                  34,263
                                                                --------
            SERVICES -- 1.0%
     61     Gannett Co., Inc. ................................     4,423
                                                                --------
            TECHNOLOGY -- 8.6%
    131     AT&T Corp. .......................................     2,590
    227     BellSouth Corp. ..................................     6,272
    134     Emerson Electric Co. .............................     8,850
    504     SBC Communications, Inc. .........................    12,324
    179     Sprint Corp. .....................................     4,812
    127     Verizon Communications, Inc. .....................     4,332
                                                                --------
                                                                  39,180
                                                                --------
            UTILITIES -- 13.8%
     96     Consolidated Edison, Inc. ........................     4,628
     44     Constellation Energy Group, Inc. .................     2,673
    186     Dominion Resources, Inc. .........................    13,708
    100     Entergy Corp. ....................................     7,778
    208     Exelon Corp. .....................................    11,106
    276     FPL Group, Inc. ..................................    11,916
     77     SCANA Corp. ......................................     3,249
    129     Southern Co. .....................................     4,500
     38     TXU Corp. ........................................     3,284
                                                                --------
                                                                  62,842
                                                                --------
            Total common stock
              (cost $409,836).................................  $445,619
                                                                --------

PRINCIPAL
AMOUNT
---------

SHORT-TERM INVESTMENTS -- 1.4%

PRINCIPAL
 AMOUNT
---------
            FINANCE -- 1.4%
 $2,063     Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................  $  2,063
  1,246     Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................     1,246
  1,803     J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................     1,803
    627     UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................       627
    558     UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       558
                                                                --------

            Total short-term investments
              (cost $6,297)...................................  $  6,297
                                                                --------
            Total investments in securities
              (cost $416,133) s ..............................  $451,916
                                                                --------
            Other assets & liabilities........................  $  2,079
                                                                --------
            Total net assets..................................  $453,995
                                                                ========

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.55% of total net assets at July 31, 2005.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $416,160 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $42,253
      Unrealized depreciation.........................   (6,497)
                                                        -------
      Net unrealized appreciation.....................  $35,756
                                                        =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                      -------------    -----------     ---------------
      Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
      Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
      J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                        FNMA            4.50%-7.00%       2005-2020
                                                                        FNMA           4.50%-11.00%       2009-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                        FNMA            4.00%-9.50%       2008-2035

 a Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD FLOATING RATE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.7%
            FINANCE -- 1.7%
 $ 1,500    Lehman Brothers Floating Rate,
              5.13%, 7-15-2019 n..............................  $  1,500
                                                                --------
            Total asset & commercial mortgage backed
              securities
              (cost $1,500)...................................  $  1,500
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 9.5%
            BASIC MATERIALS -- 2.3%
   2,000    Bowater, Inc., 6.27%,
              3-15-2010 H.....................................     2,040
                                                                --------
            FINANCE -- 1.5%
   1,500    Ford Motor Credit Co., 5.169%,
              1-15-2010 H.....................................     1,404
                                                                --------
            SERVICES -- 2.3%
   2,000    Cablevision Systems Corp., 7.63%,
              4-01-2009 H.....................................     2,062
                                                                --------
            TECHNOLOGY -- 1.1%
   1,000    Time Warner, 7.268%,
              2-15-2011 H.....................................     1,030
                                                                --------
            UTILITIES -- 2.3%
   2,000    Capline Generating Co., 6.99%,
              4-1-2009 H......................................     2,040
                                                                --------
            Total corporate bonds: investment grade
              (cost $8,551)...................................  $  8,576
                                                                --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 1.2%
            TECHNOLOGY -- 1.2%
   1,000    Qwest Corp., 6.67%,
              06-15-2013  v H.................................     1,045
                                                                --------
            Total corporate bonds: non-investment grade
              (cost $1,050)...................................  $  1,045
                                                                --------
SENIOR FLOATING RATE INTERESTS -- 92.6%
            BASIC MATERIALS -- 13.4%
   1,500    Carl Zeiss Vision, 6.74%,
              4-13-2014 m.....................................     1,509
   1,000    Coffeyville Resources, 6.31%,
              7-5-2012 m......................................     1,014
   2,000    Goodyear Tire & Rubber, 5.89%,
              4-30-2010 m.....................................     2,014
   1,500    Graham Packaging Co., 7.65%,
              4-7-2012 m......................................     1,537
   2,000    Graphic Packaging, 5.92%,
              8-8-2010 m......................................     2,027
     840    Hexion Specialty Chemicals, 5.87%,
              5-31-2012 m.....................................       847
   1,160    Hexion Specialty Chemicals, 5.88%,
              5-31-2012 m.....................................     1,172
     977    Innophos, Inc., 5.49%,
              8-1-2010 m......................................       984
   1,000    Jarden Corp., 5.27%,
              1-24-2012 m.....................................     1,003
                                                                --------
                                                                  12,107
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            CAPITAL GOODS -- 1.7%
 $ 1,500    Mid-Western Aircraft Systems, Inc., 5.58%,
              12-31-2011 m....................................  $  1,523
                                                                --------
            CONSUMER CYCLICAL -- 11.2%
   1,000    Bi-Lo LLC, 7.56%,
              7-29-2012 m.....................................     1,000
     500    Brand Services, Inc., 6.49%,
              1-15-2012 m.....................................       504
   1,000    Delphi Corporation, 9.96%,
              6-14-2012 m.....................................     1,029
   1,000    Euramax International, Inc., 5.87%,
              6-29-2012 m.....................................     1,014
     994    Hayez Lemmerz International, Inc., 6.75%,
              6-3-2009 m......................................       999
     998    Masonite International Corp., 5.66%,
              4-30-2010 m.....................................     1,000
     997    Masonite International Corp., 5.66%,
              4-30-2010 m.....................................       999
   1,000    RJ Tower Corp., 6.61%,
              2-2-2007 m......................................     1,000
   1,500    Spring Industries, 6.23%,
              12-7-2010 m.....................................     1,511
   1,000    United Subcontractors, Inc., 7.91%,
              7-14-2012 m.....................................     1,010
                                                                --------
                                                                  10,066
                                                                --------
            CONSUMER STAPLES -- 7.2%
   1,386    Birds Eye Foods, Inc., 6.16%,
              8-19-2008 m.....................................     1,399
   1,000    Chiquita Brands, 5.84%,
              6-28-2012 m.....................................     1,013
   1,000    Dole Holdco., 8.42%,
              7-22-2010 m.....................................     1,027
   2,000    New Page Corp., 6.38%,
              5-2-2011 m......................................     2,027
     997    Pinnacle Foods, Corp., 6.74%,
              11-25-2010 m....................................     1,008
                                                                --------
                                                                   6,474
                                                                --------
            ENERGY -- 2.8%
   1,012    Invensys PLC, 6.90%,
              9-5-2009 m......................................     1,035
   1,500    Kerr McGee Corp., 5.79%,
              5-18-2011 m.....................................     1,523
                                                                --------
                                                                   2,558
                                                                --------
            FINANCE -- 6.2%
   1,500    Fidelity National Information Services, Inc.,
              5.30%, 3-9-2013 m...............................     1,501
   2,000    LNR Properties Corp., 3.08%,
              2-3-2008 m......................................     2,016
   2,000    Technical Olympic, 6.25%,
              8-1-2012 m......................................     2,028
                                                                --------
                                                                   5,545
                                                                --------
            HEALTH CARE -- 7.3%
   1,000    DaVita, Inc.,
              7-07-2012 m +...................................     1,015
   2,000    HealthSouth Corporation, 8.39%,
              6-15-2010 m.....................................     2,027
   1,500    Skilled Healthcare Group, Inc., 6.14%,
              6-15-2012 m.....................................     1,512

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
SENIOR FLOATING RATE INTERESTS -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
 $   440    Warner Chilcott Corp., 6.10%,
              1-18-2005 m.....................................  $    443
   1,092    Warner Chilcott Corp., 6.00%,
              1-18-2012 m.....................................     1,101
     203    Warner Chilcott Corp., 6.10%,
              1-18-2012 m.....................................       205
     221    Warner Chilcott Corp., 1.36%,
              1-18-2012 m.....................................       221
      44    Warner Chilcott Corp-Dovobet, 1.36%,
              1-18-2012 m.....................................        44
                                                                --------
                                                                   6,568
                                                                --------
            SERVICES -- 12.3%
   1,000    24 Hour Fitness Worldwide, Inc., 6.78%,
              6-08-2012 m.....................................     1,013
   1,500    Allied Waste, 5.51%,
              1-15-2012 m.....................................     1,509
   1,500    Fender Musical Instrument Group, 7.94%,
              9-30-2012 m.....................................     1,511
   2,000    Frontiervision Operating Partners, LP, 7.98%,
              12-19-2006 m....................................     2,000
   1,000    MGM Holdings II, Inc., 5.73%,
              4-08-2012 m.....................................     1,008
   1,500    MotorCity Casino, 5.48%,
              8-1-2012 m......................................     1,500
   2,000    Penn National Gaming, Inc.,
              7-05-2012 m +...................................     2,021
     500    Spanish Broadcasting, Inc., 7.03%,
              6-09-2013 m.....................................       506
                                                                --------
                                                                  11,068
                                                                --------
            TECHNOLOGY -- 17.2%
   2,000    Adelphia Communications, Corp., 8.38%,
              9-30-2010 m.....................................     1,974
   1,000    CellNet Data Systems, Inc., 6.68%,
              4-26-2012 m.....................................       998
   1,498    Charter Communications Operating LLC, 6.77%,
              4-27-2010 m.....................................     1,482
   1,000    Charter Communications Operating LLC, 6.95%,
              4-27-2011 m.....................................       995
   1,000    Leap Wireless International, Inc., 5.99%,
              1-10-2011 m.....................................     1,006
     997    Leap Wireless International, Inc., 6.07%,
              1-10-2011 m.....................................     1,003
   1,000    Madison River Capital, LLC, 6.04%,
              7-29-2012 m.....................................     1,016
   1,500    NTELOS, Inc., 5.96%,
              8-24-2011 m.....................................     1,504
   1,997    RCN Corp., 7.47%,
              12-21-2011 m....................................     2,010
   2,500    Sungard Data Systems, Inc., 6.29%,
              8-8-2012 m......................................     2,500
   1,000    UPC Financing Partnership, 6.29%,
              9-30-2012 m.....................................     1,004
                                                                --------
                                                                  15,492
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            TRANSPORTATION -- 3.9%
 $ 1,000    Northwest Airlines, 9.47%,
              11-23-2010 m....................................  $    974
   2,497    United Airlines DIP m 7.92%, 7-15-2010............     2,515
                                                                --------
                                                                   3,489
                                                                --------
            UTILITIES -- 9.4%
   1,425    Allegheny Energy Supply Company, LLC, 3.73%,
              7-20-2012 m.....................................     1,439
   2,000    Coleto Creek WLE, LP, 6.39%,
              6-30-2012 m.....................................     2,033
   1,992    El Paso Energy Corp., 6.21%,
              11-23-2009 m....................................     2,014
   1,500    Energy Transfer Company, L.P., 6.48%,
              5-20-2012 m.....................................     1,517
   1,500    Reliant Energy, Inc., 6.00%,
              4-30-2010 m.....................................     1,515
                                                                --------
                                                                   8,518
                                                                --------
            Total senior floating rate interests
              (cost $83,065)..................................  $ 83,408
                                                                --------
SHORT-TERM INVESTMENTS -- 9.6%
            CAPITAL GOODS
   2,036    Pitney Bowes, Inc., 3.30%, 8-2-2005...............     2,035
                                                                --------
            CONSUMER CYCLICAL -- 2.3%
   2,038    Wal-Mart Stores, Inc., 3.23%, 8-2-2005............     2,037
                                                                --------
            FINANCE -- 0.6%
     525    State Street Bank Money Market Variable Rate
              TimeDeposit,
              Current rate -- 1.88% H.........................       525
                                                                --------
            UTILITIES -- 4.5%
                                                                --------
   4,077    Boston Edison Company, 3.28%, 8-1-2005............     4,076
                                                                --------
            Total short-term investments
              (cost $8,673)...................................  $  8,673
                                                                --------
            Total investments in securities
              (cost $102,839) s...............................  $103,202
                                                                --------
            Other assets & liabilities........................  $(13,085)
                                                                --------
            Total net assets..................................  $ 90,117
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $102,839 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $ 505
      Unrealized depreciation..........................   (142)
                                                         -----
      Net unrealized appreciation......................  $ 363
                                                         =====

 THE HARTFORD FLOATING RATE FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  v The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.

      PERIOD
      ACQUIRED   SHARES/PAR    SECURITY    COST BASIS
      --------   ----------    --------    ----------
      2005         1,000      Qwest Corp.    $1,050

     The aggregate value of these securities at July 31, 2005 was $1,045, which represents 1.16% of total net assets.

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $1,500, which represents 1.66% of total net assets.

 H Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2005.

 m The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  +  These securities are unfunded as of July 31, 2005.

 THE HARTFORD FOCUS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
COMMON STOCK -- 99.0%
            BASIC MATERIALS -- 4.1%
    63      Alcoa, Inc. ......................................  $ 1,759
    40      Dow Chemical Co. .................................    1,918
                                                                -------
                                                                  3,677
                                                                -------
            CAPITAL GOODS -- 3.3%
    31      Boeing Co. .......................................    2,020
    18      United Technologies Corp. ........................      923
                                                                -------
                                                                  2,943
                                                                -------
            CONSUMER CYCLICAL -- 8.4%
    41      Caterpillar, Inc. ................................    2,232
    14      Federated Department Stores.......................    1,092
    56      Home Depot, Inc. .................................    2,450
    50      Toyota Motor Corp. ...............................    1,879
                                                                -------
                                                                  7,653
                                                                -------
            CONSUMER STAPLES -- 7.2%
    59      Coca-Cola Co. ....................................    2,586
    71      Procter & Gamble Co. .............................    3,927
                                                                -------
                                                                  6,513
                                                                -------
            ENERGY -- 6.3%
    49      ConocoPhillips....................................    3,092
    32      Occidental Petroleum Corp. .......................    2,592
                                                                -------
                                                                  5,684
                                                                -------
            FINANCE -- 18.8%
    44      American International Group, Inc. ...............    2,625
    63      Citigroup, Inc. ..................................    2,745
    17      Goldman Sachs Group, Inc. ........................    1,827
    10      Marsh & McLennan Companies, Inc. .................      278
   192      MBNA Corp. .......................................    4,826
    29      St. Paul Travelers Companies, Inc. ...............    1,259
    70      State Street Corp. ...............................    3,497
                                                                -------
                                                                 17,057
                                                                -------
            HEALTH CARE -- 13.5%
    28      Amgen, Inc. l.....................................    2,217
    63      Lilly (Eli) & Co. ................................    3,548
    46      Medtronic, Inc. ..................................    2,476
    84      Pfizer, Inc. .....................................    2,223
    41      Sanofi-Aventis S.A. ADR...........................    1,775
                                                                -------
                                                                 12,239
                                                                -------
            SERVICES -- 7.0%
   142      Accenture Ltd. Class A l..........................    3,543
    27      Viacom, Inc. Class B..............................      914
    53      XM Satellite Radio Holdings, Inc. Class A l.......    1,885
                                                                -------
                                                                  6,342
                                                                -------
            TECHNOLOGY -- 28.5%
   118      Applied Materials, Inc. l.........................    2,186
   132      AT&T Corp. .......................................    2,620
   210      Cisco Systems, Inc. l.............................    4,027
    14      Electronic Arts, Inc. l...........................      806
    45      First Data Corp. .................................    1,847
    80      General Electric Co. .............................    2,760

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
            TECHNOLOGY -- (CONTINUED)
   144      Microsoft Corp. ..................................  $ 3,690
    58      Motorola, Inc. ...................................    1,220
     2      Samsung Electronics Co., Ltd. ....................    1,101
    72      Sprint Corp. .....................................    1,926
   162      Time Warner, Inc. l...............................    2,756
    26      Yahoo!, Inc. l....................................      880
                                                                -------
                                                                 25,819
                                                                -------
            TRANSPORTATION -- 1.9%
    34      Carnival Corp. ...................................    1,755
                                                                -------
            Total common stock
              (cost $82,313)..................................  $89,682
                                                                -------

PRINCIPAL
AMOUNT
  ----

SHORT-TERM INVESTMENTS -- 1.2%
            FINANCE -- 1.2%
  $345      Bank of America Joint Repurchase Agreement, 3.30%,
              8-1-2005 @......................................  $   345
   208      Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................      208
   301      J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................      301
   105      UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................      105
    93      UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       93
                                                                -------
            Total short-term investments
              (cost $1,052)...................................  $ 1,052
                                                                -------
            Total investments in securities
              (cost $83,365) s................................  $90,734
                                                                -------
            Other assets & liabilities........................  $  (191)
                                                                -------
            Total net assets..................................  $90,543
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.29% of total net assets at July 31, 2005.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $84,435 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $7,091
      Unrealized depreciation..........................    (792)
                                                         ------
      Net unrealized appreciation......................  $6,299
                                                         ======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD FOCUS FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

@ Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                    -------------    -----------     ---------------
    Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
    Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
    J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                      FNMA            4.50%-7.00%       2005-2020
                                                                      FNMA           4.50%-11.00%       2009-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                      FNMA            4.00%-9.50%       2008-2035

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
COMMON STOCK -- 92.6%
            COMPUTER MANUFACTURE -- AUDIO AND VIDEO
            EQUIPMENT -- 0.2%
      u     Samsung Electronics Co., Ltd. ....................  $    33
                                                                -------
            ENTERTAINMENT -- CABLE & OTHER SUBSCRIP
            PROGRAMMING -- 0.2%
      1     Comcast Corp. Class A l...........................       37
                                                                -------
            INFORMATION -- INTERNET PUBLISHING AND
            BROADCASTING -- 0.5%
      6     FairPoint Communications, Inc. l..................       97
                                                                -------
            INFORMATION -- OTHER INFORMATION SERVICES -- 0.1%
     22     Primus Telecommunications Group, Inc. l...........       14
                                                                -------
            INFORMATION -- OTHER TELECOMMUNICATIONS -- 34.7%
     47     Brasil Telecom S.A. ADR t.........................      535
  2,102     China Telecom Corp. Ltd. .........................      808
     36     France Telecom S.A. ..............................    1,117
     37     P.T. Telekomunikasi Indonesia ADR.................      847
     24     Telekom Austria AG n..............................      483
     24     Telemar Norte Leste S.A. .........................      544
     69     Telenor ASA n.....................................      593
     20     Telkom South Africa Ltd. ADR......................    1,543
                                                                -------
                                                                  6,470
                                                                -------
            INFORMATION -- SOFTWARE PUBLISHERS -- 8.5%
    149     KongZhong Corp. ADR lt............................    1,587
                                                                -------
            INFORMATION -- TELECOMMUNICATION RESELLERS -- 7.1%
      4     Chunghwa Telecom Co., Ltd. ADR....................       92
      1     Maroc Telecom ln..................................        9
     10     Telefonica S.A. ADR...............................      499
     38     Telefonos de Mexico S.A. ADR Class L..............      728
                                                                -------
                                                                  1,328
                                                                -------
            WIRED TELECOMMUNICATIONS CARRIERS -- 6.0%
     26     Deutsche Telekom AG l.............................      519
     26     General Communication, Inc. Class A l.............      262
    125     Telecom Italia S.p.A. ............................      336
                                                                -------
                                                                  1,117
                                                                -------
            WIRELESS TELECOMMUNICATIONS CARRIERS -- 24.9%
      3     Citigroup Global Certificate -- Bharti
              Televentures....................................       20
     38     Citizens Communications Co. ......................      497
     47     Nextel Communications, Inc. Class A l.............    1,643
     34     Philippine Long Distance Telephone Co. l..........      969
     57     Turkcell Iletisim Hizmet ADR......................      787
     79     UbiquiTel, Inc. l.................................      722
                                                                -------
                                                                  4,638
                                                                -------
            WIRELESS COMMUNICATIONS SERVICES -- 10.4%
      4     Alltel Corp. .....................................      273
    236     Dobson Communications Corp. lt....................    1,661
                                                                -------
                                                                  1,934
                                                                -------
            Total common stock
              (cost $13,030)..................................  $17,255
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
PREFERRED STOCKS -- 3.5%
            INFORMATION -- OTHER TELECOMMUNICATIONS -- 3.5%
     42     Tele Norte Leste Participacoes S.A. ADR...........  $   652
                                                                -------
            Total preferred stocks
              (cost $594).....................................  $   652
                                                                -------
            Total long-term investments
              (cost $13,624)..................................  $17,907
                                                                -------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 10.5%
            FINANCE -- 2.2%
  $ 132     Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................      132
     79     Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................       79
    115     J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................      115
     40     UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................       40
     36     UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       36
                                                                -------
                                                                    402
                                                                -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 8.3%
   1543     BNY Institutional Cash Reserve Fund...............    1,543
                                                                -------
            Total short-term investments
              (cost $1,945)...................................  $ 1,945
                                                                -------
            Total investments in securities
              (cost $15,569)..................................  $19,852
                                                                -------
            Other assets and liabilities......................  $(1,217)
                                                                -------
            Total net assets..................................  $18,635
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 76.45% of total net assets at July 31, 2005.

      Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at July 31, 2005, was $4,867, which represents 26.12% of total net assets.

 l   Currently non-income producing.

 s At July 31, 2005, the cost of securities for federal income tax purposes is $15,569 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $4,555
      Unrealized depreciation..........................    (272)
                                                         ------
      Net unrealized appreciation......................  $4,283
                                                         ======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $1,085, which represents 5.82% of total net assets.

 t   Security is fully or partially on loan at July 31, 2005.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2005

                                                                                                                     UNREALIZED
                                                            MARKET         CONTRACT                                 APPRECIATION
DESCRIPTION                                                 VALUE           AMOUNT          DELIVERY DATE          (DEPRECIATION)
-----------                                                 ------         --------         -------------          --------------
Euro (Sell)                                                  $246            $245           August 1, 2005              $(1)

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                      -------------    -----------     ---------------
      Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
      Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
      J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                        FNMA            4.50%-7.00%       2005-2020
                                                                        FNMA           4.50%-11.00%       2009-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                        FNMA            4.00%-9.50%       2008-2035

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
COMMON STOCK -- 99.7%
            AGENCIES, BROKERAGES, OTHER INSURANCE
            ACTIVITIES -- 1.8%
     13     Marsh & McLennan Companies, Inc. .................  $   377
                                                                -------
            COMMERCIAL BANKING -- 11.5%
     80     Capitalia S.p.A. t................................      464
     12     UBS AG t..........................................      975
     61     Westpac Banking Corp. ............................      908
                                                                -------
                                                                  2,347
                                                                -------
            CONSUMER LENDING -- 1.8%
      6     Takefuji Corp. ...................................      374
                                                                -------
            DEPOSITORY CREDIT BANKING -- 32.3%
     54     Banco Bilbao Vizcaya Argentaria S.A. t............      907
     21     Bank of America Corp. ............................      929
     13     Canadian Western Bank.............................      336
     20     Citigroup, Inc. ..................................      887
     17     Golden West Financial Corp. ......................    1,074
     37     Hibernia Corp. Class A............................    1,262
     36     HSBC Holdings plc.................................      589
      8     Signature Bank l..................................      243
     18     United Overseas Bank Ltd. ........................      163
      5     Webster Financial Corp. ..........................      222
                                                                -------
                                                                  6,612
                                                                -------
            INSURANCE CARRIERS -- 25.1%
     20     ACE Ltd. .........................................      934
      8     AMBAC Financial Group, Inc. ......................      560
     15     American International Group, Inc. ...............      921
     90     Banca Intesa S.p.A. t.............................      435
      7     MBIA, Inc. .......................................      443
      1     Metlife, Inc. ....................................       69
      2     Prudential Financial, Inc. .......................      147
     11     Reinsurance Group of America......................      481
     21     St. Paul Travelers Companies, Inc. ...............      920
     13     UnumProvident Corp. ..............................      245
                                                                -------
                                                                  5,155
                                                                -------
            INTERNATIONAL TRADE FINANCING (FOREIGN
            BANKS) -- 6.7%
     15     Bayerische Hypo-und Vereinsbank AG l..............      406
     33     Royal Bank of Scotland Group plc..................      967
                                                                -------
                                                                  1,373
                                                                -------
            MONETARY AUTHORITIES -- CENTRAL BANK -- 5.3%
      5     Canadian Imperial Bank of Commerce t..............      307
      6     Credit Suisse Group...............................      242
      m     Mitsubishi Tokyo Financial Group, Inc. t..........      550
                                                                -------
                                                                  1,099
                                                                -------
            NONDEPOSITORY CREDIT BANKING -- 1.8%
      6     Federal Home Loan Mortgage Corp. .................      373
                                                                -------
            OTHER FINANCIAL INVESTMENT ACTIVITIES -- 7.1%
      6     Franklin Resources, Inc. .........................      477
     35     Nordea Bank AB....................................      333
      5     Nuveen Investments Class A........................      171
     10     State Street Corp. ...............................      482
                                                                -------
                                                                  1,463
                                                                -------
            REAL ESTATE CREDIT (MORTGAGE BANKING) -- 2.2%
     12     Countrywide Financial Corp. ......................      446
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
            SECURITIES, COMMODITIES AND BROKERAGE -- 4.1%
      2     Goldman Sachs Group, Inc. ........................  $   258
     10     Merrill Lynch & Co., Inc. ........................      576
                                                                -------
                                                                    834
                                                                -------
            REAL ESTATE -- ACTIVITIES RELATED TO REAL
            ESTATE -- 0.0%
      2     United Overseas Land Ltd. t.......................        3
                                                                -------
            Total common stock
              (cost $17,820)..................................  $20,456
                                                                -------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 10.7%
            FINANCE -- 0.3%
  $  20     Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................       20
     12     Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................       12
     18     J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       18
      6     UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................        6
      6     UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................        6
                                                                -------
                                                                     62
                                                                -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 10.4%
  2,137     Navigator Prime Portfolio.........................    2,137
                                                                -------
            Total short-term investments
              (cost $2,199)...................................  $ 2,199
                                                                -------
            Total investments in securities
              (cost $20,019) s................................  $22,655
                                                                -------
            Other assets and liabilities......................  $(2,133)
                                                                -------
            Total net assets..................................  $20,522
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 49.09% of total net assets at July 31, 2005.

      Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at July 31, 2005, was $7,315, which represents 35.64% of total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $20,176 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $3,109
      Unrealized depreciation..........................    (630)
                                                         ------
      Net unrealized appreciation......................  $2,479
                                                         ======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 t   Security is fully or partially on loan at July 31, 2005.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                      -------------    -----------     ---------------
      Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
      Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
      J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                        FNMA            4.50%-7.00%       2005-2020
                                                                        FNMA           4.50%-11.00%       2009-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                        FNMA            4.00%-9.50%       2008-2035

 THE HARTFORD GLOBAL HEALTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- 98.2%
            BASIC CHEMICAL MANUFACTURING -- 1.3%
     175    Bayer AG t........................................  $  6,258
                                                                --------
            DATA PROCESSING SERVICES -- 0.6%
     181    NDCHealth Corp. t.................................     3,236
                                                                --------
            DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 5.5%
      85    Cardinal Health, Inc. ............................     5,064
     501    McKesson Corp. ...................................    22,550
                                                                --------
                                                                  27,614
                                                                --------
            ELECTRICAL EQUIPMENT MANUFACTURING -- 1.1%
     271    Olympus Corp. t...................................     5,452
                                                                --------
            ELECTROMEDICAL MANUFACTURING -- 4.9%
     452    Medtronic, Inc. ..................................    24,402
                                                                --------
            GENERAL MEDICAL AND SURGICAL HOSPITALS -- 0.8%
      76    Triad Hospitals, Inc. l...........................     3,785
                                                                --------
            HEALTH AND PERSONAL CARE STORES -- 0.9%
   1,009    Rite Aid Corp. t..................................     4,532
                                                                --------
            INSURANCE CARRIERS -- 6.1%
     115    Aetna, Inc. ......................................     8,909
     217    PacifiCare Health Systems, Inc. l.................    16,505
     102    UnitedHealth Group, Inc. .........................     5,329
                                                                --------
                                                                  30,743
                                                                --------
            MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING -- 5.0%
     332    Baxter International, Inc. .......................    13,034
     113    Biomet, Inc. .....................................     4,324
      50    Diagnostic Products Corp. ........................     2,823
     177    Terumo Corp. .....................................     4,948
                                                                --------
                                                                  25,129
                                                                --------
            NAVIGATE, MEASURE, CONTROL INSTRUMENT -- 0.4%
     441    Bruker BioSciences Corp. l........................     1,832
                                                                --------
            OUTPATIENT CARE CENTERS -- 1.9%
     248    Health Net, Inc. l................................     9,626
                                                                --------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- 53.7%
     530    Abbott Laboratories...............................    24,709
     368    Amylin Pharmaceuticals, Inc. lt...................     6,867
     254    Array BioPharma, Inc. lt..........................     1,720
     451    Astellas Pharma Inc. .............................    14,665
     594    AstraZeneca plc ADR...............................    27,009
     150    AtheroGenics, Inc. lt.............................     2,499
      82    Cephalon, Inc. lt.................................     3,438
     322    Cytokinetics, Inc. lt.............................     2,875
     373    Eisai Co. Ltd. ...................................    12,681
     288    Forest Laboratories, Inc. l.......................    11,493
     211    Genzyme Corp. l...................................    15,700
     144    Hospira, Inc. l...................................     5,517
     597    King Pharmaceuticals, Inc. l......................     6,658

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            PHARMACEUTICAL & MEDICINE MANUFACTURING --
            (CONTINUED)
     261    Lilly (Eli) & Co. ................................  $ 14,683
     180    MedImmune, Inc. l.................................     5,102
     159    Nabi Biopharmaceuticals lt........................     2,383
     154    Novartis AG.......................................     7,497
     124    NPS Pharmaceuticals, Inc. lt......................     1,345
      60    OSI Pharmaceuticals, Inc. l.......................     2,470
     731    Sankyo Co. Ltd. t.................................    14,404
     348    Sanofi-Aventis S.A. ADR...........................    15,090
      34    Schering AG.......................................     2,109
   1,442    Schering-Plough Corp. ............................    30,027
      77    Schwarz Pharma AG t...............................     3,855
     817    Shionogi & Co., Ltd. t............................    10,079
     103    Takeda Pharmaceutical Co. Ltd. ...................     5,277
     141    UCB S.A. .........................................     7,626
     363    V.I. Technologies, Inc. lt........................     2,180
     154    Vertex Pharmaceuticals, Inc. lt...................     2,463
     214    Watson Pharmaceuticals, Inc. lt...................     7,141
                                                                --------
                                                                 269,562
                                                                --------
            PROFESSIONAL, SCIENTIFIC, AND TECHNICAL
            SERVICES -- OTHER -- 0.6%
     363    Exelixis, Inc. lt.................................     3,220
                                                                --------
            SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES --15.4%
     332    Amgen, Inc. l.....................................    26,437
     442    Applera Corp. -- Celera Genomics Group lt.........     5,459
     667    Ciphergen Biosystems, Inc. lt.....................     1,375
     233    CV Therapeutics, Inc. lt..........................     6,561
     624    Elan Corp. plc ADR l..............................     4,668
     108    Gilead Sciences, Inc. l...........................     4,831
     162    Human Genome Sciences, Inc. lt....................     2,373
      93    ICOS Corp. lt.....................................     2,355
     242    Incyte Corp. lt...................................     1,926
     256    Medicines Co. lt..................................     5,595
   1,042    Millennium Pharmaceuticals, Inc. l................    10,765
     264    Regeneron Pharmaceutical, Inc. lt.................     2,546
     139    Zymogenetics, Inc. lt.............................     2,463
                                                                --------
                                                                  77,354
                                                                --------
            Total common stock
              (cost $454,741).................................  $492,745
                                                                --------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 14.2%
            FINANCE -- 1.8%
 $ 3,015    Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................     3,015
   1,820    Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................     1,820
   2,636    J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................     2,636

 THE HARTFORD GLOBAL HEALTH FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $   917    UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................       917
     815    UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       815
                                                                --------
                                                                   9,203
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.4%
  62,097    Navigator Prime Portfolio.........................    62,097
                                                                --------
            Total short-term investments
              (cost $71,300)..................................  $ 71,300
                                                                --------
            Total investments in securities
              (cost $526,041) s...............................  $564,045
                                                                --------
            Other assets and liabilities......................  $(62,146)
                                                                --------
            Total net assets..................................  $501,899
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 40.59% of total net assets at July 31, 2005.
      Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at July 31, 2005, was $94,851, which represents 18.90% of total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $526,874 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 53,194
      Unrealized depreciation........................   (16,023)
                                                       --------
      Net unrealized appreciation....................  $ 37,171
                                                       ========

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 t   Security is fully or partially on loan at July 31, 2005.

@ Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                    -------------    -----------     ---------------
    Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
    Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
    J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                      FNMA            4.50%-7.00%       2005-2020
                                                                      FNMA           4.50%-11.00%       2009-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                      FNMA            4.00%-9.50%       2008-2035

 THE HARTFORD GLOBAL LEADERS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- 99.2%
            BRAZIL -- 1.0%
    214     Companhia Vale do Rio Doce ADR....................  $  6,952
                                                                --------
            CANADA -- 3.8%
    198     EnCana Corp. .....................................     8,180
    170     Petro-Canada......................................    12,212
    140     Talisman Energy, Inc. ............................     6,128
                                                                --------
                                                                  26,520
                                                                --------
            FRANCE -- 4.1%
    278     AXA...............................................     7,600
     85     Louis Vuitton Moet Hennessy S.A. .................     7,072
    440     Vivendi Universal S.A. l..........................    13,976
                                                                --------
                                                                  28,648
                                                                --------
            GERMANY -- 5.1%
     54     Adidas-Salomon AG t...............................     9,816
    354     Bayerische Hypo-und Vereinsbank AG lt.............     9,279
    131     Merck KGaA........................................    11,639
     66     Siemens AG........................................     5,068
                                                                --------
                                                                  35,802
                                                                --------
            HONG KONG -- 1.6%
  1,531     Esprit Holdings Ltd.v.............................    11,375
                                                                --------
            IRELAND -- 0.8%
    127     Ryanair Holdings plc ADR lt.......................     5,959
                                                                --------
            ISRAEL -- 0.4%
     89     Teva Pharmaceutical Industries Ltd. ADR...........     2,779
                                                                --------
            ITALY -- 0.9%
    222     Ente Nazionale Idrocarburi S.p.A. t...............     6,277
                                                                --------
            JAPAN -- 5.0%
    207     Eisai Co. Ltd. ...................................     7,028
      u     Japan Tobacco, Inc. t.............................     6,886
    337     Matsushita Electric Industrial Co., Ltd. t........     5,460
      1     Mitsubishi Tokyo Financial Group, Inc. t..........     9,473
    434     Nippon Electric Glass Co., Ltd. t.................     6,502
                                                                --------
                                                                  35,349
                                                                --------
            LUXEMBOURG -- 0.9%
    416     SES Global........................................     6,529
                                                                --------
            MEXICO -- 1.5%
    157     Grupo Televisa S.A. ADR...........................    10,377
                                                                --------
            NETHERLANDS -- 3.3%
  2,636     Koninklijke Ahold N.V. l..........................    23,149
                                                                --------
            SOUTH KOREA -- 1.8%
    276     L.G. Philips LCD Co., Ltd. lt.....................    12,708
                                                                --------
            SPAIN -- 1.0%
    401     Banco Bilbao Vizcaya Argentaria S.A. t............     6,743
                                                                --------
            SWEDEN -- 1.0%
  2,062     Telefonaktiebolaget LM Ericsson lt................     7,059
                                                                --------
            SWITZERLAND -- 8.1%
    284     Credit Suisse Group...............................    11,878
    123     Roche Holding AG..................................    16,660

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            SWITZERLAND -- (CONTINUED)
     50     Swatch Group AG-B.................................  $  7,115
    144     UBS AG............................................    11,805
     57     Zurich Financial Services AG......................    10,091
                                                                --------
                                                                  57,549
                                                                --------
            TAIWAN -- 5.0%
  1,452     AU Optronics Corp. ADR lt.........................    23,032
  6,786     Chi Mei Optoelectronics Corp. ....................     9,943
    224     Taiwan Semiconductor Manufacturing Co., Ltd.
              ADR.............................................     1,927
                                                                --------
                                                                  34,902
                                                                --------
            UNITED KINGDOM -- 8.4%
    209     AstraZeneca plc...................................     9,454
    221     Aviva plc.........................................     2,539
  3,633     Carphone Warehouse Group plc......................    11,706
  3,942     EMI Group plc.....................................    16,705
    714     Standard Chartered plc............................    13,910
  1,814     Vodafone Group plc................................     4,673
                                                                --------
                                                                  58,987
                                                                --------
            UNITED STATES -- 45.5%
     41     Aetna, Inc. ......................................     3,158
     76     Aflac, Inc. ......................................     3,432
    149     Altria Group, Inc. ...............................     9,970
    128     American International Group, Inc. ...............     7,676
    180     Amgen, Inc. l.....................................    14,387
    335     Baxter International, Inc. .......................    13,155
    186     Best Buy Co., Inc. ...............................    14,232
    128     Boeing Co. .......................................     8,436
     83     Capital One Financial Corp. ......................     6,872
     28     Chicago Mercantile Exchange Holdings, Inc. .......     8,279
    629     Cisco Systems, Inc. l.............................    12,043
     60     Citigroup, Inc. ..................................     2,590
    124     ConocoPhillips....................................     7,767
  1,080     Corning, Inc. l...................................    20,572
    294     Countrywide Financial Corp. ......................    10,566
    351     D.R. Horton, Inc. ................................    14,403
    137     Dell, Inc. l......................................     5,548
     87     Electronic Arts, Inc. l...........................     5,017
    120     Genentech, Inc. l.................................    10,755
     79     General Dynamics Corp. ...........................     9,042
     36     Getty Images, Inc. (a)lt..........................     2,907
     80     Gilead Sciences, Inc. l...........................     3,594
     21     Goldman Sachs Group, Inc. ........................     2,279
     47     Google, Inc. l....................................    13,611
    201     Halliburton Co. ..................................    11,289
    598     IVAX Corp. lt.....................................    15,226
    308     Motorola, Inc. ...................................     6,515
    106     Noble Corp. ......................................     7,088
    201     Pixar lt..........................................     8,632
    277     Procter & Gamble Co. .............................    15,398
    180     Schering-Plough Corp. ............................     3,750
  1,506     Sirius Satellite Radio, Inc. lt...................    10,270
    172     Starwood Hotels & Resorts Worldwide, Inc. ........    10,904
    123     Transocean, Inc. l................................     6,918

 THE HARTFORD GLOBAL LEADERS FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
    118     Valero Energy Corp. ..............................  $  9,793
    346     Warner Music Group Corp. lt.......................     5,413
                                                                --------
                                                                 321,487
                                                                --------
            Total common stock
              (cost $637,473).................................  $699,151
                                                                --------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 11.6%
            FINANCE -- 0.7%
 $1,720     Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................     1,720
  1,038     Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................     1,038
  1,504     J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................     1,504
    523     UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................       523
    465     UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       465
                                                                --------
                                                                   5,250
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 10.9%
 76,472     Navigator Prime Portfolio.........................    76,472
                                                                --------
            Total short-term investments
              (cost $81,722)..................................  $ 81,722
                                                                --------
            Total investments in securities
              (cost $719,195) s...............................  $780,873
                                                                --------
            Other assets and liabilities......................  $(76,424)
                                                                --------
            Total net assets..................................  $704,449
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 53.59% of total net assets at July 31, 2005.

      Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at July 31, 2005, was $300,118, which represents 42.60% of total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $725,769 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $62,535
      Unrealized depreciation.........................   (7,431)
                                                        -------
      Net unrealized appreciation.....................  $55,104
                                                        =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  v The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.

      PERIOD
      ACQUIRED   SHARES/PAR       SECURITY      COST BASIS
      --------   ----------       --------      ----------
      2004         1,531      Esprit Holdings     $7,411

     The aggregate value of this security at July 31, 2005 was $11,375, which represents 1.61% of total net assets.

 t   Security is fully or partially on loan at July 31, 2005.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2005

                                                                                                                     UNREALIZED
                                                                               CONTRACT                             APPRECIATION
DESCRIPTION                                                 MARKET VALUE        AMOUNT        DELIVERY DATE        (DEPRECIATION)
-----------                                                 ------------       --------       -------------        --------------
British Sterling Pound (Buy)                                   $1,226           $1,219        August 1, 2005            $ 7
British Sterling Pound (Sell)                                   1,552            1,553        August 1, 2005              1
Euro (Sell)                                                     2,509            2,512        August 1, 2005              3
Japanese Yen (Buy)                                              2,966            2,971        August 2, 2005             (6)
Japanese Yen (Buy)                                              2,150            2,158        August 3, 2005             (8)
Japanese Yen (Sell)                                               930              931        August 1, 2005              1
                                                                                                                        ---
                                                                                                                        $(2)
                                                                                                                        ===

--------------------------------------------------------------------------------

@ Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE       COUPON RATE        EXPIRATION DATE
                                                                    -------------       -----------        ---------------
    Bank of America Joint Repurchase Agreement                        FMAC               5.00%-5.50%          2020-2035
    Deutsche Bank Securities Joint Repurchase Agreement               FNMA               4.00%-5.00%          2018-2035
    J. P. Morgan Chase Joint Repurchase Agreement                     FNMA               5.00%-6.00%          2034-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC              4.50%-7.00%          2005-2035
                                                                      FNMA               4.50%-7.00%          2005-2020
                                                                      FNMA              4.50%-11.00%          2009-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC             3.50%-12.25%          2007-2035
                                                                      FNMA               4.00%-9.50%          2008-2035

u Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
COMMON STOCK -- 99.7%
            AUDIO AND VIDEO EQUIPMENT -- 3.5%
      4     Samsung Electronics Co., Ltd. ....................  $ 1,930
                                                                -------
            BUSINESS SUPPORT SERVICES -- 1.2%
     20     Iron Mountain, Inc. l.............................      676
                                                                -------
            COMMUNICATIONS EQUIPMENT -- 12.8%
    144     Cisco Systems, Inc. l.............................    2,754
     85     Motorola, Inc. ...................................    1,802
     62     Qualcomm, Inc. ...................................    2,440
                                                                -------
                                                                  6,996
                                                                -------
            COMPUTER AND PERIPHERAL -- 10.6%
     50     EMC Corp. l.......................................      686
    326     Hon Hai Precision Industry Co., Ltd. .............    1,826
     36     International Business Machines Corp. ............    2,963
      8     NAVTEQ Corp. l....................................      343
                                                                -------
                                                                  5,818
                                                                -------
            COMPUTER SYSTEMS DESIGN & RELATED SERVICES -- 5.2%
     11     Automatic Data Processing, Inc. ..................      480
     62     BISYS Group, Inc. l...............................      967
     27     DST Systems, Inc. l...............................    1,386
                                                                -------
                                                                  2,833
                                                                -------
            DATA PROCESSING SERVICES -- 4.1%
     55     First Data Corp. .................................    2,254
                                                                -------
            ELECTRICAL EQUIPMENT MANUFACTURING -- COMPONENT
            OTHER -- 5.4%
    123     Corning, Inc. l...................................    2,341
     26     LG.Philips LCD CO LTD-ADR l.......................      594
                                                                -------
                                                                  2,935
                                                                -------
            EMPLOYMENT SERVICES -- 0.6%
      7     Manpower, Inc. ...................................      335
                                                                -------
            INFORMATION -- SOFTWARE PUBLISHERS -- 14.8%
     37     Electronic Arts, Inc. l...........................    2,114
      4     Infosys Technologies Ltd. ADR.....................      249
      1     Mercury Interactive Corp. l.......................       31
    167     Microsoft Corp. ..................................    4,267
     44     Red Hat, Inc. lt..................................      663
     24     Salesforce.com, Inc. l............................      570
     11     Serena Software, Inc. l...........................      215
                                                                -------
                                                                  8,109
                                                                -------
            INFORMATION -- INTERNET PROVIDERS & WEB SEARCH
            PORT -- 9.7%
      8     Google, Inc. l....................................    2,187
     95     Yahoo!, Inc. l....................................    3,161
                                                                -------
                                                                  5,348
                                                                -------
            MANAGEMENT, SCIENTIFIC, AND TECH CONSULTING
            SERVICES -- 2.6%
     40     Accenture Ltd. Class A l..........................    1,004
     15     Monster Worldwide, Inc. l.........................      444
                                                                -------
                                                                  1,448
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
            NAVIGATE, MEASURE, CONTROL INSTRUMENTS -- 1.9%
     32     TomTom NV l.......................................  $ 1,056
                                                                -------
            OTHER SERVICES -- OTHER PERSONAL SERVICES -- 0.7%
     13     Tata Consulting ln................................      374
                                                                -------
            SEMICONDUCTOR, ELECTRONIC COMPONENT -- 24.9%
     76     Altera Corp. l....................................    1,671
     13     Analog Devices, Inc. .............................      517
    117     Fairchild Semiconductor International, Inc. l.....    1,964
     49     Jabil Circuit, Inc. l.............................    1,513
     73     Lam Research Corp. l..............................    2,065
      7     Marvell Technology Group Ltd. l...................      293
     33     Maxim Integrated Products, Inc. ..................    1,399
    172     ON Semiconductor Corp. l..........................      990
     59     STMicroelectronics N.V. t.........................    1,014
     71     Texas Instruments, Inc. ..........................    2,242
                                                                -------
                                                                 13,668
                                                                -------
            WIRELESS TELECOMMUNICATIONS CARRIERS -- 1.7%
     13     Research In Motion Ltd. l.........................      947
                                                                -------
            Total common stock
              (cost $48,539)..................................  $54,727
                                                                -------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 2.6%
            FINANCE -- 0.3%
  $  51     Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................       51
     31     Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................       31
     45     J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       45
     15     UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................       15
     14     UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       14
                                                                -------
                                                                    156
                                                                -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 2.3%
  1,290     BNY Institutional Cash Reserve Fund...............    1,290
                                                                -------
            Total short-term investments
              (cost $1,446)...................................  $ 1,446
                                                                -------
            Total investments in securities
              (cost $49,985) s................................  $56,173
                                                                -------
            Other assets and liabilities......................  $(1,287)
                                                                -------
            Total net assets..................................  $54,886
                                                                =======

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.44% of total net assets at July 31, 2005.

      Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at July 31, 2005, was $3,755, which represents 6.84% of total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $51,186 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $5,677
      Unrealized depreciation..........................    (690)
                                                         ------
      Net unrealized appreciation......................  $4,987
                                                         ======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $374, which represents 0.68% of total net assets.

 t   Security is fully or partially on loan at July 31, 2005.

 @  Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                      -------------    -----------     ---------------
      Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
      Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
      J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                        FNMA            4.50%-7.00%       2005-2020
                                                                        FNMA           4.50%-11.00%       2009-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                        FNMA            4.00%-9.50%       2008-2035

 THE HARTFORD GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE 9
---------                                                       ----------
COMMON STOCK -- 98.5%
            BASIC MATERIALS -- 0.5%
    118     Cameco Corp. .....................................  $    5,526
                                                                ----------
            CAPITAL GOODS -- 4.5%
    512     Boeing Co. .......................................      33,830
    155     General Dynamics Corp. ...........................      17,846
                                                                ----------
                                                                    51,676
                                                                ----------
            CONSUMER CYCLICAL -- 3.6%
    219     Abercrombie & Fitch Co. Class A...................      15,785
    194     Lennar Corp. Class A..............................      13,035
    442     PetsMart, Inc. t..................................      13,151
                                                                ----------
                                                                    41,971
                                                                ----------
            CONSUMER STAPLES -- 2.1%
    433     Procter & Gamble Co. .............................      24,064
                                                                ----------
            ENERGY -- 5.9%
    450     Halliburton Co. ..................................      25,202
    438     Petro-Canada......................................      31,460
    220     Petroleo Brasileiro S.A. ADR t....................      11,540
                                                                ----------
                                                                    68,202
                                                                ----------
            FINANCE AND INSURANCE -- 19.2%
    120     Aetna, Inc. ......................................       9,325
    306     Capital One Financial Corp. ......................      25,212
    104     Chicago Mercantile Exchange Holdings, Inc. .......      31,436
    297     Commerce Bancorp, Inc. t..........................      10,067
  1,544     Countrywide Financial Corp. ......................      55,567
    220     Franklin Resources, Inc. .........................      17,778
    184     Golden West Financial Corp. ......................      11,999
    214     Legg Mason, Inc. .................................      21,828
    127     Progressive Corp. ................................      12,621
    487     UnitedHealth Group, Inc. .........................      25,454
                                                                ----------
                                                                   221,287
                                                                ----------
            HEALTH CARE -- 18.6%
    249     Abbott Laboratories...............................      11,611
    144     Amgen, Inc. l.....................................      11,503
  1,139     AstraZeneca plc ADR...............................      51,749
    151     Coventry Health Care, Inc. l......................      10,697
    331     Forest Laboratories, Inc. l.......................      13,223
    151     Genzyme Corp. l...................................      11,208
    321     Gilead Sciences, Inc. l...........................      14,389
    851     Medtronic, Inc. ..................................      45,908
    391     Sanofi-Aventis S.A. ADR...........................      16,946
  1,291     Schering-Plough Corp. ............................      26,884
                                                                ----------
                                                                   214,118
                                                                ----------
            SERVICES -- 11.9%
    160     Apollo Group, Inc. Class A l......................      12,014
    381     Comcast Corp. Special Class A l...................      11,437
    261     Moody's Corp. ....................................      12,339
    247     Omnicom Group, Inc. t.............................      20,959
    122     Pixar l...........................................       5,247
    373     Starwood Hotels & Resorts Worldwide, Inc. ........      23,590
  1,442     XM Satellite Radio Holdings, Inc. Class A lt......      51,386
                                                                ----------
                                                                   136,972
                                                                ----------
            TECHNOLOGY -- 32.2%
    523     America Movil S.A. de C.V. ADR....................      11,646
  1,812     Cisco Systems, Inc. l.............................      34,704

                                                                  MARKET
 SHARES                                                          VALUE 9
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
    544     Danaher Corp. ....................................  $   30,178
  1,162     Dell, Inc. l......................................      47,022
    916     Electronic Arts, Inc. l...........................      52,772
  1,251     General Electric Co. .............................      43,169
    134     Google, Inc. l....................................      38,479
    996     Microsoft Corp. ..................................      25,518
    408     Network Appliance, Inc. l.........................      10,397
    319     Qualcomm, Inc. ...................................      12,613
    207     Research In Motion Ltd. lt........................      14,610
  1,504     Yahoo!, Inc. l....................................      50,139
                                                                ----------
                                                                   371,247
                                                                ----------
            Total common stock
              (cost $1,012,965)...............................  $1,135,063
                                                                ----------
SHORT-TERM INVESTMENTS -- 9.4%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.2%
 83,028     BNY Institutional Cash Reserve Fund...............      83,028
                                                                ----------
PRINCIPAL
AMOUNT
---------
            FINANCE -- 2.2%
 $8,224     Bank of America Joint Repurchase Agreement, 3.30%,
              8-1-2005 @......................................       8,224
  4,965     Deutsche Bank Securities Joint Repurchase
              Agreement, 3.31%, 8-1-2005 @....................       4,965
  7,189     J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       7,189
  2,500     UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................       2,500
  2,224     UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       2,224
                                                                ----------
                                                                    25,102
                                                                ----------
            Total short-term investments
              (cost $108,130).................................  $  108,130
                                                                ----------
            Total investments in securities
              (cost $1,121,095) s.............................  $1,243,193
                                                                ----------
            Other assets & liabilities........................  $  (91,070)
                                                                ----------
            Total net assets..................................  $1,152,123
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.16% of total net assets at July 31, 2005.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $1,122,244 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $131,931
      Unrealized depreciation........................   (10,982)
                                                       --------
      Net unrealized appreciation....................  $120,949
                                                       ========

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 t   Security is fully or partially on loan at July 31, 2005.

--------------------------------------------------------------------------------

@  Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                    -------------    -----------     ---------------
    Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
    Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
    J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                      FNMA            4.50%-7.00%       2005-2020
                                                                      FNMA           4.50%-11.00%       2009-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                      FNMA            4.00%-9.50%       2008-2035

 THE HARTFORD GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
AFFILIATED INVESTMENT COMPANIES -- 98.9%
EQUITY FUNDS -- 79.5%
    919     Hartford Capital Appreciation Fund, Class Y l.....  $ 34,410
  2,319     Hartford Disciplined Equity Fund, Class Y.........    28,683
    641     Hartford Dividend and Growth Fund, Class Y........    12,478
    888     Hartford Global Leaders Fund, Class Y l...........    15,653
    872     Hartford Growth Fund, Class Y l...................    15,557
    124     Hartford Growth Opportunities Fund, Class Y l.....     3,498
  2,056     Hartford International Capital Appreciation Fund,
              Class Y l.......................................    25,189
    672     Hartford International Small Company, Class Y.....     9,495
    661     Hartford MidCap Value Fund, Class Y...............     9,363
    981     Hartford Small Company Fund, Class Y l............    18,850
    724     Hartford SmallCap Growth Fund, Class Y l..........    21,937
  2,854     Hartford Value Fund, Class Y......................    31,083
  1,707     Hartford Value Opportunities Fund, Class Y l......    28,077
                                                                --------
            Total equity funds
              (cost $233,212).................................  $254,273
                                                                --------
FIXED INCOME FUNDS -- 19.4%
  2,024     Hartford Inflation Plus Fund, Class Y.............    21,843
    941     Hartford Short Duration Fund, Class Y.............     9,304
  1,990     Hartford Total Return Bond Fund, Class Y..........    21,791
    981     Hartford U.S. Government Securities Fund, Class
              Y...............................................     9,277
                                                                --------
            Total fixed income funds
              (cost $62,676)..................................  $ 62,215
                                                                --------
            Total investments in affiliated investment
              companies (cost $295,888) s.....................  $316,488
                                                                --------
            Other assets and liabilities......................  $  3,630
                                                                --------
            Total net assets..................................  $320,118
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $295,888 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $21,061
      Unrealized depreciation.........................     (461)
                                                        -------
      Net unrealized appreciation.....................  $20,600
                                                        =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE 9
---------                                                       ---------
COMMON STOCK -- 96.6%
            BASIC MATERIALS -- 4.4%
    357     Alkermes, Inc. lt.................................  $   5,532
    197     Cameco Corp. .....................................      9,259
    380     Jarden Corp. lt...................................     14,595
    102     Precision Castparts Corp. ........................      9,187
                                                                ---------
                                                                   38,573
                                                                ---------
            CONSUMER CYCLICAL -- 14.8%
    202     Abercrombie & Fitch Co. Class A...................     14,518
    154     Advance Auto Parts, Inc. l........................     10,620
    245     Aeropostale, Inc. l...............................      7,298
    448     American Tower Corp. Class A lt...................     10,300
    112     Centex Corp. .....................................      8,278
    159     Electronics Boutique Holdings Corp. l.............     10,281
    131     GameStop Corp. Class A lt.........................      4,496
    173     GameStop Corp. Class B l..........................      5,526
    986     Geox S.p.A. ......................................      8,915
    255     Kohl's Corp. lt...................................     14,364
    154     Michaels Stores, Inc. ............................      6,318
    753     Rinker Group Ltd. ................................      8,593
     90     Standard-Pacific Corp. ...........................      8,595
    312     Tiffany & Co. ....................................     10,611
                                                                ---------
                                                                  128,713
                                                                ---------
            CONSUMER STAPLES -- 2.2%
    120     Altria Group, Inc. ...............................      8,035
    195     Procter & Gamble Co. .............................     10,837
                                                                ---------
                                                                   18,872
                                                                ---------
            ENERGY -- 6.0%
    159     BJ Services Co. ..................................      9,667
    368     Chesapeake Energy Corp. ..........................      9,619
    199     GlobalSantaFe Corp. ..............................      8,948
    132     Noble Corp. ......................................      8,848
    205     Petro-Canada......................................     14,739
                                                                ---------
                                                                   51,821
                                                                ---------
            FINANCE -- 2.2%
  7,019     Melco International Development Ltd. .............      7,940
    222     State Street Corp. ...............................     11,017
                                                                ---------
                                                                   18,957
                                                                ---------
            HEALTH CARE -- 24.8%
    259     Advanced Neuromodulation Systems, Inc. l..........     12,965
    185     Amgen, Inc. l.....................................     14,714
    249     Amylin Pharmaceuticals, Inc. lt...................      4,644
    356     AstraZeneca plc ADR...............................     16,195
    142     AtheroGenics, Inc. lt.............................      2,364
    223     Auxilium Pharmaceuticals, Inc. lt.................      1,422
    212     Cephalon, Inc. lt.................................      8,883
    228     Covance, Inc. l...................................     11,278
    283     Digene Corp. l....................................      8,230
    188     Encysive Pharmaceuticals, Inc. l..................      2,384
    215     Forest Laboratories, Inc. l.......................      8,599
    166     Foxhollow Technologies, Inc. lt...................      8,509
     52     Genentech, Inc. l.................................      4,609
    303     Gilead Sciences, Inc. l...........................     13,582
    204     ICOS Corp. lt.....................................      5,140
    245     Impax Laboratories, Inc. lt.......................      3,896

                                                                 MARKET
 SHARES                                                          VALUE 9
---------                                                       ---------
            HEALTH CARE -- (CONTINUED)
    184     Kissei Pharmaceutical Co., Ltd. ..................  $   3,472
    151     Medicines Co. l...................................      3,299
    253     Medtronic, Inc....................................     13,636
    186     Mentor Corp. t....................................      9,273
    167     NPS Pharmaceuticals, Inc. lt......................      1,812
    227     Pharmaceutical Product Development, Inc. l........     12,980
    853     Schering-Plough Corp. ............................     17,755
    866     Shionogi & Co., Ltd. .............................     10,684
    333     Teva Pharmaceutical Industries Ltd. ADR t.........     10,444
    291     Vertex Pharmaceuticals, Inc. lt...................      4,648
                                                                ---------
                                                                  215,417
                                                                ---------
            SERVICES -- 11.0%
    233     Alliance Data Systems Corp. l.....................      9,936
    360     Cendant Corp. ....................................      7,698
    125     Corporate Executive Board Co. ....................     10,045
    485     LECG Corp. l......................................     10,492
    296     Monster Worldwide, Inc. l.........................      8,980
    137     Red Robin Gourmet Burgers, Inc. lt................      8,213
  1,404     Sirius Satellite Radio, Inc. lt...................      9,578
    214     Starwood Hotels & Resorts Worldwide, Inc. ........     13,519
    150     Stericycle, Inc. l................................      8,706
    235     XM Satellite Radio Holdings, Inc. Class A lt......      8,380
                                                                ---------
                                                                   95,547
                                                                ---------
            TECHNOLOGY -- 29.8%
    474     Amdocs Ltd. l.....................................     14,070
    593     Cisco Systems, Inc. l.............................     11,364
    181     Comverse Technology, Inc. l.......................      4,585
    725     Corning, Inc. l...................................     13,806
    534     Crown Castle International Corp. l................     11,624
    880     Evergreen Solar, Inc. t...........................      6,200
    276     F5 Networks, Inc. l...............................     11,658
     58     Google, Inc. l....................................     16,546
    247     Hologic, Inc. l...................................     11,238
    811     Microsoft Corp. ..................................     20,764
    122     NAVTEQ Corp. l....................................      5,351
    200     Network Appliance, Inc. l.........................      5,102
    977     Red Hat, Inc. lt..................................     14,896
    150     Research In Motion Ltd. lt........................     10,585
    497     Salesforce.com, Inc. l............................     11,707
     17     Samsung Electronics Co., Ltd. ....................      9,196
    669     Smiths Group plc..................................     11,242
    652     Take-Two Interactive Software, Inc. lt............     16,048
    381     THQ, Inc. l.......................................     13,310
    736     Verifone Holdings, Inc. l.........................     15,337
    318     Verint Systems, Inc. l............................     12,392
     62     Websense, Inc. l..................................      3,085
    257     Yahoo!, Inc. l....................................      8,582
                                                                ---------
                                                                  258,688
                                                                ---------
            TRANSPORTATION -- 1.4%
    398     GOL Linhas Aereas Inteligentes S.A. ADR t.........     11,809
                                                                ---------
            Total common stock
              (cost $695,599).................................  $ 838,397
                                                                ---------

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE 9
---------                                                       ---------
PREFERRED STOCKS -- 1.2%
            TECHNOLOGY -- 1.2%
    658     Tele Norte Leste Participacoes S.A. ADR t.........  $  10,313
                                                                ---------
            Total preferred stocks
              (cost $9,929)...................................  $  10,313
                                                                ---------
            Total long-term investments
              (cost $705,528).................................  $ 848,710
                                                                ---------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 16.3%
            FINANCE -- 2.2%
 $6,304     Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................      6,304
  3,806     Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................      3,806
  5,511     J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................      5,511
  1,917     UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................      1,917
  1,705     UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................      1,705
                                                                ---------
                                                                   19,243
                                                                ---------
SHARES
---------
SHARES
 ------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 14.1%
122,571     BNY Institutional Cash Reserve Fund...............  $ 122,571
                                                                ---------
            Total short-term investments
              (cost $141,814).................................  $ 141,814
                                                                ---------
            Total investments in securities
              (cost $847,342) s...............................  $ 990,524
                                                                ---------
            Other assets and liabilities......................  $(122,587)
                                                                ---------
            Total net assets..................................  $ 867,937
                                                                =========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 30.65% of total net assets at July 31, 2005.

      Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at July 31, 2005, was $60,041, which represents 6.92% of total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $847,465 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $156,140
      Unrealized depreciation........................   (13,081)
                                                       --------
      Net unrealized appreciation....................  $143,059
                                                       ========

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 t   Security is fully or partially on loan at July 31, 2005.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2005

                                                                                                                     UNREALIZED
                                                            MARKET         CONTRACT                                 APPRECIATION
DESCRIPTION                                                 VALUE           AMOUNT          DELIVERY DATE          (DEPRECIATION)
-----------                                                 ------         --------         -------------          --------------
Australian Dollar (Sell)                                    $1,110          $1,109          August 3, 2005              $(1)

@ Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                    -------------    -----------     ---------------
    Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
    Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
    J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                      FNMA            4.50%-7.00%       2005-2020
                                                                      FNMA           4.50%-11.00%       2009-2035
    UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                      FNMA            4.00%-9.50%       2008-2035

 THE HARTFORD HIGH YIELD FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.4%
            FINANCE -- 1.2%
 $ 3,950    GMAC Commercial Mortgage Securities, Inc.,
              7.10%, 5-15-2030 H..............................  $  4,135
                                                                --------
            TRANSPORTATION -- 0.2%
     952    Northwest Airlines, Inc.,
              6.81%, 2-1-2020.................................       824
                                                                --------
            Total asset and commercial mortgage backed
              securities
              (cost $4,995)...................................  $  4,959
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 7.1%
            BASIC MATERIALS -- 0.6%
   1,400    Domtar, Inc.,
              7.875%, 10-15-2011..............................     1,476
     590    Methanex Corp.,
              8.75%, 8-15-2012................................       670
                                                                --------
                                                                   2,146
                                                                --------
            FINANCE -- 4.4%
   3,040    Ford Motor Credit Co.,
              7.25%, 10-25-2011...............................     2,992
  12,325    General Motors Acceptance Corp.,
              6.875%, 9-15-2011...............................    11,895
   1,060    Turanalem Finance B.V.,
              8.50%, 2-10-2015 n..............................     1,089
                                                                --------
                                                                  15,976
                                                                --------
            SERVICES -- 0.2%
   1,020    Liberty Media Corp.,
              5.70%, 5-15-2013 t..............................       944
                                                                --------
            TECHNOLOGY -- 0.4%
   1,205    Thomas & Betts Corp.,
              7.25%, 6-1-2013.................................     1,274
                                                                --------
            TRANSPORTATION -- 0.3%
   1,120    Continental Airlines, Inc.,
              7.487%, 10-02-2010..............................     1,130
                                                                --------
            UTILITIES -- 1.2%
   1,665    Centerpoint Energy, Inc.,
              6.85%, 6-1-2015 t...............................     1,845
   1,400    Empresa Nacional de Electricidad S.A.,
              8.35%, 8-1-2013.................................     1,606
     825    TXU Corp.,
              5.55%, 11-15-2014 n.............................       804
                                                                --------
                                                                   4,255
                                                                --------
            Total corporate bonds: investment grade
              (cost $25,227)..................................  $ 25,725
                                                                --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 89.8%
            BASIC MATERIALS -- 13.8%
     750    Abitibi-Consolidated Finance L.P.,
              7.875%, 8-1-2009................................       761
   1,615    AEP Industries, Inc.,
              7.875%, 3-15-2013 n.............................     1,614
   1,290    AK Steel Corp.,
              7.75%, 6-15-2012 t..............................     1,200
     917    Asia Aluminum Holdings Ltd.,
              8.00%, 12-23-2011 n.............................       912

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            BASIC MATERIALS -- (CONTINUED)
 $   740    Ball Corp.,
              6.875%, 12-15-2012..............................  $    781
     610    Boise Cascade LLC,
              7.125%, 10-15-2014 n............................       599
   1,310    California Steel Industries, Inc.,
              6.125%, 3-15-2014...............................     1,222
   1,735    Cascades, Inc.,
              7.25%, 2-15-2013................................     1,735
   1,000    Century Aluminum Co.,
              7.50%, 8-15-2014 t..............................     1,025
   1,696    Crown European Holdings S.A.,
              9.50%, 3-1-2011.................................     1,866
     700    Foundation PA Coal Co.,
              7.25%, 8-1-2014 t...............................       740
   2,340    Georgia-Pacific Corp.,
              8.125%, 5-15-2011...............................     2,627
   2,750    Georgia-Pacific Corp.,
              8.875%, 2-1-2010................................     3,094
   2,170    Goodyear Tire & Rubber Co.,
              9.00%, 7-01-2015 vt.............................     2,213
     260    Hercules, Inc.,
              6.60%, 8-1-2027.................................       268
      90    Huntsman International LLC,
              10.125%, 7-1-2009...............................       112
   1,820    Huntsman International LLC,
              9.875%, 3-1-2009................................     1,945
     300    Jefferson Smurfit Corp.,
              7.50%, 6-1-2013 t...............................       289
   1,640    Lyondell Chemical Co.,
              9.875%, 5-1-2007 t..............................     1,685
   1,750    Nalco Co.,
              7.75%, 11-15-2011...............................     2,292
   1,760    Nalco Company,
              8.875%, 11-15-2013 t............................     1,918
     240    Norampac, Inc.,
              6.75%, 6-1-2013 t...............................       245
   1,345    Nova Chemicals Corp.,
              6.50%, 1-15-2012................................     1,337
   2,640    Novelis, Inc.,
              7.25%, 2-15-2015 n..............................     2,699
     605    Oregon Steel Mills, Inc.,
              10.00%, 7-15-2009 t.............................       656
   1,445    Owens-Brockway Glass Container, Inc.,
              8.75%, 11-15-2012 t.............................     1,577
   1,250    Owens-Brockway Glass Container, Inc.,
              8.875%, 2-15-2009...............................     1,322
     485    Peabody Energy Corp.,
              6.875%, 3-15-2013...............................       514
   1,730    Plastipak Holdings, Inc.,
              10.75%, 9-1-2011................................     1,903
     115    PolyOne Corp.,
              10.625%, 5-15-2010..............................       124
   1,615    PolyOne Corp.,
              8.875%, 5-1-2012 t..............................     1,619
     650    Potlatch Corp.,
              12.50%, 12-1-2009...............................       794
   1,230    Rhodia S.A.,
              10.25%, 6-1-2010 t..............................     1,325

 THE HARTFORD HIGH YIELD FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE
 -- (CONTINUED)
            BASIC MATERIALS -- (CONTINUED)
 $   595    Rockwood Specialties Group,
              10.625%, 5-15-2011..............................  $    659
   1,030    Rockwood Specialties Group,
              7.50%, 11-15-2014 n.............................     1,040
     440    Steel Dynamics, Inc.,
              9.50%, 3-15-2009 t..............................       470
   1,050    Stone Container Corp.,
              8.375%, 7-1-2012 t..............................     1,068
     419    United States Steel Corp.,
              10.75%, 8-1-2008................................       471
     645    United States Steel Corp.,
              9.75%, 5-15-2010................................       710
   1,150    US Concrete, Inc.,
              8.375%, 4-01-2014...............................     1,104
     615    Vale Overseas Ltd.,
              8.25%, 1-17-2034................................       690
     890    Westlake Chemical Corp.,
              8.75%, 7-15-2011................................       967
                                                                --------
                                                                  50,192
                                                                --------
            CAPITAL GOODS -- 4.1%
   1,310    Bombardier Recreational Products, Inc.,
              8.375%, 12-15-2013..............................     1,415
   2,335    Bombardier, Inc.,
              6.30%, 5-1-2014 nt..............................     2,195
     865    Bombardier, Inc.,
              6.75%, 5-1-2012 nt..............................       843
     340    Cummins, Inc.,
              6.75%, 2-15-2027................................       354
     425    Jorgensen (Earle M.) Co.,
              9.75%, 6-1-2012.................................       461
   1,525    K2, Inc.,
              7.375%, 7-1-2014 t..............................     1,601
   1,330    Rexnord Corp.,
              10.125%, 12-15-2012.............................     1,456
   1,275    Scientific Games Corp.,
              6.25%, 12-15-2012 n.............................     1,291
   1,770    Terex Corp.,
              7.375%, 1-15-2014...............................     1,859
     930    Terex Corp.,
              9.25%, 7-15-2011................................     1,011
   1,100    Xerox Corp.,
              6.875%, 8-15-2011...............................     1,150
     400    Xerox Corp.,
              7.125%, 6-15-2010...............................       422
     570    Xerox Corp.,
              9.75%, 1-15-2009................................       641
                                                                --------
                                                                  14,699
                                                                --------
            CONSUMER CYCLICAL -- 8.3%
   1,675    Ahold Finance USA, Inc.,
              8.25%, 7-15-2010 t..............................     1,842
   1,360    American Tower Corp.,
              7.5% 5-01-2012 t................................     1,442
   1,080    Amerigas Partners L.P.,
              7.25%, 5-20-2015 n..............................     1,145
   1,100    Brown Shoe Co., Inc.,
              8.75%, 5-1-2012 n...............................     1,147

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            CONSUMER CYCLICAL -- (CONTINUED)
 $   200    Brown Shoe Co., Inc.,
              8.75%, 5-1-2012.................................  $    214
   2,150    D.R. Horton, Inc.,
              5.625%, 9-15-2014 t.............................     2,151
   1,455    Delhaize America, Inc.,
              8.125%, 4-15-2011...............................     1,623
   2,520    Group 1 Automotive, Inc.,
              8.25%, 8-15-2013................................     2,577
   1,125    Ingles Markets, Inc.,
              8.875%, 12-1-2011...............................     1,190
   2,350    Invista,
              9.25%, 5-1-2012 n...............................     2,588
     875    K Hovnanian Enterprises,
              6.25%, 1-15-2015................................       875
     875    KB Home,
              6.25%, 6-15-2015................................       895
     570    Navistar International Corp.,
              7.50%, 6-15-2011 t..............................       588
     940    Penney (J.C.) Co., Inc.,
              7.65%, 8-15-2016 t..............................     1,072
     910    Penney (J.C.) Co., Inc.,
              8.125%, 4-1-2027................................       960
     910    Perry Ellis International, Inc.,
              8.875%, 9-15-2013...............................       926
     670    Phillips Van-Heusen Corp.,
              7.75%, 11-15-2023...............................       718
     800    Quiksilver Inc,
              6.875%, 04-15-2015 v............................       806
     850    Russel Metals, Inc.,
              6.375%, 3-1-2014 t..............................       816
     295    Scotts Co.,
              6.625%, 11-15-2013..............................       304
   1,055    Sonic Automotive, Inc.,
              8.625%, 8-15-2013...............................     1,087
   1,090    Stater Brothers Holdings, Inc.,
              8.125%, 6-15-2012 t.............................     1,101
   1,874    TRW Automotive, Inc.,
              9.375%, 2-15-2013...............................     2,099
     860    United Auto Group, Inc.,
              9.625%, 3-15-2012...............................       927
     450    United Components, Inc.,
              9.375%, 6-15-2013...............................       463
     475    Warnaco, Inc.,
              8.875%, 6-15-2013 t.............................       522
                                                                --------
                                                                  30,078
                                                                --------
            CONSUMER STAPLES -- 3.5%
   1,305    DEL Laboratories, Inc.,
              8.00%, 2-1-2012.................................     1,057
     890    Dole Food Co., Inc.,
              7.25%, 6-15-2010................................       914
     910    Dole Food Co., Inc.,
              8.625%, 5-1-2009................................       978
   1,560    Johnsondiversey, Inc.,
              9.625%, 5-15-2012...............................     1,595
     950    Pierre Foods, Inc.,
              9.875%, 7-15-2012 t.............................       995
   1,750    Pilgrim's Pride Corp.,
              9.25%, 11-15-2013...............................     1,964

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE
 -- (CONTINUED)
            CONSUMER STAPLES -- (CONTINUED)
 $   315    Pilgrim's Pride Corp.,
              9.625%, 9-15-2011...............................  $    343
     215    Remy Cointreau,
              6.50%, 7-1-2010 n...............................       278
     165    Smithfield Foods, Inc.,
              7.75%, 5-15-2013................................       182
   1,185    Smithfield Foods, Inc.,
              8.00%, 10-15-2009...............................     1,280
   4,025    Tembec Industries, Inc.,
              7.75%, 3-15-2012 t..............................     3,089
                                                                --------
                                                                  12,675
                                                                --------
            ENERGY -- 5.8%
     875    Chesapeake Energy Corp.,
              6.375%, 6-15-2015 n.............................       899
     750    Chesapeake Energy Corp.,
              6.625%, 1-15-2016 n.............................       774
     625    Chesapeake Energy Corp.,
              6.875%, 1-15-2016...............................       648
     555    Chesapeake Energy Corp.,
              7.75%, 1-15-2015................................       599
     415    Citgo Petroleum Corp.,
              6.00%, 10-15-2011...............................       417
   2,650    Coastal Corp.,
              7.75%, 6-15-2010 t..............................     2,723
   2,770    Comstock Resources, Inc.,
              6.875%, 3-1-2012................................     2,812
   1,070    El Paso CGP Co.,
              6.50%, 6-1-2008.................................     1,065
   3,685    Giant Industries, Inc.,
              8.00%, 5-15-2014 t..............................     3,869
     944    Magnum Hunter Resources, Inc.,
              9.60%, 3-15-2012................................     1,048
     700    Plains Exploration & Production Co.,
              8.75%, 7-1-2012.................................       765
     740    Port Arthur Finance Corp.,
              12.50%, 1-15-2009...............................       837
     410    Premcor Refining Group, Inc.,
              6.125%, 5-1-2011................................       428
   1,580    Premcor Refining Group, Inc.,
              9.25%, 2-1-2010.................................     1,738
   1,100    Stone Energy Corp.,
              6.75%, 12-15-2014...............................     1,089
     800    Tesoro Petroleum Corp.,
              9.625%, 4-1-2012................................       888
     585    Whiting Petroleum Corp.,
              7.25%, 5-1-2012.................................       595
                                                                --------
                                                                  21,194
                                                                --------
            FINANCE -- 7.1%
   2,850    American Real Estate Partners L.P.,
              7.125%, 2-15-2013 n.............................     2,893
   1,868    BCP Crystal Holdings Corp.,
              9.625%, 6-15-2014...............................     2,111
   1,650    Burns Philip Capital Property Ltd.,
              9.75%, 7-15-2012................................     1,799
   2,210    CCM Merger, Inc.,
              8.00%, 8-01-2013 v..............................     2,251

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            FINANCE -- (CONTINUED)
 $   390    Couche-Tard U.S. Finance Corp.,
              7.50%, 12-15-2013...............................  $    413
     675    Felcor Lodging LP,
              9.00%, 6-1-2011.................................       746
     600    Host Marriott L.P.,
              6.375%, 3-15-2015...............................       594
   3,415    Host Marriott L.P.,
              7.00%, 8-15-2012 t..............................     3,539
   2,145    IPC Acquisition Corp.,
              11.50%, 12-15-2009..............................     2,325
     475    La Quinta Properties, Inc.,
              7.00%, 8-15-2012................................       492
   1,250    La Quinta Properties, Inc.,
              8.875%, 3-15-2011...............................     1,355
   1,250    Rainbow National Services LLC,
              10.375%, 9-1-2014 n.............................     1,431
     950    Trustreet Properties, Inc.,
              7.50%, 4-1-2015 n...............................       976
     985    United Rentals North America, Inc.,
              6.50%, 2-15-2012................................       958
   1,680    Universal City Florida Holdings Co.,
              8.375%, 5-1-2010 t..............................     1,764
     605    Ventas Realty L.P. Capital Corp.,
              8.75%, 5-1-2009.................................       665
   1,250    Ventas Realty L.P. Capital Corp.,
              9.00%, 5-01-2012................................     1,450
                                                                --------
                                                                  25,762
                                                                --------
            HEALTH CARE -- 3.0%
   1,120    DaVita, Inc.,
              6.625%, 3-15-2013 n.............................     1,157
   1,345    HCA, Inc.,
              5.50%, 12-1-2009................................     1,339
     645    HCA, Inc.,
              6.375%, 1-15-2015 t.............................       660
     325    Jean Coutu Group PJC, Inc.,
              8.50%, 8-1-2014 t...............................       322
     975    Polypore, Inc.,
              8.75%, 5-15-2012................................       943
   1,850    Select Medical Corp.,
              7.625%, 2-1-2015................................     1,827
   1,475    Tenet Healthcare Corp.,
              9.25%, 2-1-2015 v...............................     1,519
   1,140    Tenet Healthcare Corp.,
              9.875%, 07-01-2014..............................     1,220
     580    United Surgical Partners International, Inc.,
              10.00%, 12-15-2011..............................       637
   1,190    Warner Chilcott Corp.,
              8.75%, 2-1-2015 n...............................     1,175
                                                                --------
                                                                  10,799
                                                                --------
            SERVICES -- 14.9%
   1,750    Allbritton Communication,
              7.75%, 12-15-2012...............................     1,752
     500    Allied Waste North America, Inc.,
              5.75%, 2-15-2011 t..............................       471
     400    Allied Waste North America, Inc.,
              7.875%, 4-15-2013 t.............................       416
   1,900    Allied Waste North America, Inc.,
              8.875%, 4-1-2008................................     2,005

 THE HARTFORD HIGH YIELD FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE
 -- (CONTINUED)
            SERVICES -- (CONTINUED)
 $   280    Allied Waste North America, Inc.,
              9.25%, 9-1-2012.................................  $    306
     960    Argosy Gaming Co.,
              7.00%, 1-15-2014................................     1,057
     525    Boyd Gaming Corp.,
              6.75%, 4-15-2014 t..............................       543
   2,910    Boyd Gaming Corp.,
              7.75%, 12-15-2012...............................     3,114
   1,000    Canwest Media, Inc.,
              7.625%, 4-15-2013 t.............................     1,070
   2,295    Carriage Services, Inc.,
              7.875%, 1-15-2015 n.............................     2,398
   1,270    Cenveo Corp.,
              7.875%, 12-1-2013...............................     1,227
     435    CSC Holdings, Inc.,
              7.25%, 7-15-2008................................       440
   1,700    CSC Holdings, Inc.,
              7.625%, 4-1-2011................................     1,713
     315    CSC Holdings, Inc.,
              8.125%, 7-15-2009...............................       324
   1,945    Dex Media West LLC,
              5.875%, 11-15-2011 t............................     1,926
   1,775    EchoStar DBS Corp.,
              5.75%, 10-1-2008................................     1,762
     900    Emmis Operating Co.,
              6.875%, 5-15-2012...............................       900
   1,345    Intrawest Corp.,
              7.50%, 10-15-2013...............................     1,385
   3,660    John Q. Hammons Hotels, Inc.,
              8.875%, 5-15-2012...............................     4,012
   1,535    Knowledge Learning Center, Inc.,
              7.75%, 2-1-2015 n...............................     1,474
     905    Lamar Media Corp.,
              7.25%, 1-1-2013.................................       962
   1,155    Medianews Group, Inc.,
              6.875%, 10-1-2013...............................     1,164
   2,275    MGM Mirage, Inc.,
              6.75%, 9-1-2012.................................     2,355
   1,180    Mohegan Tribal Gaming Authority,
              6.125%, 2-15-2013...............................     1,196
     590    Mohegan Tribal Gaming Authority,
              6.375%, 7-15-2009 t.............................       600
   1,085    Mohegan Tribal Gaming Authority,
              7.125%, 8-15-2014...............................     1,139
     600    Penn National Gaming, Inc.,
              6.75%, 3-1-2015 n...............................       604
     169    Primedia, Inc.,
              7.625%, 4-1-2008 t..............................       171
     700    Primedia, Inc.,
              8.00%, 5-15-2013................................       712
   1,000    Quebecor Media, Inc.,
              11.125%, 7-15-2011..............................     1,110
   1,485    Sensus Metering Systems, Inc.,
              8.625%, 12-15-2013..............................     1,381
     690    Service Corp. International,
              6.75%, 4-1-2016 t...............................       708

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            SERVICES -- (CONTINUED)
 $   670    Service Corp. International,
              7.70%, 4-15-2009................................  $    717
     300    Service Corp. International,
              7.875%, 2-1-2013................................       323
   1,480    Sheridan Group,
              10.25%, 8-15-2011...............................     1,549
   1,320    Station Casinos, Inc.,
              6.00%, 4-1-2012.................................     1,333
   2,000    Station Casinos, Inc.,
              6.50%, 2-1-2014.................................     2,050
     200    Sungard Data Systems Inc.,
              10.25%, 8-15-2015 n.............................       207
   1,710    Sungard Date Systems Inc.,
              9.125%, 8-15-2013 n.............................     1,776
   1,325    Town Sports International, Inc.,
              9.625%, 04-15-2011..............................     1,406
   2,300    Unisys Corp.,
              6.875%, 3-15-2010 t.............................     2,277
   2,270    Wynn Las Vegas LLC,
              6.625%, 12-1-2014 n.............................     2,210
                                                                --------
                                                                  54,245
                                                                --------
            TECHNOLOGY -- 18.3%
   1,600    American Cellular Corp.,
              10.00%, 8-1-2011................................     1,676
     266    AT&T Corp.,
              8.35%, 1-15-2025................................       275
   2,042    AT&T Corp.,
              9.05%, 11-15-2011...............................     2,330
     300    Bio-Rad Laboratories, Inc.,
              6.125%, 12-15-2014..............................       302
     550    Bio-Rad Laboratories, Inc.,
              7.50%, 8-15-2013................................       593
   1,300    Celestica Inc.,
              7.625%, 7-1-2013................................     1,313
   2,435    Centennial Cellular Operating Co.,
              10.125%, 6-15-2013..............................     2,742
   2,130    Charter Communications Holdings II LLC,
              10.25%, 9-15-2010...............................     2,199
   2,195    Charter Communications Holdings LLC,
              10.00%, 4-1-2009 t..............................     1,800
   1,575    Charter Communications Operating LLC,
              8.00%, 4-30-2012 n..............................     1,599
   4,385    Cincinnati Bell, Inc.,
              8.375%, 1-15-2014 t.............................     4,517
     345    Cincinnati Bell, Inc.,
              8.375%, 1-15-2014 n.............................       355
     655    Citizens Communications Co.,
              6.25%, 1-15-2013................................       637
   2,320    DirecTV Holdings LLC,
              8.375%, 3-15-2013...............................     2,572
   1,260    Dobson Cellular Systems,
              9.875%, 11-01-2012..............................     1,394
   1,680    Fimep S.A.,
              10.50%, 2-15-2013...............................     1,932
     875    Fisher Scientific Intl.,
              6.125%, 7-01-2015 v.............................       879
     670    Flextronics International Ltd.,
              6.50%, 5-15-2013................................       690

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE
 -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
 $ 2,585    Hawaiian Telecom Communications, Inc.,
              9.75%, 5-01-2013 nt.............................  $  2,792
     925    Houghton Mifflin Co.,
              8.25%, 2-1-2011.................................       972
   3,095    Intelsat Ltd.,
              6.50%, 11-1-2013................................     2,538
   1,000    Itron, Inc.,
              7.75%, 5-15-2012................................     1,038
     330    L-3 Communications Corp.,
              3.00%, 8-1-2035 n...............................       335
     945    L-3 Communications Corp.,
              6.125%, 7-15-2013...............................       959
   1,200    L-3 Communications Corp.,
              7.625%, 6-15-2012...............................     1,284
   1,509    Lucent Technologies, Inc.,
              6.45%, 3-15-2029................................     1,358
     794    MCI, Inc.,
              7.69%, 5-1-2009.................................       828
     493    MCI, Inc.,
              8.735%, 5-1-2014................................       555
   2,500    PerkinElmer, Inc.,
              8.875%, 1-15-2013...............................     2,800
     990    Qwest Capital Funding, Inc.,
              7.25%, 2-15-2011 t..............................       958
     215    Qwest Corp.,
              7.25%, 10-15-2035...............................       191
   2,375    Qwest Corp.,
              9.125%, 3-15-2012 n.............................     2,595
   1,920    Qwest Services Corp.,
              14.00%, 12-15-2010..............................     2,208
   1,220    Rayovac Corp.,
              8.50%, 10-1-2013................................     1,287
   4,240    Rogers Cable, Inc.,
              6.25%, 6-15-2013................................     4,261
     200    Rogers Cantel, Inc.,
              9.75%, 6-1-2016.................................       243
   2,200    Rogers Wireless Communications, Inc.,
              6.375%, 3-1-2014................................     2,233
     300    Rogers Wireless Communications, Inc.,
              9.625%, 5-1-2011................................       352
     770    Sanmina-SCI Corp.,
              10.375%, 1-15-2010..............................       855
   1,200    Shaw Communications, Inc.,
              8.25%, 4-11-2010................................     1,332
   1,850    Spectrum Brands, Inc.,
              7.375%, 2-1-2015................................     1,827
     920    Stats Chippac Ltd.,
              7.50%, 7-19-2010 v..............................       922
   1,300    Tenaska Alabama Partners L.P.,
              7.00%, 6-30-2021 n..............................     1,349
   2,550    Valor Telecom Enterprise, Inc.,
              7.75%, 2-15-2015 n..............................     2,531
                                                                --------
                                                                  66,408
                                                                --------
            TRANSPORTATION -- 0.8%
   2,900    Trinity Industries, Inc.,
              6.50%, 3-15-2014................................     2,893
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            UTILITIES -- 10.2%
 $ 1,825    AES China Generating Co., Ltd.,
              8.25%, 6-26-2010................................  $  1,867
   3,270    AES Corp.,
              8.75%, 5-15-2013 n..............................     3,622
   2,355    CMS Energy Corp.,
              6.30%, 2-1-2012.................................     2,390
     350    CMS Energy Corp.,
              7.50%, 1-15-2009 t..............................       368
     910    CMS Energy Corp.,
              7.75%, 8-1-2010.................................       983
     430    CMS Energy Corp.,
              8.50%, 4-15-2011................................       483
   1,595    Dynegy Holdings, Inc.,
              10.125%, 7-15-2013 n............................     1,818
     500    Edison Mission Energy Corp.,
              7.73%, 6-15-2009................................       528
   2,100    Edison Mission Energy Corp.,
              9.875%, 4-15-2011...............................     2,473
   2,015    Monongahela Power Co.,
              7.36%, 1-15-2010................................     2,158
   1,055    Nevada Power Co.,
              5.875%, 1-15-2015 n.............................     1,081
     400    Nevada Power Co.,
              8.50%, 1-1-2023.................................       412
   2,249    NRG Energy, Inc.,
              8.00%, 12-15-2013...............................     2,406
   1,930    Reliant Energy, Inc.,
              6.75%, 12-15-2014...............................     1,901
     730    Sierra Pacific Resources,
              8.625%, 3-15-2014...............................       809
     880    Southern Star Central Corp.,
              8.50%, 8-1-2010.................................       955
   1,000    Teco Energy, Inc.,
              5.37%, 5-1-2010 nH..............................     1,025
   5,170    Tennessee Gas Pipeline Co.,
              7.50%, 4-1-2017 t...............................     5,693
   3,572    Texas Genco LLC,
              6.875%, 12-15-2014 n............................     3,751
   2,280    Utilicorp United, Inc.,
              7.625%, 11-15-2009 t............................     2,371
                                                                --------
                                                                  37,094
                                                                --------
            Total corporate bonds: non-investment grade
              (cost $321,228).................................  $326,039
                                                                --------
 SHARES
---------
COMMON STOCK -- 0.0%
            CONSUMER CYCLICAL -- 0.0%
       1    Hosiery Corp. of America, Inc. Class A lv.........        @@
                                                                --------
            Total common stock
              (cost $21)......................................  $     @@
                                                                --------
PREFERRED STOCK -- 0.1%
            SERVICES -- 0.1%
       2    Allied Waste Industries,
              6.25%, 3-01-2008................................       531
                                                                --------

 THE HARTFORD HIGH YIELD FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
PREFERRED STOCK -- (CONTINUED)
 TECHNOLOGY -- 0.0%
      20    Adelphia Communications Corp.,
              7.50%...........................................  $      2
                                                                --------
            Total preferred stock
              (cost $988).....................................  $    533
                                                                --------
            Total long-term investment
              (cost $352,459).................................  $357,256
                                                                --------

PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 14.0%
            FINANCE -- 0.4%
 $   486    Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................       486
     456    UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................       456
     442    UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       442
     150    US Treasury Bill,
              2.96%, 9-22-2005 [ ]............................       149
                                                                --------
                                                                   1,533
                                                                --------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 13.6%
  49,168    Navigator Prime Portfolio.........................    49,168
                                                                --------
            Total short-term investments
              (cost $50,701)..................................  $ 50,701
                                                                --------
            Total investments in securities
              (cost $403,160) s...............................  $407,957
                                                                --------
            Other assets and liabilities......................  $(45,086)
                                                                --------
            Total net assets..................................  $362,871
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 27.25% of total net assets at July 31, 2005.

      Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at July 31, 2005, was rounds to zero.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $403,428 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 7,785
      Unrealized depreciation.........................   (3,256)
                                                        -------
      Net unrealized appreciation.....................  $ 4,529
                                                        =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  v The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.

      PERIOD     SHARES/                                      COST
      ACQUIRED     PAR                 SECURITY              BASIS
      --------   -------               --------              -----
      2005        2,210    CCM Merger, Inc. due 2013         $2,254
      2005          875    Fisher Scientific Intl due 2015      867
      2005        2,170    Goodyear Tire & Rubber Co. due     2,177
                           2015
      1994            1    Hosiery Corp. of America, Inc.        21
                           Class A - 144A
      2005          800    Quiksilver, Inc. due 2015            800
      2005          920    Stats Chippac Ltd. due 2010          920
      2005        1,475    Tenet Healthcare Corp. due 2015    1,499

     The aggregate value of these securities at July 31, 2005 was $8,590, which represents 2.37% of total net assets.

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $59,071, which represents 16.28% of total net assets.

 H Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2005.

 t   Security is fully or partially on loan at July 31, 2005.

  p Security pledged as initial margin deposit for open futures contracts at July 31, 2005.

                              NUMBER                                    UNREALIZED
                                OF                                    APPRECIATION AT
      DESCRIPTION            CONTRACTS   POSITION     EXPIRATION         7/31/2005
      -----------            ---------   --------     ----------      ---------------
      CBT 10 Year U.S.
        Treasury Note
        futures contracts       128       short      September 2005        $306

 @   Repurchase agreements collateralized as follows:

                                                                         SECURITY          COUPON RATE     EXPIRATION DATE
                                                                         --------          -----------     ---------------
      BNP Paribas Repurchase Agreement                              U.S. Treasury Bond      6.25%-9.875%    2015-2026
      RBS Greenwitch Repurchase Agreement                           U.S. Treasury Bill       3.07%-3.54%    2005-2006
      UBS Warburg Repurchase Agreement                              U.S. Treasury Bond      6.25%-9.125%    2016-2026

  u Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD INCOME FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
MUNICIPAL BONDS -- 0.6%
            GENERAL OBLIGATIONS -- 0.3%
 $   150    Illinois GO,
              5.10%, Taxable Pension, 6-1-2033................  $   150
                                                                -------
            MISCELLANEOUS -- 0.3%
     150    Mashantucket Western Pequot Revenue Bond,
              5.912%, 9-1-2021 nv.............................      150
                                                                -------
            Total Municipal Bonds (cost $300).................  $   300
                                                                -------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- 12.7%
            FINANCE -- 12.6%
      67    AQ Finance CEB Trust,
              8.31%, 8-25-2033 nH.............................       67
      11    Asset Backed Funding Corp. NIM Trust,
              4.55%, 12-26-2033 n.............................       11
  25,346    Banc of America Commercial Mortgage, Inc.,
              5.50%, 7-10-2043 nwH............................      325
   4,187    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12-10-2042 wH............................      107
   3,158    Banc of America Commercial Mortgage, Inc.,
              5.50%, 11-10-2039 nwH...........................       84
   8,196    Banc of America Commercial Mortgage, Inc.,
              5.75%, 6-10-2039 wH.............................       95
      54    Bank One Issuance Trust,
              4.36%, 12-15-2010 H.............................       55
     200    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.29%, 6-11-2041................................      205
   3,512    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.50%, 2-11-2041 nwH............................       83
      50    Capital Auto Receivables Asset Trust,
              4.73%, 9-15-2010................................       50
      37    Chase Funding Mortgage Loan Asset-Backed,
              8.45%, 2-25-2030................................       38
      30    Chase Manhattan Auto Owner Trust,
              2.57%, 2-16-2010................................       29
      45    Chemical Master Credit Card Trust,
              7.09%, 2-15-2009................................       46
     150    Chuo Mitsui Trust & Banking Ltd.,
              5.51%, 4-15-2049 n..............................      145
      75    Citibank Credit Card Issuance Trust,
              5.00%, 6-10-2015................................       75
   2,455    Citigroup Commercial Mortgage Trust,
              4.10%, 10-15-2041 nwH...........................      110
     300    Citigroup Commercial Mortgage Trust,
              5.059%, 5-15-2043...............................      298
   6,424    Commercial Mortgage Pass-Through Certificates,
              5.50%, 3-10-2039 nwH............................      155
      49    Countrywide Asset-Backed Certificates,
              5.46%, 5-25-2035................................       49
     200    CS First Boston Mortgage Securities Corp.,
              3.81%, 12-15-2036...............................      195
   2,956    CS First Boston Mortgage Securities Corp.,
              4.15%, 11-15-2037 nwH...........................      110
      10    DLJ Mortgage Acceptance Corp.,
              7.50%, 12-17-2027 n.............................       10

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
            FINANCE -- (CONTINUED)
 $    50    Equity One ABS, Inc.,
              5.03%, 7-25-2034 H..............................  $    51
     100    Equity One ABS, Inc.,
              5.46%, 12-25-2033...............................      100
     197    First Union-Lehman Brothers-Bank of America,
              6.56%, 11-18-2035...............................      205
     200    Ford Credit Auto Owner Trust,
              4.19%, 7-15-2009................................      198
     100    Ford Credit Auto Owner Trust,
              4.29%, 11-15-2007...............................      100
     200    GE Capital Commercial Mortgage Corp.,
              5.00%, 12-10-2037...............................      203
     152    GMAC Commercial Mortgage Securities, Inc.,
              3.34%, 5-10-2036................................      144
     200    GMAC Commercial Mortgage Securities, Inc.,
              4.65%, 4-10-2040................................      199
     200    GMAC Commercial Mortgage Securities, Inc.,
              5.30%, 8-10-2038................................      205
      26    Green Tree Financial Corp.,
              5.76%, 11-1-2018................................       26
      50    Green Tree Financial Corp.,
              6.48%, 12-1-2030................................       51
      27    Green Tree Financial Corp.,
              7.30%, 1-15-2026................................       27
      20    Green Tree Financial Corp.,
              7.35%, 5-15-2027................................       21
     200    Greenwich Capital Commercial Funding Corp.,
              4.02%, 1-5-2036.................................      195
       6    Home Equity Asset Trust,
              5.25%, 4-27-2034 n..............................        6
   4,880    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 1-15-2042 wH.............................      101
     200    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.13%, 1-12-2038................................      196
     166    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.33%, 12-12-2034...............................      164
     177    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.38%, 10-12-2037...............................      175
     188    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.95%, 11-12-2039...............................      187
   2,397    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.50%, 1-15-2038 nwH............................       68
     190    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              6.16%, 5-12-2034................................      204
  17,808    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              6.00%, 9-12-2037 nw.............................      200
  26,261    LP-UBS Commercial Mortgage Trust,
              5.26%, 6-15-2036 nw.............................      230
     200    Merrill Lynch Mortgage Trust,
              4.92%, 10-12-2041...............................      199

 THE HARTFORD INCOME FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $   200    Morgan Stanley Capital I,
              4.17%, 12-15-2041...............................  $   196
     132    Morgan Stanley Dean Witter Capital I,
              5.38%, 1-15-2039................................      135
  16,528    Morgan Stanley Capital I,
              5.50%, 6-12-2047 w..............................      200
      52    Navistar Financial Corp. Owner Trust,
              3.08%, 11-15-2009...............................       51
      19    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 5-25-2030................................       19
     200    Wachovia Bank Commercial Mortgage Trust,
              4.39%, 2-15-2041................................      195
     100    Wachovia Bank Commercial Mortgage Trust,
              4.87%, 2-15-2035................................      100
   7,070    Wachovia Bank Commercial Mortgage Trust,
              5.50%, 2-15-2041 nwH............................      164
      44    WFS Financial Owner Trust,
              3.05%, 12-20-2010...............................       43
                                                                -------
                                                                  6,900
                                                                -------
            TRANSPORTATION -- 0.1%
      54    Northwest Airlines, Inc.,
              6.81%, 2-1-2020.................................       47
                                                                -------
            Total asset and commercial mortgage backed
              securities
              (cost $6,947)...................................  $ 6,947
                                                                -------
CORPORATE BONDS: INVESTMENT GRADE -- 37.6%
            BASIC MATERIALS -- 1.6%
     150    Domtar, Inc.,
              5.375%, 12-1-2013...............................      136
     125    ICI Wilmington Co.,
              5.625%, 12-1-2013...............................      127
     150    Inco Ltd.,
              7.75%, 5-15-2012................................      172
     100    International Paper Co.,
              5.25%, 4-1-2016.................................       97
      65    Lubrizol Corp.,
              5.50%, 10-1-2014................................       66
     125    Noranda, Inc.,
              6.00%, 10-15-2015...............................      130
     100    Phelps Dodge Corp.,
              9.50%, 6-1-2031.................................      146
                                                                -------
                                                                    874
                                                                -------
            CAPITAL GOODS -- 0.8%
      55    American Standard, Inc.,
              7.375%, 2-1-2008................................       58
     200    Hutchinson Whampoa International Ltd.,
              6.25%, 1-24-2014 n..............................      211
      50    Tyco International Group S.A.,
              6.00%, 11-15-2013...............................       54
     100    Tyco International Group S.A.,
              6.375%, 2-15-2006...............................      101
                                                                -------
                                                                    424
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
            CONSUMER CYCLICAL -- 3.0%
 $   150    Centex Corp.,
              5.70%, 5-15-2014................................  $   153
      75    CRH America, Inc.,
              5.30%, 10-15-2013...............................       76
     200    DaimlerChrysler N.A. Holdings Corp.,
              6.50%, 11-15-2013...............................      216
     150    Foster's Finance Corp.,
              4.875%, 10-1-2014 n.............................      145
     100    Lennar Corp.,
              5.95%, 3-1-2013.................................      104
     100    Ltd. Brands, Inc.,
              5.25%, 11-1-2014................................       96
     175    May Department Stores Co.,
              5.75%, 7-15-2014................................      181
     100    PHH Corp.,
              6.00%, 3-1-2008.................................      102
      50    PHH Corp.,
              7.125%, 3-1-2013................................       54
     125    Pulte Homes, Inc.,
              5.20%, 2-15-2015................................      122
     150    Safeway, Inc.,
              5.625%, 8-15-2014...............................      153
     150    Toll Brothers Finance Corp.,
              5.15%, 5-15-2015 n..............................      146
     100    WMC Finance USA,
              5.125%, 5-15-2013...............................      102
                                                                -------
                                                                  1,650
                                                                -------
            CONSUMER STAPLES -- 0.5%
     150    Tyson Foods, Inc.,
              8.25%, 10-1-2011................................      174
     100    Weyerhaeuser Co.,
              6.75%, 3-15-2012................................      109
                                                                -------
                                                                    283
                                                                -------
            ENERGY -- 1.7%
     100    Gazprom International S.A.,
              7.20%, 2-1-2020 n...............................      107
     120    Pemex Project Funding Master Trust,
              7.375%, 12-15-2014..............................      133
      50    Pemex Project Funding Master Trust,
              7.75%, Perpetual Maturity.......................       50
     130    Pioneer Natural Resource,
              5.875%, 7-15-2016...............................      132
     125    USX Corp.,
              9.375%, 2-15-2012...............................      155
     175    Valero Energy Corp.,
              7.50%, 4-15-2032................................      214
      75    XTO Energy, Inc.,
              4.90%, 2-1-2014.................................       74
      75    XTO Energy, Inc.,
              6.25%, 4-15-2013................................       80
                                                                -------
                                                                    945
                                                                -------
            FINANCE -- 18.4%
     125    ACE INA Holdings, Inc.,
              5.875%, 6-15-2014...............................      128
     150    Archstone-Smith Operating Trust,
              5.25%, 5-01-2015................................      150

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $   150    Arden Realty L.P.,
              5.20%, 9-1-2011.................................  $   149
     200    BAE Systems Holdings, Inc.,
              5.20%, 8-15-2015 nH.............................      198
     100    Bank of Moscow,
              7.375%, 11-26-2010 v............................      103
     100    Camden Property Trust,
              5.00%, 6-15-2015................................       97
      75    Capital One Bank Corp.,
              6.50%, 6-13-2013................................       81
     125    Capital One Bank,
              5.125%, 2-15-2014...............................      125
     150    CIT Group, Inc.,
              5.125%, 9-30-2014...............................      150
     150    EOP Operating L.P.,
              4.75%, 3-15-2014................................      145
     100    Farmers Exchange Capital,
              7.20%, 7-15-2048 n..............................      105
     200    Ford Motor Credit Co.,
              7.375%, 2-1-2011................................      199
   4,145    Freddie Mac,
              4.125%, 7-12-2010...............................    4,091
      50    General Motors Acceptance Corp.,
              6.75%, 12-1-2014................................       47
     200    General Motors Acceptance Corp.,
              8.00%, 11-1-2031................................      194
     150    Glencore Funding LLC,
              6.00%, 4-15-2014 n..............................      144
     125    Goldman Sachs Group, Inc.,
              5.15%, 1-15-2014................................      126
      75    Goldman Sachs Group, Inc.,
              5.25%, 4-1-2013.................................       76
     100    Household Finance Corp.,
              7.00%, 5-15-2012................................      111
     225    HSBC Capital Funding L.P.,
              4.61%, 12-27-2049 n.............................      216
     100    HVB Funding Trust III,
              9.00%, 10-22-2031 n.............................      136
     165    iStar Financial, Inc.,
              5.70%, 3-1-2014.................................      166
      50    J.P. Morgan Chase & Co.,
              5.125%, 9-15-2014...............................       50
     175    J.P. Morgan Chase & Co.,
              5.25%, 5-1-2015.................................      177
     175    Key Bank NA, Inc.,
              5.80%, 7-1-2014.................................      185
     175    MBNA Corp.,
              6.125%, 3-1-2013................................      187
     135    Merrill Lynch & Co., Inc.,
              6.875%, 11-15-2018..............................      156
     200    Mizuho Financial Group, Inc.,
              5.79%, 4-15-2014 n..............................      208
     175    Morgan Stanley,
              4.75%, 4-1-2014.................................      170
     100    Natexis AMBS Co., LLC,
              8.44%, 12-29-2049 n.............................      110
     150    Northern Rock plc,
              5.60%, 4-30-2049 n..............................      152

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
            FINANCE -- (CONTINUED)
 $    85    Public Bank Berhad,
              5.625%, 6-22-2014...............................  $    87
     100    Rabobank Capital Funding II,
              5.26%, 12-29-2049 n.............................      101
     110    Residential Capital Corp.,
              6.375%, 6-30-2010 v.............................      112
      75    Russian Federation Government,
              5.00%, 3-31-2030................................       83
     100    Santander Central Hispano Issuances Ltd.,
              7.625%, 9-14-2010...............................      113
      75    Shurgard Storage Centers, Inc.,
              5.875%, 3-15-2013...............................       75
     100    South Africa (Republic of),
              7.375%, 4-25-2012...............................      113
     100    Sumitomo Mitsue Banking,
              5.625%, 10-15-2015 n............................      100
     100    Swedbank Foreningssparbanken,
              9.00%, 12-31-2049 n.............................      116
     125    TuranRlem Finance B.V.,
              8.50%, 2-10-2015................................      129
      80    UBS Luxembourg SA,
              6.23%, 2-1-2015.................................       81
     100    UFJ Finance Aruba AEC,
              6.75%, 7-15-2013................................      110
     100    Vornado Realty L.P.,
              4.75%, 12-1-2010................................       98
     100    Washington Mutual, Inc.,
              4.625%, 4-1-2014................................       95
     150    Westfield Capital Corp.,
              5.125%, 11-15-2014 n............................      149
      50    Westpac Capital Trust III,
              5.82%, 9-30-2013 n..............................       52
     100    Westpac Capital Trust IV,
              5.26%, 12-31-2049 n.............................       99
                                                                -------
                                                                 10,045
                                                                -------
            HEALTH CARE -- 1.2%
     100    Boston Scientific Corp.,
              5.45%, 6-15-2014................................      103
     150    Cardinal Health, Inc.,
              4.00%, 6-15-2015................................      137
     150    Manor Care, Inc.,
              6.25%, 5-1-2013.................................      158
     100    Universal Health Services, Inc.,
              6.75%, 11-15-2011...............................      107
     150    Wyeth,
              5.50%, 2-1-2014.................................      155
                                                                -------
                                                                    660
                                                                -------
            SERVICES -- 4.4%
     100    AMB Property L.P.,
              7.50%, 6-30-2018................................      115
      10    American Greetings Corp.,
              6.10%, 8-1-2028.................................       10
     175    Belo Corp.,
              7.25%, 9-15-2027................................      187
     150    Cendant Corp.,
              7.125%, 3-15-2015...............................      167
     150    Clear Channel Communications, Inc.,
              5.50%, 9-15-2014................................      141

 THE HARTFORD INCOME FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            SERVICES -- (CONTINUED)
 $   100    Comcast Cable Communications, Inc.,
              6.75%, 1-30-2011................................  $   109
     100    Comcast Cable Communications, Inc.,
              8.875%, 5-1-2017................................      129
     175    Donnelley (R.R.) & Sons Co.,
              5.5%, 5-15-2015 v...............................      174
      75    Harrah's Operating Co., Inc.,
              5.375%, 12-15-2013..............................       75
     100    Hilton Hotels Corp.,
              7.50%, 12-15-2017...............................      115
     150    Hyatt Equities LLC,
              6.875%, 6-15-2007 n.............................      153
     100    InterActive Corp.,
              7.00%, 1-15-2013................................      105
     175    Liberty Media Corp.,
              5.70%, 5-15-2013................................      162
     150    Marriott International, Inc.,
              7.875%, 9-15-2009...............................      167
     150    News America Holdings, Inc.,
              7.75%, 1-20-2024................................      178
      50    News America Holdings, Inc.,
              9.25%, 2-1-2013.................................       63
     150    Scholastic Corp.,
              5.00%, 4-15-2013................................      147
     150    Tele-Communications, Inc.,
              7.875%, 8-1-2013................................      175
                                                                -------
                                                                  2,372
                                                                -------
            TECHNOLOGY -- 2.9%
     210    AT&T Wireless Services, Inc.,
              8.125%, 5-1-2012................................      248
     100    British Sky Broadcasting Group plc,
              6.875%, 2-23-2009...............................      106
     200    Cox Communications, Inc.,
              4.625%, 6-1-2013................................      191
     150    Deutsche Telekom International Finance B.V.,
              5.25%, 7-22-2013................................      153
     150    France Telecom S.A.,
              8.00%, 3-1-2011.................................      172
     150    Motorola, Inc.,
              8.00%, 11-1-2011................................      174
     100    Sprint Capital Corp.,
              6.90%, 5-1-2019.................................      113
     150    Thomas & Betts Corp.,
              7.25%, 6-1-2013.................................      159
      50    Time Warner Entertainment Co., L.P.,
              8.375%, 3-15-2023...............................       63
     160    Turner Broadcasting System, Inc.,
              8.375%, 7-1-2013................................      193
                                                                -------
                                                                  1,572
                                                                -------
            TRANSPORTATION -- 0.6%
       u    American Airlines, Inc.,
              6.98%, 4-1-2011.................................        u
     110    Carnival Corp.,
              6.65%, 1-15-2028................................      126

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
            TRANSPORTATION -- (CONTINUED)
 $   100    Continental Airlines, Inc.,
              6.56%, 8-15-2013................................  $   104
     100    Continental Airlines, Inc.,
              7.487%, 10-2-2010...............................      101
                                                                -------
                                                                    331
                                                                -------
            UTILITIES -- 2.5%
     100    AES Chivor,
              9.75%, 12-30-2014...............................      108
     100    Appalachian Power Co.,
              5.00%, 6-1-2017.................................       98
      75    Consumers Energy Co.,
              5.375%, 4-15-2013...............................       76
      50    Consumers Energy Co.,
              6.00%, 2-15-2014................................       53
     150    Duke Energy Corp.,
              5.30%, 10-1-2015................................      154
      75    Empresa Nacional de Electricidad S.A.,
              8.35%, 8-1-2013.................................       86
     125    Kinder Morgan, Inc.,
              5.15%, 3-1-2015.................................      124
     100    Tampa Electric Co.,
              6.375%, 8-15-2012...............................      108
     100    Texas-New Mexico Power Co.,
              6.125%, 6-1-2008................................      102
     200    Transalta Corp.,
              5.75%, 12-15-2013...............................      206
     200    TXU Energy Co.,
              7.00%, 3-15-2013................................      221
                                                                -------
                                                                  1,336
                                                                -------
            Total corporate bonds: investment grade
              (cost $20,263)..................................  $20,492
                                                                -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 22.3%
            BASIC MATERIALS -- 3.0%
      70    AEP Industries, Inc.,
              7.875%, 3-15-2013 n.............................       70
     100    AK Steel Corp.,
              7.75%, 6-15-2012................................       93
     100    Asia Aluminum Holdings Ltd.,
              8.00%, 12-23-2011 n.............................       99
      45    Boise Cascade LLC,
              7.125%, 10-15-2014 n............................       44
     100    California Steel Industries, Inc.,
              6.125%, 3-15-2014...............................       93
      70    Crown European Holdings S.A.,
              9.50%, 3-1-2011.................................       77
     100    Georgia-Pacific Corp.,
              8.875%, 5-15-2031...............................      125
      80    Goodyear Tire & Rubber Co.,
              9.00%, 7-1-2015 v...............................       82
      75    International Steel Group, Inc.,
              6.50%, 4-15-2014................................       75
      85    Jefferson Smurfit Corp.,
              7.50%, 6-1-2013.................................       82
      80    Norilsk Nickel Finance,
              7.125%, 9-30-2009...............................       80
     145    Novelis, Inc.,
              7.25%, 2-15-2015 n..............................      148

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            BASIC MATERIALS -- (CONTINUED)
 $    75    Owens-Brockway Glass Container, Inc.,
              8.75%, 11-15-2012...............................  $    82
      75    Plastipak Holdings, Inc.,
              10.75%, 9-1-2011................................       83
      70    PolyOne Corp.,
              8.875%, 5-1-2012................................       70
     110    Rhodia S.A.,
              10.25%, 6-1-2010................................      119
      33    United States Steel Corp.,
              10.75%, 8-1-2008................................       37
      40    Vale Overseas Ltd.,
              8.25%, 1-17-2034................................       45
     100    Vedanta Resource PLC,
              6.625%, 2-22-2010...............................       99
      52    Westlake Chemical Corp.,
              8.75%, 7-15-2011................................       56
                                                                -------
                                                                  1,659
                                                                -------
            CAPITAL GOODS -- 1.0%
     100    Bombardier Recreational Products, Inc.,
              8.375%, 12-15-2013..............................      108
     100    Bombardier, Inc.,
              6.75%, 5-1-2012 n...............................       97
      20    Grant Prideco, Inc.,
              6.125%, 8-15-2015 v.............................       20
     100    K2, Inc.,
              7.375%, 7-1-2014................................      105
     145    Rexnord Corp.,
              10.125%, 12-15-2012.............................      159
      50    Terex Corp.,
              7.375%, 1-15-2014...............................       53
                                                                -------
                                                                    542
                                                                -------
            CONSUMER CYCLICAL -- 1.5%
      50    Brown Shoe Co., Inc.,
              8.75%, 5-1-2012.................................       54
     100    Controladora Coml Mex GDR,
              6.625%, 6-1-2015 n..............................      100
     100    D.R. Horton, Inc.,
              5.625%, 9-15-2014...............................      100
     100    Ingles Markets, Inc.,
              8.875%, 12-1-2011...............................      106
      50    Invista,
              9.25%, 5-1-2012 n...............................       55
      75    Phillips Van-Heusen Corp.,
              7.75%, 11-15-2023...............................       80
     100    Quiksilver, Inc,
              6.875%, 4-15-2015 v.............................      101
      65    Russel Metals, Inc.,
              6.375%, 3-1-2014................................       62
     105    Stater Brothers Holdings, Inc.,
              8.125%, 6-15-2012...............................      106
      30    Warnaco, Inc.,
              8.875%, 6-15-2013...............................       33
                                                                -------
                                                                    797
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
            CONSUMER STAPLES -- 0.9%
 $    75    Del Monte Corp.,
              6.75%, 2-15-2015 n..............................  $    77
       1    Dole Food Co., Inc.,
              8.875%, 3-15-2011...............................        1
      90    Pierre Foods, Inc.,
              9.875%, 7-15-2012...............................       94
     100    Pilgrim's Pride Corp.,
              9.25%, 11-15-2013...............................      112
     100    Smithfield Foods, Inc.,
              7.75%, 5-15-2013................................      110
     100    Tembec Industries, Inc.,
              7.75%, 3-15-2012................................       77
                                                                -------
                                                                    471
                                                                -------
            ENERGY -- 1.5%
      50    Citgo Petroleum Corp.,
              6.00%, 10-15-2011...............................       50
     120    Comstock Resources, Inc.,
              6.875%, 3-1-2012................................      122
     100    Giant Industries, Inc.,
              8.00%, 5-15-2014................................      105
     100    Naftogaz Ukrainy,
              8.125%, 9-30-2009...............................      105
     100    Noble Group Ltd.,
              6.625%, 3-17-2015 n.............................       92
      75    Petrobras International Finance Co.,
              9.125%, 7-2-2013................................       85
      34    Port Arthur Finance Corp.,
              12.50%, 1-15-2009...............................       38
      85    Premcor Refining Group, Inc.,
              6.75%, 2-1-2011.................................       91
      15    Premcor Refining Group, Inc.,
              9.25%, 2-1-2010.................................       16
      50    Stone Energy Corp.,
              6.75%, 12-15-2014...............................       50
      40    Whiting Petroleum Corp.,
              7.25%, 5-1-2012.................................       41
                                                                -------
                                                                    795
                                                                -------
            FINANCE -- 6.1%
     110    American Real Estate Partners L.P.,
              7.125%, 2-15-2013 n.............................      112
     100    ATF Bank JSC,
              9.25%, 4-12-2012 n..............................      101
      75    BCP Crystal Holdings Corp.,
              9.625%, 6-15-2014...............................       85
      45    Brazil (Republic of),
              10.50%, 7-14-2014...............................       52
     100    Brazil (Republic of),
              7.875% 3-7-2015.................................      100
     100    CCM Merger, Inc.,
              8.00%, 8-1-2013 v...............................      102
      75    Dominican (Republic of),
              9.50%, 9-27-2011 n..............................       81
   1,584    Dow Jones CDX HY,
              8.25%, 6-29-2010 n..............................    1,598
      30    El Salvador (Republic of),
              8.25%, 4-10-2032................................       32
      21    Forest City Enterprises, Inc.,
              7.625%, 6-1-2015................................       22

 THE HARTFORD INCOME FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $   100    Host Marriott L.P.,
              6.375%, 3-15-2015...............................  $    99
      75    IPC Acquisition Corp.,
              11.50%, 12-15-2009..............................       81
      40    Kazkommerts International B.V.,
              7.875%, 4-7-2014................................       41
      40    Kazkommerts International B.V.,
              7.875%, 4-7-2014 n..............................       41
      60    Panama (Republic of),
              8.875%, 9-30-2027...............................       72
      50    Panama (Republic of),
              9.625%, 2-8-2011................................       60
      90    Peru (Republic of),
              8.75%, 11-21-2033...............................      102
      70    Philippines (Republic of),
              10.625%, 3-16-2025..............................       78
      25    Republic of El Salvador,
              8.25%, 4-10-2032 n..............................       27
      40    Republic of Peru,
              9.875%, 2-6-2015 6-2015.........................       50
     100    Republic of Uruguay,
              9.25%, 5-17-2017................................      108
     100    Ryder System Inc.,
              5.00%, 6-15-2012................................       98
      50    Turkey (Republic of),
              12.00%, 12-15-2008..............................       60
      50    Uruguay (Republic of),
              7.50%, 3-15-2015................................       49
     100    Venezuela (Republic of),
              5.375%, 8-7-2010................................       94
                                                                -------
                                                                  3,345
                                                                -------
            HEALTH CARE -- 0.5%
      60    DaVita, Inc.,
              6.625%, 3-15-2013 n.............................       62
     100    HCA, Inc.,
              6.95%, 5-1-2012.................................      105
     100    Select Medical Corp.,
              7.625%, 2-1-2015................................       99
                                                                -------
                                                                    266
                                                                -------
            SERVICES -- 3.0%
     110    Allied Waste North America, Inc.,
              5.75%, 2-15-2011................................      104
      65    CSC Holdings, Inc.,
              6.75%, 4-15-2012 n..............................       63
     100    Dex Media West LLC,
              5.875%, 11-15-2011..............................       99
      70    EchoStar DBS Corp.,
              5.75%, 10-1-2008................................       69
     100    Grupo Posadas Sa De CV,
              8.75%, 10-4-2011................................      107
     100    ITT Corp.,
              7.375%, 11-15-2015..............................      111
     100    John Q. Hammons Hotels, Inc.
              8.875%, 5-15-2012...............................      110
      85    Knowledge Learning Center, Inc.,
              7.75%, 2-1-2015 n...............................       82

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
            SERVICES -- (CONTINUED)
 $    30    Lamar Media Corp.,
              7.25%, 1-1-2013.................................  $    32
      75    Medianews Group, Inc.,
              6.875%, 10-1-2013...............................       75
     100    Mohegan Tribal Gaming Authority,
              6.125%, 2-15-2013...............................      101
     125    Penn National Gaming, Inc.,
              6.75%, 3-1-2015 n...............................      126
      50    Primedia, Inc.,
              8.00%, 5-15-2013................................       51
     110    Reader's Digest Association, Inc.,
              6.50%, 3-1-2011.................................      113
     100    Service Corp. International,
              7.70%, 4-15-2009................................      107
     100    Sheridan Group,
              10.25%, 8-15-2011...............................      104
      50    Sungard Date Systems Inc.,
              9.125%, 8-15-2013 n.............................       52
     125    Town Sports International, Inc.,
              9.625%, 4-15-2011...............................      133
                                                                -------
                                                                  1,639
                                                                -------
            TECHNOLOGY -- 2.8%
      55    AT&T Corp.,
              9.05%, 11-15-2011...............................       63
     130    Charter Communications Operating LLC,
              8.00%, 4-30-2012 n..............................      132
      80    Cincinnati Bell, Inc.,
              8.375%, 1-15-2014...............................       83
      52    DirecTV Holdings LLC,
              8.375%, 3-15-2013...............................       58
      60    Fimep S.A.,
              10.50%, 2-15-2013...............................       69
      35    Fisher Scientific International, Inc.,
              6.75%, 8-15-2014................................       37
     100    Hawaiian Telecom Communications, Inc.,
              9.75%, 5-01-2013 n..............................      108
      85    Houghton Mifflin Co.,
              8.25%, 2-1-2011.................................       89
     110    Intelsat Ltd.,
              6.50%, 11-1-2013................................       90
      95    L-3 Communications Corp.,
              6.125%, 7-15-2013...............................       96
      76    Mobile Telesystems Fin,
              8.00%, 1-28-2012................................       78
      95    PerkinElmer, Inc.,
              8.875%, 1-15-2013...............................      106
     100    Rogers Cable, Inc.,
              6.25%, 6-15-2013................................      101
     150    Rogers Wireless Communications, Inc.,
              6.375%, 3-1-2014................................      152
      50    Spectrum Brands, Inc.,
              7.375%, 2-1-2015................................       49
     100    Tenaska Alabama Partners L.P.,
              7.00%, 6-30-2021 n..............................      104
     125    Valor Telecom Enterprise, Inc.,
              7.75%, 2-15-2015 n..............................      124
                                                                -------
                                                                  1,539
                                                                -------

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            TRANSPORTATION -- 0.7%
 $   100    Hornbeck Offshore Services, Inc.,
              6.125%, 12-1-2014...............................  $   101
     150    Royal Caribbean Cruises Ltd.,
              6.875%, 12-1-2013...............................      161
     150    Trinity Industries, Inc.,
              6.50%, 3-15-2014................................      150
                                                                -------
                                                                    412
                                                                -------
            UTILITIES -- 1.3%
      80    Citco Trustees Cayman Ltd.,
              8.5%, 12-21-2014 v..............................       80
      60    CMS Energy Corp.,
              8.50%, 4-15-2011................................       67
      50    Montana Power Co.,
              7.30%, 12-1-2006 n..............................       51
      65    Nevada Power Co.,
              9.00%, 8-15-2013................................       73
     117    NRG Energy, Inc.,
              8.00%, 12-15-2013...............................      125
      55    Reliant Energy, Inc.,
              6.75%, 12-15-2014...............................       54
     105    TECO Energy, Inc.,
              7.20%, 5-1-2011.................................      114
     100    Tennessee Gas Pipeline Co.,
              8.375%, 6-15-2032...............................      119
      35    Texas Genco LLC,
              6.875%, 12-15-2014 n............................       37
                                                                -------
                                                                    720
                                                                -------
            Total corporate bonds: non-investment grade
              (cost $11,950)..................................  $12,185
                                                                -------
U.S. GOVERNMENT SECURITIES -- 8.9%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.6%
     350    Federal Home Loan Bank 4.00% 2008.................      347
                                                                -------
            U.S. TREASURY SECURITIES -- 8.3%
   4,570    3.75% 2008........................................    4,533
                                                                -------
            Total U.S. government securities
              (cost $4,926)...................................  $ 4,880
                                                                -------
U.S. GOVERNMENT AGENCIES -- 15.9%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.1%
     200    4.10% 2014........................................      197
     645    5.50% 2032........................................      650
   1,334    6.50% 2032........................................    1,401
                                                                -------
                                                                  2,248
                                                                -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.8%
   1,292    5.00% 2017-2035...................................    1,286
   4,003    5.50% 2032-2034...................................    4,025
     580    6.00% 2035........................................      593
     465    7.25% 2010........................................      518
                                                                -------
                                                                  6,422
                                                                -------
            Total U.S. government agencies
              (cost $8,711)...................................  $ 8,670
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
SHORT-TERM INVESTMENTS -- 0.9%
            FINANCE -- 0.9%
 $   164    Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................  $   164
     154    UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................      154
     149    UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................      149
                                                                -------
            Total short-term investments
              (cost $467).....................................  $   467
                                                                -------
            Total investments in securities
              (cost $53,564) s................................  $53,941
                                                                -------
            Other assets and liabilities......................  $   581
                                                                -------
            Total net assets..................................  $54,522
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.29% of total net assets at July 31, 2005.

  S At July 31, 2005, the cost of securities for federal income tax purposes is $53,564 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $ 847
      Unrealized depreciation..........................   (470)
                                                         -----
      Net unrealized appreciation......................  $ 377
                                                         =====

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  v The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.

 THE HARTFORD INCOME FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      PERIOD     SHARES/                                      COST
      ACQUIRED     PAR                 SECURITY               BASIS
      --------   -------               --------               -----
      2005         100     Bank of Moscow,
                             7.375%, 11-26-2010               $100
      2005         100     CCM Merger, Inc.,
                             8.00%, 8-1-2013                   100
      2005          80     Citco Trustees Cayman Ltd.,
                             8.5%, 12-21-2014                   80
      2005         175     Donnelley (R.R.) & Sons Co.,
                             5.5%, 5-15-2015                   176
      2005          80     Goodyear Tire & Rubber Co.,
                             9.00%, 7-1-2015                    80
      2005          20     Grant Prideco,
                             6.125%, 8-15-2015                  20
      2005         150     Mashantucket Western Pequot
                             Revenue Bond,
                             5.912%, 9-1-2021                  150
      2005         100     Quicksilver Inc.,
                             6.875%, 4-15-2015                 100
      2005         110     Residential Capital Corp.,
                             6.375%, 6-30-2010                 110

     The aggregate value of these securities at July 31, 2005 was $924, which represents 1.69% of total net assets.

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $8,249, which represents 15.13% of total net assets.

  H Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2005.

  w The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2005.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE     COUPON RATE     EXPIRATION DATE
                                                                      -------------     -----------     ---------------
      Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%      2018-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%      2005-2035
                                                                        FNMA            4.50%-7.00%      2005-2020
                                                                        FNMA           4.50%-11.00%      2009-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%      2007-2035
                                                                        FNMA            4.00%-9.50%      2008-2035

u Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

 THE HARTFORD INCOME ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
AFFILIATED INVESTMENT COMPANIES -- 100.1%
FIXED INCOME FUNDS -- 87.3%
   530      Hartford High Yield Fund, Class Y.................  $ 4,250
   108      Hartford Income Fund, Class Y.....................    1,130
   419      Hartford Inflation Plus Fund, Class Y.............    4,523
   764      Hartford Short Duration Fund, Class Y.............    7,553
   643      Hartford Total Return Bond Fund, Class Y..........    7,044
    57      Hartford Floating Rate Fund, Class Y..............      570
                                                                -------
            Total fixed income funds
              (cost $25,306)..................................  $25,070
                                                                -------
MONEY MARKET FUND -- 12.8%
 3,668      Hartford Money Market Fund, Class Y...............    3,668
                                                                -------
            Total money market fund
              (cost $3,668)...................................  $ 3,668
                                                                -------
            Total investments in affiliated investment
              companies
              (cost $28,974) s................................  $28,738
                                                                -------
            Other assets and liabilities......................  $   (24)
                                                                -------
            Total net assets..................................  $28,714
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $28,974 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation...........................  $  --
      Unrealized depreciation...........................   (236)
                                                          -----
      Net unrealized depreciation.......................  $(236)
                                                          =====

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD INFLATION PLUS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
ASSET AND COMMERICAL MORTGAGE BACKED SECURITIES -- 1.8%
            FINANCE -- 1.8%
$  1,403    American Express Credit Account Master Trust,
              3.89%, 2-15-2012 nH.............................  $  1,408
   3,000    Countrywide Asset Backed Certificates,
              3.66%, 7-25-2035 H..............................     2,998
   4,000    CS First Boston Mortgage Securities Corp.,
              4.04%,11-15-2014 nH.............................     4,006
   2,000    Granite Mortgages plc,
              4.02%, 10-20-2041 H.............................     2,019
   1,900    Granite Mortgages plc,
              4.94%, 9-20-2044 H..............................     1,904
   3,000    Permanent Financing plc,
              4.20%, 6-10-2042 H..............................     3,034
   2,000    Wachovia Bank Commercial Mortgage Trust,
              3.85%, 10-15-2015 nH............................     2,002
                                                                --------
            Total asset and commerical mortgage backed
              securities
              (cost $17,340)..................................  $ 17,371
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 0.3%
            FINANCE -- 0.3%
     209    France O.A.T. I/L,
              3.15%, 7-25-2032 J..............................  $    342
   2,600    SLM Corp.,
              4.64%, 4-1-2009 H...............................     2,528
                                                                --------
            Total corporate bonds: investment grade
              (BBB- and above)
              (cost $2,953)...................................  $  2,870
                                                                --------
U.S. GOVERNMENT SECURITIES -- 90.9%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.4%
   3,000    Tennessee Valley Authority 3.375% 2007 J..........  $  3,774
                                                                --------
            U.S. TREASURY SECURITIES -- 90.5%
  34,165    0.875% 2010 J.....................................    33,678
  55,047    1.625% 2015 J.....................................    54,795
  79,355    1.875% 2013-2015 J................................    82,856
 130,217    2.00% 2014 J......................................   137,364
  64,490    2.375% 2025 J.....................................    70,215
  69,265    3.00% 2012 J......................................    80,711
  41,585    3.375% 2007-2032 J................................    55,010
  20,455    3.50% 2011 J......................................    24,885
  93,345    3.625% 2008-2028 J................................   127,954
 114,582    3.875% 2009-2029 J................................   168,218
  32,695    4.25% 2010 J......................................    41,854
                                                                --------
                                                                 877,540
                                                                --------
            Total U.S. government securities
              (cost $879,042).................................  $881,314
                                                                --------
SHORT-TERM INVESTMENTS -- 6.7%
            FINANCE -- 6.7%
  22,733    Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................    22,733
  21,312    UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................    21,312

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            FINANCE -- (CONTINUED)
$ 20,694    UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................  $ 20,694
     250    US Treasury Bill,
              2.74%, 9-22-2005 mp.............................       249
                                                                --------
            Total short-term investments
              (cost $64,988)..................................  $ 64,988
                                                                --------
            Total investments in securities
              (cost $964,323) s...............................  $966,543
                                                                --------
            Other assets and liabilities......................  $  3,168
                                                                --------
            Total net assets..................................  $969,711
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents .75% of total net assets at July 31, 2005.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $966,922 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 7,056
      Unrealized depreciation.........................   (7,435)
                                                        -------
      Net unrealized depreciation.....................  $  (379)
                                                        =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $7,416, which represents 0.76% of total net assets.

 H Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2005.

 m The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  p Security pledged as initial margin deposit for open futures contracts at July 31, 2005.

                                                                       UNREALIZED
                               NUMBER                                 APPRECIATION
                                 OF                                   AT JULY 31,
      DESCRIPTION             CONTRACTS   POSITION     EXPIRATION         2005
      -----------             ---------   --------     ----------     ------------
      CBT 5 Year U.S.
       Treasury Note futures
       contracts                 50        short     September 2005       $13

--------------------------------------------------------------------------------

@ Repurchase agreements collateralized as follows:

                                                                           SECURITY          COUPON RATE     EXPIRATION DATE
                                                                           --------          -----------     ---------------
      BNP Paribas Repurchase Agreement                                U.S. Treasury Bond     6.25%-9.875%       2015-2026
      RBS Greenwitch Repurchase Agreement                             U.S. Treasury Bill      3.07%-3.54%       2005-2006
      UBS Warburg Repurchase Agreement                                U.S. Treasury Bond     6.25%-9.125%       2016-2026

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- 97.6%
            AUSTRALIA -- 1.8%
   1,016    Macquaire Airports................................  $  2,572
     601    Macquarie Infrastructure Group n..................     1,808
                                                                --------
                                                                   4,380
                                                                --------
            BRAZIL -- 1.0%
      72    Companhia Vale do Rio Doce ADR....................     2,335
                                                                --------
            CANADA -- 10.9%
      39    Canadian National Railway Co. ....................     2,588
      73    Canadian Pacific Railway Ltd. ....................     2,813
      86    EnCana Corp. .....................................     3,554
     110    Petro-Canada......................................     7,914
      35    Research In Motion Ltd. lt........................     2,487
      61    Rona, Inc. l......................................     1,208
      41    SNC-Lavalin Group, Inc. ..........................     2,383
      79    Talisman Energy, Inc. ............................     3,478
                                                                --------
                                                                  26,425
                                                                --------
            FRANCE -- 12.0%
     132    AXA...............................................     3,603
      51    Carrefour S.A. t..................................     2,384
      58    Cie Generale d'Optique Essilor International S.A.
              t...............................................     4,179
      82    Dassault Systemes S.A. t..........................     4,182
      40    Louis Vuitton Moet Hennessy S.A. .................     3,352
      57    Publicis Groupe t.................................     1,938
      21    Unibail t.........................................     2,952
     202    Vivendi Universal S.A. lt.........................     6,405
                                                                --------
                                                                  28,995
                                                                --------
            GERMANY -- 7.0%
      23    Adidas-Salomon AG.................................     4,174
     126    Bayerische Hypo-und Vereinsbank AG l..............     3,320
      56    Merck KGaA........................................     4,995
      10    SAP AG............................................     1,661
      37    Siemens AG........................................     2,839
                                                                --------
                                                                  16,989
                                                                --------
            GREECE -- 0.7%
      53    EFG Eurobank Ergasias S.A. .......................     1,699
                                                                --------
            HONG KONG -- 2.2%
     708    Esprit Holdings Ltd.  v...........................     5,258
                                                                --------
            IRELAND -- 1.1%
      57    Ryanair Holdings plc ADR lt.......................     2,682
                                                                --------
            ISRAEL -- 1.0%
      75    Teva Pharmaceutical Industries Ltd. ADR...........     2,352
                                                                --------
            ITALY -- 2.5%
     211    Ente Nazionale Idrocarburi S.p.A. t...............     5,978
                                                                --------
            JAPAN -- 10.5%
      73    Eisai Co., Ltd. ..................................     2,497
      51    Fanuc Ltd. .......................................     3,646
      @@    Japan Tobacco, Inc. ..............................     4,160
      15    Keyence Corp. ....................................     3,472
     167    Matsushita Electric Industrial Co., Ltd. .........     2,706
       1    Mitsubishi Tokyo Financial Group, Inc. t..........     5,274
     194    Nippon Electric Glass Co., Ltd. ..................     2,906
      21    Trend Micro, Inc. ................................       733
                                                                --------
                                                                  25,394
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            LUXEMBOURG -- 1.7%
     266    SES Global........................................  $  4,176
                                                                --------
            MEXICO -- 2.4%
      89    Grupo Televisa S.A. ADR...........................     5,838
                                                                --------
            NETHERLANDS -- 6.7%
      72    European Aeronautic Defense and Space Co. t.......     2,405
      58    Koninklijke (Royal) KPN N.V. l....................     2,435
     990    Koninklijke Ahold N.V. l..........................     8,691
      80    TomTom NV l.......................................     2,642
                                                                --------
                                                                  16,173
                                                                --------
            SOUTH KOREA -- 2.3%
     122    L.G. Philips LCD Co., Ltd. lt.....................     5,638
                                                                --------
            SPAIN -- 1.6%
     234    Banco Bilbao Vizcaya Argentaria S.A. t............     3,929
                                                                --------
            SWEDEN -- 1.4%
     978    Telefonaktiebolaget LM Ericsson l.................     3,348
                                                                --------
            SWITZERLAND -- 11.5%
      82    Credit Suisse Group...............................     3,426
      10    Kuehne & Nagel International AG...................     2,321
      59    Roche Holding AG..................................     8,062
     143    Swatch Group AG...................................     5,318
      59    UBS AG t..........................................     4,826
      21    Zurich Financial Services AG......................     3,755
                                                                --------
                                                                  27,708
                                                                --------
            TAIWAN -- 6.8%
     538    AU Optronics Corp. ADR l..........................     8,537
      31    AU Optronics Corp. ADR l..........................       496
   4,313    Chi Mei Optoelectronics Corp. ....................     6,320
     120    Taiwan Semiconductor Manufacturing Co., Ltd.
              ADR.............................................     1,031
                                                                --------
                                                                  16,384
                                                                --------
            UNITED KINGDOM -- 12.5%
      71    AstraZeneca plc...................................     3,219
     128    Aviva plc.........................................     1,471
   1,225    Carphone Warehouse Group plc......................     3,948
   1,432    EMI Group plc.....................................     6,067
      95    Imperial Tobacco Group plc........................     2,431
     524    Kesa Electricals plc..............................     2,328
      74    Reckitt Benckiser plc.............................     2,226
     316    Standard Chartered plc............................     6,161
     885    Vodafone Group plc................................     2,280
                                                                --------
                                                                  30,131
                                                                --------
            Total common stock
              (cost $221,161).................................  $235,812
                                                                --------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 16.0%
            UNITED STATES -- 2.7%
 $ 2,110    Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................  $  2,110
   1,274    Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................     1,274

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
 $ 1,844    J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................  $  1,844
     641    UBS Securities, LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................       641
     571    UBS Securities, LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       571
                                                                --------
                                                                   6,440
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 13.3%
  32,125    Navigator Prime Portfolio.........................  $ 32,125
                                                                --------
            Total short-term investments
              (cost $38,565)..................................  $ 38,565
                                                                --------
            Total investments in securities s
              (cost $259,726).................................  $274,377
                                                                --------
            Other assets and liabilities......................  $(32,675)
                                                                --------
            Total net assets..................................  $241,702
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.56% of total net assets at July 31, 2005.

     Aggregate value of securities valued in good faith at fair value by, or under the direction of, the Fund's Board of Directors at July 31, 2005, was $183,474, which represents 75.91% of total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $260,359 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $16,890
      Unrealized depreciation.........................   (2,872)
                                                        -------
      Net unrealized appreciation.....................  $14,018
                                                        =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  v The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.

      PERIOD      SHARES/                                     COST
      ACQUIRED      PAR                SECURITY              BASIS
      ---------   -------              --------              ------
                                 Espirit Holdings Ltd.
      2004-2005     708                                      $4,174

     The aggregate value of this security at July 31, 2005 was $5,258, which represents 2.18% of total net assets.

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $1,808, which represents .75% of total net assets.

 t   Security is fully or partially on loan at July 31, 2005.

@ Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                      -------------    -----------     ---------------
      Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
      Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
      J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                        FNMA            4.50%-7.00%       2005-2020
                                                                        FNMA           4.50%-11.00%       2009-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                        FNMA            4.00%-9.50%       2008-2035

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2005

                                                                                                                     UNREALIZED
                                                                   MARKET       CONTRACT                            APPRECIATION
DESCRIPTION                                                        VALUE         AMOUNT        DELIVERY DATE       (DEPRECIATION)
-----------                                                        ------       --------       -------------       --------------
Australian Dollar (Sell)                                           $ 219         $  218           8/2/2005              $(1)
British Sterling Pound (Buy)                                         973            967           8/1/2005                6
British Sterling Pound (Sell)                                        704            704           8/3/2005                u
Canadian Dollar (Sell)                                               326            323           8/2/2005               (3)
Euro (Buy)                                                           213            212           8/1/2005                1
Euro (Buy)                                                           671            672           8/2/2005               (1)
Euro (Sell)                                                        1,030          1,031           8/1/2005                1
Japanese Yen (Buy)                                                 1,152          1,154           8/2/2005               (2)
Japanese Yen (Buy)                                                   865            868           8/3/2005               (3)
                                                                                                                        ---
                                                                                                                        $(2)
                                                                                                                        ===

u Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- 97.2%
            AUSTRALIA -- 1.7%
      84    Publishing & Broadcasting Ltd. ...................  $    976
     185    Santos Ltd. t.....................................     1,505
                                                                --------
                                                                   2,481
                                                                --------

            AUSTRIA -- 0.9%
      30    Wienerberger AG...................................     1,413
                                                                --------

            BRAZIL -- 2.3%
      65    Companhia Vale do Rio Doce ADR....................     2,117
      24    Petroleo Brasileiro S.A. ADR......................     1,235
                                                                --------
                                                                   3,352
                                                                --------

            CANADA -- 6.3%
      27    Cameco Corp. .....................................     1,268
      52    Canadian Pacific Railway Ltd. ....................     2,006
      35    Fairmont Hotels & Resorts, Inc. ..................     1,141
      38    Petro-Canada......................................     2,704
      50    Talisman Energy, Inc. ............................     2,189
                                                                --------
                                                                   9,308
                                                                --------

            CHINA -- 0.1%
       3    China Petroleum & Chemical Corp. ADR..............       113
                                                                --------

            DENMARK -- 1.0%
      28    Carlsberg A/S Class B t...........................     1,476
                                                                --------

            FRANCE -- 12.8%
      33    AXA...............................................       892
      22    Cie Generale d'Optique Essilor International S.A.
              t...............................................     1,608
      56    Credit Agricole S.A. t............................     1,538
      37    France Telecom S.A. t.............................     1,145
      10    L' Air Liquide t..................................     1,710
      22    Louis Vuitton Moet Hennessy S.A. .................     1,826
      23    PSA Peugeot Citroen...............................     1,477
      28    Sanofi-Aventis S.A. t.............................     2,416
      11    Total S.A. t......................................     2,752
       8    Unibail t.........................................     1,062
      73    Vivendi Universal S.A. lt.........................     2,315
                                                                --------
                                                                  18,741
                                                                --------

            GERMANY -- 5.2%
      61    Bayerische Hypo-und Vereinsbank AG lt.............     1,591
     130    Deutsche Telekom AG lt............................     2,571
      24    E.ON AG...........................................     2,249
      10    Muenchener Rueckversicherungs-Gesellschaft AG t...     1,135
                                                                --------
                                                                   7,546
                                                                --------

            GREECE -- 0.7%
      30    OPAP SA...........................................       974
                                                                --------

            HONG KONG -- 2.2%
     272    Esprit Holdings Ltd. v............................     2,021
     121    Sun Hung Kai Properties Ltd. .....................     1,245
                                                                --------
                                                                   3,266
                                                                --------

            HUNGARY -- 0.9%
      13    Mol Magyr Olaj-Es Gazipari........................     1,287
                                                                --------

            INDIA -- 0.7%
      19    Infosys Technologies Ltd. ........................       976
                                                                --------


                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            INDONESIA -- 0.9%
      57    P.T. Telekomunikasi Indonesia ADR.................  $  1,321
                                                                --------

            IRELAND -- 0.9%
      72    Ryanair Holdings plc l............................       577
      15    Ryanair Holdings plc ADR lt.......................       684
                                                                --------
                                                                   1,261
                                                                --------

            ITALY -- 3.2%
     220    Banca Intesa S.p.A. t.............................     1,067
      98    Ente Nazionale Idrocarburi S.p.A. t...............     2,788
     103    Geox S.p.A. t.....................................       933
                                                                --------
                                                                   4,788
                                                                --------

            JAPAN -- 14.9%
      31    Astellas Pharma, Inc. ............................       998
      46    Canon, Inc. ......................................     2,277
     110    Central Glass Co., Ltd. t.........................       683
      @@    East Japan Railway Co. ...........................     1,000
      40    Eisai Co., Ltd. ..................................     1,357
      38    Electric Power Development Co., Ltd. n............     1,148
      18    Fast Retailing Co., Ltd. .........................     1,035
      @@    Japan Tobacco, Inc. t.............................     2,925
       6    Keyence Corp. ....................................     1,509
      @@    Mitsubishi Tokyo Financial Group, Inc. ...........       108
      17    Promise Co., Ltd. ................................     1,029
      42    Sankyo Co., Ltd. t................................       834
      64    Suzuki Motor Corp. t..............................     1,022
      21    Takeda Pharmaceutical Co., Ltd. ..................     1,047
      26    Takefuji Corp. ...................................     1,685
      26    Terumo Corp. .....................................       729
      @@    UFJ Holdings, Inc. l..............................     2,419
                                                                --------
                                                                  21,805
                                                                --------

            MALAYSIA -- 0.5%
     476    Astro All Asia Networks plc l.....................       730
                                                                --------

            MEXICO -- 1.2%
      26    Fomento Economico Mexicano S.A. de C.V. ADR.......     1,697
                                                                --------

            NETHERLANDS -- 6.1%
      57    European Aeronautic Defence and Space Co. t.......     1,919
      46    Koninklijke (Royal) KPN N.V. l....................     1,940
      66    Koninklijke (Royal) Philips Electronics N.V. .....     1,776
     226    Koninklijke Ahold N.V. l..........................     1,984
      83    Pyaterochka Holding NV GDR ln.....................     1,328
                                                                --------
                                                                   8,947
                                                                --------

            RUSSIA -- 0.8%
      17    Mining and Metallurgical Co. Norilsk Nickel ADR...     1,195
                                                                --------

            SOUTH KOREA -- 0.7%
       2    Samsung Electronics Co., Ltd. ....................       979
                                                                --------

            SPAIN -- 2.1%
     181    Banco Bilbao Vizcaya Argentaria S.A. t............     3,049
                                                                --------

            SWEDEN -- 2.6%
     165    Swedish Match AB t................................     2,063
     502    Telefonaktiebolaget LM Ericsson lt................     1,718
                                                                --------
                                                                   3,781
                                                                --------


 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            SWITZERLAND -- 8.1%
      13    Nestle S.A. ......................................  $  3,550
      20    Roche Holding AG..................................     2,698
      36    UBS AG t..........................................     2,919
      15    Zurich Financial Services AG......................     2,692
                                                                --------
                                                                  11,859
                                                                --------

            TAIWAN -- 2.3%
     133    AU Optronics Corp. ADR l..........................     2,103
     791    Taiwan Semiconductor Manufacturing Co., Ltd. .....     1,316
                                                                --------
                                                                   3,419
                                                                --------

            TURKEY -- 0.5%
      52    Turkcell Iletisim Hizmet ADR......................       718
                                                                --------

            UNITED KINGDOM -- 16.8%
      67    AstraZeneca plc...................................     3,034
     165    Aviva plc.........................................     1,888
     164    BHP Billiton plc..................................     2,336
     252    Centrica plc......................................     1,037
     292    EMI Group plc.....................................     1,238
      73    Enterprise Inns plc...............................     1,045
      43    Imperial Tobacco Group plc........................     1,103
      44    Reckitt Benckiser plc.............................     1,325
     127    Royal Bank of Scotland Group plc..................     3,774
     159    Vedanta Resources plc.............................     1,582
     926    Vodafone Group plc................................     2,386
     103    Wolseley plc......................................     2,153
     158    WPP Group plc.....................................     1,670
                                                                --------
                                                                  24,571
                                                                --------

            UNITED STATES -- 0.8%
      14    Schlumberger Ltd. ................................     1,139
                                                                --------
            Total common stock
              (cost $127,590).................................  $142,192
                                                                --------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 25.4%
            FINANCE -- 1.4%
 $   663    Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................  $    663
     401    Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................       401
     580    J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       580
     202    UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................       202
     179    UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       179
                                                                --------
                                                                   2,025
                                                                --------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 24.0%
  35,131    Navigator Prime Portfolio.........................  $ 35,131
                                                                --------
            Total short-term investments
              (cost $37,156)..................................  $ 37,156
                                                                --------
            Total investments in securities
              (cost $164,746) s...............................  $179,348
                                                                --------
            Other assets and liabilities......................  $(33,021)
                                                                --------
            Total net assets..................................  $146,327
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.38% of total net assets at July 31, 2005.

      Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at July 31, 2005, was $118,506, which represents 80.99% of total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $164,917 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $16,367
      Unrealized depreciation.........................   (1,936)
                                                        -------
      Net unrealized appreciation.....................  $14,431
                                                        =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  v The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.

      PERIOD     SHARES/                     COST
      ACQUIRED     PAR        SECURITY      BASIS
      --------   -------      --------      -----
      2004         272     Esprit Holdings  $1,316

       The aggregate value of this security at July 31, 2005 was $2,021, which represents 1.38% of total net assets.

    n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $2,476, which represents 1.69% of total net assets.

    t  Security is fully or partially on loan at July 31, 2005.

--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2005

                                                                                                                     UNREALIZED
                                                                   MARKET       CONTRACT                            APPRECIATION
DESCRIPTION                                                        VALUE         AMOUNT        DELIVERY DATE       (DEPRECIATION)
-----------                                                        ------       --------       -------------       --------------
Euro (Sell)                                                          140            139          8/1/2005                 (1)
Euro (Sell)                                                        1,099          1,100          8/2/2005                  1
Japanese Yen (Buy)                                                 $ 662         $  663          8/2/2005               $ (1)
Japanese Yen (Sell)                                                  483            485          8/3/2005                  2
                                                                                                                        ----
                                                                                                                        $  1
                                                                                                                        ====

@ Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                      -------------    -----------     ---------------
      Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
      Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
      J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                        FNMA            4.50%-7.00%       2005-2020
                                                                        FNMA           4.50%-11.00%       2009-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                        FNMA            4.00%-9.50%       2008-2035

u Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- 97.3%
            AUSTRALIA -- 5.2%
     661    Adsteam Marine Ltd. ..............................  $  1,034
     228    AWB Ltd. t........................................       836
     361    Harvey Norman Holdings Ltd. t.....................       740
     133    Leighton Holdings Ltd. t..........................     1,268
     149    Minara Resources Ltd. lt..........................       211
     235    Mirvac Group......................................       675
     552    PaperlinX Ltd. t..................................     1,466
                                                                --------
                                                                   6,230
                                                                --------
            BRAZIL -- 0.7%
      73    Brasil Telecom S.A. ADR...........................       830
                                                                --------
            CHINA -- 1.4%
   1,472    Beijing Capital International Airport Co., Ltd.
              Class H n.......................................       609
   2,381    China Oilfield Services Ltd. .....................       900
     364    PICC Property and Casualty Co., Ltd. ln...........        90
                                                                --------
                                                                   1,599
                                                                --------
            DENMARK -- 2.0%
      34    Carlsberg A/S Class B t...........................     1,822
      29    Vestas Wind Systems A/S t.........................       524
                                                                --------
                                                                   2,346
                                                                --------
            FINLAND -- 0.8%
     172    M-real Oyj........................................       962
                                                                --------
            FRANCE -- 11.4%
   3,030    Alstom l..........................................     3,089
       9    Bacou-Dalloz......................................       788
      27    BioMerieux........................................     1,331
      10    Cegedim S.A. .....................................       803
       3    Clarins S.A. lt...................................       202
      36    Dassault Systemes S.A. t..........................     1,846
      58    M6-Metropole Television t.........................     1,605
      56    NRJ Group.........................................     1,219
      25    Publicis Groupe t.................................       851
     313    Rhodia S.A. t.....................................       615
      35    Sodexho Alliance S.A. t...........................     1,247
                                                                --------
                                                                  13,596
                                                                --------
            GERMANY -- 7.4%
      52    Comdirect Bank AG lt..............................       434
      38    ELMOS Semiconductor AG t..........................       582
      91    GEA Group AG t....................................     1,232
      38    Heidelberger Druckmaschinen AG lt.................     1,256
      65    KarstadtQuelle AG t...............................       889
      65    Kontron AG lt.....................................       507
      46    MLP AG t..........................................       901
      55    MTU Aero Engines Holding AG lnt...................     1,711
      58    SGL Carbon AG l...................................       801
       1    TUI AG t..........................................        29
      18    TUI AG............................................       463
                                                                --------
                                                                   8,805
                                                                --------
            GREECE -- 1.3%
      69    Agricultural Bank of Greece.......................       326
     294    Aktor S.A. Technical Co. .........................     1,160
                                                                --------
                                                                   1,486
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            HONG KONG -- 0.9%
   2,296    COSCO Holdings n..................................  $  1,115
   2,016    Far East Pharmaceutical Technology Co., Ltd.
              lvt.............................................         u
                                                                --------
                                                                   1,115
                                                                --------
            ITALY -- 4.4%
     425    AEM S.p.A. t......................................       906
     103    Brembo S.p.A. t...................................       794
      87    Caltagirone Editore S.p.A. .......................       779
      49    Permasteelisa S.p.A. .............................       769
     455    Sorin S.p.A. l....................................     1,360
      11    Tod's S.p.A. .....................................       633
                                                                --------
                                                                   5,241
                                                                --------
            JAPAN -- 23.1%
      92    77 Bank Ltd. .....................................       545
      33    Ariake Japan Co., Ltd. t..........................       758
      27    Coca-Cola West Japan Co., Ltd. ...................       588
      36    Disco Corp. t.....................................     1,546
      22    Enplas Corp. .....................................       576
      33    FamilyMart Co., Ltd. .............................       973
      33    Fujimi, Inc. .....................................       554
      25    Futaba Corp. .....................................       624
     154    Gunma Bank Ltd. ..................................       919
      13    Hakuhodo DY Holdings, Inc. t......................       939
      19    Hogy Medical Co., Ltd. t..........................       996
      56    Hosiden Corp. ....................................       572
      33    Japan Petroleum Exploration Co., Ltd. lt..........     1,471
       1    Jupiter Telecommunications Co., Ltd. ln...........     1,239
      65    Kobayashi Pharmaceutical Co., Ltd. ...............     1,840
      57    Komori Corp. .....................................       882
      30    Milbon Co., Ltd. .................................       958
     207    Mochida Pharmaceutical Co., Ltd. t................     1,273
      78    Nikon Corp. t.....................................       873
     116    Nippon Shinpan Co., Ltd. .........................       714
      29    OBIC Business Consultants Ltd. ...................     1,316
      10    OBIC Co., Ltd. ...................................     1,698
      12    Point, Inc. ......................................       496
       6    Ryohin Keikaku Co., Ltd. t........................       303
      35    Taiyo Ink Manufacturing Co., Ltd. ................     1,279
      41    Tanabe Seiyaku Co., Ltd...........................       387
      29    Tokyo Ohka Kogyo Co., Ltd. .......................       607
      50    Toppan Forms Co., Ltd. ...........................       574
      20    Towa Pharmaceutical Co., Ltd. t...................       421
      56    Union Tool Co. t..................................     1,601
                                                                --------
                                                                  27,522
                                                                --------
            LIECHTENSTEIN -- 0.6%
       4    Verwaltungs-und Privat-Bank AG....................       678
                                                                --------
            MALAYSIA -- 1.7%
     424    Resorts World Berhad..............................     1,209
     524    YTL Corp. Berhad..................................       783
                                                                --------
                                                                   1,992
                                                                --------
            NETHERLANDS -- 3.3%
      36    ASM International N.V. lt.........................       548
      71    Qiagen N.V. lt....................................       949

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            NETHERLANDS -- (CONTINUED)
      31    Unit 4 Agresso N.V. l.............................  $    495
     102    Wolters Kluwer N.V. ..............................     1,982
                                                                --------
                                                                   3,974
                                                                --------
            NEW ZEALAND -- 1.5%
     404    Air New Zealand Ltd. .............................       356
     450    Carter Hold Harvey Ltd. ..........................       751
     232    Warehouse Group Ltd. .............................       608
                                                                --------
                                                                   1,715
                                                                --------
            RUSSIA -- 1.0%
      49    NovaTek OAO l.....................................       997
      11    NovaTek OAO 144A ln...............................       234
                                                                --------
                                                                   1,231
                                                                --------
            SOUTH AFRICA -- 1.5%
      97    Harmony Gold Mining Co., Ltd. ....................       803
      11    Impala Platinum Holdings Ltd. ....................     1,024
                                                                --------
                                                                   1,827
                                                                --------
            SOUTH KOREA -- 2.2%
      68    Daewoo Heavy Industries & Machinery Ltd. .........       638
      69    Industrial Bank of Korea..........................       757
      33    KT Freetel Co., Ltd. .............................       876
      11    LG Card Co., Ltd. ................................       381
                                                                --------
                                                                   2,652
                                                                --------
            SPAIN -- 0.5%
      28    Prosegur Compania de Seguridad S.A. ..............       645
                                                                --------
            SWEDEN -- 1.6%
      49    Munters AB t......................................     1,089
     181    Teleca AB Class B lt..............................       815
                                                                --------
                                                                   1,904
                                                                --------
            SWITZERLAND -- 4.1%
      14    Bachem Holding AG Class B.........................       794
      36    Baloise Holding AG................................     1,893
      20    Ciba Specialty Chemicals AG.......................     1,224
      12    Ems-Chemie Holding AG.............................     1,022
                                                                --------
                                                                   4,933
                                                                --------
            THAILAND -- 0.6%
   7,628    TMB Bank PCL l....................................       699
                                                                --------
            UNITED KINGDOM -- 20.1%
     246    Aggreko plc.......................................       890
     124    AMVESCAP plc......................................       890
     188    Benfield Group Ltd. plc...........................       891
      84    Cambridge Antibody Technology Group plc l.........     1,025
     160    Cattles plc.......................................       836
      40    De La Rue plc.....................................       275
   1,505    Dimension Data Holdings plc l.....................       921
      41    EMAP plc..........................................       605
     478    FKI plc...........................................       879
     309    GCAP Media PLC....................................     1,596
     187    Hiscox plc........................................       595
     280    Jardine Lloyd Thompson Group plc..................     1,980
     490    LogicaCMG plc.....................................     1,614
      31    Lomin plc.........................................       618

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            UNITED KINGDOM -- (CONTINUED)
      84    Luminar plc.......................................  $    770
     273    Misys plc.........................................     1,122
     251    Northern Foods....................................       679
     400    Premier Farnell plc...............................     1,174
     435    Rentokil Initial plc..............................     1,190
     980    Royal & Sun Alliance Insurance Group plc..........     1,555
     191    Sage Group plc....................................       778
      68    Scottish & Newcastle plc..........................       543
     140    SSL International plc.............................       708
      88    SurfControl plc l.................................       643
     264    Yule Catto & Co. plc..............................     1,143
                                                                --------
                                                                  23,920
                                                                --------
            Total common stock
              (cost $112,286).................................  $115,902
                                                                --------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 20.8%
            FINANCE -- 0.1%
 $    22    Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................  $     22
      13    Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................        13
      19    J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................        19
       7    UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................         7
       6    UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................         6
                                                                --------
                                                                      67
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 20.7%
  24,754    Navigator Prime Portfolio.........................  $ 24,754
                                                                --------
            Total short-term investments
              (cost $24,821)..................................  $ 24,821
                                                                --------
            Total investments in securities
              (cost $137,107) s...............................  $140,723
                                                                --------
            Other assets and liabilities......................  $(21,646)
                                                                --------
            Total net assets..................................  $119,077
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.35% of total net assets at July 31, 2005.

       Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at July 31, 2005, was $107,355, which represents 90.16% of total net assets.

  l    Currently non-income producing.


 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  s At July 31, 2005, the cost of securities for federal income tax purposes is $137,654 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 7,296



   Unrealized depreciation.........................   (4,227)
                                                     -------



   Net unrealized appreciation.....................  $ 3,069
                                                     =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  v The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities
       Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.

      PERIOD     SHARES/                            COST
      ACQUIRED     PAR            SECURITY          BASIS
      --------   -------          --------          -----
      2004        2,016    Far East Pharmaceutical  $293
                           Technology Co. Ltd.

       The aggregate value of these securities at July 31, 2005, rounds to zero.

    9 Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $4,998, which represents 4.20% of total net assets.

    t  Security is fully or partially on loan at July 31, 2005.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2005

                                                                                                                     UNREALIZED
                                                                   MARKET       CONTRACT                            APPRECIATION
DESCRIPTION                                                        VALUE         AMOUNT        DELIVERY DATE       (DEPRECIATION)
-----------                                                        ------       --------       -------------       --------------
S. Africa Rand (Buy)                                                $ 51          $ 51            8/1/2005              $ u
British Sterling Pound (Sell)                                         73            72            8/1/2005               (1)
Euro (Sell)                                                          585           587            8/1/2005               (2)
Swedish Krong (Buy)                                                    8            10           9/18/2005                2
                                                                                                                        ---
                                                                                                                        $(1)
                                                                                                                        ===

@ Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                      -------------    -----------     ---------------
      Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
      Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
      J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                        FNMA            4.50%-7.00%       2005-2020
                                                                        FNMA           4.50%-11.00%       2009-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                        FNMA            4.00%-9.50%       2008-2035

u Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD MIDCAP FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE 9
---------                                                       ----------
COMMON STOCK -- 97.8%
            BASIC MATERIALS -- 4.6%
     212    Alliant Techsystems, Inc. lt......................  $   15,461
     789    Cameco Corp. .....................................      37,044
     641    Cemex S.A. de C.V. ADR............................      30,209
      23    Cytec Industries, Inc. ...........................       1,062
     280    Precision Castparts Corp. ........................      25,167
     513    Rohm & Haas Co. ..................................      23,649
                                                                ----------
                                                                   132,592
                                                                ----------
            CONSUMER CYCLICAL -- 21.8%
     802    Abercrombie & Fitch Co. Class A...................      57,813
     450    Aeropostale, Inc. lt..............................      13,433
   1,656    American Tower Corp. Class A lt...................      38,053
     273    BorgWarner, Inc. .................................      15,857
     682    CDW Corp. ........................................      42,290
     350    Centex Corp. .....................................      25,923
     812    Chico's FAS, Inc. lt..............................      32,561
     851    Coach, Inc. l.....................................      29,861
   1,385    D.R. Horton, Inc. ................................      56,885
     592    Fastenal Co. .....................................      38,872
   1,725    Geox S.p.A. ......................................      15,594
     385    Johnson Controls, Inc. ...........................      22,132
     342    Lennar Corp. Class A..............................      23,033
     964    Michaels Stores, Inc. ............................      39,524
     320    Mohawk Industries, Inc. lt........................      28,085
     373    Oshkosh Truck Corp. ..............................      31,596
     424    PACCAR, Inc. .....................................      30,628
     744    Pacific Sunwear of California, Inc. lt............      18,134
     570    PetsMart, Inc. ...................................      16,952
     781    Ross Stores, Inc. ................................      20,702
     373    The Scotts Miracle-Gro Co. Class A lt.............      29,235
                                                                ----------
                                                                   627,163
                                                                ----------
            ENERGY -- 8.6%
   1,326    Chesapeake Energy Corp. ..........................      34,620
     759    EOG Resources, Inc. ..............................      46,379
   1,151    GlobalSantaFe Corp. ..............................      51,793
     467    Nabors Industries Ltd. lt.........................      30,554
     777    Noble Corp. t.....................................      52,165
     394    Premcor, Inc. ....................................      30,219
                                                                ----------
                                                                   245,730
                                                                ----------
            FINANCE -- 19.8%
     627    Assurant, Inc. ...................................      23,160
     315    Blackrock, Inc. Class A...........................      26,733
     236    Brown & Brown, Inc. ..............................      10,232
     482    City National Corp. ..............................      35,220
     998    Countrywide Financial Corp. ......................      35,910
      80    E*Trade Financial Corp. l.........................       1,242
   1,156    Eaton Vance Corp. ................................      28,405
     909    Equifax, Inc. ....................................      33,102
     236    Everest Re Group Ltd. ............................      23,025
     200    Gallagher (Arthur J.) & Co. ......................       5,581
     594    General Growth Properties, Inc. ..................      27,321
     508    Golden West Financial Corp. ......................      33,062
   1,992    Host Marriott Corp. ..............................      37,155
     371    iStar Financial, Inc. ............................      15,879
     581    Legg Mason, Inc. .................................      59,315
     538    Marsh & McLennan Companies, Inc. .................      15,580
     381    PacifiCare Health Systems, Inc. l.................      28,994

                                                                  MARKET
 SHARES                                                          VALUE 9
---------                                                       ----------
            FINANCE -- (CONTINUED)
     611    Providian Financial Corp. lt......................  $   11,548
     644    State Street Corp. ...............................      32,028
     357    UnionBanCal Corp. ................................      25,434
     488    Webster Financial Corp. ..........................      23,517
      56    White Mountains Insurance Group Ltd. .............      35,656
                                                                ----------
                                                                   568,099
                                                                ----------
            HEALTH CARE -- 9.1%
     342    Biomet, Inc. .....................................      13,052
     353    Cephalon, Inc. lt.................................      14,779
     150    Cooper Companies, Inc. ...........................      10,278
     502    Coventry Health Care, Inc. lt.....................      35,535
     750    DaVita, Inc. lt...................................      35,435
     341    Edwards Lifesciences Corp. lt.....................      15,628
     761    IVAX Corp. l......................................      19,385
     849    Manor Care, Inc. .................................      32,217
     348    McKesson Corp. ...................................      15,667
   2,467    Millennium Pharmaceuticals, Inc. lt...............      25,485
     396    OSI Pharmaceuticals, Inc. lt......................      16,346
     538    Quest Diagnostics, Inc. ..........................      27,600
                                                                ----------
                                                                   261,407
                                                                ----------
            SERVICES -- 16.1%
     835    Alliance Data Systems Corp. lt....................      35,563
   1,998    BISYS Group, Inc. lt..............................      31,434
     478    C.H. Robinson Worldwide, Inc. ....................      29,934
     379    Cablevision Systems Corp. Class A lt..............      11,741
     560    CheckFree Corp. lt................................      18,965
     481    Cognizant Technology Solutions Corp. lt...........      23,622
     955    Education Management Corp. lt.....................      33,169
     763    Fiserv, Inc. lt...................................      33,863
     385    Harrah's Entertainment, Inc. .....................      30,283
     608    Lamar Advertising Co. lt..........................      26,758
     957    Monster Worldwide, Inc. lt........................      29,052
   1,203    Pixar lt..........................................      51,733
   1,149    Robert Half International, Inc. ..................      38,933
     678    Scripps (E.W.) Co. Class A........................      34,253
     206    Starwood Hotels & Resorts Worldwide, Inc. ........      13,025
     342    Wynn Resorts Ltd. lt..............................      19,243
                                                                ----------
                                                                   461,571
                                                                ----------
            TECHNOLOGY -- 13.5%
   1,735    Amdocs Ltd. l.....................................      51,506
     522    Analog Devices, Inc. .............................      20,462
     435    Certegy, Inc. l...................................      15,060
   2,571    Citizens Communications Co. ......................      33,788
     301    Cognos, Inc. l....................................      11,771
     975    EchoStar Communications Corp. Class A.............      27,988
     376    Electronic Arts, Inc. l...........................      21,675
     512    Intuit, Inc. lt...................................      24,571
   1,891    Jabil Circuit, Inc. lt............................      58,980
     289    Linear Technology Corp. ..........................      11,238
     893    Network Appliance, Inc. lt........................      22,773
   1,278    Red Hat, Inc. lt..................................      19,477
     328    Rockwell Collins, Inc. ...........................      15,987
   1,213    SanDisk Corp. lt..................................      41,030
     279    Zebra Technologies Corp. Class A lt...............      10,897
                                                                ----------
                                                                   387,203
                                                                ----------

 THE HARTFORD MIDCAP FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE 9
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 0.6%
     339    Expeditors International of Washington, Inc. .....  $   18,656
                                                                ----------
            UTILITIES -- 3.7%
     803    Cinergy Corp. ....................................      35,461
     679    Energy East Corp. ................................      18,929
   2,803    Santos Ltd. ......................................      22,798
     734    Wisconsin Energy Corp. ...........................      29,462
                                                                ----------
                                                                   106,650
                                                                ----------
            Total common stock
              (cost $2,199,423)...............................  $2,809,071
                                                                ----------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 12.3%
            FINANCE -- 2.5%
$ 23,335    Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................  $   23,335
  14,089    Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................      14,089
  20,401    J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................      20,401
   7,095    UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................       7,095
   6,311    UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       6,311
                                                                ----------
                                                                    71,231
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE 9
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 9.8%
 283,513    Navigator Prime Portfolio.........................  $  283,513
                                                                ----------
            Total short-term investments
              (cost $354,744).................................  $  354,744
                                                                ----------
            Total investments in securities
              (cost $2,554,167) s.............................  $3,163,815
                                                                ----------
            Other assets and liabilities......................  $ (291,349)
                                                                ----------
            Total net assets..................................  $2,872,466
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.11% of total net assets at July 31, 2005.

l    Currently non-income producing.

s At July 31, 2005, the cost of securities for federal income tax purposes is $2,558,891 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $635,446
   Unrealized depreciation........................   (30,522)
                                                    --------
   Net unrealized appreciation....................  $604,924
                                                    ========

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 t   Security is fully or partially on loan at July 31, 2005.

@ Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                      -------------    -----------     ---------------
      Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
      Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
      J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                        FNMA            4.50%-7.00%       2005-2020
                                                                        FNMA           4.50%-11.00%       2009-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                        FNMA            4.00%-9.50%       2008-2035

 THE HARTFORD MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- 98.8%
            BASIC MATERIALS -- 11.3%
     114    Arch Coal, Inc. t.................................  $  6,489
     107    Cytec Industries, Inc. ...........................     4,851
     152    Engelhard Corp. ..................................     4,372
     343    Grupo IMSA, S.A. de C.V. .........................       792
     245    Huntsman Corp. l..................................     5,704
     142    Inco Ltd. l.......................................     5,807
     132    Michelin (C.G.D.E.) Class B.......................     8,114
      45    Mosaic Co. l......................................       785
     404    Pactiv Corp. l....................................     8,898
     305    Sappi Ltd. ADR....................................     3,219
     351    Smurfit-Stone Container Corp. l...................     4,260
                                                                --------
                                                                  53,291
                                                                --------
            CAPITAL GOODS -- 7.0%
      43    FMC Technologies, Inc. l..........................     1,566
     212    Goodrich Corp. ...................................     9,374
     186    Pall Corp. .......................................     5,773
      98    Parker-Hannifin Corp. ............................     6,434
     256    Teradyne, Inc. l..................................     3,973
     193    Yankee Candle Co., Inc. l.........................     5,842
                                                                --------
                                                                  32,962
                                                                --------
            CONSUMER CYCLICAL -- 15.6%
     192    American Axle & Manufacturing Holdings, Inc. .....     5,287
      78    BorgWarner, Inc. .................................     4,531
     212    CBRL Group, Inc. .................................     8,308
     421    Foot Locker, Inc. ................................    10,532
     154    Hughes Supply, Inc. ..............................     4,379
     158    Newell Rubbermaid, Inc. ..........................     3,924
     273    Office Depot, Inc. l..............................     7,745
     227    Rinker Group Ltd. ................................     2,590
     196    Ross Stores, Inc. ................................     5,197
     224    Ruby Tuesday, Inc. t..............................     5,597
     119    TRW Automotive Holdings Corp. l...................     3,156
      65    TRW Automotive, Inc. ln...........................     1,731
     129    United Stationers, Inc. l.........................     6,673
      65    V.F. Corp. .......................................     3,826
                                                                --------
                                                                  73,476
                                                                --------
            CONSUMER STAPLES -- 3.5%
     102    Bunge Ltd. .......................................     6,274
      57    Ralcorp Holdings, Inc. l..........................     2,455
     167    Smithfield Foods, Inc. l..........................     4,357
     192    Tyson Foods, Inc. Class A.........................     3,570
                                                                --------
                                                                  16,656
                                                                --------
            ENERGY -- 3.2%
     134    Newfield Exploration Co. l........................     5,711
      72    Noble Energy, Inc. ...............................     5,941
     108    UGI Corp. ........................................     3,177
                                                                --------
                                                                  14,829
                                                                --------
            FINANCE -- 21.7%
      65    Affiliated Managers Group, Inc. lt................     4,634
     153    AMBAC Financial Group, Inc. ......................    10,956
     373    Apollo Investment Corp. ..........................     6,701
     122    CB Richard Ellis Group, Inc. Class A l............     5,626
     238    CIT Group, Inc. ..................................    10,483
      38    City National Corp. ..............................     2,747

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            FINANCE -- (CONTINUED)
      50    Everest Re Group Ltd. ............................  $  4,831
      89    IndyMac Bancorp, Inc. ............................     3,899
     130    KKR Financial Corp. lt............................     3,178
      90    Platinum Underwriters Holdings Ltd. ..............     3,110
     122    Radian Group, Inc. ...............................     6,313
     242    Reinsurance Group of America......................    10,191
     123    RenaissanceRe Holdings Ltd. ADR...................     5,505
     104    Rent-A-Center, Inc. l.............................     2,193
     118    UnionBanCal Corp. ................................     8,390
     153    United Rentals, Inc. l............................     2,850
     258    UnumProvident Corp. t.............................     4,939
     115    Webster Financial Corp. ..........................     5,548
                                                                --------
                                                                 102,094
                                                                --------
            HEALTH CARE -- 7.0%
     167    Barr Pharmaceuticals, Inc. l......................     7,914
      69    Coventry Health Care, Inc. l......................     4,902
     379    Endo Pharmaceuticals Holdings, Inc. l.............    10,792
      14    Health Net, Inc. l................................       528
      24    Henry Schein, Inc. l..............................     1,023
     261    Impax Laboratories, Inc. lt.......................     4,155
     174    Theravance, Inc. l................................     3,660
                                                                --------
                                                                  32,974
                                                                --------
            SERVICES -- 4.6%
     396    BearingPoint, Inc. l..............................     3,252
     294    Dex Media, Inc. ..................................     7,392
     207    Donnelley (R.R.) & Sons Co. ......................     7,448
      71    Liberty Global, Inc. l............................     3,356
                                                                --------
                                                                  21,448
                                                                --------
            TECHNOLOGY -- 17.3%
      30    Acuity Brands, Inc. l.............................       872
     325    Arrow Electronics, Inc. l.........................     9,768
      31    Bio-Rad Laboratories, Inc. Class A l..............     1,849
     494    Cinram International, Inc. .......................     9,359
     136    Citizens Communications Co. ......................     1,786
     641    Fairchild Semiconductor International, Inc. l.....    10,801
      19    Fossil, Inc. l....................................       462
      21    Freescale Semiconductor, Inc. Class A l...........       526
     689    GrafTech International Ltd. l.....................     3,577
      10    International Rectifier Corp. l...................       475
     293    Lam Research Corp. l..............................     8,330
      64    QLogic Corp. l....................................     1,984
     101    Scientific-Atlanta, Inc. .........................     3,900
     268    Seagate Technology l..............................     5,189
     161    Tektronix, Inc. ..................................     4,030
     169    Varian Semiconductor Equipment Associates, Inc.
              l...............................................     7,025
     449    Vishay Intertechnology, Inc. l....................     6,292
      69    Whirlpool Corp. ..................................     5,495
                                                                --------
                                                                  81,720
                                                                --------
            TRANSPORTATION -- 2.7%
      65    Continental Airlines, Inc. Class B lt.............     1,032
     195    Trinity Industries, Inc. t........................     7,210
      84    Yellow Roadway Corp. lt...........................     4,444
                                                                --------
                                                                  12,686
                                                                --------

 THE HARTFORD MIDCAP VALUE FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 4.9%
      47    Edison International..............................  $  1,901
     176    PPL Corp. ........................................    10,862
      75    SBM Offshore NV...................................     5,481
     125    Wisconsin Energy Corp. ...........................     5,035
                                                                --------
                                                                  23,279
                                                                --------
            Total common stock
              (cost $395,995).................................  $465,415
                                                                --------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 7.0%
            FINANCE -- 1.0%
 $ 1,551    Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................  $  1,551
     937    Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................       937
   1,356    J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................     1,356
     472    UBS Securities, LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................       472
     420    UBS Securities, LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       420
                                                                --------
                                                                   4,736
                                                                --------
                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 6.0%
  28,404    BNY Institutional Cash Reserve Fund...............  $ 28,404
                                                                --------
            Total short-term investments
              (cost $33,140)..................................  $ 33,140
                                                                --------
            Total investments in securities
              (cost $429,135) s...............................  $498,555
                                                                --------
            Other assets and liabilities......................  $(27,498)
                                                                --------
            Total net assets..................................  $471,057
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.53% of total net assets at July 31, 2005.

      Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at July 31, 2005, was $16,184, which represents 3.44% of total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $429,715 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 81,940
      Unrealized depreciation........................   (13,100)
                                                       --------
      Net unrealized appreciation....................  $ 68,840
                                                       ========

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $1,731, which represents 0.37% of total net assets.

 t   Security is fully or partially on loan at July 31, 2005.

@ Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                      -------------    -----------     ---------------
      Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
      Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
      J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                        FNMA            4.50%-7.00%       2005-2020
                                                                        FNMA           4.50%-11.00%       2009-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                        FNMA            4.00%-9.50%       2008-2035

 THE HARTFORD MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE 9
---------                                                       -----   ----------   --------
            FINANCE -- 97.1%
 $3,500     Alliance & Leicester..............................  3.18%     9/8/2005   $  3,489
  3,500     Alliance & Leicester..............................  3.61%   10/17/2005      3,474
  3,500     American Express Credit Corp. H...................  3.58%    5/16/2006      3,506
  3,500     American General Finance Corp. ...................  3.31%    8/25/2005      3,492
  3,500     American General Finance Corp. ...................  3.59%   10/12/2005      3,475
  7,000     American Honda Finance Corp. nH...................  3.16%     8/4/2005      7,000
  3,500     Amsterdam Funding Corp. ..........................  3.38%    8/16/2005      3,495
  3,500     Amsterdam Funding Corp. ..........................  3.50%    9/13/2005      3,486
  3,500     ANZ Delaware, Inc. ...............................  3.58%   10/14/2005      3,475
  7,000     Bank of America Corp. H...........................  3.55%    8/26/2005      7,001
  7,000     Bank One Corp. ...................................  3.15%     8/1/2005      7,000
  3,500     Bank One Corp. H..................................  3.37%    8/11/2006      3,506
  3,210     Barton Capital Corp. .............................  3.54%   10/05/2005      3,190
  3,900     Bear Stearns Co., Inc. H..........................  3.68%    6/19/2006      3,909
  3,100     Bear Stearns Co., Inc. ...........................  3.61%   10/17/2005      3,077
  3,500     Britannia Building Society........................  3.24%    8/11/2005      3,497
  3,500     Britannia Building Society........................  3.34%     9/2/2005      3,490
  3,500     Cafco LLC.........................................  3.25%    8/25/2005      3,493
  3,500     Cafco LLC.........................................  3.39%    9/12/2005      3,486
  1,800     Caterpillar Financial Service Corp. ..............  3.44%    9/19/2005      1,799
  3,500     Citigroup, Inc. H.................................  3.39%    5/19/2006      3,505
  6,389     Countrywide Financial Corp. ......................  3.42%     8/1/2005      6,389
  7,000     FHLMC #110705 H...................................  3.18%    11/7/2005      7,000
  7,000     General Electric Co. H............................  3.70%   10/24/2005      7,001
  3,500     Greenwich Capital Holdings, Inc. H................  3.30%   10/17/2005      3,500
  3,500     HBOS Treasury Services Plc........................  3.17%     8/1/2005      3,500
  3,500     HBOS Treasury Services Plc........................  3.57%   10/12/2005      3,476
  3,500     HSBC Finance Corp.................................  3.47%     9/9/2005      3,487
  7,000     Lehman Brothers Holdings, Inc. H..................  3.59%     6/2/2006      7,006
  3,400     Merrill Lynch & Co., Inc. H.......................  3.74%    9/21/2005      3,402
  3,500     Morgan Stanley....................................  3.32%    8/16/2005      3,495
  3,500     Morgan Stanley....................................  3.46%    9/19/2005      3,484
  3,500     Nationwide Building Society.......................  3.46%    9/12/2005      3,486
  3,500     Nationwide Building Society.......................  3.67%   10/27/2005      3,470
  3,500     Nordea North America, Inc. .......................  3.13%     8/9/2005      3,498
  3,500     Nordea North America, Inc. .......................  3.33%     9/6/2005      3,488
  3,500     Northern Rock PLC.................................  3.24%    8/12/2005      3,497
  3,500     Northern Rock PLC.................................  3.39%    8/24/2005      3,492
  6,000     Old Line Funding LLC..............................  3.41%    8/23/2005      5,987
  7,000     Preferred Receivables Funding Corp. ..............  3.50%    9/19/2005      6,967

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE 9
---------                                                       -----   ----------   --------
            FINANCE -- (CONTINUED)
 $7,000     Sheffield Receivables Corp. ......................  3.33%     8/1/2005   $  7,000
  7,000     SLM Corp. H.......................................  3.49%    8/15/2005      7,000
  3,500     Spintab AB........................................  0.00%   10/28/2005      3,500
  3,500     Spintab AB........................................  3.21%    8/11/2005      3,497
  3,500     Spintab AM (Swedmortgage).........................  3.39%     9/1/2005      3,490
  3,500     Toyota Motor Credit Corp. ........................  3.17%     9/1/2005      3,491
  3,500     Toyota Motor Credit Corp. ........................  3.29%     8/2/2005      3,500
  3,500     Triple A One Funding Corp. .......................  3.45%    8/22/2005      3,493
  3,500     Triple A One Funding Corp. .......................  3.46%    8/23/2005      3,492
  7,000     Wachovia Corp. ...................................  3.32%    8/18/2005      7,014
  3,500     Washington Mutual Bank FA H.......................  3.45%    7/26/2006      3,500
  3,500     Washington Mutual Bank FA.........................  0.00%    9/20/2005      3,500
  7,000     Wells Fargo Co. H.................................  3.45%     3/3/2006      7,006
  3,500     Westpac Capital Corp. ............................  3.56%   10/11/2005      3,476
  6,000     Yorktown Capital LLC..............................  3.45%    8/29/2005      5,984
                                                                                     --------
                                                                                      236,413
                                                                                     --------
            TECHNOLOGY -- 2.5%
  2,500     Oracle Corp. .....................................  3.48%     9/7/2005      2,491
  3,500     Oracle Corp. .....................................  3.57%    10/4/2005      3,478
                                                                                     --------
                                                                                        5,969
                                                                                     --------
            Total investments in
              securities
              (cost $242,382) s...................................................   $242,382
                                                                                     --------
            Other assets and liabilities..........................................   $    991
                                                                                     --------
            Total net assets......................................................   $243,373
                                                                                     --------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.25% of total net assets at July 31, 2005.

  s  Also represents cost for federal tax purposes.

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $7,000, which represents 2.88% of total net assets.

 H Variable rate securities; the yield reported is the rate in effect at July 31, 2005.

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
COMMON STOCK -- 94.4%
            BASIC MATERIALS -- 5.3%
     3      Airgas, Inc. .....................................  $    86
     1      Alliant Techsystems, Inc. l.......................       97
     2      Alpha Natural Resources, Inc. l...................       45
     3      Cameco Corp. .....................................      135
     3      Fortune Brands, Inc. .............................      241
     u      Harsco Corp. .....................................       28
     2      Jarden Corp. l....................................       90
     1      Pentair, Inc. ....................................       48
     1      Precision Castparts Corp. ........................      101
     2      Select Comfort Corp. l............................       38
                                                                -------
                                                                    909
                                                                -------
            CAPITAL GOODS -- 3.6%
     1      American Standard Companies, Inc. ................       54
     3      Donaldson Co., Inc. ..............................       81
     2      Graco, Inc. ......................................       95
     1      Grant Prideco, Inc. l.............................       37
     1      National Oilwell Varco, Inc. l....................       74
     1      Rockwell Automation, Inc. ........................       69
     2      Teradyne, Inc. l..................................       29
     3      Tessera Technologies, Inc. l......................      111
     1      York International Corp. .........................       56
                                                                -------
                                                                    606
                                                                -------
            CONSUMER CYCLICAL -- 10.1%
     1      Abercrombie & Fitch Co. Class A...................       83
     4      American Tower Corp. Class A l....................       89
     6      Bed Bath & Beyond, Inc. l.........................      282
     2      CarMax, Inc. l....................................       55
     3      CDW Corp. ........................................      184
     2      Chico's FAS, Inc. l...............................       96
     2      Coach, Inc. l.....................................       54
     1      Coldwater Creek, Inc. l...........................       24
     1      D.R. Horton, Inc. ................................       41
     2      Grainger (W.W.), Inc. ............................      119
     2      Liz Claiborne, Inc. ..............................       92
     2      Outback Steakhouse, Inc. l........................       75
     2      P. F. Chang's China Bistro, Inc. l................       86
     3      PETCO Animal Supplies, Inc. l.....................       91
     2      Polo Ralph Lauren Corp. ..........................       84
     3      Tiffany & Co. ....................................       93
     1      Urban Outfitters, Inc. l..........................       49
     3      Williams-Sonoma, Inc. l...........................      117
                                                                -------
                                                                  1,713
                                                                -------
            CONSUMER STAPLES -- 1.2%
     2      Alberto-Culver Co. ...............................       78
     2      Estee Lauder Companies, Inc. Class A..............       92
     1      McCormick & Company, Inc. ........................       27
                                                                -------
                                                                    197
                                                                -------
            ENERGY -- 4.2%
     1      BJ Services Co. ..................................       54
     2      Chesapeake Energy Corp. ..........................       58
     1      Cooper Cameron Corp. l............................       50
     2      ENSCO International, Inc. ........................       72
     5      Grey Wolf, Inc. l.................................       41
     1      Newfield Exploration Co. l........................       56

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
            ENERGY -- (CONTINUED)
     2      Smith International, Inc. ........................  $   115
     2      Weatherford International Ltd. l..................      122
     4      XTO Energy, Inc. .................................      149
                                                                -------
                                                                    717
                                                                -------
            FINANCE -- 6.3%
     1      Affiliated Managers Group, Inc. l.................       98
     4      American Capital Strategies Ltd. .................      139
     3      CapitalSource, Inc. l.............................       60
     4      Commerce Bancorp, Inc. ...........................      147
     7      E*Trade Financial Corp. l.........................      115
     1      First Marblehead Corp. l..........................       39
     4      Host Marriott Corp. ..............................       73
     2      Investors Financial Services Corp. ...............       68
     1      Legg Mason, Inc. .................................       53
     u      M&T Bank Corp. ...................................       27
     2      Medco Health Solutions, Inc. l....................       84
     1      Nuveen Investments Class A........................       49
     1      St. Joe Co. (The).................................       55
     2      Willis Group Holdings Ltd. .......................       73
                                                                -------
                                                                  1,080
                                                                -------
            HEALTH CARE -- 16.1%
     1      Advanced Medical Optics, Inc. l...................       24
     1      Affymetrix, Inc. l................................       48
     1      Allergan, Inc. ...................................      108
     3      Amylin Pharmaceuticals, Inc. l....................       48
     2      Andrx Corp. l.....................................       45
     1      Bard (C.R.), Inc. ................................       92
     5      Biomet, Inc. .....................................      192
     4      Caremark Rx, Inc. l...............................      189
     3      Celgene Corp. l...................................      125
     2      Charles River Laboratories International, Inc. l..      102
     2      Community Health Care.............................       79
     u      Cooper Companies, Inc. ...........................       25
     3      Covance, Inc. l...................................      140
     2      DaVita, Inc. l....................................       90
     2      Eyetech Pharmaceuticals, Inc. l...................       21
     2      Forest Laboratories, Inc. l.......................       75
     1      Genzyme Corp. l...................................      110
     2      Health Management Associates, Inc. Class A........       57
     2      Henry Schein, Inc. l..............................       84
     6      Impax Laboratories, Inc. l........................      102
     1      Invitrogen Corp. l................................      107
     3      Kinetic Concepts, Inc. l..........................      192
     2      Laboratory Corp. of America Holdings l............      115
     2      MGI Pharma, Inc. l................................       58
     3      Omnicare, Inc. ...................................      126
     1      OSI Pharmaceuticals, Inc. l.......................       54
     1      St. Jude Medical, Inc. l..........................       50
     6      Varian Medical Systems, Inc. .....................      254
     1      Wellchoice, Inc. .................................       35
                                                                -------
                                                                  2,747
                                                                -------
            SERVICES -- 17.7%
     3      Alliance Data Systems Corp. l.....................      141
    10      Allied Waste Industries, Inc. l...................       82
     1      Applebee's International, Inc. ...................       28
     4      ARAMARK Corp. Class B.............................      108

--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
     1      Autodesk, Inc. ...................................  $    46
     1      C.H. Robinson Worldwide, Inc. ....................       61
     u      Cablevision Systems Corp. Class A l...............       13
     1      Cognizant Technology Solutions Corp. l............       67
     1      Corporate Executive Board Co. ....................       80
     1      Dun & Bradstreet Corp. l..........................       90
    10      Entravision Communications Corp. Class A l........       81
     4      Fiserv, Inc. l....................................      166
     1      Getty Images, Inc. l..............................       54
     4      GTECH Holdings Corp. .............................      120
     2      H & R Block, Inc. ................................      103
     2      Harrah's Entertainment, Inc. .....................      174
     6      Hilton Hotels Corp. ..............................      141
     3      Iron Mountain, Inc. l.............................      106
     1      ITT Educational Services, Inc. l..................       55
    13      La Quinta Corp. l.................................      112
     6      Lamar Advertising Co. l...........................      272
     2      Liberty Global, Inc. l............................      102
     1      Marriott International, Inc. Class A..............       58
     4      MoneyGram International, Inc. ....................       83
     1      Moody's Corp. ....................................       59
     1      NCR Corp. l.......................................       37
     1      Paychex, Inc. ....................................       43
     2      Robert Half International, Inc. ..................       82
     2      Scripps (E.W.) Co. Class A........................      110
     1      Station Casinos, Inc. ............................       80
     1      Stericycle, Inc. l................................       61
     6      Univision Communications, Inc. Class A l..........      176
     1      VCA Antech, Inc. l................................       25
                                                                -------
                                                                  3,016
                                                                -------
            TECHNOLOGY -- 26.8%
     1      Activision, Inc. l................................       14
     2      ADC Telecommunications, Inc. l....................       48
     1      Adobe Systems, Inc. ..............................       28
     1      Advanced Micro Devices, Inc. l....................       28
     2      Affiliated Computer Services, Inc. Class A l......       99
     1      Agilent Technologies, Inc. l......................       33
     7      Akamai Technologies, Inc. l.......................      100
     3      Altera Corp. l....................................       61
     5      Amphenol Corp. Class A............................      209
     5      ATI Technologies, Inc. ADR l......................       60
     3      Avocent Corp. l...................................      102
     2      Beckman Coulter, Inc. ............................       86
     1      Broadcom Corp. Class A l..........................       63
     2      ChoicePoint, Inc. l...............................       85
     7      CNET Networks, Inc. l.............................       84
     1      Cogent Inc. (COGT)................................       27
     3      Cognos, Inc. l....................................      136
     2      Comverse Technology, Inc. l.......................       43
     5      Crown Castle International Corp. l................      106
     3      Dolby Laboratories, Inc. Class A l................       49
     2      Fisher Scientific International, Inc. l...........      124
     3      FLIR Systems, Inc. l..............................       87
     1      Global Payments, Inc. ............................       92
     2      Harman International Industries, Inc. ............      207

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
            TECHNOLOGY -- (CONTINUED)
     2      Harris Corp. .....................................  $    73
     1      Hyperion Solutions Corp. l........................       40
     3      IAC/Interactive Corp. l...........................       81
     1      International Rectifier Corp. l...................       58
     2      Intersil Corp. Class A (with rights) l............       31
     2      Intuit, Inc. l....................................      106
     4      Jabil Circuit, Inc. l.............................      132
     6      Juniper Networks, Inc. l..........................      156
     4      KLA-Tencor Corp. l................................      196
     1      L-3 Communications Holdings, Inc. ................       86
     4      Linear Technology Corp. ..........................      163
     3      Marvell Technology Group Ltd. l...................      137
     2      Maxim Integrated Products, Inc. ..................       80
     1      McAfee, Inc. l....................................       45
     5      MEMC Electronic Materials, Inc. l.................       89
     4      Mercury Interactive Corp. l.......................      144
     5      Microchip Technology, Inc. .......................      158
     u      Millipore Corp. l.................................       28
     4      National Semiconductor Corp. .....................       90
     2      NAVTEQ Corp. l....................................       91
     3      Network Appliance, Inc. l.........................       71
     1      Neustar, Inc. l...................................       29
     5      Nextel Partners, Inc. Class A l...................      129
     4      Polycom, Inc. l...................................       72
     4      Salesforce.com, Inc. l............................       88
     2      SanDisk Corp. l...................................       81
     2      Seagate Technology l..............................       29
     2      VeriSign, Inc. l..................................       56
     2      Zebra Technologies Corp. Class A l................       62
                                                                -------
                                                                  4,572
                                                                -------
            TRANSPORTATION -- 3.1%
     6      Gentex Corp. .....................................      105
     2      McDermott International, Inc. l...................       49
     2      Royal Caribbean Cruises Ltd. .....................      100
    11      Southwest Airlines Co. ...........................      163
     1      UTI Worldwide, Inc. ..............................      105
                                                                -------
                                                                    522
                                                                -------
            Total common stock
              (cost $15,002)..................................  $16,079
                                                                -------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 4.7%
            FINANCE -- 4.7%
  $794      State Street Bank Money Market Variable Rate
              TimeDeposit,
              Current rate -- 1.88% H.........................      794
                                                                -------
            Total short-term investments
              (cost $794).....................................  $   794
                                                                -------
            Total investments in securities
              (cost $15,796) s................................  $16,873
                                                                -------
            Other assets and liabilities......................  $   158
                                                                -------
            Total net assets..................................  $17,031
                                                                =======

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.80% of total net assets at July 31, 2005.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $15,796 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation..........................  $1,390
   Unrealized depreciation..........................    (313)
                                                      ------
   Net unrealized appreciation......................  $1,077
                                                      ======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 H Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2005.

 u Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

 THE HARTFORD SELECT MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
COMMON STOCK -- 91.8%
            BASIC MATERIALS -- 4.9%
     u      Albemarle Corp. ..................................  $    15
     2      Carlisle Companies, Inc. .........................      105
     5      Crane Co. ........................................      146
     1      Fortune Brands, Inc. .............................       95
     4      Huntsman Corp. l..................................       95
     2      Lafarge North America, Inc. ......................      115
     5      Methanex Corp. ...................................       84
     2      Pactiv Corp. l....................................       51
     1      Praxair, Inc. ....................................       64
     4      The Lubrizol Corporation..........................      189
     1      Valspar Corp. ....................................       69
                                                                -------
                                                                  1,028
                                                                -------

            CAPITAL GOODS -- 3.6%
     3      American Standard Companies, Inc. ................      120
     3      Goodrich Corp. ...................................      128
     6      Hasbro, Inc. .....................................      123
     1      ITT Industries, Inc. .............................      117
     3      Marvel Enterprises, Inc. l........................       50
     3      SPX Corp. l.......................................      156
     2      Unova, Inc........................................       58
                                                                -------
                                                                    752
                                                                -------

            CONSUMER CYCLICAL -- 13.4%
     1      AutoZone, Inc. l..................................      136
     6      Avnet, Inc. ......................................      149
    13      Big Lots, Inc. l..................................      170
     1      CDW Corp. ........................................       68
     6      Claires Stores, Inc. .............................      163
     1      Darden Restaurants, Inc. .........................       49
     4      Dollar Tree Stores, Inc. l........................      100
     3      Federated Department Stores.......................      197
     4      Foot Locker, Inc. ................................      110
    10      Furniture Brands International, Inc. (with rights)
              l...............................................      190
     5      Lear Corp. .......................................      192
     7      Leggett & Platt, Inc. ............................      180
     3      Liz Claiborne, Inc. ..............................      133
     2      Mohawk Industries, Inc. l.........................      141
     1      Polo Ralph Lauren Corp. ..........................       39
     4      Reebok International Ltd. ........................      165
     9      Sherwin-Williams Co. .............................      448
     5      Zale Corp. l......................................      163
                                                                -------
                                                                  2,793
                                                                -------

            CONSUMER STAPLES -- 1.4%
     4      Delta and Pine Land Co. ..........................      112
     3      EnCana Corp. .....................................      108
     2      Estee Lauder Companies, Inc. Class A..............       67
                                                                -------
                                                                    287
                                                                -------

            ENERGY -- 6.6%
     3      AGL Resources, Inc. ..............................      112
     2      Apache Corp. .....................................      164
     2      EOG Resources, Inc. ..............................       98
     4      Forest Oil Corp. l................................      170
     1      Newfield Exploration Co. l........................       34
     2      Noble Energy, Inc. ...............................      190
     7      Pioneer Natural Resources Co. ....................      282

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
            ENERGY -- (CONTINUED)
     3      Pogo Producing Co. ...............................  $   149
     5      XTO Energy, Inc. .................................      182
                                                                -------
                                                                  1,381
                                                                -------

            FINANCE -- 23.4%
     1      Alleghany Corp. ..................................      214
     9      Aon Corp. ........................................      221
     2      Arch Capital Group Ltd. l.........................       83
     7      Assurant, Inc. ...................................      255
     4      Cincinnati Financial Corp. .......................      177
     3      CIT Group, Inc. ..................................      119
     4      CNA Financial Corp. l.............................      114
    10      E*Trade Financial Corp. l.........................      149
     4      Endurance Specialty Holdings Ltd. ................      164
     1      Everest Re Group Ltd. ............................       68
     4      Huntington Bancshares, Inc. ......................      107
     8      InterContinental Hotels Group PLC.................       99
     4      KeyCorp...........................................      140
     5      Leucadia National Corp. ..........................      210
     1      M&T Bank Corp. ...................................       65
     6      MBIA, Inc. .......................................      346
     2      Mercury General Corp. ............................      127
     5      North Fork Bancorporation, Inc. ..................      123
     8      Nuveen Investments Class A........................      312
     5      Old Republic International Corp. .................      131
     u      PartnerRe Ltd. ...................................       26
     5      Protective Life Corp. ............................      200
     7      Rent-A-Center, Inc. l.............................      150
     4      Ryder System, Inc. ...............................      140
     2      StanCorp Financial Group, Inc. ...................      138
     3      State Street Corp. ...............................      124
     1      The Student Loan Corp. ...........................      303
     1      Torchmark Corp. ..................................       31
     7      Waddell and Reed Financial, Inc. Class A..........      128
     7      Washington Federal, Inc. .........................      168
     1      Wellpoint, Inc. l.................................       64
     u      White Mountains Insurance Group Ltd. .............      192
                                                                -------
                                                                  4,888
                                                                -------

            HEALTH CARE -- 4.6%
     1      Altana AG ADR.....................................       68
     1      Bard (C.R.), Inc. ................................       94
    17      King Pharmaceuticals, Inc. l......................      185
     6      Omnicare, Inc. ...................................      258
    12      QLT, Inc. l.......................................      102
     5      STERIS Corp. l....................................      122
     4      Watson Pharmaceuticals, Inc. l....................      124
                                                                -------
                                                                    953
                                                                -------

            SERVICES -- 18.0%
     4      Applebee's International, Inc. ...................      101
     8      BISYS Group, Inc. l...............................      124
     4      Brascan Corp. Class A Shares......................      135
     4      Clear Channel Communications, Inc. ...............      140
     4      Computer Sciences Corp. l.........................      192
     7      Convergys Corp. l.................................      108
     4      Deluxe Corp. .....................................      160
     6      DeVry, Inc. l.....................................      111
     1      Dun & Bradstreet Corp. l..........................       89
     2      Fairmont Hotels & Resorts, Inc. ..................       65

 THE HARTFORD SELECT MIDCAP VALUE FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
     2      Harrah's Entertainment, Inc. .....................  $   157
     4      Hewitt Associates, Inc. l.........................      117
     3      Hilton Hotels Corp. ..............................       67
     3      IMS Health, Inc. .................................       84
    16      Interpublic Group of Companies, Inc. l............      194
     3      Jacobs Engineering Group, Inc. l..................      147
     5      Lamar Advertising Co. l...........................      207
     5      Manpower, Inc. ...................................      258
     6      MoneyGram International, Inc. ....................      135
     3      NCR Corp. l.......................................      111
     2      R.H. Donnelley Corp. l............................      157
     2      Scripps (E.W.) Co. Class A........................      106
     5      Speedway Motorsports, Inc. l......................      182
     8      SunGard Data Systems, Inc. l......................      273
     6      Synopsys, Inc. l..................................      113
     4      Tetra Tech, Inc. l................................       65
    12      Unisys Corp. l....................................       75
     3      Viad Corp. .......................................       86
                                                                -------
                                                                  3,759
                                                                -------

            TECHNOLOGY -- 8.6%
     5      Agilent Technologies, Inc. l......................      118
     4      Amdocs Ltd. l.....................................      119
     2      Arbitron, Inc. ...................................       71
    18      BEA Systems, Inc. l...............................      159
    15      BMC Software, Inc. l..............................      281
     2      ChoicePoint, Inc. l...............................       92
     6      CSG Systems International, Inc. l.................      114
     2      Dover Corp. ......................................       62
     2      Harris Corp. .....................................       70
     3      Lexmark International, Inc. ADR l.................      157
     2      Millipore Corp. l.................................      116
     4      PerkinElmer, Inc. ................................       73
     6      Polycom, Inc. l...................................       94
    14      Siebel Systems, Inc. l............................      118
     7      Thomson ADR.......................................      160
                                                                -------
                                                                  1,804
                                                                -------

            TRANSPORTATION -- 3.3%
     3      CNF, Inc. ........................................      139
     3      CSX Corp. ........................................      137
     2      Florida East Coast Industries, Inc. ..............      113
     3      Norfolk Southern Corp. ...........................      108
     3      Royal Caribbean Cruises Ltd. .....................      123
     2      Winnebago Industries, Inc. .......................       81
                                                                -------
                                                                    701
                                                                -------


                                                                MARKET
 SHARES                                                         VALUE 9
---------                                                       -------
            UTILITIES -- 4.0%
     6      Alliant Energy Corp. .............................  $   172
     1      Equitable Resources, Inc. ........................       78
     2      FirstEnergy Corp. ................................      105
     3      PG&E Corp. .......................................      109
     2      PPL Corp. ........................................       92
     2      Questar Corp. ....................................      147
     1      TXU Corp. ........................................       43
     4      Westar Energy, Inc. ..............................      105
                                                                -------
                                                                    851
                                                                -------
            Total common stock
              (cost $17,688)..................................  $19,197
                                                                -------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 4.2%
            FINANCE -- 4.2%
  $883      State Street Bank Money Market Variable Rate
              TimeDeposit, Current rate -- 1.88% H............      883
                                                                -------
            Total short-term investments
              (Cost $883).....................................  $   883
                                                                -------
            Total investments in securities
              (cost $18,569) s................................  $20,080
                                                                -------
            Other assets and liabilities......................  $   834
                                                                -------
            Total net assets..................................  $20,914
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.71% of total net assets at July 31, 2005.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $18,569 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $1,679
      Unrealized depreciation..........................    (168)
                                                         ------
      Net unrealized appreciation......................  $1,511
                                                         ======

 H Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2005.

 u Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

 THE HARTFORD SHORT DURATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- 43.8%
            FINANCE -- 43.8%
$  1,000    ACE Securities Corp.,
              3.28%, 8-15-2030 n..............................  $    975
   1,500    Aegis Asset Backed Securities Trust,
              3.79%, 3-25-2035 H..............................     1,499
     500    American Express Credit Account Master Trust,
              1.90%, 1-15-2009................................       490
     693    American Express Credit Account Master Trust,
              3.72%, 2-15-2012 nH.............................       695
     500    AmeriCredit Automobile Receivables Trust,
              3.61%, 5-6-2011.................................       490
     600    AmeriCredit Automobile Receivables Trust,
              5.04%, 5-6-2011.................................       600
     400    AmeriCredit Automobile Receivables Trust,
              5.07%, 7-6-2010.................................       399
     204    AQ Finance CEB Trust,
              8.31%, 8-25-2033 nH.............................       202
     502    Argent NIM Trust
              4.21%, 11-25-2034 n.............................       501
      55    Asset Backed Funding Corp. NIM Trust,
              4.55%, 12-26-2033 n.............................        55
   2,090    Banc of America Commercial Mortgage, Inc.,
              3.46%,7-10-2042.................................     2,056
  33,499    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12-10-2042 wH............................       854
 144,833    Banc of America Large Loan,
              3.89%, 12-15-2016 nw............................     1,452
   1,500    Bank of America Securities Auto Trust,
              4.49%, 2-18-2013................................     1,477
     347    Bank One Issuance Trust,
              4.54%, 9-15-2010................................       346
     967    Bayview Commercial Asset Trust,
              4.31%, 1-25-2035 nH.............................       977
  26,206    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.12%, 11-11-2041 wH............................       878
  64,845    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.64%, 2-11-2041 wH.............................       931
   1,000    BMW Vehicle Owner Trust,
              3.52%, 10-25-2010...............................       983
   1,000    Capital Auto Receivables Asset Trust,
              3.12%, 3-15-2007................................       993
     500    Capital Auto Receivables Asset Trust,
              4.73%, 9-15-2010................................       496
     400    Capital One Master Trust,
              7.90%, 10-15-2010 n.............................       426
     138    Chase Commercial Mortgage Securities Corp.,
              6.90%, 11-19-2028...............................       139
     218    Chase Funding Mortgage Loan Asset-Backed,
              2.34%, 4-25-2024................................       216
     552    Chase Manhattan Auto Owner Trust,
              2.78%, 6-15-2010................................       544
     500    Citibank Credit Card Issuance Trust,
              4.22%, 2-9-2009 H...............................       505

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            FINANCE -- (CONTINUED)
$  1,180    Citibank Credit Card Issuance Trust,
              7.45%, 9-15-2007................................  $  1,185
  19,641    Citigroup Commercial Mortgage Trust,
              4.10%, 10-15-2041 nwH...........................       882
     900    CNH Equipment Trust,
              2.57%, 09-15-2009...............................       879
     341    CNH Equipment Trust,
              3.13%, 11-15-2010...............................       336
     464    CNH Equipment Trust,
              3.35%, 2-15-2011................................       457
   3,924    Commercial Mortgage Pass-Through Certificates,
              3.59%, 3-10-2039 nwH............................       146
  23,647    CS First Boston Mortgage Securities Corp.,
              4.15%, 11-15-2037 nwH...........................       878
  14,906    CS First Boston Mortgage Securities Corp.,
              4.165%, 7-15-2036 nwH...........................       408
     200    CS First Boston Mortgage Securities Corp.,
              4.66%, 11-18-2012 nH............................       200
      32    DLJ Mortgage Acceptance Corp.,
              7.50%, 12-17-2027 n.............................        32
     300    Equity One ABS, Inc.,
              5.03%, 7-25-2034 H..............................       305
   1,625    Ford Credit Auto Owner Trust,
              4.19%, 7-15-2009................................     1,607
     400    Ford Credit Auto Owner Trust,
              4.29%, 11-15-2007...............................       399
     175    Ford Credit Auto Owner Trust,
              4.81%, 3-15-2007................................       175
  10,248    GE Capital Commercial Mortgage Corp.,
              3.76%, 3-10-2040 nwH............................       265
     419    GE Commercial Equipment Financing LLC,
              3.65%, 5-22-2014 n..............................       413
     767    GMAC Commercial Mortgage Securities, Inc.,
              3.12%, 3-10-2038................................       746
     380    GMAC Mortgage Corporation Loan Trust,
              4.09%, 4-25-2033................................       375
  22,200    Goldman Sachs Mortgage Securities Corp. II,
              4.38%, 8-10-2038 wH.............................       325
     500    Granite Mortgages plc,
              4.12%, 1-20-2043 H..............................       507
     691    Green Tree Financial Corp.,
              6.27%, 6-1-2030.................................       698
      27    Green Tree Financial Corp.,
              7.30%, 1-15-2026................................        27
   1,676    Herd Trust,
              4.5%, 9-27-2034 n...............................     1,674
     209    Home Equity Asset Trust,
              5.25%, 4-27-2034 n..............................       208
   1,000    Hyundai Auto Receivables Trust,
              3.91%, 2-16-2009 n..............................       992
     750    Hyundai Auto Receivables Trust,
              4.10%, 8-15-2011................................       739
   1,500    Hyundai Auto Receivables Trust,
              4.45%, 2-15-2012................................     1,486
     278    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.
              2.92%, 1-12-2038................................       272

 THE HARTFORD SHORT DURATION FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
$ 39,041    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 1-15-2042 wH.............................  $    806
   6,510    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.50%, 1-15-2038 nwH............................       264
  41,624    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.82%, 8-12-2037 wH.............................       231
  16,841    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.65%, 10-15-2037 nw............................       434
   1,764    LB-UBS Commercial Mortgage Trust
              3.625%, 10-15-2029..............................     1,729
      59    LB-UBS Commercial Mortgage Trust,
              3.17%, 12-15-2026...............................        58
     350    LB-UBS Commercial Mortgage Trust,
              3.34%, 9-15-2027................................       340
   2,762    LB-UBS Commercial Mortgage Trust,
              3.69%, 12-15-2036 nwH...........................       121
     712    Long Beach Asset Holdings Corp.,
              4.12%, 2-25-2035 n..............................       711
   1,000    MBNA Credit Card Master Note Trust,
              4.95%, 6-15-2009................................     1,011
     854    MBNA Credit Card Master Note Trust,
              6.55%, 12-15-2008...............................       872
   1,282    Merrill Lynch Mortgage Trust,
              3.46%, 8-12-2039................................     1,257
  20,853    Merrill Lynch Mortgage Trust,
              3.81%, 8-12-2039 nwH............................       824
  21,194    Merrill Lynch Mortgage Trust,
              3.96%, 9-12-2041 nwH............................       856
  30,548    Merrill Lynch Mortgage Trust,
              4.67%, 9-12-2042 w..............................       466
     273    Morgan Stanley Capital I,
              2.80%, 12-15-2041...............................       266
     492    Morgan Stanley Capital I,
              3.96%, 6-15-2040................................       485
   1,714    Morgan Stanley Capital I,
              4.03%, 6-15-2038................................     1,690
      39    Morgan Stanley Dean Witter Capital I,
              4.59%, 4-15-2034................................        39
     330    Morgan Stanley Dean Witter Capital I,
              5.38%, 1-15-2039................................       338
       5    Nationslink Funding Corp.,
              6.00%, 8-20-2030................................         5
     619    Navistar Financial Corp. Owner Trust,
              3.08%, 11-15-2009...............................       605
     569    Novastar Nim Trust,
              3.97%, 3-25-2035 n..............................       567
     750    Providian Gateway Master Trust,
              3.95%, 9-15-2011 n..............................       738
   1,000    Providian Gateway Master Trust,
              4.05%, 11-15-2011 n.............................       988
       3    Residential Asset Mortgage Products, Inc.,
              3.05%, 3-25-2025................................         3

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            FINANCE -- (CONTINUED)
$  1,000    Residential Asset Mortgage Products, Inc.,
              3.68%, 8-25-2026................................  $    990
     525    Residential Asset Securities Corp.,
              3.41%, 5-25-2025................................       521
     129    Residential Asset Securities Corp.,
              7.51%, 10-25-2030...............................       130
   1,731    Salomon Brothers Mortgage Securities VII,
              3.222%, 3-18-2036...............................     1,708
     112    Saxon Asset Securities Trust,
              2.92%, 6-25-2033................................       112
     109    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 5-25-2030................................       112
   1,500    Structured Asset Investment Loan Trust,
              5.06%, 11-25-2033 H.............................     1,523
     500    Superior Wholesale Inventory Financing,
              3.74%, 6-15-2010 H..............................       500
   1,000    USAA Auto Owner Trust,
              2.04%, 2-16-2010................................       981
     469    Wachovia Bank Commercial Mortgage Trust,
              3.48%, 8-15-2041................................       460
   6,690    Wachovia Bank Commercial Mortgage Trust,
              3.65%, 2-15-2041 nwH............................       253
      55    Wachovia Bank Commercial Mortgage Trust,
              4.54%, 4-15-2034................................        56
   1,000    Westo CMO,
              4.70%, 5-19-2013................................       994
     509    WFS Financial Owner Trust,
              2.48%, 12-20-2010...............................       503
     337    WFS Financial Owner Trust,
              2.73%, 5-20-2011................................       332
     139    WFS Financial Owner Trust,
              3.05%, 12-20-2010...............................       137
       ]    WFS Financial Owner Trust,
              3.07%, 11-21-2011...............................         ]
     276    Whole Auto Loan Trust,
              2.24%, 3-15-2010................................       272
      28    Whole Auto Loan Trust,
              3.13%, 3-15-2010................................        27
     486    Whole Auto Loan Trust,
              3.13%, 3-15-2011................................       479
   1,000    Whole Auto Loan Trust,
              3.37%, 3-15-2011................................       990
     500    World Financial Network Credit Card Master,
              5.54%, 5-15-2012................................       520
     400    World Financial Network Credit Card Master,
              6.17%, 8-15-2011 H..............................       419
     419    World Omni Auto Receivables Trust,
              3.62%, 7-12-2011................................       414
                                                                --------
            Total asset and commercial mortgage backed
              securities
              (cost $64,718)..................................  $ 63,932
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 36.4%
            BASIC MATERIALS -- 2.4%
     300    BOC Group, Inc.,
              7.45%, 6-15-2006 n..............................       308
     250    Carlisle Companies, Inc.,
              6.70%, 5-15-2008................................       261
     200    Dow Chemical Co.,
              7.00%, 8-15-2005................................       200

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            BASIC MATERIALS -- (CONTINUED)
$    125    ICI North America,
              8.875%, 11-15-2006..............................  $    132
     160    International Flavors & Fragrances, Inc.,
              6.45%, 5-15-2006................................       162
     200    International Paper Co.,
              3.80%, 4-1-2008.................................       195
     100    Pactiv Corp.,
              8.00%, 4-15-2007................................       104
     380    Placer Dome, Inc.,
              7.125%, 6-15-2007...............................       396
     370    Potash Corp. of Saskatchewan, Inc.,
              7.125%, 6-15-2007...............................       386
     500    Valspar Corp.,
              6.00%, 5-1-2007.................................       511
     830    Worthington Industries, Inc.,
              7.125%, 5-15-2006...............................       847
                                                                --------
                                                                   3,502
                                                                --------
            CAPITAL GOODS -- 2.3%
     782    General Dynamics Corp.,
              2.125%, 5-15-2006...............................       770
     450    Ingersoll-Rand Co. Ltd.,
              6.25%, 5-15-2006................................       456
     750    McDonnell Douglas Corp.,
              6.875%, 11-1-2006...............................       773
     300    Textron, Inc.,
              6.625%, 11-15-2007..............................       311
     600    Tyco International Group S.A.,
              6.375%, 2-15-2006...............................       607
     450    United Technologies Corp.,
              7.00%, 9-15-2006................................       464
                                                                --------
                                                                   3,381
                                                                --------
            CONSUMER CYCLICAL -- 3.7%
     500    Centex Corp.,
              4.75%, 1-15-2008................................       499
     700    Darden Restaurants, Inc.,
              5.75%, 3-15-2007................................       714
     500    Jones Apparel Group, Inc.,
              7.875%, 6-15-2006...............................       512
     250    Kroger Co.,
              7.625%, 9-15-2006...............................       258
     460    Kroger Co.,
              7.80%, 8-15-2007................................       487
     150    Kroger Co.,
              8.15%, 7-15-2006................................       155
     470    Masco Corp.,
              6.75%, 3-15-2006................................       477
     200    May Department Stores Co.,
              6.875%, 11-1-2005...............................       201
     385    Mohawk Industries, Inc.,
              6.50%, 4-15-2007................................       396
     150    Newell Rubbermaid, Inc.,
              6.00%, 3-15-2007................................       153
     250    Nine West Group, Inc.,
              8.375%, 8-15-2005...............................       250
     300    PHH Corp.,
              6.00%, 3-1-2008.................................       306

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            CONSUMER CYCLICAL -- (CONTINUED)
$    320    Pulte Homes, Inc.,
              7.30%, 10-24-2005...............................  $    322
     700    Rubbermaid, Inc.,
              6.60%, 11-15-2006...............................       719
                                                                --------
                                                                   5,449
                                                                --------
            CONSUMER STAPLES -- 1.2%
     300    Cadbury Schweppes Finance plc,
              5.00%, 6-26-2007................................       302
     675    Cargill, Inc.,
              6.25%, 5-1-2006 n...............................       686
      90    ConAgra Foods, Inc.,
              9.875%, 11-15-2005..............................        91
     400    General Mills, Inc.,
              2.625%, 10-24-2006..............................       391
     240    General Mills, Inc.,
              6.45%, 10-15-2006...............................       245
                                                                --------
                                                                   1,715
                                                                --------
            ENERGY -- 1.4%
     265    Anadarko Petroleum Corp.,
              7.00%, 10-15-2006...............................       272
     500    Anadarko Petroleum Corp.,
              3.25%, 5-1-2008.................................       483
     600    Consolidated Natural Gas Co.,
              5.375%, 11-1-2006...............................       606
     350    Louis Dreyfus Natural Gas Corp.,
              6.875%, 12-1-2007...............................       367
     300    Union Oil Co. of California,
              9.125%, 2-15-2006...............................       307
                                                                --------
                                                                   2,035
                                                                --------
            FINANCE -- 13.9%
     750    Ace Ina Holdings, Inc.,
              8.30%, 8-15-2006................................       779
     451    Aetna, Inc.,
              7.375%, 3-1-2006................................       459
     354    American General Finance Corp.,
              5.875%, 7-14-2006...............................       359
     500    American General Finance Corp.,
              5.91%, 6-12-2006................................       507
     400    American Honda Finance Corp.,
              2.875%, 4-3-2006 n..............................       396
   1,000    Amvescap plc,
              5.90%, 1-15-2007................................     1,019
     400    Avalon Properties, Inc.,
              6.875%, 12-15-2007..............................       418
     100    Banca Commerciale Italiana,
              8.25%, 7-15-2007................................       106
     150    Banesto Finance Ltd.,
              7.50%, 3-25-2007................................       157
     389    Bankers Trust Corp.,
              7.125%, 3-15-2006...............................       395
     500    Capital One Financial Corp.,
              8.75%, 2-1-2007.................................       530
      50    CIGNA Corp.,
              8.25%, 1-1-2007.................................        52
   1,000    Countrywide Home Loans, Inc.,
              5.50%, 8-1-2006.................................     1,011

 THE HARTFORD SHORT DURATION FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$    220    Credit Suisse First Boston NY,
              6.50%, 5-1-2008 n...............................  $    230
   1,000    Credit Suisse First Boston USA, Inc.,
              5.875%, 8-1-2006................................     1,017
     300    Equifax, Inc.,
              4.95%, 11-1-2007................................       303
     200    Equitable Life Assurance Society,
              6.95%, 12-1-2005 n..............................       202
     500    ERAC USA Finance Co.,
              6.95%, 1-15-2006 n..............................       505
     200    Evans Withycombe Residential, Inc.,
              7.625%, 4-15-2007...............................       208
     250    Ford Motor Credit Co.,
              6.875%, 2-1-2006................................       252
   3,000    Harley Davidson Motorcycle Trust,
              2.07%, 2-15-2011................................     2,918
     650    Household Finance Corp.,
              5.75%, 1-30-2007................................       663
     450    Household Finance Corp.,
              7.65%, 5-15-2007................................       472
     400    J.P. Morgan Chase & Co.,
              5.625%, 8-15-2006...............................       405
     450    J.P. Morgan Chase & Co.,
              7.25%, 6-1-2007.................................       471
     700    Key Bank N.A., Inc.,
              7.125%, 8-15-2006...............................       718
     250    Key Bank N.A., Inc.,
              5.00%, 7-17-2007................................       252
     120    Lincoln National Corp.,
              5.25%, 6-15-2007................................       122
     393    MBNA America Bank N.A.,
              6.50%, 6-20-2006................................       401
     148    MBNA America Bank N.A.,
              6.75%, 3-15-2008 n..............................       156
     150    Merrill Lynch & Co., Inc.,
              8.00%, 6-1-2007.................................       160
   1,000    Morgan Stanley Dean Witter, Inc.,
              6.10%, 4-15-2006................................     1,013
     605    PNC Funding Corp.,
              5.75%, 8-1-2006.................................       611
   1,000    Prudential Insurance Co. of America,
              6.375%, 7-23-2006 n.............................     1,018
     350    Simon Property Group L.P.,
              7.125%, 9-20-2007...............................       366
   1,000    St. Paul Companies, Inc.,
              5.75%, 3-15-2007................................     1,015
     600    Wellpoint Health Networks, Inc.,
              6.375%, 6-15-2006...............................       611
                                                                --------
                                                                  20,277
                                                                --------
            HEALTH CARE -- 0.2%
     300    Quest Diagnostics, Inc.,
              6.75%, 7-12-2006................................       306
                                                                --------
            SERVICES -- 3.5%
     500    Aramark Services, Inc.,
              7.00%, 7-15-2006................................       509
     550    Belo Corp.,
              7.125%, 6-1-2007................................       566

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            SERVICES -- (CONTINUED)
$    389    Comcast Cable Communications, Inc.,
              6.375%, 1-30-2006...............................  $    393
     300    Fiserv, Inc.,
              3.00%, 6-27-2008................................       285
     450    Harrah's Operating Co., Inc.,
              7.125%, 6-1-2007................................       469
     355    Hyatt Equities LLC,
              6.875%, 6-15-2007 n.............................       364
     250    Marriott International, Inc.,
              6.875%, 11-15-2005..............................       252
     200    Marriott International, Inc.,
              7.00%, 1-15-2008................................       210
     300    News America, Inc.,
              6.625%, 1-9-2008................................       313
     200    Scholastic Corp.,
              5.75%, 1-15-2007................................       203
     200    TCI Communications, Inc.,
              6.875%, 2-15-2006...............................       203
     395    USA Networks, Inc.,
              6.75%, 11-15-2005...............................       397
     500    Walt Disney Co.,
              6.75%, 3-30-2006................................       508
     435    WMX Technologies, Inc.,
              7.00%, 10-15-2006...............................       448
                                                                --------
                                                                   5,120
                                                                --------
            TECHNOLOGY -- 4.3%
     500    AT&T Wireless Services, Inc.,
              7.50%, 5-1-2007.................................       526
     550    British Telecommunications plc,
              7.875%, 12-15-2005..............................       558
     450    Cingular Wireless LLC,
              5.625%, 12-15-2006..............................       455
     290    Cox Communications, Inc.,
              7.75%, 8-15-2006................................       300
     800    France Telecom S.A.,
              7.45%, 3-1-2006.................................       814
     825    Hewlett-Packard Co.,
              5.75%, 12-15-2006...............................       840
     300    Koninklijke Philips Electronics N.V.,
              8.375%, 9-15-2006...............................       313
     250    Puget Sound Energy, Inc.,
              3.36%, 6-1-2008.................................       241
     707    Raytheon Co.
              6.75%, 8-15-2007................................       735
     775    Time Warner Companies, Inc.,
              8.11%, 8-15-2006................................       801
     600    Verizon Wireless Capital LLC,
              5.375%, 12-15-2006..............................       608
                                                                --------
                                                                   6,191
                                                                --------
            TRANSPORTATION -- 1.3%
   1,030    Norfolk Southern Corp.,
              7.40%, 9-15-2006................................     1,066
     350    TTX Co.,
              3.875%, 3-1-2008 n..............................       341
     440    Union Pacific Corp.,
              6.70%, 12-1-2006................................       451
                                                                --------
                                                                   1,858
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- 2.3%
$    145    Appalachian Power Co.,
              6.80%, 3-1-2006.................................  $    147
     250    FPL Group Capital, Inc.,
              3.25%, 4-11-2006................................       248
     250    Georgia Power Co.,
              6.20%, 2-1-2006.................................       253
   1,000    Niagara Mohawk Power Corp.,
              7.75%, 5-15-2006................................     1,029
     140    Niagara Mohawk Power Corp.,
              9.75%, 11-1-2005................................       142
     250    Northeast Utilities,
              3.30%, 6-1-2008.................................       240
     750    Progress Energy, Inc.,
              6.05%, 4-15-2007................................       767
     300    Southwestern Public Service Co.,
              5.125%, 11-1-2006...............................       302
     270    Texas Eastern Transmission L.P.,
              5.25%, 7-15-2007................................       272
                                                                --------
                                                                   3,400
                                                                --------
            Total corporate bonds: investment grade
              (cost $53,790)..................................  $ 53,234
                                                                --------
U.S. GOVERNMENT SECURITIES -- 9.5%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.3%
     400    Federal Home Loan Bank 3.00% 2008.................       386
                                                                --------
            U.S. TREASURY SECURITIES -- 9.2%
  13,570    3.50% 2007........................................    13,448
                                                                --------
            Total U.S. government securities
              (cost $13,920)..................................  $ 13,834
                                                                --------
U.S. GOVERNMENT AGENCIES -- 4.9%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.9%
   1,000    5.50% 2029........................................     1,003
     632    6.00% 2031........................................       641
     794    6.00% 2031-2032...................................       807
     243    6.50% 2017........................................       252
                                                                --------
                                                                   2,703
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.4%
     449    6.00% 2032-2033...................................       459
     169    6.50% 2032........................................       175
                                                                --------
                                                                     634
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE -- 2.6%
   2,674    6.00% 2030-2032...................................     2,710
     890    6.00% 2033........................................       919
     109    7.00% 2032........................................       116
                                                                --------
                                                                   3,745
                                                                --------
            Total U.S. government agencies
              (cost $7,236)...................................  $  7,082
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
SHORT-TERM INVESTMENTS -- 5.4%
            CONSUMER CYCLICAL -- 0.3%
$    500    Avery Dennison Corp.,
              3.46%, 6-7-2006 H...............................  $    500
                                                                --------
            FINANCE -- 5.1%
   2,580    BNP Paribas Repurchase Agreement,
              3.25%, 8-1-2005 @...............................     2,580
   2,419    RBS Greenwich Repurchase Agreement,
              3.23%, 8-1-2005 @...............................     2,419
   2,348    UBS Warburg Repurchase Agreement,
              3.25%, 8-1-2005 @...............................     2,348
                                                                --------
            Total short-term investments
              (cost $7,847)...................................  $  7,847
                                                                --------
            Total investments in securities
              (cost $147,512) S...............................  $145,929
                                                                --------
            Other assets and liabilities......................  $   (104)
                                                                --------
            Total net assets..................................  $145,825
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.43% of total net assets at July 31, 2005.

    s At July 31, 2005, the cost of securities for federal income tax purposes is $147,512 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $    97
      Unrealized depreciation........................   (1,680)
                                                       -------
      Net unrealized depreciation....................  $(1,583)
                                                       =======

    9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $21,343, which represents
       14.64% of total net assets.

    H Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2005.

    w The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2005.

 THE HARTFORD SHORT DURATION FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

@ Repurchase agreements collateralized as follows:

                                                                         SECURITY         COUPON RATE     EXPIRATION DATE
                                                                         --------         -----------     ---------------
    BNP Paribas Repurchase Agreement                                U.S. Treasury Bond    6.25%-9.875%       2015-2026
    RBS Greenwitch Repurchase Agreement                             U.S. Treasury Bill     3.07%-3.54%       2005-2006
    UBS Warburg Repurchase Agreement                                U.S. Treasury Bond    6.25%-9.125%       2016-2026

u Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

 THE HARTFORD SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- 98.9%
            BASIC MATERIALS -- 6.0%
     271    Alkermes, Inc. lt.................................  $  4,200
      71    Arch Coal, Inc. ..................................     4,068
      75    Century Aluminum Co. lt...........................     1,824
      47    Cytec Industries, Inc. ...........................     2,125
      27    Eagle Materials, Inc. ............................     2,779
     145    Hercules, Inc. lt.................................     2,031
      55    Jarden Corp. lt...................................     2,100
                                                                --------
                                                                  19,127
                                                                --------
            CAPITAL GOODS -- 1.8%
     105    Moog, Inc. Class A l..............................     3,323
      72    WMS Industries, Inc. l............................     2,338
                                                                --------
                                                                   5,661
                                                                --------
            CONSUMER CYCLICAL -- 20.0%
      61    Advance Auto Parts, Inc. lt.......................     4,202
      73    Aeropostale, Inc. lt..............................     2,170
     135    American Tower Corp. Class A lt...................     3,100
     625    Corporacion GEO S.A. de C.V. l....................     1,725
      40    Dick's Sporting Goods, Inc. lt....................     1,580
      97    DSW, Inc l........................................     2,578
      67    Electronics Boutique Holdings Corp. lt............     4,335
     176    GameStop Corp. Class A lt.........................     6,030
     524    Geox S.p.A. ......................................     4,734
     189    Insight Enterprises, Inc. lt......................     3,863
      73    Landry's Restaurants, Inc. .......................     2,262
     186    Men's Wearhouse, Inc. l...........................     6,685
     117    Persimmon plc.....................................     1,639
      81    RARE Hospitality International, Inc. lt...........     2,527
      32    Standard-Pacific Corp. ...........................     3,080
     118    Stewart and Stevenson Services, Inc. .............     2,735
     329    Stolt Offshore S.A. ln............................     3,782
      43    Urban Outfitters, Inc. lt.........................     2,606
      63    Washington Group International, Inc. lt...........     3,397
                                                                --------
                                                                  63,030
                                                                --------
            CONSUMER STAPLES -- 1.3%
       8    Diamond Foods, Inc. lt............................       170
     112    Peet's Coffee & Tea, Inc. lt......................     3,835
                                                                --------
                                                                   4,005
                                                                --------
            ENERGY -- 3.5%
       7    Alon USA Energy, Inc. l...........................       124
      87    Cabot Oil & Gas Corp. ............................     3,523
      50    Cheniere Energy, Inc. lt..........................     1,713
     126    Range Resources Corp. ............................     3,850
     550    Singapore Petroleum Co. t.........................     1,684
       3    Superior Well Services, Inc. l....................        46
                                                                --------
                                                                  10,940
                                                                --------
            FINANCE -- 12.9%
     224    Admiral Group plc.................................     1,454
      41    Affiliated Managers Group, Inc. lt................     2,894
      64    AMCORE Financial, Inc. ...........................     2,019
     148    American Equity Investment Life Holding Co. ......     1,651
      98    Arch Capital Group Ltd. l.........................     4,493
     130    CB Richard Ellis Group, Inc. Class A lt...........     6,000
      49    IndyMac Bancorp, Inc. ............................     2,156
   1,587    Melco International Development Ltd. .............     1,795

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            FINANCE -- (CONTINUED)
     140    Nasdaq Stock Market, Inc. lt......................  $  3,175
      82    Nuveen Investments Class A........................     3,132
      38    Oil Service HOLDRs Trust..........................     4,265
      63    Pirelli & C. Real Estate S.p.A. t.................     3,812
      37    ProAssurance Corp. lt.............................     1,610
      71    Signature Bank lt.................................     2,136
                                                                --------
                                                                  40,592
                                                                --------
            HEALTH CARE -- 13.9%
     187    Abgenix, Inc. lt..................................     1,943
      41    Advanced Neuromodulation Systems, Inc. l..........     2,027
     157    Amylin Pharmaceuticals, Inc. lt...................     2,927
     113    AtheroGenics, Inc. lt.............................     1,882
      55    Covance, Inc. l...................................     2,722
      88    Endo Pharmaceuticals Holdings, Inc. lt............     2,503
     163    Human Genome Sciences, Inc. lt....................     2,394
      71    ICOS Corp. lt.....................................     1,793
     150    Impax Laboratories, Inc. lt.......................     2,378
      93    Medicines Co. lt..................................     2,023
     101    NPS Pharmaceuticals, Inc. lt......................     1,094
      57    OSI Pharmaceuticals, Inc. lt......................     2,341
      66    Pharmaceutical Product Development, Inc. lt.......     3,750
      70    Respironics, Inc. lt..............................     2,641
     532    Rite Aid Corp. t..................................     2,390
      79    Salix Pharmaceuticals Ltd. lt.....................     1,526
      50    Schwarz Pharma AG t...............................     2,507
     161    Symbion, Inc. l...................................     3,901
      76    Vertex Pharmaceuticals, Inc. lt...................     1,204
                                                                --------
                                                                  43,946
                                                                --------
            SERVICES -- 13.2%
      98    Advisory Board Co. lt.............................     5,102
     821    APN News & Media Ltd. t...........................     3,263
      55    Central European Media Enterprises Ltd. lt........     2,643
      59    Corporate Executive Board Co. ....................     4,788
     220    DiamondCluster International, Inc. lt.............     2,094
     200    Exelixis, Inc. lt.................................     1,773
      13    Focus Media Holding Limited ADR l.................       248
      41    Jacobs Engineering Group, Inc. l..................     2,419
     494    La Quinta Corp. lt................................     4,445
      73    Lamar Advertising Co. lt..........................     3,230
      88    Monster Worldwide, Inc. lt........................     2,667
      51    Red Robin Gourmet Burgers, Inc. lt................     3,070
     100    Stericycle, Inc. lt...............................     5,808
                                                                --------
                                                                  41,550
                                                                --------
            TECHNOLOGY -- 22.1%
     163    AudioCodes Ltd. lt................................     1,484
      81    Cogent, Inc. (COGT) t.............................     2,422
     153    Crown Castle International Corp. lt...............     3,331
      15    Emageon, Inc. lt..................................       210
     244    Evergreen Solar, Inc. t...........................     1,717
     121    F5 Networks, Inc. lt..............................     5,103
      51    Hologic, Inc. l...................................     2,305
      36    Itron, Inc. lt....................................     1,723
     252    MEMC Electronic Materials, Inc. lt................     4,281
     137    Microsemi Corp. l.................................     2,931
      42    NAVTEQ Corp. l....................................     1,863
      15    Neustar, Inc. l...................................       419
     390    Opsware, Inc. lt..................................     2,182

 THE HARTFORD SMALL COMPANY FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     356    Red Hat, Inc. lt..................................  $  5,431
     221    Salesforce.com, Inc. lt...........................     5,193
      94    SiRF Technology Holdings, Inc. lt.................     2,061
      63    SRA International, Inc. l.........................     2,351
     183    Take-Two Interactive Software, Inc. lt............     4,497
     973    Techtronic Industries Co., Ltd. t.................     2,414
     123    THQ, Inc. lt......................................     4,286
     107    TomTom NV l.......................................     3,551
     316    UbiquiTel, Inc. lt................................     2,888
     115    Verifone Holdings, Inc. lt........................     2,392
     118    Verint Systems, Inc. lt...........................     4,598
                                                                --------
                                                                  69,633
                                                                --------
            TRANSPORTATION -- 2.2%
      64    Forward Air Corp. l...............................     2,241
     107    GOL Linhas Aereas Inteligentes S.A. ADR t.........     3,168
      68    Knight Transportation, Inc. ......................     1,611
                                                                --------
                                                                   7,020
                                                                --------
            UTILITIES -- 2.0%
     298    ERG S.p.A. .......................................     6,327
                                                                --------
            Total common stock
              (cost $244,511).................................  $311,831
                                                                --------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 25.8%
            FINANCE -- 0.1%
 $   168    Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................  $    168
     101    Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................       101
     146    J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       146
      51    UBS Securities LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................        51
      45    UBS Securities LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................        45
                                                                --------
                                                                     511
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 25.7%
  80,946    Navigator Prime Portfolio.........................  $ 80,946
                                                                --------
            Total short-term investments
              (cost $81,457)..................................  $ 81,457
                                                                --------
            Total investments in securities
              (cost $325,968) s...............................  $393,288
                                                                --------
            Other assets and liabilities......................  $(77,975)
                                                                --------
            Total net assets..................................  $315,313
                                                                --------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 39.48% of total net assets at July 31, 2005.

     Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at July 31, 2005, was $33,411, which represents 10.60% of total net assets.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $326,647 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $71,357
      Unrealized depreciation.........................   (4,716)
                                                        -------
      Net unrealized appreciation.....................  $66,641
                                                        =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $3,782, which represents 1.20% of total net assets.

 t   Security is fully or partially on loan at July 31, 2005.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2005

                                                                                                                     UNREALIZED
                                                                   MARKET       CONTRACT                            APPRECIATION
DESCRIPTION                                                        VALUE         AMOUNT        DELIVERY DATE       (DEPRECIATION)
-----------                                                        ------       --------       -------------       --------------
Australian Dollar (Buy)                                              127           127           8/2/2005                 u
Euro (Buy)                                                          $267          $266           8/1/2005                $1
Norwegian Krone (Buy)                                                 47            46           8/1/2005                 1
                                                                                                                         --
                                                                                                                         $2
                                                                                                                         ==

--------------------------------------------------------------------------------

@ Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                      -------------    -----------     ---------------
      Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
      Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
      J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                        FNMA            4.50%-7.00%       2005-2020
                                                                        FNMA           4.50%-11.00%       2009-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                        FNMA            4.00%-9.50%       2008-2035

 THE HARTFORD SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- 98.9%
            BASIC MATERIALS -- 7.1%
     152    Alkermes, Inc. l..................................  $  2,362
      63    Cabot Microelectronics Corp. l....................     1,888
      42    Carpenter Technology Corp. .......................     2,656
     196    Century Aluminum Co. l............................     4,801
      14    Eagle Materials, Inc. ............................     1,386
      34    Glatfelter........................................       434
      85    Longview Fibre Co. ...............................     1,893
      36    Mueller Industries, Inc. .........................     1,039
      20    NS Group, Inc. ...................................       828
      24    Texas Industries, Inc. ...........................     1,760
      29    Timken Co. .......................................       776
     128    Titan International, Inc. ........................     1,681
                                                                --------
                                                                  21,504
                                                                --------
            CAPITAL GOODS -- 2.9%
      28    Albany International Corp. Class A................       988
      25    Briggs & Stratton Corp. ..........................       927
      35    CyberOptics Corp. l...............................       487
      67    Graco, Inc. ......................................     2,554
      33    Lennox International, Inc. .......................       811
      99    Tempur-Pedic International, Inc. l................     1,704
      31    Toro Co. .........................................     1,239
                                                                --------
                                                                   8,710
                                                                --------
            CONSUMER CYCLICAL -- 9.9%
      54    Adesa, Inc. ......................................     1,309
      30    CEC Entertainment, Inc. l.........................     1,149
      50    CKE Restaurants, Inc. l...........................       642
      16    Click Commerce, Inc. l............................       450
      43    DSW, Inc. l.......................................     1,150
      11    ESCO Technologies, Inc. l.........................     1,217
      74    Genesco, Inc. l...................................     2,743
      34    IKON Office Solutions, Inc. ......................       329
      18    Jack in the Box, Inc. l...........................       673
      67    JAKKS Pacific, Inc. l.............................     1,152
      41    Kenneth Cole Productions, Inc. Class A............     1,232
      21    K-Swiss, Inc. Class A.............................       702
      54    Noble International Ltd. .........................     1,433
      30    Panera Bread Co. Class A l........................     1,748
      63    Skechers U.S.A., Inc. Class A l...................     1,041
      52    Sotheby's Holdings, Inc. Class A l................       787
      30    Standard-Pacific Corp. ...........................     2,833
      65    Stewart and Stevenson Services, Inc. .............     1,505
      67    Stride Rite Corp. ................................       944
      81    The Finish Line, Inc. ............................     1,463
      92    Timberland Co. Class A l..........................     3,071
      19    Watsco, Inc. .....................................       886
      38    WCI Communities, Inc. l...........................     1,280
                                                                --------
                                                                  29,739
                                                                --------
            ENERGY -- 5.6%
      47    Cabot Oil & Gas Corp. ............................     1,906
      17    Cheniere Energy, Inc. l...........................       578
      57    Chesapeake Energy Corp. ..........................     1,475
      42    Energy Partners Ltd. l............................     1,101
      84    Frontier Oil Corp. ...............................     2,351
      54    Giant Industries, Inc. l..........................     2,114
      19    Houston Exploration Co. l.........................     1,081
     189    PetroQuest Energy, Inc. l.........................     1,382

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            ENERGY -- (CONTINUED)
      33    St. Mary Land & Exploration Co. ..................  $  1,027
       2    Superior Well Services, Inc. l....................        44
      32    Swift Energy Co. l................................     1,284
      13    Tesoro Corp. l....................................       612
     159    The Meridian Resource Corp. l.....................       803
      37    Vintage Petroleum, Inc. ..........................     1,314
                                                                --------
                                                                  17,072
                                                                --------
            FINANCE -- 10.7%
      24    Aaron Rents, Inc. ................................       584
      50    Advanta Corp. Class B.............................     1,490
      62    Affiliated Managers Group, Inc. l.................     4,442
      91    American Capital Strategies Ltd. .................     3,428
      20    American Home Mortgage Investment Corp. ..........       780
      15    AMERIGROUP Corp. l................................       523
      88    Apsen Insurance Holdings Ltd. ....................     2,489
      43    Arch Capital Group Ltd. l.........................     1,964
      15    City Holding Co. .................................       591
      21    CompuCredit Corp. l...............................       784
      49    Ditech Communications Corp. l.....................       392
     110    IndyMac Bancorp, Inc. ............................     4,793
      20    Irwin Financial Corp. ............................       443
      28    Medical Properties Trust, Inc. (REIT).............       289
      32    Movie Gallery, Inc. ..............................       795
      33    Platinum Underwriters Holdings Ltd. ..............     1,154
     116    Rent-Way, Inc. l..................................     1,126
      49    Rotech Healthcare, Inc. l.........................     1,125
     216    Scottish Re Group Ltd. ...........................     5,188
                                                                --------
                                                                  32,380
                                                                --------
            HEALTH CARE -- 18.2%
     255    Abgenix, Inc. l...................................     2,639
      38    Alliance Imaging, Inc. l..........................       386
      32    Amedisys, Inc. l..................................     1,245
      18    American Healthways, Inc. l.......................       798
     153    Amylin Pharmaceuticals, Inc. l....................     2,851
     224    Applera Corp. -- Celera Genomics Group l..........     2,764
     147    Ciphergen Biosystems, Inc. l......................       303
     159    CV Therapeutics, Inc. l...........................     4,482
      82    Diagnostic Products Corp. ........................     4,647
     275    Encysive Pharmaceuticals, Inc. l..................     3,498
      27    Genesis HealthCare Corp. l........................     1,223
      76    Haemonetics Corp. l...............................     3,201
      86    Human Genome Sciences, Inc. l.....................     1,252
     113    Incyte Corp. l....................................       903
      61    Kos Pharmaceuticals, Inc. l.......................     4,361
      81    Kosan Biosciences, Inc. l.........................       722
      42    LifePoint Hospitals, Inc. l.......................     1,978
      14    Longs Drug Stores Corp. ..........................       590
      42    Medical Action Industries, Inc. l.................       800
     223    NPS Pharmaceuticals, Inc. l.......................     2,422
      91    Nu Skin Enterprises, Inc. Class A.................     2,147
      66    Onyx Pharmaceuticals, Inc. l......................     1,541
      47    OSI Pharmaceuticals, Inc. l.......................     1,924
      29    Pharmion Corp. l..................................       707
     193    Regeneron Pharmaceutical, Inc. l..................     1,859
      70    Salix Pharmaceuticals Ltd. l......................     1,357

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
      32    Sierra Health Services, Inc. .....................  $  2,165
      61    STERIS Corp. l....................................     1,668
      13    Vital Signs, Inc. ................................       587
                                                                --------
                                                                  55,020
                                                                --------
            SERVICES -- 15.8%
     132    Acxiom Corp. .....................................     2,655
      35    Advo, Inc. .......................................     1,229
      77    Allscripts Healthcare Solutions, Inc. l...........     1,313
      61    Ameristar Casinos, Inc. ..........................     1,792
     144    Aspect Communications Corp. l.....................     1,640
     208    BISYS Group, Inc. l...............................     3,264
      55    Bluegreen Corp. l.................................       982
      72    Central European Media Enterprises Ltd. l.........     3,469
      36    Cerner Corp. l....................................     2,700
      38    Convergys Corp. l.................................       559
      29    CPI Corp. ........................................       504
     187    Cumulus Media, Inc. Class A l.....................     2,361
     478    Digital Generation Systems, Inc. l................       368
      73    Digital River, Inc. l.............................     2,926
      73    Epicor Software Corp. l...........................     1,086
     171    Exelixis, Inc. l..................................     1,513
      42    Gevity HR, Inc. ..................................       924
      13    Global Imaging Systems, Inc. l....................       454
     147    Heidrick & Struggles International, Inc. l........     4,410
      82    Imergent, Inc. l..................................       928
      47    ITT Educational Services, Inc. l..................     2,383
      14    John H. Harland Co................................       549
      43    Journal Register Co. l............................       799
      72    Lin TV Corp. Class A l............................     1,020
      35    Lincoln Educational Services l....................       703
      15    MAXIMUS, Inc. ....................................       569
      54    MTR Gaming Group, Inc. l..........................       566
      19    MTS Systems Corp. ................................       753
     131    Per-Se Technologies, Inc. l.......................     3,016
      52    Playboy Enterprises Class B l.....................       692
      54    Regent Communications, Inc. l.....................       318
      54    Watson Wyatt & Co. Holdings, Inc. ................     1,480
                                                                --------
                                                                  47,925
                                                                --------
            TECHNOLOGY -- 23.8%
      70    Altiris, Inc. l...................................     1,056
      27    Comtech Telecommunications Corp. l................       944
     159    Corillian Corp. l.................................       522
      72    Cree, Inc. l......................................     2,120
     189    CSG Systems International, Inc. l.................     3,515
      66    Diodes, Inc. l....................................     2,550
      75    Emulex Corp. l....................................     1,417
     130    Fairchild Semiconductor International, Inc. l.....     2,199
     138    FuelCell Energy, Inc. l...........................     1,369
      75    General Communication, Inc. Class A l.............       768
      80    Hutchinson Technology, Inc. l.....................     2,667
     118    Hyperion Solutions Corp. l........................     5,558
      59    Innovative Solutions & Support, Inc. l............     1,086
      52    Inphonic, Inc. l..................................       824

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            TECHNOLOGY -- (CONTINUED)
     201    Intervoice, Inc. l................................  $  1,755
      34    j2 Global Communications, Inc. l..................     1,352
      47    Jupitermedia Corp. l..............................     1,027
      51    Komag, Inc. l.....................................     1,809
      31    Kronos, Inc. l....................................     1,471
      20    Lowrance Electronics, Inc. .......................       463
      98    MEMC Electronic Materials, Inc. l.................     1,667
      89    Micrel, Inc. l....................................     1,078
      16    MicroStrategy, Inc. l.............................     1,204
      37    Novatel, Inc. l...................................     1,209
     634    ON Semiconductor Corp. l..........................     3,646
      87    Perot Systems Corp. Class A l.....................     1,219
     297    Premiere Global Services, Inc. ...................     3,033
      31    QAD, Inc. ........................................       242
     104    Radyne Corp. l....................................     1,036
     113    Serena Software, Inc. l...........................     2,313
      80    Sigmatel, Inc. l..................................     1,604
      39    Sybase, Inc. l....................................       828
     109    Take-Two Interactive Software, Inc. l.............     2,685
     120    THQ, Inc. l.......................................     4,205
      48    Transaction Systems Architects, Inc. l............     1,273
     181    Trizetto Group, Inc. l............................     2,911
     148    UbiquiTel, Inc. l.................................     1,349
     196    United Online, Inc. l.............................     2,259
      29    Varian Semiconductor Equipment Associates, Inc.
              l...............................................     1,216
      70    WebEx Communications, Inc. l......................     1,994
      12    Websense, Inc. l..................................       598
                                                                --------
                                                                  72,041
                                                                --------
            TRANSPORTATION -- 4.2%
      77    Arkansas Best Corp. ..............................     2,627
      45    General Maritime Corp. l..........................     1,738
      74    Knight Transportation, Inc. ......................     1,750
     162    Werner Enterprises, Inc. .........................     3,068
      73    World Air Holdings, Inc. l........................       921
      47    Yellow Roadway Corp. l............................     2,508
                                                                --------
                                                                  12,612
                                                                --------
            UTILITIES -- 0.7%
     155    Sierra Pacific Resources l........................     2,007
                                                                --------
            Total common stock
              (cost $257,320).................................  $299,010
                                                                --------

PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 9.4%
            FINANCE -- 1.5%
 $ 4,468    UBS Securities, LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................  $  4,468
                                                                --------

 THE HARTFORD SMALLCAP GROWTH FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.9%
  23,944    BNY Institutional Cash Reserve Fund...............  $ 23,944
                                                                --------
            Total short-term investments
              (cost $28,412)..................................  $ 28,412
                                                                --------
            Total investments in securities
              (cost $285,732) s...............................  $327,422
                                                                --------
            Other assets and liabilities......................  $(24,945)
                                                                --------
            Total net assets..................................  $302,477
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.74% of total net assets at July 31, 2005.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $286,707 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 49,364
      Unrealized depreciation........................    (8,649)
                                                       --------



      Net unrealized appreciation....................  $ 40,715
                                                       ========

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 t   Security is fully or partially on loan at July 31, 2005.

 @   Repurchase agreements collateralized as follows:

                                                                        SECURITY TYPE       COUPON RATE    EXPIRATION DATE
                                                                        -------------       -----------    ---------------
      UBS Securities, Inc. Joint Repurchase Agreement                 U.S. Treasury Bond      8.875%            2017

 THE HARTFORD STOCK FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE 9
---------                                                       ----------
COMMON STOCK -- 99.1%
            BASIC MATERIALS -- 5.2%
     190    3M Co. ...........................................  $   14,235
     612    Alcoa, Inc. ......................................      17,172
     317    Dow Chemical Co. .................................      15,181
      72    DuPont (E.I.) de Nemours & Co. ...................       3,056
     736    Rio Tinto plc.....................................      24,436
                                                                ----------
                                                                    74,080
                                                                ----------
            CAPITAL GOODS -- 4.6%
     241    Boeing Co. .......................................      15,889
     156    Deere & Co. ......................................      11,500
     153    Illinois Tool Works, Inc. ........................      13,070
      91    Ingersoll-Rand Co. Class A........................       7,106
     366    United Technologies Corp. ........................      18,576
                                                                ----------
                                                                    66,141
                                                                ----------
            CONSUMER CYCLICAL -- 10.0%
     537    Caterpillar, Inc. ................................      28,966
     358    Costco Wholesale Corp. ...........................      16,462
     349    Dollar General Corp. .............................       7,082
     223    Federated Department Stores.......................      16,889
     700    Gap, Inc. ........................................      14,773
     669    Home Depot, Inc. .................................      29,126
     243    McDonald's Corp. .................................       7,562
     395    Toyota Motor Corp. ...............................      14,939
     137    Wal-Mart Stores, Inc. ............................       6,781
                                                                ----------
                                                                   142,580
                                                                ----------
            CONSUMER STAPLES -- 6.7%
     340    Archer-Daniels-Midland Co. .......................       7,806
     585    Coca-Cola Co. ....................................      25,591
     484    PepsiCo, Inc. ....................................      26,376
     653    Procter & Gamble Co. .............................      36,299
                                                                ----------
                                                                    96,072
                                                                ----------
            ENERGY -- 7.8%
     270    BHP Billiton Ltd. ADR t...........................       8,000
      96    Chevron Corp. ....................................       5,577
     333    ConocoPhillips....................................      20,817
     568    Exxon Mobil Corp. ................................      33,352
      77    Occidental Petroleum Corp. .......................       6,327
     240    Schlumberger Ltd. ................................      20,106
      99    Total S.A. ADR t..................................      12,350
     270    Williams Companies, Inc. .........................       5,741
                                                                ----------
                                                                   112,270
                                                                ----------
            FINANCE -- 18.9%
     706    American International Group, Inc. ...............      42,492
     653    Bank of America Corp. ............................      28,475
     786    Citigroup, Inc. ..................................      34,178
     370    Credit Suisse Group ADR...........................      15,486
     280    Federal National Mortgage Association.............      15,641
     113    General Growth Properties, Inc. ..................       5,201
     125    Goldman Sachs Group, Inc. ........................      13,403
      61    Marsh & McLennan Companies, Inc. .................       1,753
     975    MBNA Corp. .......................................      24,521
       1    Mitsubishi Tokyo Financial Group, Inc. ...........      11,581
      99    ORIX Corp. .......................................      14,575
     626    St. Paul Travelers Companies, Inc. t..............      27,556

                                                                  MARKET
 SHARES                                                          VALUE 9
---------                                                       ----------
            FINANCE -- (CONTINUED)
     432    State Street Corp. t..............................  $   21,483
   2,690    UniCredito Italiano S.p.A. .......................      14,234
                                                                ----------
                                                                   270,579
                                                                ----------
            HEALTH CARE -- 15.3%
     393    Abbott Laboratories...............................      18,330
     386    Amgen, Inc. l.....................................      30,752
     115    AstraZeneca plc...................................       5,214
     137    AstraZeneca plc ADR...............................       6,243
      60    Cardinal Health, Inc. ............................       3,569
     104    Forest Laboratories, Inc. l.......................       4,168
     102    Genzyme Corp. l...................................       7,560
     138    Gilead Sciences, Inc. l...........................       6,193
     486    Lilly (Eli) & Co. ................................      27,360
     493    Medtronic, Inc. ..................................      26,603
   1,162    Pfizer, Inc. .....................................      30,796
     116    Roche Holding AG..................................      15,664
     495    Sanofi-Aventis S.A. ADR...........................      21,446
     705    Schering-Plough Corp. ............................      14,686
                                                                ----------
                                                                   218,584
                                                                ----------
            SERVICES -- 4.2%
     662    Accenture Ltd. Class A l..........................      16,574
      49    Starwood Hotels & Resorts Worldwide, Inc. ........       3,128
     436    Viacom, Inc. Class B..............................      14,615
     399    Walt Disney Co. ..................................      10,230
     446    XM Satellite Radio Holdings, Inc. Class A lt......      15,873
                                                                ----------
                                                                    60,420
                                                                ----------
            TECHNOLOGY -- 24.9%
     851    Applied Materials, Inc. l.........................      15,715
   1,044    AT&T Corp. .......................................      20,663
   1,838    Cisco Systems, Inc. l.............................      35,198
      81    Electronic Arts, Inc. lt..........................       4,677
     320    EMC Corp. l.......................................       4,384
     623    First Data Corp. .................................      25,630
   1,355    General Electric Co. .............................      46,761
     458    Hewlett-Packard Co. ..............................      11,273
     145    International Business Machines Corp. ............      12,102
      85    KLA-Tencor Corp. lt...............................       4,405
   2,116    Microsoft Corp. ..................................      54,198
     645    Motorola, Inc. ...................................      13,655
     200    Qualcomm, Inc. ...................................       7,882
     151    Research In Motion Ltd. l.........................      10,634
      32    Samsung Electronics Co., Ltd. ....................      17,490
     599    Sprint Corp. t....................................      16,118
     144    Telefonica S.A. ADR...............................       7,280
   2,134    Time Warner, Inc. l...............................      36,314
     376    Yahoo!, Inc. l....................................      12,543
                                                                ----------
                                                                   356,922
                                                                ----------
            TRANSPORTATION -- 1.5%
     413    Carnival Corp. ...................................      21,657
                                                                ----------
            Total common stock
              (cost $1,319,678)...............................  $1,419,305
                                                                ----------

 THE HARTFORD STOCK FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE 9
---------                                                       ----------
SHORT-TERM INVESTMENTS -- 4.0%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 4.0%
  57,326    BNY Institutional Cash Reserve Fund...............  $   57,326
                                                                ----------
            Total short-term investments
              (cost $57,326)..................................  $   57,326
                                                                ----------
            Total investments in securities
              (cost $1,377,004) s.............................  $1,476,631
                                                                ----------
            Other assets and liabilities......................  $  (44,094)
                                                                ----------
            Total net assets..................................  $1,432,537
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.85% of total net assets at July 31, 2005. The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Fund's Board of Directors at July 31, 2005, was $118,132, which represents 8.25% of total net assets.

    l  Currently non-income producing.

    s  At July 31, 2005, the cost of securities for federal income tax purposes is $1,394,561 and the aggregate gross unrealized appreciation and depreciation based on that cost was:
Unrealized                                                                   132,000
appreciation...
Unrealized                                                                   (49,930)
depreciation...
       -------------------------------------------------------------------------
Net    $                                                                  82,070
unrealized
appreciation...
       =========================================================================

    9 For information regarding the Fund's policy for valuation of invest-ments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    t  Security is fully or partially on loan at July 31, 2005.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
MUNICIPAL BONDS -- 97.1%
            GENERAL OBLIGATIONS -- 20.9%
 $  100     Azusa, CA,
              5.75%, Special Tax Comm Fac Dist #1 Mountain
              Cove GO 9-1-2021................................  $   102
     50     Beaumont, CA,
              7.25%, FA Rev GO 9-1-2020.......................       53
    500     California Infrastructure & Econ Dev,
              5.00%, Bay Area Toll Brdgs 1st Lien GO FSA
              7-1-2022........................................      531
    900     California Kindergarten University,
              1.73%, 5-1-2034 H...............................      900
    400     Contra Costa County, CA, Pub
              FA Tax Alloc Rev,
              5.625%, Multiple Proj Areas GO 8-1-2033.........      421
    200     Elk Grove, CA,
              5.85%, Special Tax East Franklin Community #02-1
              GO 8-1-2036.....................................      202
     57     Indio, CA,
              6.35%, Public Improvement Act 1915 Special
              Assessment #2002-3 GO 9-2-2027..................       59
    300     Oceanside, CA,
              5.70%, Comm Dev GO 9-1-2025.....................      317
    100     Perris, CA,
              6.25%, Public FA Local Agency Rev GO 9-1-2033...      106
    250     Puerto Rico Commonwealth,
              5.00%, Ref GO 7-1-2030..........................      265
    300     Puerto Rico Commonwealth,
              5.25%, Public Impt GO 7-1-2019..................      326
    425     Solano, CA,
              5.25%, GO MBIA 11-1-2021........................      460
    110     University Virgin Islands,
              5.00%, GO 12-1-2021.............................      114
                                                                -------
                                                                  3,856
                                                                -------
            HEALTH CARE/SERVICES -- 8.3%
    200     ABAG FA for Non-Profit Corp California,
              5.375%, San Diego Hosp Assoc 3-1-2021...........      210
    250     California Health Fac FA,
              5.25%, Catholic Healthcare West 7-1-2023........      262
    300     California Public Works Board,
              5.00% Department of Health Services Richmond Lab
              11-01-2030......................................      313
    200     California Public Works Board,
              5.375%, Dept of Mental Health Patton 4-1-2028...      214
    250     California State Comm Dev Auth,
              6.00%, Health Fac Memorial Health Services Rev
              10-1-2023.......................................      279
    250     California Statewide Community Development Auth.,
              5.25%, Daughter of Charity Health 7-1-2030......      260
                                                                -------
                                                                  1,538
                                                                -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 17.6%
    455     California EDL Facilities Authority Rev,
              5.00%, 10-1-2025................................      465
    630     California EDL Facilities Authority Rev,
              5.00%, 4-01-2030................................      648

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
            HIGHER EDUCATION -- (CONTINUED)
 $  500     California Educ FA,
              5.25%, Santa Clara Univ Rev 9-1-2016............  $   564
    250     California State Comm Dev Auth,
              6.75%, John F. Kennedy University Rev
              10-1-2033.......................................      264
  1,000     California State University Revenue,
              5.00%, 11-01-2028...............................    1,063
    250     Corona-Norco, CA,
              5.625%, USD Special Tax Comm Fac Dist #02
              9-1-2033........................................      253
                                                                -------
                                                                  3,257
                                                                -------
            HOUSING (HFA'S, ETC.) -- 3.5%
    650     California St Economic Recovery,
              1.51%, 01-01-2012 H.............................      650
                                                                -------
            LAND DEVELOPMENT -- 8.6%
    350     Burbank, CA,
              5.50%, FA Rev South San Fernando Redev Proj B
              12-1-2023.......................................      366
    400     Fontana, CA,
              5.50%, Redev Agency Tax Allocation Ref Jurupa
              Hills Redev Proj 10-1-2027......................      415
    250     Oakland, CA,
              5.25%, Redev Agency Colliseum Area Redev Tax
              Allocation 9-1-2033.............................      259
    200     San Diego, CA,
              5.25%, Redev Agency Centre City Sub Pkg
              9-1-2026........................................      205
    175     San Diego, CA,
              5.30%, Redev Agency Tax Allocation North Park
              Redev Proj 9-1-2016.............................      180
    150     San Diego, CA,
              5.60%, Redev Agency Tax Allocation North Bay
              Redev Proj 9-1-2017.............................      158
                                                                -------
                                                                  1,583
                                                                -------
            MISCELLANEOUS -- 15.3%
    200     California Kings River Conservation Dist,
              5.00%, Rev Ref Partner Peaking Project
              5-1-2013........................................      213
    400     Huntington Park, CA, Public FA,
              5.25%, Rev Ref 9-1-2019.........................      444
    135     Indio, CA,
              5.00%, Public FA Rev Local Agency 9-2-2014......      137
  1,000     Kern County, CA,
              6.00%, California Tobacco Securitization Agency
              06-01-2029......................................    1,080
    100     Lake Elsinore, CA,
              5.85%, Special Tax Impt Comm Fac Dist #2-A
              9-1-2024........................................      103
    310     Long Beach, CA,
              5.00%, Harbor Rev Ref 5-15-2015.................      329
    250     Sacramento (city of), CA, North Natomas Community
              Facilities 97-01 special tax, 09-01-2025........      247

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- (CONTINUED)
 $  250     Virgin Islands Public FA,
              6.125%, Refinery Fac Rev Hovenska Refinery
              7-1-2022........................................  $   272
                                                                -------
                                                                  2,825
                                                                -------
            POLLUTION CONTROL -- 1.4%
    250     California PCR,
              3.50%, Pacific Gas & Elec 12-1-2023.............      252
                                                                -------
            PUBLIC FACILITIES -- 8.1%
    250     California Public Works Board,
              5.00%, Dept of Corrections Ref 12-1-2018........      267
    100     Capistrano, CA,
              5.875%, USD Comm Fac Dist Special Tax #90-2
              Talega 9-1-2022.................................      105
    100     Jurupa, CA,
              5.875%, Comm Services Dist #6 Special Tax
              9-1-2032........................................      102
    110     Moreno Valley, CA,
              5.60%, USD Comm Fac Special Tax #2002-1
              9-1-2017........................................      113
    100     Orange County, CA,
              5.20%, Comm Fac Dist Special #02-1 Ladera Ranch
              8-15-2019.......................................      103
    200     Orange County, CA,
              5.40%, Comm Fac Dist Special Tax #02-1 Ladera
              Ranch 8-15-2022.................................      206
    250     Tustin, CA,
              5.60%, USD Comm Fac Dist Special Tax #97 Jr Lien
              9-1-2029........................................      254
    200     Val Verde, CA,
              6.00%, USD FA Special Tax Rev Jr Lien
              10-1-2021.......................................      209
    125     William S. Hart USD,
              5.85%, Special Tax Comm Fac Dist #2002-1
              9-1-2022........................................      128
                                                                -------
                                                                  1,487
                                                                -------
            UTILITIES -- COMBINED -- 1.5%
    250     California State Water Dept,
              5.875%, Res Power Supply Rev 5-1-2016...........      281
                                                                -------
            UTILITIES -- GAS -- 1.7%
    300     Chula Vista, CA,
              5.30%, IDR Daily San Diego Gas 7-1-2021.........      322
                                                                -------
            UTILITIES -- WATER AND SEWER -- 8.0%
    500     Atwater, CA,
              5.50%, Public FA Rev Sewer & Water Proj
              5-1-2028........................................      512
    250     Big Bear Muni Water Dist,
              5.00%, 1991 Ref Lake Imports 11-1-2024..........      251

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
            UTILITIES -- WATER AND SEWER -- (CONTINUED)
 $  100     Eastern California Municipal Water Dist,
              5.70%, Comm Fac Special Tax Improvement Area A
              #2001-02 9-1-2018...............................  $   102
    250     Lathrop, CA,
              6.00%, FA Rev Water Supply Proj 6-1-2035........      256
    150     Lee Lake, CA,
              5.75%, Water Dist Comm Fac Dist #3 Special Tax
              Retreat 9-1-2023................................      151
    200     Santa Margarita, CA,
              6.00%, Water Dist Special Tax Comm Fac Dist
              #99-1 9-1-2030..................................      213
                                                                -------
                                                                  1,485
                                                                -------
            WASTE DISPOSAL -- 2.2%
    375     Stockton, CA,
              5.20%, Wastewater Sys Proj MBIA 9-1-2029........      400
                                                                -------
            Total municipal bonds
              (cost $17,338)..................................  $17,936
                                                                -------
SHARES
---------
SHORT-TERM INVESTMENTS -- 1.5%
            FINANCE -- 1.5%
    273     Dreyfus Basic California Municipal Money Market
              Fund, current rate -- 2.31% H...................      273
                                                                -------
            Total short-term investments
              (cost $273).....................................  $   273
                                                                -------
            Total investments in securities
              (cost $17,611) s................................  $18,209
                                                                -------
            Other assets and liabilities......................  $   253
                                                                -------
            Total net assets..................................  $18,462
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $17,012 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation...........................  $614
      Unrealized depreciation...........................   (15)
                                                          ----
      Net unrealized appreciation.......................  $599
                                                          ====

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 H Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2005.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
MUNICIPAL BONDS -- 96.7%
            AIRPORT REVENUES -- 4.4%
 $  500     Minneapolis & St. Paul, MN,
              5.00%, Airport Commission 1-1-2035..............  $   526
  1,000     Minneapolis & St. Paul, MN,
              5.625%, Metro Airport Commission FGIC AMT
              1-1-2018........................................    1,076
                                                                -------
                                                                  1,602
                                                                -------
            GENERAL OBLIGATIONS -- 32.0%
  1,000     Anoka-Hennepin, MN,
              5.00%, ISD #11 GO Credit Enhancement Prog
              2-1-2015........................................    1,063
  1,300     Becker, MN,
              6.00%, ISD #726 GO FSA Insured 2-1-2017.........    1,440
    500     Brainerd, MN,
              5.375%, ISD #181 GO FGIC 2-1-2016...............      553
    250     Minneapolis, MN,
              5.00%, Parking Assess GO 12-1-2020..............      268
  1,000     Minnesota Higher Ed FA,
              5.375%, GO Univ of St Thomas 4-1-2018...........    1,048
  1,000     Minnesota Higher Ed FA,
              5.40%, GO Univ of St Thomas 4-1-2023............    1,036
  1,000     Minnesota,
              5.25%, GO 8-1-2016..............................    1,079
    785     Mounds View, MN,
              5.25%, ISD #621 GO 2-1-2014.....................      853
  1,000     Puerto Rico Commonwealth Public Fin Corp Approp,
              5.75%, GO 8-1-2027..............................    1,100
  1,950     Rosemount, MN,
              5.70%, ISD #196 GO MBIA 4-1-2015 m..............    1,311
     80     University of MN,
              1.88%, GO 7-1-2008 H............................       80
  1,000     University of MN,
              5.75%, GO 7-1-2018..............................    1,180
    270     University Virgin Islands,
              5.125%, GO 12-1-2022............................      281
    100     University Virgin Islands,
              5.25%, GO 12-1-2023.............................      105
    125     University Virgin Islands,
              5.25%, GO 12-1-2024.............................      131
                                                                -------
                                                                 11,528
                                                                -------
            HEALTH CARE/SERVICES -- 15.2%
  1,130     Duluth, MN,
              5.50%, Econ DA Health Care Fac Rev Benedictine
              Health Sys St Mary 2-15-2023....................    1,208
    250     Minneapolis, MN,
              6.00%, Health Care System Allina Health
              11-15-2018......................................      280
  1,000     Minnesota Agriculture and Economic Dev Healthcare
              Fac,
              5.25%, Benedictine Health 2-15-2014.............    1,078
    750     Stillwater, MN,
              5.00%, Health Care Rev., Health System
              Obligation Group 6-1-2035.......................      770

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
            HEALTH CARE/SERVICES -- (CONTINUED)
 $  725     Todd, Morrison, Cass, & Wadena County, MN,
              5.25% United Hosp Lakewood Health Care Fac
              12-1-2026.......................................  $   764
  1,000     Waconia, MN,
              6.10%, Health Care Fac Rev Ridgeview Med
              Ctr Proj 1-1-2019...............................    1,102
    250     Willmar, MN,
              5.00%, Rice Memorial Hosp Proj FSA 2-1-2025.....      264
                                                                -------
                                                                  5,466
                                                                -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 4.3%
    350     Minnesota Higher Ed FA,
              5.25%, College of St Benedict 3-1-2024..........      367
    500     Minnesota State Higher Education Facilities,
              5.00%, Augsburg College 5-01-2005...............      518
    500     Minnesota State Higher Education Facilities,
              5.00%, Augsburg College 5-01-2020...............      523
    120     University of MN,
              1.79%, 1-1-2034 H...............................      120
                                                                -------
                                                                  1,528
                                                                -------
            HOUSING (HFA'S, ETC.) -- 10.6%
    695     Minneapolis, MN,
              6.00%, Redev Mtg Rev Riverplace Proj 1-1-2020...      697
    750     Minnesota Housing Finance Agency,
              2.90%, Residential Housing Finance Ser D
              05-18-2006......................................      750
    885     Minnesota Residential Housing Fin Agency,
              5.00%, 1-1-2020.................................      902
    450     St Paul, MN,
              6.25%, Housing Redev Hope Comm Academy Proj
              12-1-2019.......................................      459
  1,000     Washington County, MN,
              4.60%, Housing and Redev Auth Governmental Rev
              Ref Woodland Park Apartment Proj 4-1-2022.......    1,013
                                                                -------
                                                                  3,821
                                                                -------
            MISCELLANEOUS -- 11.3%
  1,030     Children's Trust Fund,
              5.50%, Puerto Rico Tobacco Settlement Rev
              5-15-2039.......................................    1,073
  1,000     Golden Valley, MN,
              5.875%, Breck School Proj Rev 10-1-2019.........    1,085
    250     Ramsey, MN,
              6.50%, Lease Rev Pact Charter School Proj
              12-1-2022.......................................      254
    500     St Paul, MN,
              5.00%, PA Lease Rev 12-1-2019...................      533
    300     St Paul, MN,
              6.75%, Redev Auth Rev Ref Achieve Language
              Academy 12-1-2022...............................      308
    750     Virgin Islands Public FA,
              6.125%, Refinery Fac Rev Hovenska Refinery
              7-1-2022........................................      817
                                                                -------
                                                                  4,070
                                                                -------

 THE HARTFORD TAX-FREE MINNESOTA FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            POLLUTION CONTROL -- 1.4%
 $  500     Cohasset, MN,
              4.95%, PCR Ref Coll Allete, Inc. Proj
              7-1-2022........................................  $   509
                                                                -------
            PUBLIC FACILITIES -- 2.4%
    835     Minnesota Agricultural Society,
              5.125%, State Fair Rev 9-15-2023................      859
                                                                -------
            TRANSPORTATION -- 5.2%
    750     Duluth, MN,
              4.20%, Seaway PA IDA Dock & Wharf Rev Ref
              Cargill Inc Proj 5-1-2013.......................      753
  1,000     Puerto Rico Commonwealth Highway & Transportation
              Auth,
              5.50%, Rev Ref FSA 7-1-2013.....................    1,138
                                                                -------
                                                                  1,891
                                                                -------
            UTILITIES -- COMBINED -- 0.8%
    300     Princeton, MN,
              5.00%, Public Utility Sys Rev 4-1-2024..........      305
                                                                -------
            UTILITIES -- ELECTRIC -- 4.4%
    500     Chaska, MN,
              5.00%, Electric Rev. 10-1-2030..................      518
    500     Minnesota Power Agency,
              5.25%, Electric Rev 10-1-2019...................      547
    500     Northern MN Municipal Power Agency,
              5.30%, Elec Sys Rev FSA 1-1-2021................      531
                                                                -------
                                                                  1,596
                                                                -------
            UTILITIES -- WATER AND SEWER -- 4.7%
    500     Minneapolis, MN,
              4.75%, Metro Council Water Treatment
              12-1-2016.......................................      537
  1,000     Puerto Rico Commonwealth Aqueduct & Sewer Auth
              Rev,
              6.25%, 7-1-2013.................................    1,162
                                                                -------
                                                                  1,699
                                                                -------
            Total municipal bonds
              (cost $32,985)..................................  $34,874
                                                                -------

                                                                MARKET
SHARES                                                          VALUE 9
---------                                                       -------
SHORT-TERM INVESTMENTS -- 2.1%
            FINANCE -- 2.1%
    751     State Street Bank Tax Free Money Market, Current
              rate -- 2.24% H.................................  $   751
                                                                -------
            Total short-term investments
              (cost $751).....................................  $   751
                                                                -------
            Total investments in securities
              (cost $33,736) s................................  $35,625
                                                                -------
            Other assets and liabilities......................  $   457
                                                                -------
            Total net assets..................................  $36,082
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $33,739 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation..........................  $1,904



   Unrealized depreciation..........................     (18)
                                                      ------



   Net unrealized appreciation......................  $1,886
                                                      ======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 H Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2005.

 m The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 THE HARTFORD TAX-FREE NATIONAL FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
MUNICIPAL BONDS -- 91.9%
            ALABAMA -- 2.0%
 $1,855     Huntsville, AL,
              5.25%, GO 5-1-2022..............................  $  2,026
                                                                --------
            ARIZONA -- 5.0%
  1,800     Phoenix, AZ,
              6.25%, GO 7-1-2017..............................     2,206
  1,000     Pima County, AZ,
              5.60%, Noah Webster Basic School 12-15-2019.....     1,003
  1,100     Pima County, AZ,
              5.75%, Charter Schools Proj 7-1-2016............     1,114
    467     Sundance Community Fac Dist, AZ,
              7.125%, Assessment Dist Special Assessment Rev
              #2 7-1-2027.....................................       503
    200     Vistancia, AZ,
              6.75%, Community Fac Dist GO 7-15-2022..........       214
                                                                --------
                                                                   5,040
                                                                --------
            CALIFORNIA -- 12.0%
    500     California GO,
              6.75%, 8-1-2011.................................       584
  1,000     California State Public Works Board,
              5.25%, 6-1-2030.................................     1,064
     80     California State Water Dept,
              5.50%, Water Res Dev 12-1-2010..................        89
    750     California State Water Dept,
              5.875%, Res Power Supply Rev 5-1-2016...........       844
    250     Capistrano, CA,
              5.875%, USD Comm Fac Dist Special Tax #90-2
              Talega 9-1-2021.................................       264
    250     Capistrano, CA,
              5.90%, USD Comm Fac Dist Special Tax #90-2
              Talega 9-1-2020.................................       265
     95     Eastern California Municipal Water Dist,
              5.70%, Comm Fac Special Tax Improvement Area A
              #2001-02 9-1-2018...............................        97
    625     Indio, CA,
              5.625%, Public FA Rev Local Agency 9-2-2018.....       641
     38     Indio, CA,
              6.35%, Public Improvement Act 1915 Special
              Assessment #2002-3 GO 9-2-2027..................        39
    400     Jurupa, CA,
              5.875%, Comm Services Dist #6 Special Tax
              9-1-2032........................................       408
    750     Lathrop, CA,
              6.00%, FA Rev Water Supply Proj 6-1-2035........       767
    500     Moreno Valley, CA,
              6.00%, USD Comm Fac Dist Special Tax #2002-1
              9-1-2022........................................       522
    700     Oceanside, CA,
              5.70%, Comm Dev GO 9-1-2025.....................       741
    535     Palm Springs, CA,
              5.50%, Comm Redev Agency 9-1-2023...............       563
    495     Perris, CA,
              6.25%, Public FA Local Agency Rev GO 9-1-2033...       522

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            CALIFORNIA -- (CONTINUED)
 $1,000     Pomona, CA,
              5.50%, Public FA Rev Sub-Merged
              Redev 2-1-2023..................................  $  1,038
    320     Sacramento (city of), CA, North Natomas Community
              Facilities 97-01 special tax, 9-01-2025.........       317
    500     San Diego, CA,
              5.25%, Redev Agency Centre City
              Sub Pkg 9-1-2026................................       514
  1,000     San Francisco, CA,
              1.59% Bay Area Toll Auth 4-1-2039 H.............     1,000
  1,000     San Manuel Entertainment,
              4.50%, 12-1-2016 n..............................       997
    800     Val Verde, CA,
              6.00%, USD FA Special Tax Rev Jr
              Lien 10-1-2021..................................       835
                                                                --------
                                                                  12,111
                                                                --------
            FLORIDA -- 5.1%
  1,000     Bellalgo, FL,
              5.85%, Educ Fac Benefits Dist FL Capital
              Improvement Rev 5-1-2022........................     1,033
  1,000     Collier County, FL,
              5.375%, School Board Cert of Particpation FSA
              2-15-2020.......................................     1,110
    490     Colonial Country Club Comm Dev Dist, FL,
              6.40%, Cap Impr Rev 5-1-2033 n..................       521
  1,250     Florida Dept of Enronmental Protection
              Preservation,
              5.375%, Rev MBIA 7-1-2015.......................     1,384
    310     Gateway Services,
              5.50%, Comm Dev Dist of FL Special Assessment
              Sun City Center Fort Meyers Proj 5-1-2010.......       315
    750     Hollywood, FL,
              5.125%, Comm Redev Agency 3-1-2014..............       771
                                                                --------
                                                                   5,134
                                                                --------
            GEORGIA -- 5.3%
    750     Augusta, GA,
              5.15%, Airport Rev Passenger Fac Charge
              1-1-2035........................................       763
  1,105     Fulton County, GA,
              5.375%, School Dist GO 1-1-2018.................     1,264
     35     Fulton County, GA,
              6.375%, Water & Sewer Rev FGIC 1-1-2014.........        41
  1,765     Fulton County, GA,
              6.375%, Water & Sewer Rev FGIC Partial
              Pre-refunded 1-1-2014...........................     2,047
     40     Georgia Municipal Electric Auth,
              6.50%, Power Rev Ser Y 1-1-2017.................        48
    960     Georgia Municipal Electric Auth,
              6.50%, Power Rev Ser Y 1-1-2017.................     1,174
                                                                --------
                                                                   5,337
                                                                --------

 THE HARTFORD TAX-FREE NATIONAL FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
MUNICIPAL BONDS -- (CONTINUED)
            ILLINOIS -- 5.7%
 $  960     Chicago, IL,
              5.25%, Board of Educ GO MBIA 12-1-2019..........  $  1,037
  1,000     Chicago, IL,
              6.75%, Tax Increment Allocation Jr Lien Pilsen
              Redev B 6-1-2022................................     1,044
    500     Illinois Educ FA,
              5.70%, Rev Ref Augustana College
              Ser A 10-1-2032.................................       527
    500     Plano IL,
              6.10%, Lakewood Springs Proj Special Services
              Area 3-1-2035...................................       502
    500     Round Lake, IL,
              6.70%, Special Tax Rev 3-1-2033.................       536
  1,000     Wauconda, IL,
              6.625%, Special Service Area #1 Special Tax
              Liberty Lakes Proj 3-1-2033.....................     1,022
  1,000     Yorkville, IL,
              6.875%, United City Special Svc Area Special Tax
              #2003-100 Raintree Village Proj 3-1-2033........     1,047
                                                                --------
                                                                   5,715
                                                                --------
            KANSAS -- 1.5%
  1,500     Kansas City KS,
              5.00%, Wyandotte Cnty Uni Special Obligation
              Rev, 12-01-2020.................................     1,483
                                                                --------
            KENTUCKY -- 1.0%
  1,000     Christian County, KY,
              6.00%, Hosp Rev Ref Jennie Stuart Medical
              7-1-2013........................................     1,040
                                                                --------
            LOUISIANA -- 0.5%
    500     Louisiana Public FA Rev,
              5.50%, Ochsner Clinic Foundation
              Proj 5-15-2027..................................       525
                                                                --------
            MARYLAND -- 1.1%
  1,000     Maryland Economic Dev Corp,
              6.50%, Student Housing Rev Univ of Maryland
              College Park Proj 6-1-2027......................     1,091
                                                                --------
            MASSACHUSETTS -- 2.1%
  1,000     Massachusetts State Health & Educ Facilites,
              1.72%, 7-1-2029 w...............................     1,000
    940     Massachusetts,
              5.25%, GO Consolidated Loan 3-1-2021............     1,031
     60     Massachusetts,
              5.25%, GO Consolidated Loan FSA Pre-refunded
              3-1-2021........................................        66
                                                                --------
                                                                   2,097
                                                                --------
            MICHIGAN -- 5.0%
    500     Detroit, MI,
              5.50%, GO MBIA 4-1-2020.........................       553
  1,750     Detroit, MI,
              6.50%, Water Supply Sys Ref Rev
              FGIC 7-1-2015...................................     2,129
  1,000     Macomb County, MI,
              5.75%, Hosp FA Rev Mt Clemens Gen Hosp
              11-15-2025......................................     1,007

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            MICHIGAN -- (CONTINUED)
 $  500     Michigan Hosp FA,
              5.625%, Rev Ref Henry Ford Health
              Sys 3-1-2017....................................  $    548
    750     Michigan Strategic Fund Ltd,
              5.50%, Rev Ref Dow Chemical Proj
              AMT 12-1-2028...................................       816
                                                                --------
                                                                   5,053
                                                                --------
            MINNESOTA -- 3.8%
    750     California Statewide Community Development Auth.,
              5.25%, Daughter of Charity Health 7-1-2030......       780
    250     Duluth, MN,
              4.20%, Seaway PA IDA Dock & Wharf Rev
              Ref Cargill Inc Proj 5-1-2013...................       251
    750     Minneapolis, MN,
              6.00%, Health Care System Allina
              Health 11-15-2018...............................       841
    890     Minnesota Residential Housing Fin Agency,
              5.00%, 1-1-2020.................................       907
    500     Ramsey, MN,
              6.50%, Lease Rev Pact Charter School
              Proj 12-1-2022..................................       509
    500     St Paul, MN,
              6.75%, Redev Auth Rev Ref Achieve Language
              Academy 12-1-2022...............................       513
                                                                --------
                                                                   3,801
                                                                --------
            MISSISSIPPI -- 0.3%
    250     Lowndes County, MS,
              6.80%, Solid Waste Disposal & Poll Control Rev
              Ref Weyerhaeuser Co Proj 4-1-2022...............       307
                                                                --------
            MISSOURI -- 0.5%
    500     Missouri State Dev Fin Board Infrastructure,
              5.50%, Branson 12-1-2032........................       525
                                                                --------
            NEVADA -- 1.5%
  1,000     Clark County, NV,
              6.375%, Impt Dist #142 8-1-2023.................     1,029
    495     North Las Vegas, NV,
              6.40%, Local Special Impt Dist #60
              Aliante 12-1-2022...............................       516
                                                                --------
                                                                   1,545
                                                                --------
            NEW HAMPSHIRE -- 0.8%
    750     New Hampshire Health & Educ Fac Auth Rev, 5.60%,
              Elliot Hosp 10-1-2022...........................       795
                                                                --------
            NEW JERSEY -- 4.3%
  1,250     Middlesex County, NJ,
              5.00%, Improvement Auth Street Student Housing
              Proj 8-15-2018..................................     1,304
    750     New Jersey Educ Fac Auth Rev,
              5.125%, Stevens Institute of Technology
              7-1-2022........................................       782

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
MUNICIPAL BONDS -- (CONTINUED)
            NEW JERSEY -- (CONTINUED)
 $  275     New Jersey Educ Fac Auth Rev,
              6.00%, Fairleigh Dickinson
              University 7-1-2025.............................  $    295
    500     New Jersey Educ Fac Auth Rev,
              6.50%, Georgian Court College 7-1-2033..........       563
    500     New Jersey Health Care Fac FA Rev,
              6.50%, Pascack Valley Hospital 7-1-2023.........       509
    800     New Jersey,
              5.625%, Economic Dev Auth Rev Cigarette Tax
              6-15-2019.......................................       843
                                                                --------
                                                                   4,296
                                                                --------
            NEW MEXICO -- 0.6%
    665     Cabezon, NM, Public Improvement District,
              5.20%, 9-1-2015.................................       655
                                                                --------
            NEW YORK -- 5.0%
    250     Dutchess County, NY,
              5.00%, IDA Civic Fac Rev Ref Marist College
              7-1-2022........................................       261
    550     Erie County, NY, Individual Dev Agency Civic Fac
              Rev Charter School Applied Tech PJ-A
              06-01-2025......................................       527
    800     New York Dorm Auth Rev,
              5.25%, Methodist Hosp 7-1-2019..................       861
    500     New York State Govt Assistance Corp.,
              1.37%, 4-1-2019 H...............................       500
    400     New York, NY,
              5.65%, IDA Brooklyn Navy Yard Cogen Partners
              10-1-2028.......................................       402
  1,000     New York, NY,
              5.75%, GO 3-1-2016..............................     1,115
    300     Saratoga, NY,
              5.00%, Ind Dev Saratoga Hosp Proj 12-1-2013.....       317
    620     Utica, NY,
              6.875%, IDA Civic Fac Rev Utica College
              12-1-2014.......................................       665
    400     Westchester County, NY,
              6.375%, IDA Continuing Care Retirement
              Mtg-Kendal on Hudson Proj 1-1-2024..............       416
                                                                --------
                                                                   5,064
                                                                --------
            NORTH CAROLINA -- 1.1%
    500     North Carolina Eastern Municipal Power Agency,
              5.375%, Power Sys Rev Ref 1-1-2017..............       531
    500     North Carolina Municipal Power Agency,
              5.50%, Catawba Elec Rev 1-1-2014................       547
                                                                --------
                                                                   1,078
                                                                --------
            OHIO -- 1.8%
    300     Cuyahoga County, OH,
              5.50%, Rev Ref Class A 1-1-2029.................       320
  1,270     Hamilton, OH,
              6.15%, School Dist Improvement 12-1-2016........     1,528
                                                                --------
                                                                   1,848
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            OTHER U.S. TERRITORIES -- 2.8%
 $1,000     Puerto Rico Commonwealth,
              5.00%, Ref GO 7-1-2030..........................  $  1,060
    800     Puerto Rico Commonwealth,
              5.25%, Public Impt GO 7-1-2019..................       871
    110     University Virgin Islands,
              5.00%, GO 12-1-2021.............................       114
    750     Virgin Islands Public FA,
              6.125%, Refinery Fac Rev Hovenska
              Refinery 7-1-2022...............................       817
                                                                --------
                                                                   2,862
                                                                --------
            PENNSYLVANIA -- 6.2%
    625     Carbon County, PA,
              6.65%, IDA Ref Panther Creek Partners Proj AMT
              5-1-2010........................................       668
  1,000     Lehigh County, PA,
              5.375%, Gen Purpose Auth Rev Saint Lukes
              Bethlehem Hosp 8-15-2033........................     1,031
    800     Montgomery County PA,
              6.125%, Ind Dev Auth Rev Whitemarsh Continuing
              Care Proj 2-1-2028..............................       837
  1,000     Pennsylvania Higher Educ Fac Auth,
              2.91%, 11-01-2025 H.............................     1,000
  1,100     Pennsylvania Higher Educ Fac Auth,
              2.91%, 11-01-2029 H.............................     1,100
  1,000     Pennsylvania Higher Educ Fac Auth,
              5.25%, Widener Univ 7-15-2024...................     1,053
    500     Susquehanna Area Regional Airport, PA,
              5.375%, Auth Sys Rev Sub 1-1-2018...............       521
                                                                --------
                                                                   6,210
                                                                --------
            RHODE ISLAND -- 6.5%
  1,000     Central Falls, RI,
              6.75%, Detention Fac Corp Detention Fac Rev
              1-15-2013.......................................     1,012
    250     Rhode Island Health & Educ Bldg Corp Rev,
              6.50%, Hosp Financing 8-15-2032.................       279
  5,000     Rhode Island,
              6.00%, Tobacco Settlement Funding Corp.
              6-01-2023.......................................     5,309
                                                                --------
                                                                   6,600
                                                                --------
            SOUTH CAROLINA -- 1.0%
  1,000     Dorchester County, SC,
              5.25%, School Dist #2 Installment Pur Rev Growth
              Remedy Oppty Hike 12-1-2024.....................     1,058
                                                                --------
            TENNESSEE -- 0.5%
    500     McMinn County, TN,
              7.625%, IDA PCR Calhoun Newsprint Co Proj
              3-1-2016........................................       501
                                                                --------

 THE HARTFORD TAX-FREE NATIONAL FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
MUNICIPAL BONDS -- (CONTINUED)
            TEXAS -- 2.6%
 $1,000     Clear Creek, TX,
              5.00%, ISD GO 2-15-2018.........................  $  1,069
  1,000     Matagorda County, TX,
              5.60%, Navigation Dist #1 Rev Ref Centerpoint
              Energy Proj 3-1-2027............................     1,056
    500     Sam Rayburn Municipal Power Agency, TX,
              5.50%, Rev Ref 10-1-1010........................       524
                                                                --------
                                                                   2,649
                                                                --------
            UTAH -- 0.5%
    500     Utah GO,
              5.375%, Ref 7-1-2011............................       553
                                                                --------
            VIRGINIA -- 3.1%
    500     Norfolk, VA,
              6.00%, Redev & Housing Auth First Mort
              Retirement Comm 1-1-2025........................       507
  1,000     Peninsula PA of Virginia,
              6.00%, Port Fac CSX Transportation Proj Rev
              Ref 12-15-2012..................................     1,111
  1,455     Virginia,
              5.5%, Tobacco Settlement Funding Corp.,
              6-1-2026........................................     1,520
                                                                --------
                                                                   3,138
                                                                --------
            WASHINGTON -- 0.7%
    670     King County, WA,
              5.00%, ISD #210 GO 6-1-2019.....................       710
                                                                --------
            WISCONSIN -- 2.0%
  1,305     Sparta, WI,
              5.90%, School Dist Ref GO FGIC 3-1-2016.........     1,451
    500     Wisconsin Housing & Economic Dev Auth,
              4.85%, GO Home Ownership Rev 9-1-2017...........       517
                                                                --------
                                                                   1,968
                                                                --------
            Total municipal bonds
              (cost $87,935)..................................  $ 92,815
                                                                --------

SHARES
---------
SHORT-TERM INVESTMENTS -- 4.8%
            FINANCE -- 4.8%
  4,799     State Street Bank Tax Free Money Market, Current
              rate -- 2.24% w.................................  $  4,799
                                                                --------
            Total short-term investments
              (cost $4,799)...................................  $  4,799
                                                                --------
            Total investments in securities
              (cost $92,734) s................................  $ 97,614
                                                                --------
            Other assets and liabilities......................  $  3,354
                                                                --------
            Total net assets..................................  $100,968
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $92,734 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $4,917
      Unrealized depreciation.........................     (37)
                                                        ------
      Net unrealized appreciation.....................  $4,880
                                                        ======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $1,518, which represents 1.50% of total net assets.
  H Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2005.

 THE HARTFORD TAX-FREE NEW YORK FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
MUNICIPAL BONDS -- 92.4%
            AIRPORT REVENUES -- 1.4%
 $  200     Monroe County, NY,
              5.25%, Airport Auth Rev Ref Greater Rochester
              International 1-1-2014..........................  $   215
                                                                -------
            GENERAL OBLIGATIONS -- 20.5%
    250     New York, NY,
              1.72%, GO 8-1-2009 H............................      250
    250     New York, NY,
              1.73%, Transitional FA NYC Recovery 11-1-2022
              H...............................................      250
    425     New York, NY,
              5.75%, GO 3-1-2016..............................      474
    450     New York, NY, GO,
              5.00%, 3-1-2030.................................      469
    250     Puerto Rico Commonwealth,
              5.00%, Ref GO 7-1-2030..........................      265
    200     Puerto Rico Commonwealth,
              5.25%, Public Impt GO 7-1-2019..................      218
    400     Tobacco Settlement FA of NY,
              5.50%, GO 6-1-2022..............................      440
    700     Triborough Bridges and Tunnel Auth.,
              1.44%, 11-1-2032 H..............................      700
    110     University Virgin Islands,
              5.00%, GO 12-1-2021.............................      114
                                                                -------
                                                                  3,180
                                                                -------
            HEALTH CARE/SERVICES -- 10.0%
    125     Chemung County, NY,
              5.00%, IDA Civic Fac Rev Arnot Ogden Medical Ctr
              Constr 11-1-2034................................      127
    400     New York (state of), Dorm Auth Non-State Supported
              Debt Rochester General Hospital,
              5.00%, 12-1-2025................................      420
    445     New York Dorm Auth Rev,
              5.00%, Mental Health Services Fac 2-15-2018.....      475
      5     New York Dorm Auth Rev,
              5.00%, Mental Health Services Fac 2-15-2018.....        5
    200     New York Dorm Auth Rev,
              5.25%, Methodist Hosp 7-1-2019..................      215
    200     Saratoga, NY,
              5.00% Ind Dev Saratoga Hosp Proj 12-1-2014......      211
    100     Westchester County, NY,
              6.375%, IDA Continuing Care Retirement
              Mtg-Kendal on Hudson Proj 1-1-2024..............      104
                                                                -------
                                                                  1,557
                                                                -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 22.9%
    250     Dutchess County, NY,
              5.00%, IDA Civic Fac Rev Ref Marist College
              7-1-2022........................................      261
    450     New York Dorm Auth Lease Rev,
              5.00%, State Univ Dorm Fac 7-1-2032.............      493
    425     New York Dorm Auth Lease Rev,
              5.50%, Court Fac 5-15-2020......................      482
    190     New York Dorm Auth Rev,
              5.00%, Fordham Univ FGIC 7-1-2020...............      202
    400     New York Dorm Auth Rev,
              5.00%, Mount St Mary College 7-1-2027...........      418
    450     New York Dorm Auth Rev,
              5.125%, St Barnabas FHA AMBAC 2-1-2022..........      481

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
            HIGHER EDUCATION -- (CONTINUED)
 $  135     New York Dorm Auth Rev,
              5.25%, Rochester Univ 7-1-2022..................  $   147
    250     New York Dorm Auth Rev,
              5.50%, Brooklyn Law School 7-1-2019.............      274
    200     New York Dorm Auth Rev,
              5.50%, Winthrop South Nassau Univ 7-1-2023......      210
    250     New York Dorm Auth,
              5.25%, Upstate Comm College 7-1-2021............      272
    200     Otsego County, NY,
              6.00%, IDA Civic Fac Rev Hartwick College Proj
              7-1-2011........................................      214
    100     Utica, NY,
              6.875%, IDA Civic Fac Rev Utica College
              12-1-2014.......................................      107
                                                                -------
                                                                  3,561
                                                                -------
            HOUSING (HFA'S, ETC.) -- 4.5%
    200     Grand Central, NY, Dist Management Assoc Inc,
              5.00%, Ref Cap Impt Business Impt 1-1-2022......      213
    425     New York Urban Dev Corp Rev,
              5.50%, Personal Income Tax FGIC 3-15-2017.......      482
                                                                -------
                                                                    695
                                                                -------
            INDUSTRIAL -- 2.3%
    100     Albany, NY, IDA,
              5% New Covenant Charter School 5-1-2007.........      100
    250     New York, NY, Ind Dev Agency Civic Fac Rev,
              5.25%, YMCA of Greater NY Proj 8-1-2021.........      261
                                                                -------
                                                                    361
                                                                -------
            LAND DEVELOPMENT -- 0.6%
    100     New York, NY,
              5.65%, IDA Brooklyn Navy Yard CogenPartners
              10-1-2028.......................................      101
                                                                -------
            MISCELLANEOUS -- 16.5%
  1,000     Children's Trust Fund,
              5.50%, Puerto Rico Tobacco Settlement Rev
              5-15-2039.......................................    1,042
    250     Erie County, NY, Individual Dev Agency Civic Fac
              Rev Charter School Applied Tech PJ-A
              6-01-2025.......................................      240
    450     New York, NY,
              5.00%, Transitional FA Future Tax Secured
              8-1-2023........................................      476
    500     Niagara Falls New York City School District
              Certificate Participation,
              5.00%, 6-15-2028................................      526
    250     Virgin Islands Public FA,
              6.125%, Refinery Fac Rev Hovenska Refinery
              7-1-2022........................................      272
                                                                -------
                                                                  2,556
                                                                -------
            POLLUTION CONTROL -- 3.1%
    450     New York Environmental Fac Corp,
              5.00%, 7-15-2026................................      475
                                                                -------

 THE HARTFORD TAX-FREE NEW YORK FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE 9
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            PUBLIC FACILITIES -- 3.0%
 $  450     St. Lawrence, NY,
              5.00%, IDA Civic Fac Rev Clarkson Univ Proj
              7-1-2023........................................  $   466
                                                                -------
            TRANSPORTATION -- 3.0%
    450     New York Metropolitan Transportation Auth,
              5.125%, 11-15-2031..............................      474
                                                                -------
            UTILITIES -- ELECTRIC -- 1.7%
    250     New York Energy Research & Dev Auth,
              5.30%, Elec Fac Rev Adj Long Island Lighting Co
              Proj 8-1-2025...................................      260
                                                                -------
            UTILITIES -- WATER AND SEWER -- 2.9%
    450     Jefferson County, NY,
              5.20%, IDA Waste Disp 12-1-2020.................      458
                                                                -------
            Total municipal bonds
              (cost $13,816)..................................  $14,359
                                                                -------
SHARES
---------
SHORT-TERM INVESTMENTS -- 4.7%
            FINANCE -- 4.7%
    737     Dreyfus Basic New York Municipal Money Market
              Fund, current rate -- 2.33% w...................      737
                                                                -------
            Total short-term investments
              (cost $737).....................................  $   737
                                                                -------
            Total investments in securities
              (cost $14,553) s................................  $15,096
                                                                -------
            Other assets and liabilities......................  $   450
                                                                -------
            Total net assets..................................  $15,546
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
  s At July 31, 2005, the cost of securities for federal income tax purposes is $14,552 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation...........................  $554
      Unrealized depreciation...........................   (10)
                                                          ----



      Net unrealized appreciation.......................  $544
                                                          ====

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.
  H Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2005.

 THE HARTFORD TOTAL RETURN BOND FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE 9
---------                                                       ---------
PREFERRED STOCKS -- 0.8%
            FINANCE -- 0.8%
      63    Goldman Sachs Group, Inc. ........................  $   1,570
      60    HSBC USA, Inc. ...................................      1,501
      89    Metlife, Inc. ....................................      2,243
                                                                ---------
            Total preferred stocks
              (cost $5,295)...................................  $   5,314
                                                                ---------
PRINCIPAL
 AMOUNT
---------
MUNICIPAL BONDS -- 0.8%
            GENERAL OBLIGATIONS -- 0.7%
 $ 3,000    Illinois GO,
              5.10%, Taxable Pension 6-1-2033.................  $   3,000
   1,250    Oregon School Boards Association,
              4.759%, Taxable Pension 6-30-2028...............      1,212
                                                                ---------
                                                                    4,212
                                                                ---------
            MISCELLANEOUS -- 0.1%
     813    Mashantucket Western Pequot Revenue Bond,
              5.912%, 9-01-2021 v.............................        813
                                                                ---------
            Total municipal bonds
              (cost $5,063)...................................  $   5,025
                                                                ---------

ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 12.7%
            FINANCE -- 12.5%
   1,169    American Express Credit Account Master Trust,
              3.89%, 2-15-2012 nH.............................      1,173
     390    AQ Finance CEB Trust,
              8.46%, 8-25-2033 nH.............................        386
      82    Asset Backed Funding Corp. NIM Trust,
              4.55%, 12-26-2033 n.............................         82
  49,830    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12-10-2042 wH............................      1,270
   6,980    Banc of America Commercial Mortgage, Inc.,
              6.02%, 9-11-2036 nwH............................        988
     800    Bank One Issuance Trust,
              4.77%, 2-16-2016................................        785
  14,550    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.07%, 7-11-2042 wH.............................        582
  11,607    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.12%, 11-11-2041 wH............................        389
  26,248    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.50%, 2-11-2041 nwH............................        620
     666    California Infrastructure & Economic Development,
              6.38%, 9-25-2008................................        676
     960    Capital One Multi-Asset Execution Trust,
              3.50%, 2-17-2009................................        954
   1,430    Chase Credit Card Master Trust,
              5.50%, 11-17-2008...............................      1,448
   2,290    Citibank Credit Card Issuance Trust,
              5.00%, 6-10-2015................................      2,275
   1,375    Citigroup Commercial Mortgage Trust,
              5.25%, 4-15-2040................................      1,407

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ---------
            FINANCE -- (CONTINUED)
 $ 1,300    CNH Equipment Trust,
              4.02%, 4-15-2009................................  $   1,292
     759    Conseco Finance Securitizations Corp.,
              5.79%, 5-1-2033.................................        763
     299    Countrywide Asset-Backed Certificates,
              5.46%, 5-25-2035................................        299
  42,850    Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.39%, 7-01-2037 nwH                                  1,454
     418    Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.512%, 7-15-2037...............................        414
     416    Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.686%, 7-01-2037...............................        409
   2,700    Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.691%, 4-15-2037...............................      2,680
     600    CS First Boston Mortgage Securities Corp.,
              2.08%, 5-15-2038................................        576
   1,750    Fleet Credit Card Master Trust II,
              7.02%, 2-15-2008................................      1,753
   2,500    GE Capital Commercial Mortgage Corp.,
              4.12%, 3-10-2040................................      2,442
   2,700    GE Captial Commercial Mortgage Corp.,
              4.706%, 5-10-2043...............................      2,698
  12,908    GMAC Commercial Mortgage Securities, Inc., 4.10%,
              12-10-2041 wH...................................        383
  31,000    Goldman Sachs Mortgage Securities Corp. II,
              4.38%, 8-10-2038 wH                                     453
   1,650    Goldman Sachs Mortgage Securities Corp. II,
              4.60%, 8-10-2038................................      1,646
   3,150    Goldman Sachs Mortgage Securities Corp.,
              4.841%, 7-10-2039...............................      3,084
     303    Green Tree Financial Corp.,
              6.27%, 6-1-2030.................................        306
     392    Green Tree Financial Corp.,
              7.24%, 6-15-2028................................        415
     950    Herd Trust,
              7.0%, 9-27-2034.................................        950
      99    Home Equity Asset Trust,
              5.25%, 4-27-2034 n..............................         99
  58,073    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 1-15-2042 wH.............................      1,199
 106,329    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.82%, 8-12-2037 wH.............................        591
   1,900    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.87%, 3-15-2046................................      1,907
   2,023    J.P. Morgan Chase commercial Mortgage Securities
              Corp.,
              4.911%, 7-15-2042...............................      1,988
  24,748    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.50%, nwH 1-15-2038............................      1,005

 THE HARTFORD TOTAL RETURN BOND FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ---------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $ 1,127    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              7.911%, 7-15-2042...............................  $   1,108
   3,000    LB-UBS Commercial Mortgage Trust,
              4.80%, 12-15-2029...............................      2,982
   1,488    LB-UBS Commercial Mortgage Trust,
              2.72%, 3-15-2007................................      1,444
   1,748    LB-UBS Commercial Mortgage Trust,
              3.34%, 9-15-2027................................      1,701
     766    Long Beach Asset Holdings Corp.,
              4.12%, 2-25-2035 n..............................        765
     417    Merill Lynch Mortgage Trust,
              4.747%, 5-01-2043...............................        411
     417    Merril Lynch Mortgage Trust,
              4.556%, 5-01-2043...............................        414
  44,179    Merrill Lynch Mortgage Trust,
              4.57%, 6-12-2043 wH.............................      1,457
     681    Morgan Stanley Auto Loan Trust,
              5.00%, 3-15-2012 n..............................        672
      71    Morgan Stanley Capital I,
              5.91%, 11-15-2031...............................         71
   1,175    Morgan Stanley Capital I,
              7.65%, 4-30-2039 nH.............................      1,234
     166    Morgan Stanley Dean Witter Capital I,
              4.57%, 12-18-2032...............................        166
  12,535    Morgan Stanley Dean Witter Capital I,
              8.05%, 8-25-2032 vwHm...........................        682
   3,050    Oncor Electric Delivery Transition Bond Co.,
              4.03%, 2-15-2012................................      3,009
     694    Park Place Securities, Inc.,
              3.69%, 9-25-2034 H..............................        697
   1,400    Peco Energy Transition Trust,
              6.13%, 3-1-2009.................................      1,455
     650    Popular ABS Mortgage Pass-Through Trust,
              4.75%, 12-25-2034...............................        635
     540    Popular ABS Mortgage Pass-Through Trust,
              5.42%, 4-25-2035................................        537
   1,125    Providian Gateway Master Trust,
              3.35%, 9-15-2011 n..............................      1,098
   1,450    Providian Gateway Master Trust,
              3.80%, 11-15-2011 n.............................      1,429
   1,750    PSE&G Transition Funding LLC,
              6.45%, 3-15-2013................................      1,893
     800    Renaissance Home Equity Loan Trust,
              5.36%, 5-25-2035................................        793
   2,080    Residential Asset Mortgage Products, Inc.,
              3.80%, 5-25-2034 H..............................      2,090
     550    Residential Asset Mortgage Products, Inc.,
              4.98%, 8-25-2034................................        549
     198    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 5-25-2030................................        203
   2,960    Standard Credit Card Master Trust,
              6.55%, 1-7-2007.................................      2,975

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ---------
            FINANCE -- (CONTINUED)
 $   622    Structured Asset Securities Corp.,
              2.94%, 2-25-2035................................  $     622
  10,513    Wachovia Bank Commercial Mortgage Trust,
              3.65%, 2-15-2041 nwH............................        398
  43,877    Wachovia Bank Commercial Mortgage Trust,
              4.48%, 5-01-2044 nwH............................      1,412
     417    Wachovia Bank Commercial Mortgage Trust,
              4.515%, 5-01-2044...............................        412
     415    Wachovia Bank Commercial Mortgage Trust,
              4.698%, 5-01-2044...............................        407
   1,375    Wachovia Bank Commercial Mortgage Trust,
              4.72%, 1-15-2041................................      1,370
   3,050    Wachovia Bank Commercial Mortgage Trust,
              4.79%, 4-15-2042................................      3,042
                                                                ---------
                                                                   79,974
                                                                ---------
            TRANSPORTATION -- 0.1%
     570    Connecticut RRB Special Purpose Trust,
              6.21%, 12-30-2011...............................        609
                                                                ---------
            UTILITIES -- 0.1%
     805    Pacific Gas & Electric Energy Recovery Funding
              LLC,
              3.87%, 6-25-2011................................        797
                                                                ---------
            Total asset & commerical mortgage backed
              securities
              (cost $82,273)..................................  $  81,380
                                                                ---------

CORPORATE BONDS: INVESTMENT GRADE -- 31.8%
            BASIC MATERIALS -- 1.5%
     800    Carter Holt Harvey Ltd.,
              9.50%, 12-1-2024................................      1,081
   1,430    Domtar, Inc.,
              7.875%, 10-15-2011..............................      1,508
     504    Dow Chemical Co.,
              7.00%, 8-15-2005................................        505
     275    Georgia Gulf Corp.,
              7.625%, 11-15-2005..............................        276
   1,500    ICI Wilmington, Inc.,
              4.375%, 12-1-2008...............................      1,474
   1,200    Inco Ltd.,
              7.75%, 5-15-2012................................      1,373
   1,155    Lubrizol Corp.,
              5.50%, 10-1-2014................................      1,172
   2,090    Noranda, Inc.,
              7.25%, 7-15-2012................................      2,320
                                                                ---------
                                                                    9,709
                                                                ---------
            CAPITAL GOODS -- 0.6%
     965    Briggs & Stratton Corp.,
              8.875%, 3-15-2011...............................      1,112
   1,500    Rockwell Automation, Inc.,
              6.70%, 1-15-2028................................      1,792
   1,145    Textron Financial Corp.,
              5.875%, 6-1-2007................................      1,172
                                                                ---------
                                                                    4,076
                                                                ---------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CONSUMER CYCLICAL -- 1.5%
 $ 1,825    DaimlerChrysler N.A. Holdings Corp.,
              4.875%, 6-15-2010...............................  $   1,805
     710    Foster's Finance Corp.,
              4.875%, 10-1-2014 n.............................        689
     625    Masco Corp.,
              4.8%, 6-15-2015 t...............................        608
     550    Masco Corp.,
              7.125%, 8-15-2013...............................        626
     300    Nine West Group, Inc.,
              8.375%, 8-15-2005...............................        300
   1,560    PHH Corp.,
              7.125%, 3-1-2013................................      1,694
   2,980    Pulte Homes, Inc.,
              6.00%, 2-15-2035................................      2,849
     930    Staples, Inc.,
              7.125%, 8-15-2007...............................        977
                                                                ---------
                                                                    9,548
                                                                ---------
            CONSUMER STAPLES -- 1.3%
   3,110    Cadbury Schweppes Finance plc,
              5.00%, 6-26-2007................................      3,133
     655    Conagra Foods, Inc.,
              7.125%, 10-1-2026...............................        769
   2,200    General Mills, Inc.,
              2.625%, 10-24-2006..............................      2,149
   1,980    Weyerhaeuser Co.,
              6.75%, 3-15-2012................................      2,154
                                                                ---------
                                                                    8,205
                                                                ---------
            ENERGY -- 2.4%
   1,015    Amerada Hess Corp.,
              7.30%, 8-15-2031................................      1,205
   1,275    Consolidated Natural Gas Co.,
              5.375%, 11-1-2006...............................      1,288
   1,190    Enterprise Products Operating L.P.,
              4.625%, 10-15-2009..............................      1,171
     800    Ferrellgas L.P.,
              6.99%, 8-1-2005 n...............................        800
     500    Lasmo (USA), Inc.,
              7.50%, 6-30-2006................................        515
     650    Occidental Petroleum Corp., 7.375%, 11-15-2008....        706
     830    PanCanadian Petroleum Ltd., 6.30%, 11-1-2011......        890
     860    Panhandle Eastern Pipeline, 2.75%, 3-15-2007......        835
   1,495    Pioneer Natural Resource, 5.875%, 7-15-2016.......      1,517
     681    Ras Laffan Liquefied Natural Gas Co. Ltd., 3.44%,
              9-15-2009 n.....................................        664
   1,130    Schlumberger Ltd., 2.125%, 6-1-2023...............      1,319
   1,890    Transocean, Inc., 1.50%, 5-15-2021................      1,919
     620    Valero Energy Corp., 7.50%, 4-15-2032.............        757
     380    Valero Energy Corp., 8.75%, 6-15-2030.............        513
     535    XTO Energy, Inc., 5.00%, 1-31-2015................        526
     585    XTO Energy, Inc., 5.30%, 6-30-2015................        586
                                                                ---------
                                                                   15,211
                                                                ---------
            FINANCE -- 15.6%
     948    Abbey National plc, 6.69%, 10-17-2005.............        954
     800    Aetna, Inc., 7.375%, 3-1-2006.....................        814
   1,125    Aetna, Inc., 7.875%, 3-1-2011.....................      1,288

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ---------
            FINANCE -- (CONTINUED)
 $ 1,420    American General Finance Corp.,
              3.875%, 10-1-2009...............................  $   1,369
   3,110    Amvescap plc, 4.50%, 12-15-2009...................      3,075
     800    Anthem, Inc., 6.80%, 8-1-2012.....................        883
   1,600    AvalonBay Communities, Inc.,
              8.25%, 7-15-2008................................      1,754
   1,710    Block Financial Corp., 5.125%, 10-30-2014.........      1,660
  10,010    Bundesobligation, 3.50%, 10-10-2008...............     12,531
   1,000    Camden Property Trust,
              4.375%, 1-15-2010...............................        972
   1,360    Capital One Bank Corp.,
              6.50%, 6-13-2013................................      1,474
   1,100    CIT Group, Inc.,
              4.00%, 5-8-2008.................................      1,083
     985    CIT Group, Inc.,
              4.125%, 11-3-2009...............................        961
   1,200    Credit Suisse First Boston USA, Inc.,
              6.50%, 1-15-2012................................      1,311
     700    Duke Realty Corp.,
              5.25%, 1-15-2010................................        708
     600    ERAC USA Finance Co.,
              5.60%, 5-1-2015 n...............................        607
   1,400    ERP Operating L.P.,
              6.58%, 4-13-2015................................      1,538
   1,050    Fondo LatinoAmericano De Reservas,
              3.00%, 8-1-2006 n...............................      1,038
     215    Ford Motor Credit Co.,
              5.70%, 1-15-2010 t..............................        203
   2,025    Ford Motor Credit Co.,
              7.00%, 10-1-2013 t..............................      1,967
   1,400    Ford Motor Credit Co.,
              7.375%, 2-1-2011................................      1,391
  14,835    France (Republic of),
              3.50%, 4-25-2015................................     18,330
   4,175    France (Republic of),
              4.75%, 4-25-2035................................      5,939
     960    General Motors Acceptance Corp.,
              8.60%, 12-1-2012 m..............................        512
   2,950    General Motors Acceptance Corp.,
              8.64%, 6-15-2015 m..............................      1,317
   2,895    Goldman Sachs Group, Inc.,
              5.25%, 4-1-2013.................................      2,949
   1,350    Harley Davidson Motorcycle Trust,
              2.07%, 2-15-2011................................      1,313
   1,270    International Lease Finance Corp.,
              5.00%, 4-15-2010................................      1,275
   1,625    J.P. Morgan Chase & Co.,
              5.125%, 9-15-2014...............................      1,635
   1,650    J.P. Morgan Chase & Co.,
              5.25%, 5-1-2015.................................      1,666
   1,450    J.P. Morgan Chase & Co.,
              7.875%, 6-15-2010...............................      1,639
   2,100    Manufacturers and Traders Trust Co.,
              3.26%, 6-20-2006 H..............................      2,100
   1,125    Merrill Lynch & Co., Inc.,
              4.125%, 9-10-2009...............................      1,104
   2,810    Metlife, Inc.,
              5.7%, 6-15-2035.................................      2,844

 THE HARTFORD TOTAL RETURN BOND FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $ 1,490    Mizuho Financial Group, Inc.,
              5.79%, 4-15-2014 n..............................  $   1,551
   1,270    Morgan Stanley,
              4.75%, 4-1-2014.................................      1,234
   1,130    National Rural Utilities Cooperative Finance
              Corp.,
              3.00%, 2-15-2006................................      1,123
   1,225    Navistar Financial Corp. Owner Trust,
              3.53%, 10-15-2012...............................      1,192
     725    PNC Funding Corp.,
              7.50%, 11-1-2009................................        800
     977    Prudential Insurance Co. of America,
              6.375%, 7-23-2006 n.............................        995
   1,450    Rabobank Capital Funding Trust III,
              5.25%, 12-29-2049 n.............................      1,451
   1,820    Simon Property Group, Inc.,
              7.875%, 3-15-2016 n.............................      2,125
     250    Southern Investments UK plc,
              6.80%, 12-1-2006................................        256
   1,150    St. Paul Companies, Inc.,
              8.125%, 4-15-2010...............................      1,305
   1,270    Sumitomo Mitsue Banking,
              5.625%, 10-15-2015 n............................      1,265
     685    SunTrust Banks, Inc.,
              6.00%, 2-15-2026................................        747
     496    Travelers Property Casualty Corp.,
              5.00%, 3-15-2013................................        493
     950    United Mexican States,
              4.625%, 10-8-2008...............................        945
     555    United Mexican States,
              5.875%, 1-15-2014...............................        568
     850    United Mexican States,
              8.125%, 12-30-2019..............................      1,028
   1,005    UnitedHealth Group, Inc.,
              4.125%, 8-15-2009 t.............................        987
     345    Verizon Global Funding Corp.,
              7.75%, 12-1-2030................................        437
     720    Wellpoint Health Networks, Inc.,
              6.375%, 6-15-2006...............................        733
                                                                ---------
                                                                   99,439
                                                                ---------
            HEALTH CARE -- 0.4%
     740    Coventry Health Care, Inc.,
              5.875%, 1-15-2012...............................        758
     750    Humana, Inc.,
              7.25%, 8-1-2006.................................        767
     422    Manor Care, Inc.,
              6.25%, 5-1-2013.................................        445
     477    Manor Care, Inc.,
              7.50%, 6-15-2006................................        487
                                                                ---------
                                                                    2,457
                                                                ---------
            SERVICES -- 1.8%
   1,370    American Greetings Corp.,
              6.10%, 8-1-2028.................................      1,411
     915    Army Hawaii Family Housing,
              5.524%, 6-15-2050 n.............................        949
     670    FedEx Corp.,
              3.50%, 4-1-2009.................................        645

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ---------
            SERVICES -- (CONTINUED)
 $   575    Fiserv, Inc.,
              3.00%, 6-27-2008................................  $     546
   1,745    Harrah's Operating Co, Inc.,
              5.50%, 7-1-2010.................................      1,776
   1,000    Marriott International, Inc.,
              7.875%, 9-15-2009...............................      1,110
     700    News America Holdings, Inc.,
              7.70%, 10-30-2025...............................        832
     685    TCI Communications, Inc.,
              8.75%, 8-1-2015.................................        862
   1,650    Tele-Communications, Inc.,
              7.875%, 8-1-2013................................      1,925
   1,240    WMX Technologies, Inc.,
              7.00%, 10-15-2006...............................      1,276
                                                                ---------
                                                                   11,332
                                                                ---------
            TECHNOLOGY -- 3.8%
   1,660    Affiliated Computer ACS,
              5.20%, 6-1-2015 t...............................      1,608
   2,500    AT&T Wireless Services, Inc.,
              8.75%, 3-1-2031.................................      3,454
     530    BellSouth Corp.,
              6.00%, 11-15-2034...............................        552
   1,235    British Sky Broadcasting,
              7.30%, 10-15-2006...............................      1,275
   1,175    Computer Associates International, Inc.,
              5.625%, 12-1-2014 n.............................      1,184
   3,875    Cox Communications, Inc.,
              5.50%, 10-1-2015................................      3,890
     980    Deutsche Telekom International Finance B.V.,
              8.50%, 6-15-2010................................      1,118
   1,850    France Telecom S.A.,
              8.75%, 3-1-2031.................................      2,548
   1,225    Motorola, Inc.,
              8.00%, 11-1-2011 t..............................      1,423
     680    Raytheon Co.,
              6.55%, 3-15-2010................................        726
     805    Raytheon Co.,
              4.50%, 11-15-2007...............................        801
     655    Raytheon Co.,
              8.30%, 3-1-2010.................................        746
   1,600    SBC Communications, Inc., 6.15%, 9-15-2034 t......      1,701
   1,000    Telefonica Europe B.V.,
              7.35%, 9-15-2005................................      1,004
   1,000    TELUS Corp.,
              8.00%, 6-1-2011.................................      1,154
     685    Thomas & Betts Corp.,
              7.25%, 6-1-2013.................................        724
                                                                ---------
                                                                   23,908
                                                                ---------
            TRANSPORTATION -- 0.1%
     819    American Airlines, Inc.,
              6.98%, 4-1-2011.................................        852
                                                                ---------
            UTILITIES -- 2.8%
     500    Buckeye Partners, L.P.,
              5.30%, 10-15-2014...............................        500
   1,050    Centerpoint Energy Resources Corp.,
              7.875%, 4-1-2013................................      1,229

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- (CONTINUED)
 $ 1,275    Centerpoint Energy, Inc.,
              6.85%, 6-1-2015.................................  $   1,413
     250    Cleveland Electric Illuminating Co.,
              7.13%, 7-1-2007.................................        261
     400    Consumers Energy Co.,
              5.15%, 2-15-2017................................        395
     920    Consumers Energy Co.,
              5.375%, 4-15-2013...............................        937
     565    Detroit Edison Co.,
              6.125%, 10-1-2010...............................        600
   1,175    Duke Energy Corp.,
              3.75%, 3-5-2008.................................      1,153
     970    Empresa Nacional de Electricidad SA,
              8.625%, 8-1-2015 t..............................      1,146
   1,160    FirstEnergy Corp.,
              6.45%, 11-15-2011...............................      1,248
   3,200    FPL Group Capital, Inc.,
              3.25%, 4-11-2006................................      3,180
     275    Kansas Gas & Electric Co.,
              6.20%, 1-15-2006................................        277
   2,730    Kinder Morgan Energy Partners L.P.,
              5.80%, 3-15-2035................................      2,715
     200    Pacificorp,
              6.12%, 1-15-2006................................        202
     850    Texas-New Mexico Power Co.,
              6.125%, 6-1-2008................................        868
   1,430    TXU Energy Co.,
              7.00%, 03-15-2013...............................      1,582
     250    Westar Energy, Inc.,
              5.15%, 1-1-2017.................................        249
                                                                ---------
                                                                   17,955
                                                                ---------
            Total corporate bonds: investment grade
              (cost $202,385).................................  $ 202,692
                                                                ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 4.5%
            BASIC MATERIALS -- 1.1%
     515    Abitibi-Consolidated, Inc.,
              8.85%, 8-1-2030.................................        502
   2,055    International Steel Group, Inc.,
              6.50%, 4-15-2014................................      2,045
   1,900    Potlatch Corp.,
              12.50%, 12-1-2009...............................      2,321
     620    US Concrete, Inc.,
              8.375%, 04-01-2014..............................        595
     745    Vale Overseas Ltd.,
              8.25%, 1-17-2034................................        836
     595    Vedanta Resources Plc.,
              6.625%, 02-22-2010 n............................        585
                                                                ---------
                                                                    6,884
                                                                ---------
            CAPITAL GOODS -- 0.3%
   2,045    Bombardier, Inc.,
              6.30%, 5-1-2014 nt..............................      1,922
                                                                ---------
            CONSUMER CYCLICAL -- 0.7%
   1,175    D.R. Horton, Inc.,
              5.625%, 9-15-2014 t.............................      1,176
   1,130    Delhaize America, Inc.,
              8.125%, 4-15-2011...............................      1,260

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ---------
            CONSUMER CYCLICAL -- (CONTINUED)
 $   650    J.C. Penny Co., Inc.,
              7.125%, 11-15-2023..............................  $     718
     890    J.C. Penny Co., Inc.,
              7.65%, 8-15-2016 t..............................      1,014
                                                                ---------
                                                                    4,168
                                                                ---------
            ENERGY -- 0.2%
   1,500    El Paso CGP Co.,
              6.50%, 6-1-2008.................................      1,493
                                                                ---------
            FINANCE -- 0.2%
   1,360    Ryder System Inc.,
              5.00%, 6-15-2012................................      1,334
                                                                ---------
            HEALTH CARE -- 0.7%
   2,450    Genentech, Inc.,
              4.75%, 7-15-2015................................      2,431
   1,100    HCA, Inc.,
              6.375%, 1-15-2015 t.............................      1,126
     905    HCA, Inc.,
              6.95%, 5-1-2012.................................        952
                                                                ---------
                                                                    4,509
                                                                ---------
            TECHNOLOGY -- 0.7%
   1,175    Intelsat Ltd.,
              6.50%, 11-1-2013................................        963
   1,650    L-3 Communications Corp.,
              3.00%, 8-1-2035 n...............................      1,675
     780    L-3 Communications Corp.,
              6.375%, 10-15-2015 n............................        790
     260    L-3 Communications Corp.,
              7.625%, 6-15-2012...............................        278
     380    Rogers Cable, Inc.,
              6.25%, 6-15-2013................................        382
     420    Shaw Communications, Inc.,
              8.25%, 4-11-2010................................        466
                                                                ---------
                                                                    4,554
                                                                ---------
            TRANSPORTATION -- 0.3%
   1,880    Royal Caribbean Cruises Ltd.,
              6.875%, 12-1-2013...............................      2,016
                                                                ---------
            UTILITIES 0.3%
     850    Montana Power Co.,
              7.30%, 12-1-2006 n..............................        873
     890    Sierra Pacific Power Co.,
              8.00%, 6-1-2008.................................        952
                                                                ---------
                                                                    1,825
                                                                ---------
            Total corporate bonds: non-investment grade
              (cost $28,269)..................................  $  28,705
                                                                ---------

U.S. GOVERNMENT SECURITIES -- 9.0%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.4%
   8,800    Tennessee Valley Authority,
              6.96% 11-1-2025 m...............................      2,125
     250    Federal Home Loan Bank 8.91% 2-20-2007 H..........        257
                                                                ---------
                                                                    2,382
                                                                ---------
            U.S. TREASURY SECURITIES -- 8.6%
   1,600    1.625% 2015 Jt....................................      1,593
   3,790    2.375% 2025 J.....................................      4,126
     600    3.625% 2007 t.....................................        596

 THE HARTFORD TOTAL RETURN BOND FUND

 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ---------
            U.S. TREASURY SECURITIES -- (CONTINUED)
 $ 2,870    3.75% 2008 t......................................  $   2,847
  18,045    3.875% 2010 t.....................................     17,843
  22,751    4.125% 2015 t.....................................     22,463
   4,650    5.375% 2031 t.....................................      5,284
                                                                ---------
                                                                   54,752
                                                                ---------
            Total U.S. government securities
              (cost $57,834)..................................  $  57,134
                                                                ---------
U.S. GOVERNMENT AGENCIES -- 28.3%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.4%
   3,800    4.10% 2014........................................      3,741
   3,550    5.046% 2035 H.....................................      3,550
  35,046    5.50% 2033-2035...................................     35,235
  10,826    6.00% 2033-2034...................................     11,059
                                                                ---------
                                                                   53,585
                                                                ---------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.4%
   9,576    4.50% 2035........................................      9,185
     958    4.711% 2034 H.....................................        956
   1,153    4.734% 2035 H.....................................      1,149
     792    4.746% 2035 H.....................................        791
   1,910    4.807% 2035 H.....................................      1,906
   1,456    4.888% 2035 H.....................................      1,454
     999    4.927% 2035 H.....................................        996
   2,299    4.958% 2035 H.....................................      2,294
  22,406    5.00% 2018-2035...................................     22,369
  27,511    5.50% 2017-2035...................................     27,744
  19,638    6.00% 2013-2035...................................     20,084
   2,066    6.50% 2031-2034...................................      2,139
     690    7.50% 2029-2031...................................        736
                                                                ---------
                                                                   91,803
                                                                ---------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.5%
  13,308    5.00% 2033-2035...................................     13,222
  10,552    5.50% 2033-2035...................................     10,689
   5,209    6.00% 2032-2034...................................      5,358
   5,843    6.50% 2028-2032...................................      6,110
                                                                ---------
                                                                   35,379
                                                                ---------
            Total U.S. government agencies
              (cost $181,754).................................  $ 180,767
                                                                ---------
            Total long-term investments
              (cost $562,873).................................  $ 561,017
                                                                ---------

SHORT-TERM INVESTMENTS -- 28.8%
            FINANCE -- 20.0%
  44,610    BNP Paribas Repurchase Agreement,
              3.25%, 8-1-2005 @...............................     44,610
  41,822    RBS Greenwich Repurchase Agreement,
              3.23%, 8-1-2005 @...............................     41,822

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE 9
---------                                                       ---------
            FINANCE -- (CONTINUED)
 $40,609    UBS Warburg Repurchase Agreement,
              3.25%, 8-1-2005 @...............................  $  40,609
     720    Wachovia Corp.,
              7.55%, 8-18-2005................................        721
                                                                ---------
                                                                  127,762
                                                                ---------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 8.8%
  55,784    Navigator Prime Portfolio.........................     55,784
                                                                ---------
            Total short-term investments
              (cost $183,546).................................  $ 183,546
                                                                ---------
            Total investments in securities
              (cost $746,419) s...............................  $ 744,563
                                                                ---------
            Other assets & liabilities........................  $(106,752)
                                                                ---------
            Total net assets..................................  $ 637,811
                                                                ---------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 20.94% of total net assets at July 31, 2005.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $746,622 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 3,362



   Unrealized depreciation.........................   (5,421)
                                                     -------
   Net unrealized depreciation.....................  $(2,059)
                                                     =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  v The following security is considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities
       Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.

      PERIOD     SHARES/                                   COST
      ACQUIRED     PAR                SECURITY             BASIS
      --------   -------              --------             -----
      2005       12,535    Morgan Stanley Dean Witter      $552
                           Capital I, due 2032

--------------------------------------------------------------------------------

The aggregate value of these securities at July 31, 2005 was $1,495, which represents 0.23% of total net assets.

n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $32,790, which represents 5.14% of total net assets.
H Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2005.

m The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

w The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2005.

t     Security is fully or partially on loan at July 31, 2005.


        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2005

                                                                                                  UNREALIZED
                                                              MARKET    CONTRACT    DELIVERY     APPRECIATION
DESCRIPTION                                                    VALUE     AMOUNT       DATE      (DEPRECIATION)
-----------                                                   ------    --------    --------    --------------
EURO (Sell)                                                   $37,548   $37,449    10/26/2005        $(99)

@ Repurchase agreements collateralized as follows:

                                                                           SECURITY           COUPON RATE      EXPIRATION DATE
                                                                           --------           -----------      ---------------
      BNP Paribas Repurchase Agreement                                U.S. Treasury Bond       6.25%-9.875%       2015-2026
      RBS Greenwitch Repurchase Agreement                             U.S. Treasury Bill        3.07%-3.54%       2005-2006
      UBS Warburg Repurchase Agreement                                U.S. Treasury Bond       6.25%-9.125%       2016-2026

u Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- 4.5%
            FINANCE -- 4.5%
 $ 2,000    LB UBS Commercial Mortgage Trust,
              4.74%, 2-15-2041................................  $  1,975
   3,000    Merrill Lynch Mortgage Trust,
              4.747%, 5-01-2043...............................     2,955
   3,000    CS First Boston Mortgage Securities Corp.,
              4.83%, 11-15-2037...............................     2,983
   3,000    GMAC Commercial Mortgage Securities, Inc.,
              4.86%, 12-10-2041...............................     2,988
                                                                --------
            Total asset and commercial mortgage backed
              securities
              (cost $11,102)..................................  $ 10,901
                                                                --------
U.S. GOVERNMENT SECURITIES -- 20.3%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 3.4%
            Federal Home Loan Bank
   7,750    5.75% 2012........................................     8,305
                                                                --------
            U.S. TREASURY SECURITIES -- 16.9%
            U.S. Treasury Notes
  10,000    1.625% 2015 J.....................................     9,954
   7,500    3.00% 2012 J......................................     8,739
   5,285    4.00% 2015 t......................................     5,164
   8,395    4.125% 2015.......................................     8,289
   4,200    4.75% 2014........................................     4,347
   4,500    5.00% 2011 t......................................     4,701
                                                                --------
                                                                  41,194
                                                                --------
            Total U.S. government securities
              (cost $49,997)..................................  $ 49,499
                                                                --------
U.S. GOVERNMENT AGENCIES -- 74.7%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 30.0%
            Mortgage Backed Securities:
   3,921    5.50% 2032........................................     3,947
   1,929    6.00% 2032........................................     1,972
     106    7.00% 2029-2031...................................       111
     126    9.00% 2022........................................       139
      96    11.50% 2015-2019..................................       105
     112    11.75% 2010-2011..................................       122
      21    12.50% 2019.......................................        24
                                                                --------
                                                                   6,420
                                                                --------
            Notes:
  15,000    5.25% 2012........................................    14,987
                                                                --------
            Remic -- PAC's:
   7,000    5.50% 2029........................................     7,020
  14,490    6.00% 2021........................................    14,903
   8,789    6.50% 2031........................................     9,101
                                                                --------
                                                                  31,024
                                                                --------
            Remic -- Z Bonds:
  19,766    6.50% 2032........................................    20,769
                                                                --------
                                                                  73,200
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 38.2%
            Mortgage Backed Securities:
  11,844    5.50% 2015-2032...................................    11,927
   2,213    5.85% 2009........................................     2,284

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION --
            (CONTINUED)
 $ 2,754    5.89% 2008 H......................................  $  2,838
   3,191    6.00% 2016-2031...................................     3,279
   1,330    6.01% 2009........................................     1,378
   1,065    6.36% 2008........................................     1,101
   1,201    6.50% 2013-2015...................................     1,249
   5,539    6.52% 2008........................................     5,722
   5,783    7.184% 2006.......................................     5,896
     131    7.50% 2030........................................       140
      33    8.00% 2025........................................        35
      52    8.50% 2022........................................        56
      42    9.00% 2020........................................        46
      49    9.75% 2020........................................        53
     183    10.00% 2020.......................................       204
      50    10.50% 2012-2018..................................        56
      14    10.75% 2013.......................................        14
     257    11.00% 2015-2020..................................       284
      54    11.25% 2013.......................................        58
      11    11.50% 2015.......................................        12
      50    12.00% 2011-2014..................................        56
      99    12.50% 2015.......................................       110
                                                                --------
                                                                  36,798
                                                                --------
            Notes:
   9,000    4.20% 2008........................................     8,948
   8,000    4.25% 2010........................................     7,934
  10,500    6.25% 2029........................................    12,561
                                                                --------
                                                                  29,443
                                                                --------
            Remic -- PAC's:
   4,878    5.00% 2022........................................     4,895
  11,331    6.00% 2016........................................    11,732
   9,904    6.50% 2012-2032...................................    10,283
                                                                --------
                                                                  26,910
                                                                --------
                                                                  93,151
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.4%
   8,000    6.50% 2032........................................     8,280
                                                                --------
            Mortgage Backed Securities:
     686    6.00% 2034........................................       703
   5,582    6.50% 2031-2032...................................     5,833
      82    7.00% 2030........................................        87
     149    8.00% 2022........................................       161
     539    9.50% 2016-2019...................................       597
      40    11.00% 2015-2018..................................        44
                                                                --------
                                                                   7,425
                                                                --------
                                                                  15,705
                                                                --------
            Total U.S. government agencies
              (cost $180,978).................................  $182,056
                                                                --------
            Total long-term investments
              (cost $242,077).................................  $242,456
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
SHORT-TERM INVESTMENTS -- 3.9%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 3.9%
   9,515    BNY Institutional Cash Reserve Fund...............  $  9,515
                                                                --------
            Total short-term investments
              (cost $9,515)...................................  $  9,515
                                                                --------
            Total investments in securities
              (cost $251,592) s...............................  $251,971
                                                                --------
            Other assets and liabilities......................  $ (8,267)
                                                                --------
            Total net assets..................................  $243,704
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $251,592 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 2,404
      Unrealized depreciation.........................   (2,025)
                                                        -------
      Net unrealized appreciation.....................  $   379
                                                        =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 H Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2005.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 t   Security is fully or partially on loan at July 31, 2005.

 THE HARTFORD VALUE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
COMMON STOCK -- 98.3%
            BASIC MATERIALS -- 9.0%
    87      Alcoa, Inc. ......................................  $  2,426
    39      Cameco Corp. .....................................     1,836
    46      Dow Chemical Co. .................................     2,182
    54      DuPont (E.I.) de Nemours & Co. ...................     2,292
    45      Huntsman Corp. l..................................     1,053
    22      Kimberly-Clark Corp. .............................     1,428
    19      Precision Castparts Corp. ........................     1,683
                                                                --------
                                                                  12,900
                                                                --------
            CAPITAL GOODS -- 4.1%
    21      General Dynamics Corp. ...........................     2,384
    13      Illinois Tool Works, Inc. ........................     1,113
    27      Rockwell Automation, Inc. ........................     1,380
    35      Tyco International Ltd. ..........................     1,069
                                                                --------
                                                                   5,946
                                                                --------
            CONSUMER CYCLICAL -- 7.2%
    97      Caterpillar, Inc. ................................     5,251
    71      Dollar General Corp. .............................     1,439
    57      McDonald's Corp. .................................     1,789
    23      NIKE, Inc. Class B................................     1,911
                                                                --------
                                                                  10,390
                                                                --------
            CONSUMER STAPLES -- 3.6%
    49      Kellogg Co. ......................................     2,198
    55      PepsiCo, Inc. ....................................     3,016
                                                                --------
                                                                   5,214
                                                                --------
            ENERGY -- 11.2%
    79      ConocoPhillips....................................     4,957
   113      Exxon Mobil Corp. ................................     6,645
    86      GlobalSantaFe Corp. ..............................     3,865
     9      Occidental Petroleum Corp. .......................       716
                                                                --------
                                                                  16,183
                                                                --------
            FINANCE -- 27.0%
    27      ACE Ltd. .........................................     1,243
    53      American International Group, Inc. ...............     3,179
   126      Bank of America Corp. ............................     5,502
     7      CB Richard Ellis Group, Inc. Class A l............       313
    25      Chubb Corp. ......................................     2,176
   131      Citigroup, Inc. ..................................     5,677
    33      Golden West Financial Corp. ......................     2,155
    28      Goldman Sachs Group, Inc. ........................     2,956
    53      J.P. Morgan Chase & Co. ..........................     1,845
    62      National City Corp. ..............................     2,274
    17      PNC Financial Services Group, Inc. ...............       937
    31      Principal Financial Group, Inc. ..................     1,340
    18      SunTrust Banks, Inc. .............................     1,302

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            FINANCE -- (CONTINUED)
    60      U.S. Bancorp......................................  $  1,804
    13      Washington Mutual, Inc. ..........................       571
    53      Wellpoint, Inc. l.................................     3,735
    31      Wells Fargo & Co. ................................     1,908
                                                                --------
                                                                  38,917
                                                                --------
            HEALTH CARE -- 8.9%
    54      Baxter International, Inc. .......................     2,105
   129      CVS Corp. ........................................     3,990
    84      Pfizer, Inc. .....................................     2,238
    48      Watson Pharmaceuticals, Inc. l....................     1,597
    63      Wyeth.............................................     2,864
                                                                --------
                                                                  12,794
                                                                --------
            SERVICES -- 1.6%
    73      Comcast Corp. Class A l...........................     2,234
                                                                --------
            TECHNOLOGY -- 12.0%
    84      Applied Materials, Inc. l.........................     1,556
    45      AT&T Corp. .......................................       897
    18      Beckman Coulter, Inc. ............................     1,000
   120      BellSouth Corp. ..................................     3,298
    29      Emerson Electric Co. .............................     1,888
    46      Intel Corp. ......................................     1,246
    24      Lam Research Corp. l..............................       691
    45      Motorola, Inc. ...................................       959
    83      SBC Communications, Inc. .........................     2,024
    75      Sprint Corp. .....................................     2,028
    95      Time Warner, Inc. l...............................     1,620
                                                                --------
                                                                  17,207
                                                                --------
            TRANSPORTATION -- 3.5%
    63      CSX Corp. ........................................     2,874
   153      Southwest Airlines Co. ...........................     2,174
                                                                --------
                                                                   5,048
                                                                --------
            UTILITIES -- 10.2%
    31      Consolidated Edison, Inc. ........................     1,483
    30      Dominion Resources, Inc. .........................     2,227
    26      Entergy Corp. ....................................     1,987
    81      Exelon Corp. .....................................     4,346
    24      PPL Corp. ........................................     1,503
     7      Progress Energy, Inc. ............................       321
    25      SCANA Corp. ......................................     1,030
    20      Southern Co. .....................................       700
    12      TXU Corp. ........................................     1,057
                                                                --------
                                                                  14,654
                                                                --------
            Total common stock
              (cost $121,232).................................  $141,487
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE 9
---------                                                       --------
SHORT-TERM INVESTMENTS -- 2.4%
            FINANCE -- 2.4%
 1,145      Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................  $  1,145
   692      Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................       692
 1,001      J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................     1,001
   348      UBS Securities, LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................       348
   310      UBS Securities, LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       310
                                                                --------
            Total short-term investments
              (cost $3,496)                                     $  3,496
                                                                --------
            Total investments in securities
              (cost $124,728) s                                 $144,983
                                                                --------
            Other assets and liabilities                        $ (1,078)
                                                                --------
            Total net assets                                    $143,905
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.28% of total net assets at July 31, 2005.

  l  Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $124,472 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                           $21,998
      Unrealized depreciation                            (1,487)
                                                        -------
      Net unrealized appreciation                       $20,511
                                                        =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

@ Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE    COUPON RATE     EXPIRATION DATE
                                                                      -------------    -----------     ---------------
      Bank of America Joint Repurchase Agreement                        FMAC            5.00%-5.50%       2020-2035
      Deutsche Bank Securities Joint Repurchase Agreement               FNMA            4.00%-5.00%       2018-2035
      J. P. Morgan Chase Joint Repurchase Agreement                     FNMA            5.00%-6.00%       2034-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC           4.50%-7.00%       2005-2035
                                                                        FNMA            4.50%-7.00%       2005-2020
                                                                        FNMA           4.50%-11.00%       2009-2035
      UBS Securities, Inc. Joint Repurchase Agreement                   FHLMC          3.50%-12.25%       2007-2035
                                                                        FNMA            4.00%-9.50%       2008-2035

 THE HARTFORD VALUE OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
 ------                                                         --------
COMMON STOCK -- 96.4%
            BASIC MATERIALS -- 9.1%
     10     Akzo Nobel N.V. ..................................  $    403
    160     Alcoa, Inc. ......................................     4,488
     28     Aracruz Celulose S.A. ADR.........................     1,034
     22     Arch Coal, Inc. ..................................     1,235
     31     Cytec Industries, Inc. ...........................     1,384
      4     Engelhard Corp. ..................................       126
     84     Michelin (C.G.D.E.) Class B.......................     5,186
     45     Pactiv Corp. l....................................     1,000
    238     Sappi Ltd. ADR....................................     2,509
    102     Smurfit-Stone Container Corp. l...................     1,242
                                                                --------
                                                                  18,607
                                                                --------
            CAPITAL GOODS -- 4.0%
     75     Goodrich Corp. ...................................     3,318
     21     Parker-Hannifin Corp. ............................     1,367
     96     Teradyne, Inc. l..................................     1,494
     66     Tyco International Ltd. ..........................     2,011
                                                                --------
                                                                   8,190
                                                                --------
            CONSUMER CYCLICAL -- 10.9%
     90     American Axle & Manufacturing Holdings, Inc. .....     2,471
      2     Blockbuster, Inc. Class A.........................        19
     64     CBRL Group, Inc. .................................     2,495
    232     Foot Locker, Inc. ................................     5,793
     57     Lear Corp. .......................................     2,425
     52     Newell Rubbermaid, Inc. ..........................     1,286
    142     Ruby Tuesday, Inc. ...............................     3,540
     40     TJX Companies, Inc. ..............................       950
    128     TRW Automotive Holdings Corp. l...................     3,419
                                                                --------
                                                                  22,398
                                                                --------
            ENERGY -- 7.4%
     20     Devon Energy Corp. ...............................     1,122
     30     GlobalSantaFe Corp. ..............................     1,363
     55     Marathon Oil Corp. ...............................     3,227
     35     Noble Corp. ......................................     2,365
     48     Talisman Energy, Inc. ............................     2,105
     39     Total S.A. ADR....................................     4,900
                                                                --------
                                                                  15,082
                                                                --------
            FINANCE -- 29.0%
     80     ACE Ltd. .........................................     3,706
     43     AMBAC Financial Group, Inc. ......................     3,089
     58     American International Group, Inc. ...............     3,468
    232     Apollo Investment Corp. ..........................     4,176
    157     Bank of America Corp. ............................     6,854
     67     Capital One Financial Corp. ......................     5,528
     25     CB Richard Ellis Group, Inc. Class A l............     1,165
     96     CIT Group, Inc. ..................................     4,255
    165     Citigroup, Inc. ..................................     7,180
     29     Everest Re Group Ltd. ............................     2,795
     31     Federal Home Loan Mortgage Corp. .................     1,936
     24     Federal National Mortgage Association.............     1,357
    187     MBNA Corp. .......................................     4,710
     72     Platinum Underwriters Holdings Ltd. ..............     2,486

                                                                 MARKET
 SHARES                                                         VALUE 9
 ------                                                         --------
            FINANCE -- (CONTINUED)
     19     Reinsurance Group of America......................  $    801
     61     RenaissanceRe Holdings Ltd. ADR...................     2,750
     25     Rent-A-Center, Inc. l.............................       521
     88     Royal Bank of Scotland Group plc..................     2,601
                                                                --------
                                                                  59,378
                                                                --------
            HEALTH CARE -- 8.9%
     33     Coventry Health Care, Inc. l......................     2,299
     49     Endo Pharmaceuticals Holdings, Inc. l.............     1,392
     66     GlaxoSmithKline plc...............................     1,547
     48     GlaxoSmithKline plc ADR...........................     2,282
      7     King Pharmaceuticals, Inc. l......................        80
     58     Pfizer, Inc. .....................................     1,540
     16     Sanofi-Aventis S.A. ..............................     1,387
    111     Sanofi-Aventis S.A. ADR...........................     4,811
     64     Wyeth.............................................     2,937
                                                                --------
                                                                  18,275
                                                                --------
            SERVICES -- 4.5%
     66     American West ln..................................     1,089
     10     Comcast Corp. Class A l...........................       320
    119     Comcast Corp. Special Class A l...................     3,582
    102     Dex Media, Inc. ..................................     2,558
     36     Liberty Global, Inc. l............................     1,686
                                                                --------
                                                                   9,235
                                                                --------
            TECHNOLOGY -- 17.7%
     75     Arrow Electronics, Inc. l.........................     2,240
    223     Cinram International, Inc. .......................     4,217
    391     Cisco Systems, Inc. l.............................     7,491
    110     Fairchild Semiconductor International, Inc. l.....     1,853
     35     Freescale Semiconductor, Inc. Class A l...........       883
      4     International Rectifier Corp. l...................       202
     61     Lam Research Corp. l..............................     1,721
     91     Microsoft Corp. ..................................     2,338
     57     Nextel Communications, Inc. Class A l.............     1,994
     16     QLogic Corp. l....................................       500
     42     Scientific-Atlanta, Inc. .........................     1,629
    114     Seagate Technology l..............................     2,208
     32     Sprint Corp. .....................................       850
     56     Tektronix, Inc. ..................................     1,413
     24     Telefonaktiebolaget LM Ericsson ADR...............       818
    115     Time Warner, Inc. l...............................     1,956
     44     Varian Semiconductor Equipment Associates, Inc.
              l...............................................     1,831
     60     Vishay Intertechnology, Inc. l....................       838
     17     Whirlpool Corp. ..................................     1,336
                                                                --------
                                                                  36,318
                                                                --------
            TRANSPORTATION -- 3.6%
     75     AMR Corp. l.......................................     1,059
     67     Continental Airlines, Inc. Class B l..............     1,059
     29     Pinnacle Airlines Corp. l.........................       295
     94     Yellow Roadway Corp. l............................     4,953
                                                                --------
                                                                   7,366
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE 9
 ------                                                         --------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 1.3%
     19     Constellation Energy Group, Inc. .................  $  1,156
     18     TXU Corp. ........................................     1,516
                                                                --------
                                                                   2,672
                                                                --------
            Total common stock
              (cost $176,591).................................  $197,521
                                                                --------
PREFERRED STOCKS -- 0.7%
            ENERGY -- 0.7%
     30     Petroleo Brasileiro S.A. ADR......................     1,372
                                                                --------
            Total preferred stocks
              (cost $908).....................................  $  1,372
                                                                --------
SHORT-TERM INVESTMENTS -- 4.1%
PRINCIPAL
AMOUNT
---------
            FINANCE -- 3.1%
 $2,101     Bank of America Joint Repurchase Agreement,
              3.30%, 8-1-2005 @...............................  $  2,101
  1,269     Deutsche Bank Securities Joint Repurchase
              Agreement,
              3.31%, 8-1-2005 @...............................     1,269
  1,837     J.P. Morgan Chase Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................     1,837
    639     UBS Securities, LLC Joint Repurchase Agreement,
              3.26%, 8-1-2005 @...............................  $    639
    568     UBS Securities, LLC Joint Repurchase Agreement,
              3.31%, 8-1-2005 @...............................       568
                                                                --------
                                                                   6,414
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE 9
---------                                                       --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 1.0%
  1,974     BNY Institutional Cash Reserve Fund...............  $  1,974
                                                                --------
            Total short-term investments
              (cost $8,388)...................................  $  8,388
                                                                --------
            Total investments in securities
              (cost $185,887) s...............................  $207,281
                                                                --------
            Other assets and liabilities......................  $ (2,445)
                                                                --------
            Total net assets..................................  $204,836
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.17% of total net assets at July 31, 2005.
       The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Fund's Board of Directors at July 31, 2005, was $11,124, which represents 5.43% of total net assets.

  l    Currently non-income producing.

  s At July 31, 2005, the cost of securities for federal income tax purposes is $185,654 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $24,096



   Unrealized depreciation........................   (2,469)
                                                    -------



   Net unrealized appreciation....................  $21,627
                                                    =======

  9 For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  n Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2005, was $1,089, which represents .53% of total net assets.


@ Repurchase agreements collateralized as follows:

                                                                         SECURITY TYPE       COUPON RATE        EXPIRATION DATE
                                                                         -------------       -----------        ---------------
      J.P. Morgan Chase Joint Repurchase Agreement                         FNMA               5.00%-6.00%          2034-2035
      UBS Securities, Inc. Joint Repurchase Agreement                      FHLMC              4.50%-7.00%          2005-2035
                                                                           FNMA               4.50%-7.00%          2005-2020
                                                                           FNMA              4.50%-11.00%          2009-2035
      UBS Securities, Inc. Joint Repurchase Agreement                      FHLMC             3.50%-12.25%          2007-2035
                                                                           FNMA               4.00%-9.50%          2008-2035

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        THE HARTFORD MUTUAL FUNDS II, INC.


Date: September 9, 2005                 By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                            Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: September 9, 2005                 By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                            Its: President


Date: September 9, 2005                 By: /s/ Tamara L. Fagely
                                            ------------------------------------
                                            Tamara L. Fagely
                                            Its: Vice President, Controller and
                                                 Treasurer

                                  EXHIBIT LIST

99.CERT   10(a) Certifications

               (i)  Section 302 certification of principal executive officer

               (ii) Section 302 certification of principal financial officer